Schedule of Investments

AllianzGI Retirement 2020 Fund

June 30, 2020 (unaudited)

	Shares	Value^

MUTUAL FUNDS (a)—97.0%

AllianzGI Core Bond (c)	199,976	$3,227,613
AllianzGI Emerging Markets Small-Cap (b)	5,877	89,572
AllianzGI Global Dynamic Allocation (c)	483,301	8,520,591

Total Mutual Funds (cost—$11,807,911)		11,837,776

	Principal Amount (000s)	Value^

Repurchase Agreements—1.1%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $131,000; collateralized by U.S. Treasury Notes, 3.00%, due 10/31/25, valued at $133,663 including accrued interest (cost—$131,000)	$131	$131,000

Total Investments (cost—$11,938,911)—98.1%		11,968,776

Other assets less liabilities (d)—1.9%		228,264

Net Assets—100.0%		$12,197,040

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2020:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation
Short position contracts:
Mini MSCI Emerging Markets Index	(3)	9/18/20	$	(—	)(f)	$(148)	$150
MSCI EAFE Index	(4)	9/18/20		(—	)(f)	(356)	6,516

							$6,666

(e)	At June 30, 2020, the Fund pledged $214,235 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than 500.

Glossary:

EAFE—Europe, Australasia and Far East

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Retirement 2025 Fund

June 30, 2020 (unaudited)

	Shares	Value^

MUTUAL FUNDS (a)—90.7%

AllianzGI Core Bond (c)	43,170	$696,759
AllianzGI Emerging Markets Small-Cap (b)	8,315	126,726
AllianzGI Global Dynamic Allocation (c)	918,662	16,196,004

Total Mutual Funds (cost—$17,490,124)		17,019,489

	Principal Amount (000s)	Value^

Repurchase Agreements—3.1%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $573,000; collateralized by U.S. Treasury Notes, 2.875%, due 11/30/25, valued at $584,567 including accrued interest (cost—$573,000)	$573	$573,000

Total Investments (cost—$18,063,124)—93.8%		17,592,489

Other assets less liabilities (d)—6.2%		1,153,240

Net Assets—100.0%		$18,745,729

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2020:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	2	9/18/20		$—	(f)	$144	$(1,387)
E-mini S&P 500 Index	2	9/18/20		—	(f)	309	(2,807)

							$(4,194)

Short position contracts:
Mini MSCI Emerging Markets Index	(7)	9/18/20	$	(—	)(f)	$(345)	$350
MSCI EAFE Index	(5)	9/18/20		(—	)(f)	(445)	8,145

							$8,495

							$4,301

(e)	At June 30, 2020, the Fund pledged $678,000 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than 500.

Glossary:

EAFE—Europe, Australasia and Far East

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Retirement 2030 Fund

June 30, 2020 (unaudited)

	Shares	Value^

MUTUAL FUNDS (a)—90.1%

AllianzGI Best Styles Global Managed Volatility	27,422	$403,929
AllianzGI Focused Growth (c)	10,244	545,266
AllianzGI Global Dynamic Allocation (c)	1,222,235	21,547,997
AllianzGI Global Small-Cap Opportunities	7,570	109,914
AllianzGI International Growth	35,111	681,154
AllianzGI Mid-Cap (b)	54,319	276,482

Total Mutual Funds (cost—$24,009,908)		23,564,742

	Principal Amount (000s)	Value^

Repurchase Agreements—2.1%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $537,000; collateralized by U.S. Treasury Notes, 3.00%, due 10/31/25, valued at $547,836 including accrued interest (cost—$537,000)	$537	$537,000

Total Investments (cost—$24,546,908)—92.2%		24,101,742

Other assets less liabilities (d)—7.8%		2,052,815

Net Assets—100.0%		$26,154,557

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2020:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	6	9/18/20		$—	(f)	$431	$(4,161)
E-mini S&P 500 Index	9	9/18/20		—	(f)	1,391	(12,632)

							$(16,793)

Short position contracts:
Mini MSCI Emerging Markets Index	(5)	9/18/20	$	(—	)(f)	$(246)	$250
MSCI EAFE Index	(7)	9/18/20		(—	)(f)	(623)	11,402

							$11,652

							$(5,141)

(e)	At June 30, 2020, the Fund pledged $1,164,620 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than 500.

Glossary:

EAFE—Europe, Australasia and Far East

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Retirement 2035 Fund

June 30, 2020 (unaudited)

	Shares	Value^

MUTUAL FUNDS (a)—85.2%

AllianzGI Best Styles Global Managed Volatility	70,384	$1,036,761
AllianzGI Best Styles U.S. Equity (c)	98,375	1,281,823
AllianzGI Emerging Markets Small-Cap (b)	14,271	217,495
AllianzGI Focused Growth (c)	10,578	563,049
AllianzGI Global Dynamic Allocation (c)	751,466	13,248,353
AllianzGI Global Small-Cap Opportunities	20,459	297,070
AllianzGI International Growth	79,817	1,548,449
AllianzGI Mid-Cap (b)	106,116	540,130
AllianzGI Mid-Cap Value (c)	10,384	287,440
AllianzGI Small-Cap (c)	17,153	307,550

Total Mutual Funds (cost—$19,598,452)		19,328,120

	Principal Amount (000s)	Value^

Repurchase Agreements—4.7%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $1,060,000; collateralized by U.S. Treasury Notes, 2.875%, due 11/30/25, valued at $1,081,215 including accrued interest (cost—$1,060,000)	$1,060	$1,060,000

Total Investments (cost—$20,658,452)—89.9%		20,388,120

Other assets less liabilities (d)—10.1%		2,290,594

Net Assets—100.0%		$22,678,714

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2020:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	3	9/18/20		$—	(f)	$216	$(2,081)
E-mini S&P 500 Index	11	9/18/20		1		1,699	(339)

							$(2,420)

Short position contracts:
Mini MSCI Emerging Markets Index	(3)	9/18/20	$	(—	)(f)	$(148)	$150

							$150

							$(2,270)

(e)	At June 30, 2020, the Fund pledged $1,186,992 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than 500.

Glossary:

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Retirement 2040 Fund

June 30, 2020 (unaudited)

	Shares	Value^

MUTUAL FUNDS (a)—85.2%

AllianzGI Best Styles Global Equity (c)	138,197	$1,695,673
AllianzGI Best Styles Global Managed Volatility	118,981	1,752,587
AllianzGI Best Styles U.S. Equity (c)	217,124	2,829,123
AllianzGI Emerging Markets Small-Cap (b)	17,363	264,613
AllianzGI Focused Growth (c)	14,935	794,997
AllianzGI Global Dynamic Allocation (c)	479,572	8,454,860
AllianzGI Global Small-Cap Opportunities	39,221	569,488
AllianzGI International Growth	145,274	2,818,312
AllianzGI Mid-Cap (b)	158,348	805,994
AllianzGI Mid-Cap Value (c)	19,524	540,419
AllianzGI Small-Cap (c)	25,894	464,286

Total Mutual Funds (cost—$21,017,090)		20,990,352

	Principal Amount (000s)	Value^

Repurchase Agreements—5.6%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $1,382,000; collateralized by U.S. Treasury Notes, 3.00%, due 10/31/25, valued at $1,409,654 including accrued interest (cost—$1,382,000)	$1,382	$1,382,000

Total Investments (cost—$22,399,090)—90.8%		22,372,352

Other assets less liabilities (e)—9.2%		2,271,308

Net Assets—100.0%		$24,643,660

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2020:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Depreciation
Long position contracts:
E-mini Russell 2000 Index	4	9/18/20	$—	(g)	$288	$(2,774)
E-mini S&P 500 Index	11	9/18/20	1		1,700	(15,439)

						$(18,213)

(f)	At June 30, 2020, the Fund pledged $1,417,241 in cash as collateral for futures contracts.
(g)	Notional amount rounds to less than 500.

Schedule of Investments

AllianzGI Retirement 2045 Fund

June 30, 2020 (unaudited)

	Shares	Value^

MUTUAL FUNDS (a)—84.7%

AllianzGI Best Styles Global Equity (c)	115,818	$1,421,081
AllianzGI Best Styles Global Managed Volatility	108,535	1,598,718
AllianzGI Best Styles U.S. Equity (c)	137,593	1,792,838
AllianzGI Emerging Markets Small-Cap (b)	9,643	146,958
AllianzGI Focused Growth (c)	11,172	594,661
AllianzGI Global Dynamic Allocation (c)	186,258	3,283,723
AllianzGI Global Small-Cap Opportunities	27,995	406,492
AllianzGI International Growth	101,618	1,971,386
AllianzGI Mid-Cap (b)	118,447	602,893
AllianzGI Mid-Cap Value (c)	12,380	342,670
AllianzGI Small-Cap (c)	21,153	379,267

Total Mutual Funds (cost—$12,476,193)		12,540,687

	Principal Amount (000s)	Value^

Repurchase Agreements—5.2%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $769,000; collateralized by U.S. Treasury Notes, 2.875%, due 11/30/25, valued at $784,433 including accrued interest (cost—$769,000)	$769	$769,000

Total Investments (cost—$13,245,193)—89.9%		13,309,687

Other assets less liabilities (d)—10.1%		1,500,620

Net Assets—100.0%		$14,810,307

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2020:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	2	9/18/20		$—	(f)	$144	$(1,387)
E-mini S&P 500 Index	7	9/18/20		—	(f)	1,082	(9,825)
MSCI Emerging Markets	3	9/18/20		—	(f)	148	(130)

							$(11,342)

Short position contracts:
MSCI EAFE Index	(2)	9/18/20	$	(—	)(f)	$(178)	$3,258

							$(8,084)

(e)	At June 30, 2020, the Fund pledged $962,819 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than 500.

Glossary:

EAFE—Europe, Australasia and Far East

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Retirement 2050 Fund

June 30, 2020 (unaudited)

	Shares	Value^

MUTUAL FUNDS (a)—83.8%

AllianzGI Best Styles Global Equity (d)	182,744	$2,242,263
AllianzGI Best Styles Global Managed Volatility	134,649	1,983,379
AllianzGI Best Styles U.S. Equity (d)	226,857	2,955,947
AllianzGI Emerging Markets Small-Cap (b)	14,202	216,431
AllianzGI Focused Growth (d)	20,437	1,087,862
AllianzGI Global Dynamic Allocation (d)	197,273	3,477,916
AllianzGI Global Small-Cap Opportunities	39,687	576,251
AllianzGI International Growth	146,242	2,837,100
AllianzGI Mid-Cap (b)	207,620	1,056,786
AllianzGI Mid-Cap Value (d)	28,568	790,759
AllianzGI Small-Cap (d)	34,372	616,282

Total Mutual Funds (cost—$17,744,364)		17,840,976

	Principal Amount (000s)	Value^

SHORT-TERM INVESTMENTS—8.3%

U.S. Treasury Obligations (c)—2.3%
U.S. Treasury Bills, 1.506%-1.522%, 12/3/20 (cost—$496,826)	$500	$499,682

Repurchase Agreements—6.0%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $1,272,000; collateralized by U.S. Treasury Notes, 3.00%, due 10/31/25, valued at $1,297,542 including accrued interest (cost—$1,272,000)	1,272	1,272,000

Total Short-Term Investments (cost—$1,768,826)		1,771,682

Total Investments (cost—$19,513,190)—92.1%		19,612,658

Other assets less liabilities (e)—7.9%		1,684,566

Net Assets—100.0%		$21,297,224

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Rates reflect the effective yields at purchase date.
(d)	Class R6 share.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2020:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Depreciation
Long position contracts:
E-mini Russell 2000 Index	3	9/18/20	$—	(g)	$216	$(2,081)
E-mini S&P 500 Index	11	9/18/20	1		1,700	(15,439)
MSCI EAFE Index	5	9/18/20	—	(g)	445	(8,230)
MSCI Emerging Markets	5	9/18/20	—	(g)	246	(220)

						$(25,970)

(f)	At June 30, 2020, the Fund pledged $1,379,208 in cash as collateral for futures contracts.
(g)	Notional amount rounds to less than 500.

Glossary:

EAFE—Europe, Australasia and Far East

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Retirement 2055 Fund

June 30, 2020 (unaudited)

	Shares	Value^

MUTUAL FUNDS (a)—82.4%

AllianzGI Best Styles Global Equity (c)	90,280	$1,107,740
AllianzGI Best Styles Global Managed Volatility	72,801	1,072,361
AllianzGI Best Styles U.S. Equity (c)	103,656	1,350,633
AllianzGI Emerging Markets Small-Cap (b)	7,016	106,931
AllianzGI Focused Growth (c)	8,943	476,027
AllianzGI Global Dynamic Allocation (c)	95,759	1,688,236
AllianzGI Global Small-Cap Opportunities	20,290	294,604
AllianzGI International Growth	73,949	1,434,604
AllianzGI Mid-Cap (b)	94,741	482,234
AllianzGI Mid-Cap Value (c)	12,445	344,466
AllianzGI Small-Cap (c)	16,858	302,258

Total Mutual Funds (cost—$8,606,382)		8,660,094

	Principal Amount (000s)	Value^

Repurchase Agreements—9.8%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $1,034,000; collateralized by U.S. Treasury Notes, 2.875%, due 11/30/25, valued at $1,054,680 including accrued interest (cost—$1,034,000)	$1,034	$1,034,000

Total Investments (cost—$9,640,382)—92.2%		9,694,094

Other assets less liabilities (d)—7.8%		822,391

Net Assets—100.0%		$10,516,485

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2020:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Depreciation
Long position contracts:
E-mini Russell 2000 Index	2	9/18/20	$—	(f)	$144	$(1,387)
E-mini S&P 500 Index	7	9/18/20	—	(f)	1,082	(9,825)
MSCI EAFE Index	2	9/18/20	—	(f)	178	(3,292)
MSCI Emerging Markets	2	9/18/20	—	(f)	99	(90)

						$(14,594)

(e)	At June 30, 2020, the Fund pledged $737,285 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than 500.

Glossary:

EAFE—Europe, Australasia and Far East

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Multi Asset Income Fund

June 30, 2020 (unaudited)

	Shares	Value^

MUTUAL FUNDS (a)—73.2%

AllianzGI Emerging Markets SRI Debt (b)	408,285	$5,491,437
AllianzGI Floating Rate Note (b)	195,552	2,849,191
AllianzGI High Yield Bond (b)	588,059	4,604,504
AllianzGI Preferred Securities & Income (c)	392,854	5,574,594
AllianzGI Short Duration High Income (c)	814,086	11,152,982
AllianzGI Short Term Bond (b)	424,729	6,693,722
PIMCO Mortgage Opportunities and Bond (b)	259,428	2,799,230
PIMCO Senior Floating Rate (b)	185,823	1,670,549

Total Mutual Funds (cost—$40,636,981)		40,836,209

EXCHANGE-TRADED FUNDS—11.6%

iShares Emerging Markets Dividend	86,437	2,707,207
iShares International Select Dividend	99,007	2,487,056
iShares JPMorgan USD Emerging Markets Bond	11,500	1,256,030

Total Exchange-Traded Funds (cost—$6,243,185)		6,450,293

COMMON STOCK—9.3%

Equity Real Estate Investment Trusts (REITs)—6.1%
CoreSite Realty Corp.	1,900	230,014
CubeSmart	8,100	218,619
Equity Commonwealth	6,830	219,926
Gaming and Leisure Properties, Inc.	175	6,055
Healthcare Trust of America, Inc., Class A	11,000	291,720
Iron Mountain, Inc.	7,740	202,014
MGM Growth Properties LLC, Class A	7,500	204,075
Omega Healthcare Investors, Inc.	6,900	205,137
Physicians Realty Trust	16,000	280,320
Sabra Health Care REIT, Inc.	9,000	129,870
Service Properties Trust	15,000	106,350
Simon Property Group, Inc.	4,200	287,196
STAG Industrial, Inc.	8,200	240,424
VEREIT, Inc.	25,320	162,808
VICI Properties, Inc.	9,800	197,862
Vornado Realty Trust	5,200	198,692
WP Carey, Inc.	3,200	216,480

		3,397,562

	Shares	Value^

Mortgage Real Estate Investment Trusts (REITs)—2.2%
AGNC Investment Corp.	44,000	$567,600
KKR Real Estate Finance Trust, Inc.	17,000	281,860
New Residential Investment Corp.	37,000	274,910
PennyMac Mortgage Investment Trust	8,000	140,240

		1,264,610

Oil, Gas & Consumable Fuels—1.0%
Enbridge, Inc.	4,500	136,890
Hess Midstream L.P., Class A	9,500	174,040
Kinder Morgan, Inc.	10,000	151,700
Williams Cos., Inc.	4,500	85,590

		548,220

Total Common Stock (cost—$5,174,500)		5,210,392

RIGHTS—0.0%

Communications Equipment—0.0%
Telefonica S.A., exercise price EUR 0.19, expires 7/6/20, (d) (cost—$21,729)	100,000	19,672

	Principal Amount (000s)

Repurchase Agreements—3.7%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $2,061,000; collateralized by U.S. Treasury Notes, 2.875%, due 11/30/25, valued at $2,102,300 including accrued interest (cost—$2,061,000)	$2,061	2,061,000

Total Investments (cost—$54,137,395)—97.8%		54,577,566

Other assets less liabilities (e)—2.2%		1,228,228

Net Assets—100.0%		$55,805,794

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.
(d)	Non-income producing.

Schedule of Investments

AllianzGI Multi Asset Income Fund

June 30, 2020 (unaudited) (continued)

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2020:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
10-Year U.S. Treasury Note	40	9/21/20		$4,000	$5,567	$11,209
E-mini Russell 100 Index	25	9/18/20		1	2,413	28,750
TOPIX Index	12	9/10/20	JPY	120	1,732	(16,999)
U.S. Ultra Treasury Bond	26	9/21/20		$2,600	5,672	77,723
XAP Cons Staples	25	9/18/20		3	1,471	19,500

						$120,183

Short position contracts:
Dow Jones U.S. Real Estate Index	(70)	9/18/20		$(7)	$(2,169)	$(15,293)

						$(15,293)

						$104,890

(f)	At June 30, 2020, the Fund pledged $2,054,346 in cash as collateral for futures contracts.

Glossary:

EUR—Euro

JPY—Japanese Yen

REIT—Real Estate Investment Trust

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—98.1%

Argentina—0.1%
MercadoLibre, Inc. (e)	165	$162,652

Australia—1.7%
Atlassian Corp. PLC, Class A (e)	1,480	266,800
Austal Ltd.	76,795	173,099
BHP Group Ltd.	13,276	330,544
Brambles Ltd.	21,445	162,604
Coles Group Ltd.	15,510	184,373
CSL Ltd.	1,958	389,425
Fortescue Metals Group Ltd.	22,423	217,989
National Australia Bank Ltd.	19,396	245,793
Rio Tinto Ltd.	3,228	221,033
Sandfire Resources NL	31,221	110,791
Select Harvests Ltd.	16,950	74,091

		2,376,542

Austria—0.4%
ams AG (e)	7,036	104,897
BAWAG Group AG (a)(e)	2,513	86,955
EVN AG	3,601	60,861
OMV AG (e)	3,468	117,024
Raiffeisen Bank International AG (e)	5,871	104,934
Wienerberger AG (e)	4,151	90,428

		565,099

Belgium—0.4%
Aedifica S.A. REIT	1,483	162,403
Ageas S.A.	4,066	144,098
Bekaert S.A. (e)	3,486	68,533
UCB S.A.	1,678	194,726

		569,760

Brazil—0.5%
Banco do Brasil S.A.	17,000	100,504
Cia Brasileira de Distribuicao	4,800	62,651
Engie Brasil Energia S.A.	9,100	70,432
Iochpe Maxion S.A.	23,400	58,176
JBS S.A.	34,100	132,623
Vale S.A. (e)	15,900	163,500
WEG S.A.	10,600	98,650

		686,536

Canada—2.7%
B2Gold Corp.	39,461	224,395
Canadian Tire Corp., Ltd., Class A	1,948	168,800
Cascades, Inc.	9,141	99,584
Centerra Gold, Inc.	15,456	172,480
Cogeco Communications, Inc.	2,776	200,000
Exchange Income Corp.	5,352	105,455
Franco-Nevada Corp.	1,244	173,781
Genworth MI Canada, Inc.	2,204	53,915
George Weston Ltd.	3,991	292,358
IA Financial Corp., Inc.	3,432	114,922

	Shares	Value^

Keyera Corp.	9,225	$140,454
Loblaw Cos., Ltd.	3,310	161,185
Lundin Mining Corp.	61,445	329,493
Magna International, Inc.	8,369	372,709
Manulife Financial Corp.	19,957	271,513
Mullen Group Ltd.	19,932	106,737
Open Text Corp.	4,553	193,341
Power Corp. of Canada	14,466	254,455
Sun Life Financial, Inc.	4,746	174,409

		3,609,986

Chile—0.1%
Empresa Nacional de Telecomunicaciones S.A.	16,150	104,206
Engie Energia Chile S.A.	59,381	79,450

		183,656

China—4.7%
Alibaba Group Holding Ltd. ADR (e)	5,334	1,150,544
Baidu, Inc. ADR (e)	987	118,331
Bank of China Ltd., Class H (e)	693,000	256,710
BOC Aviation Ltd. (a)	19,700	126,820
China Conch Venture Holdings Ltd.	33,500	142,187
China Construction Bank Corp., Class H	546,188	444,260
China Life Insurance Co., Ltd., Class H	55,000	110,977
China Lumena New Materials Corp. (c)(d)(e)	1,505	—	†
China Minsheng Banking Corp., Ltd., Class H	140,000	96,370
China Mobile Ltd.	51,000	344,355
China Telecom Corp., Ltd., Class H	300,000	84,269
CITIC Ltd.	75,000	70,821
Country Garden Holdings Co., Ltd.	89,000	110,387
Country Garden Services Holdings Co., Ltd.	39,597	184,853
CSPC Pharmaceutical Group Ltd. (e)	103,200	195,449
Industrial & Commercial Bank of China Ltd., Class H	496,000	299,866
JD.com, Inc. ADR (e)	5,382	323,889
Lee & Man Paper Manufacturing Ltd.	134,000	72,833
Lenovo Group Ltd.	214,000	119,399
NetEase, Inc. ADR	638	273,944
Postal Savings Bank of China Co., Ltd., Class H (a)	121,000	69,723
Shenzhen International Holdings Ltd.	47,000	75,235
TAL Education Group ADR (e)	1,309	89,509
Tencent Holdings Ltd.	23,419	1,500,640
Yuexiu Transport Infrastructure Ltd.	116,000	81,373

		6,342,744

Colombia—0.1%
Bancolombia S.A.	10,058	64,234
Corp. Financiera Colombiana S.A. (e)	14,883	110,019

		174,253

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2020 (unaudited) (continued)

	Shares	Value^

Denmark—0.3%
Carlsberg A/S, Class B	2,232	$295,981
D/S Norden A/S	4,998	67,434

		363,415

France—3.9%
Amundi S.A. (a)	2,197	172,714
AXA S.A.	17,691	372,270
BNP Paribas S.A.	5,356	213,994
Bouygues S.A. (e)	8,831	302,501
CNP Assurances	13,605	157,797
Coface S.A. (e)	11,475	75,718
Credit Agricole S.A. (e)	10,249	97,321
Engie S.A. (e)	25,598	317,464
Faurecia SE (e)	2,202	86,513
Klepierre S.A. REIT	7,192	143,760
L’Oreal S.A.	1,069	345,016
LVMH Moet Hennessy Louis Vuitton SE	1,367	603,524
Orange S.A.	19,407	232,068
Peugeot S.A.	11,010	180,554
Publicis Groupe S.A.	4,316	140,205
Sanofi	5,456	556,428
Schneider Electric SE	2,804	311,907
Teleperformance (e)	825	210,112
Total S.A.	9,968	384,350
Vinci S.A.	3,849	356,892

		5,261,108

Georgia—0.0%
TBC Bank Group PLC	3,994	44,106

Germany—1.8%
Bayer AG	8,027	594,989
Bayerische Motoren Werke AG	3,700	236,210
Cewe Stiftung & Co. KGAA	695	76,852
Daimler AG (e)	4,656	189,424
Deutsche Boerse AG	1,473	266,579
Deutsche Lufthansa AG (e)	8,676	87,042
DWS Group GmbH & Co. KGaA (a)(e)	2,750	100,202
Hannover Rueck SE	1,176	203,241
HeidelbergCement AG	3,197	171,141
Hornbach Holding AG & Co. KGaA	1,072	88,879
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,166	303,620
Varta AG (e)	663	74,817

		2,392,996

Greece—0.2%
Hellenic Telecommunications Organization S.A.	10,756	145,292
National Bank of Greece S.A. (e)	55,553	78,612

		223,904

	Shares	Value^

Hong Kong—0.4%
CK Hutchison Holdings Ltd.	28,500	$184,554
Kerry Properties Ltd.	18,257	47,425
Sino Land Co., Ltd.	60,000	75,912
Sun Hung Kai Properties Ltd.	9,000	114,977
United Laboratories International Holdings Ltd.	74,000	64,085
Vinda International Holdings Ltd.	25,000	89,807

		576,760

Hungary—0.2%
OTP Bank Nyrt (e)	4,094	143,926
Richter Gedeon Nyrt	5,147	106,798

		250,724

Indonesia—0.2%
Indofood CBP Sukses Makmur Tbk PT	114,600	75,211
Media Nusantara Citra Tbk PT	1,061,100	67,595
Wijaya Karya Persero Tbk PT (e)	1,055,200	89,147

		231,953

Ireland—0.4%
Medtronic PLC	5,862	537,545

Israel—0.1%
Alony Hetz Properties & Investments Ltd.	6,495	64,920
Formula Systems 1985 Ltd.	1,235	96,255

		161,175

Italy—1.0%
Assicurazioni Generali SpA	16,822	255,530
Enel SpA	54,481	471,176
Intesa Sanpaolo SpA (e)	207,230	398,232
Telecom Italia SpA	396,400	155,332
Unipol Gruppo SpA	15,401	60,164

		1,340,434

Japan—6.0%
Chubu Electric Power Co., Inc.	10,000	125,419
Electric Power Development Co., Ltd.	7,100	134,591
ENEOS Holdings, Inc.	41,000	146,147
Hitachi Ltd.	6,800	216,137
Honda Motor Co., Ltd.	14,300	365,989
ITOCHU Corp.	10,223	221,203
Japan Airlines Co., Ltd.	5,900	106,469
Japan Post Holdings Co., Ltd.	23,600	168,426
Japan Post Insurance Co., Ltd.	10,300	135,717
JFE Holdings, Inc.	4,800	34,702
Kajima Corp.	9,600	114,786
KDDI Corp.	10,300	307,323
Konica Minolta, Inc.	51,500	179,098
Mitsubishi Corp.	21,100	445,879

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2020 (unaudited) (continued)

	Shares	Value^

Mitsubishi Heavy Industries Ltd.	6,500	$153,466
Mitsubishi UFJ Financial Group, Inc.	72,000	283,358
Mitsubishi UFJ Lease & Finance Co., Ltd.	21,700	103,549
Mitsui & Co., Ltd.	21,500	318,557
Nippon Telegraph & Telephone Corp.	10,496	244,551
NTT DOCOMO, Inc.	7,700	204,420
Obayashi Corp.	19,300	181,448
Ricoh Co., Ltd.	19,800	142,076
Seven & i Holdings Co., Ltd.	6,600	215,909
Softbank Corp.	15,300	195,017
SoftBank Group Corp.	4,900	247,095
Sony Corp.	5,600	386,569
Sumitomo Chemical Co., Ltd.	75,500	227,164
Sumitomo Corp.	21,400	246,131
Sumitomo Mitsui Financial Group, Inc.	16,500	465,660
Sumitomo Rubber Industries Ltd.	11,600	114,892
Takeda Pharmaceutical Co., Ltd.	11,100	398,800
TIS, Inc.	4,800	101,628
Tokyo Electron Ltd.	1,400	345,441
Toyota Motor Corp.	9,349	587,903
Tsuruha Holdings, Inc.	1,100	151,924
Yamaha Motor Co., Ltd.	6,400	100,800

		8,118,244

Korea (Republic of)—2.0%
CJ Corp.	1,054	76,156
Daelim Industrial Co., Ltd.	2,331	160,346
Doosan Bobcat, Inc.	3,553	79,027
GS Holdings Corp.	4,207	127,431
Hana Financial Group, Inc.	3,368	76,596
KB Financial Group, Inc.	4,223	119,551
Kia Motors Corp.	3,942	106,523
NCSoft Corp.	344	255,911
POSCO	809	117,836
Posco International Corp.	6,129	71,516
Samsung Electronics Co., Ltd.	18,111	801,731
Shinhan Financial Group Co., Ltd.	6,218	150,266
SK Hynix, Inc.	4,119	294,090
SK Telecom Co., Ltd.	713	125,572
Woori Financial Group, Inc.	20,829	153,532

		2,716,084

Malaysia—0.1%
Hengyuan Refining Co Bhd (e)	82,700	67,778
MBM Resources Bhd	83,800	63,861
TIME dotCom Bhd.	29,100	73,987

		205,626

Mexico—0.3%
Alfa S.A.B de C.V., Class A	286,300	161,308
Alpek S.A.B de C.V.	102,200	77,769

	Shares	Value^

Grupo Financiero Banorte S.A.B de C.V., Class O (e)	33,700	$116,886
Macquarie Mexico Real Estate Management S.A. de C.V. REIT (a)	69,900	71,741

		427,704

Netherlands—1.2%
Aegon NV	34,812	102,903
AerCap Holdings NV (e)	2,301	70,871
Airbus SE (e)	3,091	221,482
ASM International NV	1,582	243,543
ASR Nederland NV	3,055	93,994
Koninklijke Ahold Delhaize NV	15,414	420,094
Signify NV (a)(e)	3,084	79,290
VEON Ltd. ADR	50,082	90,148
Wolters Kluwer NV	3,533	275,947

		1,598,272

New Zealand—0.6%
a2 Milk Co., Ltd. (e)	15,653	204,893
Air New Zealand Ltd.	75,360	64,631
Fisher & Paykel Healthcare Corp. Ltd.	9,135	210,441
Meridian Energy Ltd.	90,359	281,677

		761,642

Norway—0.5%
Avance Gas Holding Ltd. (a)	35,536	66,554
Frontline Ltd.	17,656	122,940
Orkla ASA	17,410	152,853
Sparebanken Vest (e)	12,967	84,477
TGS NOPEC Geophysical Co ASA	4,285	63,210
Yara International ASA	4,604	160,506

		650,540

Poland—0.1%
TEN Square Games S.A.	1,018	135,317

Portugal—0.1%
Jeronimo Martins SGPS S.A. (e)	8,100	141,750

Singapore—0.1%
China Aviation Oil Singapore Corp., Ltd.	94,600	68,335
Yangzijiang Shipbuilding Holdings Ltd.	109,400	73,648

		141,983

South Africa—0.6%
Anglo American Platinum Ltd.	2,188	159,237
Astral Foods Ltd.	8,067	68,107
Gold Fields Ltd.	17,020	160,706
Impala Platinum Holdings Ltd.	16,407	110,494
MTN Group Ltd.	34,851	106,736
Nedbank Group Ltd.	13,948	81,783
Old Mutual Ltd.	154,737	107,851
Sibanye Stillwater Ltd. (e)	37,860	82,204

		877,118

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2020 (unaudited) (continued)

	Shares	Value^

Spain—1.3%
Banco Santander S.A.	105,048	$256,996
Iberdrola S.A.	40,355	471,132
Industria de Diseno Textil S.A.	8,864	235,193
Mapfre S.A.	103,324	184,504
Mediaset Espana Comunicacion S.A. (e)	16,841	62,464
Neinor Homes S.A. (a)(e)	7,435	76,535
Repsol S.A.	15,086	133,299
Telefonica S.A.	70,595	337,640

		1,757,763

Sweden—0.5%
Arjo AB, Class B	10,188	56,884
Dios Fastigheter AB	13,971	93,584
Essity AB, Class B (e)	5,927	192,161
Saab AB (e)	6,463	162,443
Skanska AB, Class B (e)	9,109	185,963

		691,035

Switzerland—3.2%
Allreal Holding AG (e)	296	58,678
Dufry AG (e)	2,944	88,183
LafargeHolcim Ltd. (e)	3,922	172,788
Nestle S.A.	5,152	571,205
Novartis AG	8,615	750,548
Roche Holding AG	3,369	1,167,189
Sonova Holding AG (e)	1,673	334,893
Swiss Life Holding AG	789	293,523
UBS Group AG	45,655	527,272
Zurich Insurance Group AG	1,256	445,039

		4,409,318

Taiwan—2.4%
Asia Cement Corp.	97,000	143,860
Cathay Financial Holding Co., Ltd.	116,000	165,009
Compal Electronics, Inc.	182,000	119,128
Fubon Financial Holding Co., Ltd.	112,000	167,218
Fulgent Sun International Holding Co., Ltd.	39,000	139,010
Hon Hai Precision Industry Co., Ltd.	131,001	384,639
Pegatron Corp.	70,000	152,680
Pou Chen Corp.	136,000	133,415
Powertech Technology, Inc.	44,000	160,613
Realtek Semiconductor Corp.	25,000	254,813
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	16,025	909,739
United Microelectronics Corp. ADR	62,180	164,155
Wistron Corp.	104,000	126,961
Yuanta Financial Holding Co., Ltd.	407,000	242,217

		3,263,457

Thailand—0.1%
Gulf Energy Development PCL (c)(d)	77,000	94,510

	Shares	Value^

Thanachart Capital PCL (c)(d)	61,400	$71,087

		165,597

Turkey—0.3%
Turkcell Iletisim Hizmetleri AS	93,839	223,722
Turkiye Garanti Bankasi AS (e)	59,989	73,967
Turkiye Sinai Kalkinma Bankasi AS (e)	469,577	88,386

		386,075

United Arab Emirates—0.1%
Emaar Properties PJSC (e)	109,758	82,922

United Kingdom—3.1%
Airtel Africa PLC (a)	144,811	112,471
Anglo American PLC	14,172	326,710
Aviva PLC	40,405	136,948
BAE Systems PLC	45,241	270,517
Barratt Developments PLC	24,024	147,655
Bovis Homes Group PLC	5,238	46,138
BP PLC	27,825	106,599
Breedon Group PLC (e)	75,341	72,817
BT Group PLC	157,426	222,639
Cranswick PLC	3,504	156,958
Diversified Gas & Oil PLC	58,271	69,093
Frontier Developments PLC (e)	4,338	99,442
J Sainsbury PLC	114,500	296,321
JD Sports Fashion PLC	26,289	202,338
Keller Group PLC	13,500	106,055
Legal & General Group PLC	59,448	162,070
M&G PLC	42,647	88,554
Micro Focus International PLC	22,885	122,093
Mitchells & Butlers PLC (e)	27,725	64,561
Rio Tinto PLC	6,727	378,572
Royal Dutch Shell PLC, Class A	8,494	139,041
Royal Dutch Shell PLC, Class B	20,000	303,206
STERIS PLC	1,264	193,948
Vodafone Group PLC	219,095	348,308

		4,173,054

United States—56.3%
Abbott Laboratories	6,649	607,918
AbbVie, Inc.	11,524	1,131,426
ACCO Brands Corp.	21,195	150,485
Activision Blizzard, Inc.	8,130	617,067
Adobe, Inc. (e)	2,100	914,151
ADT, Inc.	32,172	256,733
AES Corp.	12,017	174,126
AGNC Investment Corp. REIT	26,040	335,916
Air Lease Corp.	2,818	82,539
Air Products & Chemicals, Inc.	1,183	285,647
Akamai Technologies, Inc. (e)	3,041	325,661
Allstate Corp.	5,980	580,000
Ally Financial, Inc.	8,583	170,201

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2020 (unaudited) (continued)

	Shares	Value^

Alphabet, Inc., Class A (e)	1,050	$1,488,953
Alphabet, Inc., Class C (e)	1,087	1,536,594
Amazon.com, Inc. (e)	1,156	3,189,196
American Equity Investment Life Holding Co.	4,733	116,952
American Financial Group, Inc.	2,718	172,484
American International Group, Inc.	6,000	187,080
Amgen, Inc.	2,254	531,628
Anthem, Inc.	2,177	572,507
Apple, Inc.	13,566	4,948,877
Applied Materials, Inc.	5,965	360,584
AT&T, Inc.	35,063	1,059,954
Bank of America Corp.	29,186	693,168
Best Buy Co., Inc.	3,721	324,732
Biogen, Inc. (e)	1,444	386,342
Booz Allen Hamilton Holding Corp.	2,327	181,017
Bright Horizons Family Solutions, Inc. (e)	691	80,985
Bristol-Myers Squibb Co.	15,798	928,922
Cadence Design Systems, Inc. (e)	5,024	482,103
Capital One Financial Corp.	4,000	250,360
Cardinal Health, Inc.	8,765	457,445
Carrier Global Corp. (e)	11,900	264,418
CDW Corp.	2,618	304,159
Centene Corp. (e)	7,841	498,296
CenturyLink, Inc.	34,058	341,602
Chevron Corp.	6,278	560,186
Chipotle Mexican Grill, Inc. (e)	194	204,158
Cigna Corp. (e)	2,913	546,624
Cisco Systems, Inc.	17,666	823,942
Citigroup, Inc.	7,319	374,001
Citizens Financial Group, Inc.	5,724	144,474
Citrix Systems, Inc.	3,302	488,399
CNA Financial Corp.	4,495	144,514
Comcast Corp., Class A	1,500	58,470
Computer Programs & Systems, Inc.	6,145	140,045
Costco Wholesale Corp.	1,903	577,009
CVS Health Corp.	13,116	852,147
Danaher Corp.	2,731	482,923
DaVita, Inc. (e)	3,133	247,946
Delta Air Lines, Inc.	6,181	173,377
DexCom, Inc. (e)	1,626	659,180
Diamond S Shipping, Inc. (e)	6,870	54,891
Dollar General Corp.	2,693	513,043
DR Horton, Inc.	4,558	252,741
Duke Energy Corp.	4,824	385,389
DXC Technology Co.	9,920	163,680
Edwards Lifesciences Corp. (e)	5,037	348,107
Electronic Arts, Inc. (e)	2,207	291,434
Eli Lilly & Co.	4,821	791,512
Equinix, Inc. REIT	682	478,969
Equitable Holdings, Inc.	9,375	180,844
Exelon Corp.	10,452	379,303

	Shares	Value^

Exxon Mobil Corp.	12,923	$577,917
Facebook, Inc., Class A (e)	4,757	1,080,172
Fidelity National Information Services, Inc.	3,000	402,270
FTI Consulting, Inc. (e)	981	112,374
Garmin Ltd.	2,024	197,340
General Motors Co.	13,637	345,016
H&E Equipment Services, Inc.	3,196	59,062
Hartford Financial Services Group, Inc.	13,129	506,123
Herc Holdings, Inc. (e)	2,064	63,427
Herman Miller, Inc.	3,618	85,421
Hershey Co.	1,053	136,490
Hewlett Packard Enterprise Co.	17,129	166,665
Honeywell International, Inc.	3,844	555,804
HP, Inc.	22,629	394,423
Humana, Inc.	810	314,078
Intel Corp.	19,285	1,153,822
InterDigital, Inc.	2,572	145,652
Johnson & Johnson	8,094	1,138,259
Johnson Controls International PLC	9,666	329,997
JPMorgan Chase & Co.	7,905	743,544
Kimberly-Clark Corp.	3,375	477,056
Kinder Morgan, Inc.	20,566	311,986
Kroger Co.	20,558	695,888
L3Harris Technologies, Inc.	3,910	663,410
Lam Research Corp.	1,207	390,416
Leidos Holdings, Inc.	4,989	467,320
Lowe’s Cos., Inc.	4,742	640,739
LyondellBasell Industries NV, Class A	2,312	151,945
Marathon Petroleum Corp.	5,504	205,740
MarketAxess Holdings, Inc.	497	248,957
Mastercard, Inc., Class A	2,087	617,126
McDonald’s Corp.	2,740	505,448
McGrath RentCorp	4,526	244,449
Merck & Co., Inc.	11,294	873,365
Methode Electronics, Inc.	3,259	101,876
MetLife, Inc.	9,397	343,178
Micron Technology, Inc. (e)	6,811	350,903
Microsoft Corp.	21,589	4,393,577
Molson Coors Brewing Co., Class B	4,389	150,806
Mondelez International, Inc., Class A	10,328	528,071
MSCI, Inc.	821	274,066
MYR Group, Inc. (e)	2,601	82,998
Nasdaq, Inc.	1,674	199,993
National General Holdings Corp.	6,477	139,968
Newell Brands, Inc.	14,540	230,895
Newmont Corp.	6,314	389,826
NIKE, Inc., Class B	5,280	517,704
NVIDIA Corp.	2,827	1,074,006
NVR, Inc. (e)	100	325,875
Omnicom Group, Inc.	735	40,131
OneMain Holdings, Inc.	3,887	95,387

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2020 (unaudited) (continued)

	Shares	Value^

Oracle Corp.	10,682	$590,394
Otis Worldwide Corp	5,766	327,855
Owens Corning	3,643	203,134
Pfizer, Inc.	18,932	619,076
Phillips 66	2,283	164,148
Photronics, Inc. (e)	12,014	133,716
Popular, Inc.	2,962	110,098
Procter & Gamble Co.	8,884	1,062,260
Prudential Financial, Inc.	4,706	286,595
Qorvo, Inc. (e)	3,051	337,227
QUALCOMM, Inc.	7,205	657,168
Reinsurance Group of America, Inc.	2,588	203,003
Renewable Energy Group, Inc. (e)	8,467	209,812
Salesforce.com, Inc. (e)	5,263	985,918
ScanSource, Inc. (e)	9,693	233,504
Schweitzer-Mauduit International, Inc.	2,454	81,988
Southern Co.	7,506	389,186
Star Group L.P.	18,522	162,438
Starbucks Corp.	4,575	336,674
State Street Corp.	4,756	302,244
Steel Dynamics, Inc.	9,836	256,621
Stryker Corp.	2,402	432,816
Sykes Enterprises, Inc. (e)	3,503	96,893
Synchrony Financial	7,384	163,629
Synopsys, Inc. (e)	2,311	450,645
Target Corp.	3,961	475,043
Teledyne Technologies, Inc. (e)	1,207	375,317
Teradyne, Inc.	3,005	253,953
Thermo Fisher Scientific, Inc.	1,687	611,268
TJX Cos., Inc.	11,268	569,710
Tyson Foods, Inc., Class A	4,105	245,110
UnitedHealth Group, Inc.	3,466	1,022,297
Unum Group	6,351	105,363
Veeva Systems, Inc., Class A (e)	2,419	567,062
Verizon Communications, Inc.	19,708	1,086,502
Vertex Pharmaceuticals, Inc. (e)	1,742	505,720
Visa, Inc., Class A	4,023	777,123
Vistra Energy Corp.	7,459	138,887
Walgreens Boots Alliance, Inc.	6,416	271,974
Walmart, Inc.	6,062	726,106
WestRock Co.	7,377	208,474
Xerox Holdings, Corp. (e)	16,872	257,973

		76,543,421

Total Common Stock (cost—$123,101,280)		133,302,270

PREFERRED STOCK—0.9%

Brazil—0.4%
Banco Bradesco S.A.	38,400	146,169
Cia de Saneamento do Parana	86,300	99,660
Cia Energetica de Minas Gerais	28,500	57,754

	Shares	Value^

Cia Paranaense de Energia	6,400	$71,578
Petroleo Brasileiro S.A.	35,800	141,868
Telefonica Brasil S.A.	9,500	83,905

		600,934

Chile—0.1%
Embotelladora Andina S.A., Class B	32,524	79,587

Colombia—0.0%
Grupo Aval Acciones y Valores S.A.	271,880	60,048

Germany—0.3%
Porsche Automobil Holding SE	3,945	228,489
Volkswagen AG (e)	1,218	185,136

		413,625

Korea (Republic of)—0.1%
Samsung Electronics Co., Ltd.	3,758	146,390

Total Preferred Stock (cost—$1,416,653)		1,300,584

RIGHTS (e)—0.0%

Spain—0.0%
Repsol S.A., exercise price EUR 0.45, expires 7/9/20	15,086	7,344
Telefonica S.A., exercise price EUR 0.19, expires 7/6/20	70,595	13,888

Total Rights (cost—$23,738)		21,232

Total Investments (cost—$124,541,671) (b)—99.0%		134,624,086

Other assets less liabilities—1.0%		1,304,922

Net Assets—100.0%		$135,929,008

Notes to Schedule of Investments:

†	Actual amount rounds to less than $1.
(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $963,005, representing 0.7% of net assets.

(b)	Securities with an aggregate value of $46,985,982, representing 34.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $165,597, representing 0.1% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

EUR—Euro

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2020 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Software	6.5%
Pharmaceuticals	6.2%
Technology Hardware, Storage & Peripherals	5.6%
Insurance	5.4%
Semiconductors & Semiconductor Equipment	5.3%
Banks	5.2%
Interactive Media & Services	4.2%
Internet & Direct Marketing Retail	3.5%
Healthcare Providers & Services	3.3%
Oil, Gas & Consumable Fuels	3.1%
Food & Staples Retailing	3.1%
Diversified Telecommunication Services	3.0%
Metals & Mining	3.0%
Healthcare Equipment & Supplies	2.8%
IT Services	2.4%
Biotechnology	2.2%
Automobiles	1.9%
Electric Utilities	1.8%
Wireless Telecommunication Services	1.8%
Food Products	1.7%
Specialty Retail	1.6%
Capital Markets	1.5%
Aerospace & Defense	1.4%
Household Products	1.3%
Construction & Engineering	1.3%
Trading Companies & Distributors	1.3%
Entertainment	1.2%
Household Durables	1.2%
Textiles, Apparel & Luxury Goods	1.0%
Electronic Equipment, Instruments & Components	0.9%
Commercial Services & Supplies	0.9%
Multi-Line Retail	0.9%
Hotels, Restaurants & Leisure	0.8%
Industrial Conglomerates	0.8%
Communications Equipment	0.7%
Chemicals	0.7%
Independent Power Producers & Energy Traders	0.7%
Diversified Financial Services	0.7%
Equity Real Estate Investment Trusts (REITs)	0.6%
Building Products	0.6%
Healthcare Technology	0.5%
Machinery	0.5%
Consumer Finance	0.5%
Construction Materials	0.5%
Real Estate Management & Development	0.5%
Life Sciences Tools & Services	0.4%
Professional Services	0.4%
Auto Components	0.4%
Media	0.4%
Electrical Equipment	0.4%
Airlines	0.4%
Beverages	0.3%
Personal Products	0.3%
Mortgage Real Estate Investment Trusts (REITs)	0.2%
Multi-Utilities	0.2%
Containers & Packaging	0.2%
Diversified Consumer Services	0.1%
Gas Utilities	0.1%
Transportation Infrastructure	0.1%
Paper & Forest Products	0.1%
Road & Rail	0.1%
Water Utilities	0.1%
Food & Beverage	0.1%
Energy Equipment & Services	0.1%
Marine	0.0%
Distributors	0.0%
Thrifts & Mortgage Finance	0.0%
Other assets less liabilities	1.0%

100.0%

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

June 30, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—99.0%

Aerospace & Defense—1.9%
General Dynamics Corp.	1,059	$158,278
Huntington Ingalls Industries, Inc.	311	54,266
L3Harris Technologies, Inc.	680	115,376
Lockheed Martin Corp.	350	127,722
Northrop Grumman Corp.	398	122,361

		578,003

Airlines—0.1%
Delta Air Lines, Inc.	1,135	31,837

Banks—3.0%
Bank of America Corp.	11,537	274,004
Citigroup, Inc.	2,071	105,828
Citizens Financial Group, Inc.	2,477	62,520
Comerica, Inc.	1,107	42,177
JPMorgan Chase & Co.	3,888	365,705
Laurentian Bank of Canada	1,025	21,593
Regions Financial Corp.	2,900	32,248

		904,075

Beverages—0.8%
Coca-Cola Co.	2,892	129,215
Constellation Brands, Inc., Class A	692	121,065

		250,280

Biotechnology—2.5%
AbbVie, Inc.	3,033	297,780
Amgen, Inc.	1,072	252,842
Biogen, Inc. (b)	350	93,642
Vertex Pharmaceuticals, Inc. (b)	364	105,673

		749,937

Building Products—0.7%
Allegion PLC	735	75,132
Johnson Controls International PLC	3,819	130,380

		205,512

Capital Markets—3.8%
Ameriprise Financial, Inc.	803	120,482
Carlyle Group, Inc.	3,721	103,816
CME Group, Inc.	887	144,173
Cohen & Steers, Inc.	279	18,986
Legg Mason, Inc.	165	8,209
MarketAxess Holdings, Inc.	261	130,740
Moody’s Corp.	651	178,849
Morgan Stanley	4,250	205,275
S&P Global, Inc.	719	236,896

		1,147,426

Chemicals—0.6%
LyondellBasell Industries NV, Class A	1,150	75,578
Rayonier Advanced Materials, Inc. (b)	2,240	6,294
Sherwin-Williams Co.	194	112,103

		193,975

	Shares	Value^

Commercial Services & Supplies—1.3%
Boyd Group Services, Inc.	123	$18,308
Cintas Corp.	539	143,568
Copart, Inc. (b)	779	64,867
Tetra Tech, Inc.	411	32,518
Waste Management, Inc.	1,250	132,388

		391,649

Communications Equipment—1.0%
Cisco Systems, Inc.	4,974	231,987
Juniper Networks, Inc.	2,907	66,454

		298,441

Construction & Engineering—0.3%
Aecon Group, Inc.	1,179	12,818
Jacobs Engineering Group, Inc.	897	76,066

		88,884

Consumer Finance—0.8%
Capital One Financial Corp.	2,072	129,687
Santander Consumer USA Holdings, Inc.	1,271	23,399
Synchrony Financial	4,171	92,429

		245,515

Containers & Packaging—0.2%
Avery Dennison Corp.	648	73,930

Diversified Financial Services—1.0%
Berkshire Hathaway, Inc., Class B (b)	1,358	242,416
Onex Corp.	400	18,070
Voya Financial, Inc.	804	37,507

		297,993

Diversified Telecommunication Services—1.9%
AT&T, Inc.	9,169	277,179
Verizon Communications, Inc.	5,178	285,463

		562,642

Electric Utilities—1.7%
Duke Energy Corp.	1,929	154,108
Entergy Corp.	629	59,006
Exelon Corp.	3,492	126,725
Fortis, Inc.	553	21,031
Hydro One Ltd. (a)	978	18,391
NextEra Energy, Inc.	510	122,487
PPL Corp.	186	4,806
Southern Co.	225	11,666

		518,220

Electrical Equipment—0.5%
Eaton Corp. PLC	1,708	149,416

Electronic Equipment, Instruments & Components—0.3%
CDW Corp.	803	93,293

Energy Equipment & Services—0.0%
Hermitage Offshore Services Ltd. (b)	28	15
Mammoth Energy Services, Inc. (b)	2,878	3,396

		3,411

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

June 30, 2020 (unaudited) (continued)

	Shares	Value^

Entertainment—2.1%
Activision Blizzard, Inc.	1,614	$122,503
Electronic Arts, Inc. (b)	610	80,550
Netflix, Inc. (b)	187	85,092
Take-Two Interactive Software, Inc. (b)	773	107,888
Walt Disney Co.	2,072	231,049

		627,082

Equity Real Estate Investment Trusts (REITs)—1.8%
American Tower Corp.	975	252,077
Canadian Apartment Properties REIT	886	31,711
Douglas Emmett, Inc.	526	16,127
Essex Property Trust, Inc.	383	87,772
Extra Space Storage, Inc.	1,103	101,884
Mid-America Apartment Communities, Inc.	603	69,146

		558,717

Food & Staples Retailing—1.8%
Costco Wholesale Corp.	538	163,127
Empire Co., Ltd., Class A	1,014	24,282
Kroger Co.	2,654	89,838
Sysco Corp.	1,806	98,716
Walmart, Inc.	1,441	172,603

		548,566

Food Products—1.2%
Campbell Soup Co.	1,700	84,371
General Mills, Inc.	1,460	90,009
Kellogg Co.	1,311	86,604
Tyson Foods, Inc., Class A	1,497	89,386

		350,370

Healthcare Equipment & Supplies—3.7%
Abbott Laboratories	2,568	234,792
CONMED Corp.	167	12,022
DENTSPLY SIRONA, Inc.	2,160	95,169
Edwards Lifesciences Corp. (b)	174	12,025
Hologic, Inc. (b)	2,458	140,106
Integer Holdings Corp. (b)	182	13,295
Intuitive Surgical, Inc. (b)	237	135,050
Medtronic PLC	2,301	211,002
STERIS PLC	638	97,895
Stryker Corp.	1,021	183,974

		1,135,330

Healthcare Providers & Services—3.8%
Anthem, Inc.	451	118,604
Cigna Corp. (b)	992	186,149
CVS Health Corp.	1,510	98,105
HCA Healthcare, Inc.	256	24,847
Humana, Inc.	436	169,059
Laboratory Corp. of America Holdings (b)	732	121,593
UnitedHealth Group, Inc.	1,355	399,657
Universal Health Services, Inc., Class B	445	41,336

		1,159,350

Hotels, Restaurants & Leisure—1.8%
Chipotle Mexican Grill, Inc. (b)	164	172,587
Darden Restaurants, Inc.	368	27,883

	Shares	Value^

Restaurant Brands International, Inc.	2,072	$113,193
Starbucks Corp.	2,683	197,442
Wingstop, Inc.	183	25,432
Yum! Brands, Inc.	167	14,514

		551,051

Household Durables—0.5%
DR Horton, Inc.	1,317	73,028
MDC Holdings, Inc.	374	13,352
NVR, Inc. (b)	10	32,587
PulteGroup, Inc.	1,260	42,878

		161,845

Household Products—2.0%
Church & Dwight Co., Inc.	287	22,185
Colgate-Palmolive Co.	2,014	147,546
Kimberly-Clark Corp.	918	129,759
Procter & Gamble Co.	2,670	319,252

		618,742

Independent Power Producers & Energy Traders—0.2%
AES Corp.	4,530	65,640

Industrial Conglomerates—0.6%
Honeywell International, Inc.	1,338	193,461

Insurance—2.2%
Aflac, Inc.	3,171	114,251
Allstate Corp.	590	57,224
American International Group, Inc.	596	18,583
Assurant, Inc.	546	56,396
First American Financial Corp.	1,009	48,452
Genworth Financial, Inc., Class A (b)	3,864	8,926
Hartford Financial Services Group, Inc.	2,623	101,117
Intact Financial Corp.	220	20,939
MetLife, Inc.	3,312	120,954
Progressive Corp.	1,198	95,972
Prudential Financial, Inc.	428	26,065

		668,879

Interactive Media & Services—5.4%
Alphabet, Inc., Class A (b)	347	492,063
Alphabet, Inc., Class C (b)	350	494,764
Facebook, Inc., Class A (b)	2,875	652,826

		1,639,653

Internet & Direct Marketing Retail—4.6%
Amazon.com, Inc. (b)	460	1,269,057
Booking Holdings, Inc. (b)	70	111,464

		1,380,521

IT Services—5.0%
Automatic Data Processing, Inc.	995	148,145
DXC Technology Co.	1,308	21,582
Fidelity National Information Services, Inc.	542	72,677
Fiserv, Inc. (b)	888	86,687
International Business Machines Corp.	1,508	182,121
Leidos Holdings, Inc.	916	85,802
Mastercard, Inc., Class A	945	279,436

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

June 30, 2020 (unaudited) (continued)

	Shares	Value^

PayPal Holdings, Inc. (b)	2,000	$348,460
Visa, Inc., Class A	1,552	299,800

		1,524,710

Life Sciences Tools & Services—1.8%
Bio-Rad Laboratories, Inc., Class A (b)	226	102,037
IQVIA Holdings, Inc. (b)	682	96,762
Mettler-Toledo International, Inc. (b)	105	84,583
Thermo Fisher Scientific, Inc.	739	267,769

		551,151

Machinery—0.4%
PACCAR, Inc.	1,574	117,814

Media—0.8%
Cogeco Communications, Inc.	182	13,112
Comcast Corp., Class A	3,307	128,907
Omnicom Group, Inc.	1,102	60,169
ViacomCBS, Inc., Class B	1,742	40,624

		242,812

Mortgage Real Estate Investment Trusts (REITs)—0.1%
MFA Financial, Inc.	7,406	18,441
TPG RE Finance Trust, Inc.	358	3,079
Western Asset Mortgage Capital Corp.	441	1,208

		22,728

Multi-Line Retail—0.6%
Dollar General Corp.	933	177,746

Multi-Utilities—1.1%
Algonquin Power & Utilities Corp.	2,343	30,288
Ameren Corp.	1,071	75,356
Canadian Utilities Ltd., Class A	448	11,154
Dominion Energy, Inc.	468	37,992
DTE Energy Co.	401	43,108
Sempra Energy	1,139	133,525

		331,423

Oil, Gas & Consumable Fuels—3.4%
Cenovus Energy, Inc.	13,615	63,682
Chevron Corp.	1,618	144,374
ConocoPhillips	4,731	198,797
EOG Resources, Inc.	528	26,748
Exxon Mobil Corp.	2,970	132,818
Kinder Morgan, Inc.	8,706	132,070
ONEOK, Inc.	2,889	95,973
Parkland Corp.	963	23,912
Peabody Energy Corp.	622	1,791
Pioneer Natural Resources Co.	504	49,241
TC Energy Corp.	1,216	51,950
Unit Corp. (b)	2,371	170
Valero Energy Corp.	1,686	99,171

		1,020,697

Pharmaceuticals—5.1%
Bristol-Myers Squibb Co.	3,551	208,799
Eli Lilly & Co.	818	134,299

	Shares	Value^

Johnson & Johnson	2,970	$417,671
Merck & Co., Inc.	4,069	314,656
Pfizer, Inc.	7,970	260,619
Zoetis, Inc.	1,417	194,186

		1,530,230

Professional Services—0.5%
Exponent, Inc.	87	7,041
Verisk Analytics, Inc.	764	130,033

		137,074

Road & Rail—0.2%
Union Pacific Corp.	354	59,851

Semiconductors & Semiconductor Equipment—3.9%
Amkor Technology, Inc. (b)	1,048	12,901
Applied Materials, Inc.	2,751	166,298
Broadcom, Inc.	557	175,795
Intel Corp.	5,666	338,997
KLA Corp.	161	31,311
Lam Research Corp.	485	156,878
Micron Technology, Inc. (b)	1,089	56,105
NVIDIA Corp.	199	75,602
QUALCOMM, Inc.	1,395	127,238
Texas Instruments, Inc.	382	48,503

		1,189,628

Software—10.7%
Adobe, Inc. (b)	713	310,376
Cadence Design Systems, Inc. (b)	609	58,440
Citrix Systems, Inc.	754	111,524
Intuit, Inc.	721	213,553
LogMeIn, Inc.	330	27,974
Microsoft Corp.	9,100	1,851,941
NortonLifeLock, Inc.	4,338	86,023
Oracle Corp.	4,694	259,437
Salesforce.com, Inc. (b)	740	138,624
ServiceNow, Inc. (b)	445	180,252

		3,238,144

Specialty Retail—3.2%
Best Buy Co., Inc.	889	77,583
Home Depot, Inc.	928	232,473
Lowe’s Cos., Inc.	1,827	246,864
MarineMax, Inc. (b)	897	20,084
O’Reilly Automotive, Inc. (b)	298	125,658
Ross Stores, Inc.	902	76,886
TJX Cos., Inc.	3,525	178,224

		957,772

Technology Hardware, Storage & Peripherals—5.8%
Apple, Inc.	4,649	1,695,955
Xerox Holdings, Corp.	3,323	50,809

		1,746,764

Textiles, Apparel & Luxury Goods—0.8%
NIKE, Inc., Class B	2,470	242,183

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

June 30, 2020 (unaudited) (continued)

	Shares	Value^

Thrifts & Mortgage Finance—0.3%
Essent Group Ltd.	2,004	$72,685
Genworth MI Canada, Inc.	1,120	27,398

		100,083

Tobacco—0.9%
Altria Group, Inc.	830	32,577
Philip Morris International, Inc.	3,216	225,313

		257,890

Trading Companies & Distributors—0.0%
WESCO International, Inc. (b)	180	6,320

Wireless Telecommunication Services—0.3%
T-Mobile U.S., Inc. (b)	980	102,067

Total Common Stock (cost—$24,854,962)		30,000,733

PREFERRED STOCK—0.1%

Trading Companies & Distributors—0.1%
WESCO International, Inc. (b) (cost—$11,950)	477	12,650

RIGHTS—0.0%

Telecommunications—0.0%
T-Mobile US, Inc., exercise price $103.00, expires 7/27/20 (b) (cost—$363)	980	165

	Principal Amount (000s)

Repurchase Agreements—0.8%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $241,000; collateralized by U.S. Treasury Notes, 3.00%, due 10/31/25, valued at $245,890 including accrued interest (cost—$241,000)	$241	241,000

Total Investments (cost—$25,108,275)—99.9%		30,254,548

Other assets less liabilities—0.1%		44,173

Net Assets—100.0%		$30,298,721

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Security with a value of $18,391, representing 0.1% of net assets.

(b)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Convertible Fund

June 30, 2020 (unaudited)

	Principal Amount (000s)	Value^

CONVERTIBLE BONDS & NOTES—82.6%

Airlines—1.6%
American Airlines Group, Inc.,
6.50%, 7/1/25	$3,690	$3,487,618
Southwest Airlines Co.,
1.25%, 5/1/25	17,430	21,021,121

		24,508,739

Auto Manufacturers—3.0%
Tesla, Inc.,
1.25%, 3/1/21	8,060	24,169,999
2.00%, 5/15/24	6,185	21,716,560

		45,886,559

Banks—1.7%
BofA Finance LLC,
0.125%, 9/1/22	10,125	10,555,312
JPMorgan Chase Bank N.A. (a)(b),
0.125%, 1/1/23	13,665	14,484,900

		25,040,212

Biotechnology—6.2%
BioMarin Pharmaceutical, Inc.,
0.599%, 8/1/24	14,140	17,315,264
Exact Sciences Corp.,
0.375%, 3/15/27	17,125	17,826,301
Halozyme Therapeutics, Inc. (a)(b),
1.25%, 12/1/24	8,960	11,373,824
Insmed, Inc.,
1.75%, 1/15/25	10,805	10,555,134
Karyopharm Therapeutics Inc.,
3.00%, 10/15/25	4,645	6,509,916
Livongo Health, Inc. (a)(b),
0.875%, 6/1/25	6,730	8,040,156
NeoGenomics, Inc.,
1.25%, 5/1/25	6,545	7,035,875
PTC Therapeutics, Inc.,
1.50%, 9/15/26 (a)(b)	5,225	6,215,029
3.00%, 8/15/22	6,830	7,925,303

		92,796,802

Commercial Services—3.1%
2U, Inc. (a)(b),
2.25%, 5/1/25	5,725	8,550,066
Chegg, Inc.,
0.125%, 3/15/25	9,455	13,418,063
Square, Inc.,
0.125%, 3/1/25 (a)(b)	7,285	8,289,108
0.50%, 5/15/23	10,815	16,112,263

		46,369,500

Computers—2.6%
Lumentum Holdings, Inc. (a)(b),
0.50%, 12/15/26	15,150	15,983,250

	Principal Amount (000s)	Value^

Varonis Systems, Inc. (a)(b),
1.25%, 8/15/25	$9,580	$11,200,702
Zscaler, Inc. (a)(b),
0.125%, 7/1/25	12,120	12,440,095

		39,624,047

Diversified Financial Services—0.3%
PRA Group, Inc.,
3.50%, 6/1/23	4,550	4,716,924

Electronics—1.1%
II-VI, Inc.,
0.25%, 9/1/22	7,965	9,461,128
SMART Global Holdings, Inc. (a)(b),
2.25%, 2/15/26	8,860	7,989,969

		17,451,097

Energy-Alternate Sources—0.7%
Enphase Energy, Inc. (a)(b),
0.25%, 3/1/25	10,940	9,985,704

Entertainment—0.5%
Penn National Gaming Inc.,
2.75%, 5/15/26	4,825	7,251,408

Healthcare-Products—5.1%
Insulet Corp. (a)(b),
0.375%, 9/1/26	19,710	21,620,557
NanoString Technologies, Inc. (a)(b),
2.625%, 3/1/25	7,245	6,742,378
Natera, Inc. (a)(b),
2.25%, 5/1/27	7,705	11,392,499
Nevro Corp.,
1.75%, 6/1/21	1,395	1,894,820
2.75%, 4/1/25	4,085	5,581,807
Repligen Corp.,
0.375%, 7/15/24	13,400	16,858,540
Tandem Diabetes Care, Inc. (a)(b),
1.50%, 5/1/25	10,845	12,687,252

		76,777,853

Healthcare-Services—1.7%
Anthem, Inc.,
2.75%, 10/15/42	2,000	7,325,948
Teladoc Health, Inc. (a)(b),
1.25%, 6/1/27	15,960	17,713,388

		25,039,336

Home Builders—0.7%
Winnebago Industries, Inc. (a)(b),
1.50%, 4/1/25	8,460	10,405,800

Internet—10.3%
Booking Holdings, Inc. (a)(b),
0.75%, 5/1/25	8,700	10,790,758

Schedule of Investments

AllianzGI Convertible Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Etsy, Inc. (a)(b),
0.125%, 10/1/26	$11,545	$15,799,743
Farfetch Ltd. (a)(b),
3.75%, 5/1/27	5,720	7,775,625
IAC FinanceCo 2, Inc. (a)(b),
0.875%, 6/15/26	14,340	17,685,983
Okta, Inc. (a)(b),
0.125%, 9/1/25	9,815	12,181,968
0.375%, 6/15/26	5,585	6,056,814
Palo Alto Networks, Inc.,
0.75%, 7/1/23	10,055	10,773,701
0.375%, 6/1/25 (a)(b)	5,310	5,312,634
Snap, Inc. (a)(b),
0.75%, 8/1/26	15,410	19,310,656
Wayfair, Inc.,
0.375%, 9/1/22	7,930	15,080,723
Zendesk, Inc. (a)(b),
0.625%, 6/15/25	11,160	11,960,435
Zillow Group, Inc.,
1.375%, 9/1/26 (a)(b)	2,500	3,619,122
2.75%, 5/15/25	15,875	18,537,396

		154,885,558

Iron/Steel—0.6%
Cleveland-Cliffs, Inc.,
1.50%, 1/15/25	9,815	8,984,280

Leisure—1.5%
NCL Corp. Ltd. (a)(b),
6.00%, 5/15/24	5,255	7,022,667
Royal Caribbean Cruises Ltd. (a)(b),
4.25%, 6/15/23	17,365	16,236,275

		23,258,942

Leisure Time—0.8%
Callaway Golf Co. (a)(b),
2.75%, 5/1/26	9,760	12,068,494

Machinery-Diversified—0.8%
Chart Industries, Inc. (a)(b),
1.00%, 11/15/24	11,315	11,956,649

Media—1.0%
DISH Network Corp.,
3.375%, 8/15/26	4,540	4,181,860
Liberty Media Corp.,
1.375%, 10/15/23	8,610	9,078,384
2.75%, 12/1/49 (a)(b)	2,800	2,631,869

		15,892,113

Mining—0.5%
SSR Mining, Inc.,
2.50%, 4/1/39	5,630	7,838,311

	Principal Amount (000s)	Value^

Oil, Gas & Consumable Fuels—2.6%
CNX Resources Corp. (a)(b),
2.25%, 5/1/26	$9,435	$8,705,348
EQT Corp. (a)(b),
1.75%, 5/1/26	10,755	11,178,078
Helix Energy Solutions Group, Inc.,
4.125%, 9/15/23	2,770	2,302,187
Pioneer Natural Resources Co. (a)(b),
0.25%, 5/15/25	14,490	17,167,562

		39,353,175

Pharmaceuticals—3.0%
DexCom, Inc. (a)(b),
0.25%, 11/15/25	25,905	26,649,490
DexCom, Inc.,
0.75%, 12/1/23	1,650	4,097,249
Neurocrine Biosciences, Inc.,
2.25%, 5/15/24	3,890	6,506,908
Sarepta Therapeutics, Inc.,
1.50%, 11/15/24	3,430	7,880,425

		45,134,072

Retail—3.5%
American Eagle Outfitters, Inc. (a)(b),
3.75%, 4/15/25	6,825	9,740,390
Burlington Stores, Inc. (a)(b),
2.25%, 4/15/25	17,080	19,495,966
Guess?, Inc.,
2.00%, 4/15/24	2,550	1,724,438
National Vision Holdings, Inc. (a)(b),
2.50%, 5/15/25	7,210	8,638,037
RH,
zero coupon, 6/15/23	2,630	3,686,100
zero coupon, 9/15/24 (a)(b)	6,740	8,956,386

		52,241,317

Semiconductors—6.0%
Advanced Micro Devices, Inc.,
2.125%, 9/1/26	1,625	10,604,642
Cree, Inc. (a)(b),
1.75%, 5/1/26	6,590	9,308,375
Inphi Corp. (a)(b),
0.75%, 4/15/25	10,690	12,882,233
Microchip Technology, Inc.,
1.625%, 2/15/27	22,000	32,506,034
Micron Technology, Inc., Ser. D,
3.125%, 5/1/32	1,280	6,547,475
ON Semiconductor Corp.,
1.00%, 12/1/20	6,200	7,237,928
1.625%, 10/15/23	4,410	5,362,604
Teradyne, Inc.,
1.25%, 12/15/23	2,335	6,270,530

		90,719,821

Schedule of Investments

AllianzGI Convertible Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Software—21.3%
Akamai Technologies, Inc.,
0.125%, 5/1/25	$12,535	$15,672,539
Alteryx, Inc. (a)(b),
1.00%, 8/1/26	12,720	14,566,526
Atlassian, Inc.,
0.625%, 5/1/23	5,495	12,239,224
Bandwidth Inc, (a)(b),
0.25%, 3/1/26	5,150	7,700,283
Cerence, Inc. (a)(b),
3.00%, 6/1/25	5,775	7,614,749
Cloudflare, Inc. (a)(b),
0.75%, 5/15/25	9,265	11,210,650
Coupa Software, Inc. (a)(b),
0.375%, 6/15/26	16,795	19,478,180
Datadog, Inc. (a)(b),
0.125%, 6/15/25	9,515	11,280,538
DocuSign, Inc.,
0.50%, 9/15/23	3,675	8,951,582
Envestnet, Inc.,
1.75%, 6/1/23	5,040	6,225,001
Everbridge, Inc. (a)(b),
0.125%, 12/15/24	8,140	11,081,408
Five9, Inc. (a)(b),
0.50%, 6/1/25	9,095	9,782,809
HubSpot, Inc. (a)(b),
0.375%, 6/1/25	10,395	11,148,637
i3 Verticals LLC (a)(b),
1.00%, 2/15/25	9,310	8,894,153
Model N, Inc. (a)(b),
2.625%, 6/1/25	9,035	11,169,051
MongoDB, Inc. (a)(b),
0.25%, 1/15/26	13,450	17,000,862
Nuance Communications, Inc.,
1.25%, 4/1/25	8,375	11,718,779
Pegasystems, Inc. (a)(b),
0.75%, 3/1/25	14,065	14,431,558
RingCentral, Inc. (a)(b),
zero coupon, 3/1/25	17,950	19,308,653
Sea Ltd. (a)(b),
2.375%, 12/1/25	6,265	8,711,145
ServiceNow, Inc.,
zero coupon, 6/1/22	4,055	12,158,814
Slack Technologies, Inc. (a)(b),
0.50%, 4/15/25	7,995	9,883,819
Splunk, Inc. (a)(b),
1.125%, 6/15/27	24,595	26,325,376
Twilio, Inc.,
0.25%, 6/1/23	2,660	8,266,672
Workday, Inc.,
0.25%, 10/1/22	8,140	11,229,018
Zynga, Inc.,
0.25%, 6/1/24	11,290	14,645,749

		320,695,775

	Principal Amount (000s)	Value^

Telecommunications—2.4%
GCI Liberty, Inc. (a)(b),
1.75%, 9/30/46	$6,385	$8,958,007
Infinera Corp.,
2.125%, 9/1/24	8,500	7,251,918
Inseego Corp.,
3.25%, 5/1/25	2,645	2,785,677
PagerDuty, Inc. (a)(b),
1.25%, 7/1/25	7,520	7,463,600
Vonage Holdings Corp.,
1.75%, 6/1/24	10,085	9,457,104

		35,916,306

Total Convertible Bonds & Notes (cost—$1,073,160,099)		1,244,798,794

	Shares

CONVERTIBLE PREFERRED STOCK—15.2%

Auto Components—1.3%
Aptiv PLC, Ser. A,
5.50%, 6/15/23	183,755	18,886,339

Banks—2.4%
Bank of America Corp., Ser. L (c),
7.25%	15,655	21,012,141
Wells Fargo & Co., Ser. L (c),
7.50%	11,395	14,779,315

		35,791,456

Diversified Financial Services—0.6%
2020 Mandatory Exchangeable Trust (a)(b),
6.50%, 5/16/23	7,980	8,912,663

Electric Utilities—1.5%
NextEra Energy, Inc.,
5.279%, 3/1/23	540,930	22,962,479

Electronics—0.7%
Fortive Corp., Ser. A,
5.00%, 7/1/21	13,025	11,217,260

Environmental Services—0.5%
GFL Environmental Inc.,
6.00%, 3/15/23	170,265	8,297,013

Equity Real Estate Investment Trusts (REITs)—1.2%
Crown Castle International Corp., Ser. A,
6.875%, 8/1/20	11,715	17,400,172

Hand/Machine Tools—0.5%
Stanley Black & Decker, Inc.,
5.25%, 11/15/22	83,100	7,435,788

Schedule of Investments

AllianzGI Convertible Fund

June 30, 2020 (unaudited) (continued)

	Shares	Value^

Healthcare-Products—3.0%
Avantor, Inc., Ser. A,
6.25%, 5/15/22	99,325	$5,701,255
Boston Scientific Corp., Ser. A,
5.50%, 6/1/23	131,215	13,736,898
Danaher Corp., Ser. A,
4.75%, 4/15/22	20,410	25,448,617

		44,886,770

Pharmaceuticals—0.2%
Becton Dickinson and Co., Ser. B,
6.00%, 6/1/23	71,525	3,805,130

Semiconductors—2.2%
Broadcom, Inc., Ser. A,
8.00%, 9/30/22	29,150	32,483,302

Telecommunications—1.1%
2020 Cash Mandatory Exchangeable Trust (a)(b),
5.25%, 6/1/23	16,400	16,769,820

Total Convertible Preferred Stock (cost—$214,889,102)		228,848,192

	Principal Amount (000s)

Repurchase Agreements—3.3%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $49,532,000; collateralized by U.S. Treasury Notes, 2.875%, due 11/30/25, valued at $50,522,725 including accrued interest (cost—$49,532,000)	$49,532	49,532,000

Total Investments (cost—$1,337,581,201)—101.1%		1,523,178,986

Liabilities in excess of other assets—(1.1)%		(16,332,356)

Net Assets—100.0%		$1,506,846,630

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $749,938,721, representing 49.8% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $749,938,721, representing 49.8% of net assets.

(c)	Perpetual maturity. The date shown, if any, is the next call date.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Core Bond Fund

June 30, 2020 (unaudited)

	Principal Amount (000s)	Value^

CORPORATE BONDS & NOTES—43.5%

Aerospace & Defense—3.0%
Boeing Co.,
5.705%, 5/1/40	$250	$283,639
L3Harris Technologies, Inc.,
4.40%, 6/15/28	160	189,751
Litton Industries, Inc.,
7.75%, 3/15/26	100	134,049
Lockheed Martin Corp.,
1.85%, 6/15/30	57	58,516
2.80%, 6/15/50	37	39,100
Northrop Grumman Corp.,
4.40%, 5/1/30	150	182,043
Northrop Grumman Systems Corp.,
7.875%, 3/1/26	290	390,152
Raytheon Technologies Corp.,
3.125%, 7/1/50	80	85,935
6.125%, 7/15/38 Series 2018-A, Class A	75	109,133

		1,472,318

Banks—5.4%
Australia & New Zealand Banking Group Ltd., (converts to FRN on 7/22/25) (a)(b)(d),
2.95%, 7/22/30	213	217,305
Bank of Nova Scotia, (converts to FRN on 6/4/25) (c)(d),
4.90%, 6/4/25	105	105,000
Comerica, Inc., (converts to FRN on 10/1/25) (c)(d),
5.625%, 7/1/25	245	249,086
First Horizon National Corp.,
4.00%, 5/26/25	320	335,031
First Maryland Capital II, 3 mo. LIBOR + 0.850% (d),
1.537%, 2/1/27	200	169,185
JPMorgan Chase & Co., 3 mo. LIBOR + 0.950% (d),
1.506%, 1/15/87	500	396,375
KeyCorp,
2.55%, 10/1/29	415	429,014
Lloyds Banking Group PLC, (converts to FRN on 9/27/25) (c)(d),
7.50%, 9/27/25	265	275,110
Truist Financial Corp., Ser. Q, (converts to FRN on 9/1/30) (c)(d),
5.10%, 3/1/30	165	169,756
Westpac Banking Corp., (converts to FRN on 2/4/25) (d),
2.894%, 2/4/30	295	300,260

		2,646,122

Beverages—0.5%
Anheuser-Busch Cos. LLC,
4.90%, 2/1/46	90	110,423

	Principal Amount (000s)	Value^

Coca-Cola Co.,
2.75%, 6/1/60	$105	$105,985

		216,408

Chemicals—0.2%
Air Products and Chemicals, Inc.,
2.80%, 5/15/50	109	116,128

Commercial Services—0.6%
Massachusetts Institute of Technology,
2.294%, 7/1/51	240	241,325
President & Fellows of Harvard College,
3.15%, 7/15/46	29	33,840

		275,165

Computers—0.8%
Leidos, Inc.,
3.625%, 5/15/25 (a)(b)	250	272,662
4.375%, 5/15/30 (a)(b)	80	90,088
7.125%, 7/1/32	37	46,173

		408,923

Diversified Financial Services—1.0%
GE Capital Funding LLC (a)(b),
3.45%, 5/15/25	200	209,749
Synchrony Financial,
3.70%, 8/4/26	105	108,482
4.50%, 7/23/25	174	185,082

		503,313

Electric Utilities—7.9%
Berkshire Hathaway Energy Co.,
3.50%, 2/1/25	232	258,907
4.05%, 4/15/25 (a)(b)	120	136,887
4.25%, 10/15/50 (a)(b)	90	113,634
CMS Energy Corp., (converts to FRN on 6/1/30) (d),
4.75%, 6/1/50	97	99,061
Commonwealth Edison Co.,
5.90%, 3/15/36	100	142,369
Consolidated Edison Co. of New York, Inc., Ser. 06-E,
5.70%, 12/1/36	40	53,465
DTE Electric Co., Ser. A,
6.625%, 6/1/36	25	36,244
Duke Energy Indiana LLC,
3.75%, 5/15/46	45	52,587
Duke Energy Ohio, Inc.,
2.125%, 6/1/30	111	115,199
Edison International,
4.95%, 4/15/25	213	234,508
Georgia Power Co.,
2.65%, 9/15/29	370	390,391
Jersey Central Power & Light Co.,
6.15%, 6/1/37	70	90,446
Narragansett Electric Co. (a)(b),
3.395%, 4/9/30	170	191,628

Schedule of Investments

AllianzGI Core Bond Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Niagara Mohawk Power Corp. (a)(b),
1.96%, 6/27/30	$330	$329,340
Oncor Electric Delivery Co LLC,
2.95%, 4/1/25	208	226,519
Pennsylvania Electric Co. (a)(b),
3.25%, 3/15/28	55	59,717
3.60%, 6/1/29	118	133,006
4.15%, 4/15/25	139	154,759
San Diego Gas & Electric Co., Ser. NNN,
3.60%, 9/1/23	145	156,490
Sempra Energy,
3.55%, 6/15/24	290	312,122
4.875%, 10/15/25 (converts to FRN on 10/15/25) (c)(d)	227	228,419
Southern California Edison Co.,
1.845%, 2/1/22	14	14,286
3.70%, 8/1/25, Ser. E	215	237,761
3.90%, 12/1/41	57	60,867

		3,828,612

Electronics—0.3%
Honeywell International, Inc.,
1.95%, 6/1/30	119	124,596

Equity Real Estate Investment Trusts (REITs)—1.5%
American Tower Corp.,
1.30%, 9/15/25	173	173,771
3.375%, 5/15/24	273	296,808
Crown Castle International Corp.,
2.25%, 1/15/31	260	262,760

		733,339

Healthcare-Services—0.2%
UnitedHealth Group, Inc.,
2.00%, 5/15/30	89	93,299

Insurance—3.9%
Alleghany Corp.,
3.625%, 5/15/30	111	118,389
American International Group, Inc.,
2.50%, 6/30/25	200	211,729
Five Corners Funding Trust II (a)(b),
2.85%, 5/15/30	255	263,395
Lincoln National Corp., 3 mo. LIBOR + 2.358% (d),
2.743%, 5/17/66	385	261,915
Loews Corp.,
3.20%, 5/15/30	100	108,132
MetLife, Inc.,
10.75%, 8/1/69	155	238,731
New York Life Insurance Co. (a)(b),
4.45%, 5/15/69	165	202,056
Northwestern Mutual Life Insurance Co. (a)(b),
3.85%, 9/30/47	150	172,292

	Principal Amount (000s)	Value^

Pacific Life Global Funding II (a)(b),
1.20%, 6/24/25	$165	$165,593
Principal Life Global Funding II (a)(b),
1.25%, 6/23/25	165	165,517

		1,907,749

Internet—0.4%
Amazon.com, Inc.,
2.50%, 6/3/50	75	76,422
2.70%, 6/3/60	105	107,722

		184,144

Lodging—0.5%
Marriott International, Inc.,
5.75%, 5/1/25	239	260,717

Media—3.8%
Charter Communications Operating LLC,
4.908%, 7/23/25	280	321,062
Comcast Corp.,
3.75%, 4/1/40	162	190,575
Time Warner Cable LLC,
4.50%, 9/15/42	55	59,147
6.55%, 5/1/37	55	72,031
Time Warner Entertainment Co., L.P.,
8.375%, 7/15/33	295	442,690
ViacomCBS, Inc.,
4.20%, 5/19/32	106	118,591
6.25%, 2/28/57 (converts to FRN on 2/28/27) (d)	235	241,528
Walt Disney Co.,
1.75%, 1/13/26	200	205,691
3.60%, 1/13/51	84	93,743
7.30%, 4/30/28	55	76,468

		1,821,526

Miscellaneous Manufacturing—0.7%
General Electric Co.,
5.55%, 1/5/26	200	233,773
6.75%, 3/15/32	100	122,093

		355,866

Oil, Gas & Consumable Fuels—1.5%
Boston Gas Co. (a)(b),
3.15%, 8/1/27	208	228,726
BP Capital Markets PLC, (converts to FRN on 6/22/30) (c)(d),
4.875%, 3/22/30	210	217,350
Hess Corp.,
7.125%, 3/15/33	103	120,641
NiSource, Inc.,
6.25%, 12/15/40	110	156,379

		723,096

Schedule of Investments

AllianzGI Core Bond Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Pharmaceuticals—2.4%
AbbVie, Inc. (a)(b),
2.60%, 11/21/24	$352	$373,567
3.85%, 6/15/24	215	236,215
Cigna Corp.,
4.80%, 8/15/38	120	153,011
CVS Health Corp.,
4.875%, 7/20/35	25	31,662
Takeda Pharmaceutical Co., Ltd.,
2.05%, 3/31/30	165	165,433
3.175%, 7/9/50	200	201,073

		1,160,961

Pipelines—4.6%
Columbia Pipeline Group, Inc.,
4.50%, 6/1/25	205	232,345
El Paso Natural Gas Co. LLC,
8.375%, 6/15/32	118	159,583
Energy Transfer Operating L.P.,
2.90%, 5/15/25	357	365,875
4.05%, 3/15/25	139	147,930
4.75%, 1/15/26	180	195,916
5.50%, 6/1/27	150	167,311
6.50%, 2/1/42	90	98,468
Kinder Morgan Energy Partners L.P.,
4.30%, 5/1/24	119	130,543
7.50%, 11/15/40	20	27,351
Plains All American Pipeline L.P.,
4.65%, 10/15/25	520	555,612
Transcontinental Gas Pipe Line Co. LLC (a)(b),
3.25%, 5/15/30	120	128,629

		2,209,563

Semiconductors—1.9%
Broadcom Corp.,
3.875%, 1/15/27	350	379,064
Broadcom, Inc. (a)(b),
4.15%, 11/15/30	200	218,158
4.70%, 4/15/25	305	343,827

		941,049

Telecommunications—1.9%
AT&T, Inc.,
4.30%, 2/15/30	315	368,327
T-Mobile USA, Inc. (a)(b),
2.05%, 2/15/28	231	231,141
3.50%, 4/15/25	305	333,028

		932,496

Transportation—0.5%
Kansas City Southern,
3.50%, 5/1/50	95	104,351
4.20%, 11/15/69	55	61,995
United Parcel Service, Inc.,
3.40%, 9/1/49	84	92,813

		259,159

Total Corporate Bonds & Notes (cost—$20,365,249)		21,174,549

	Principal Amount (000s)	Value^

U.S. GOVERNMENT AGENCY SECURITIES—24.8%

Fannie Mae, MBS, Pool,
2.50%, 11/1/31, 15 Year	$646	$684,592
2.50%, 7/14/50, 30 Year	790	823,618
3.00%, 3/1/50, 30 Year	2,077	2,193,123
3.50%, 7/1/49, 30 Year	2,027	2,169,697
4.00%, 10/1/47, 30 Year	1,069	1,137,572
4.50%, 2/1/48, 30 Year	388	434,514
Freddie Mac, MBS, Pool, 30 Year,
3.00%, 1/1/46	1,008	1,068,973
3.50%, 10/1/49	421	443,031
4.00%, 4/1/49	305	322,945
Ginnie Mae, MBS, Pool, 30 Year,
4.00%, 3/20/48	355	380,741
United States Small Business Administration, ABS,
1.49%, 3/1/40 Series 2020-20, Class C1	358	365,878
2.15%, 8/1/39 Series 2019-20, Class H1	147	155,924
2.60%, 6/1/39 Series 2019-20, Class F1	102	107,788
2.88%, 5/1/39 Series 2019-20, Class E1	155	165,755
2.92%, 1/1/38 Series 2018-20, Class A1	284	303,736
3.20%, 3/1/39 Series 2019-20, Class C1	86	93,656
3.37%, 1/1/39 Series 2019-20, Class A1	202	219,400
3.50%, 5/1/38 Series 2018-20, Class E1	215	236,335
3.53%, 9/1/38 Series 2018-20, Class I1	248	270,678
3.54%, 7/1/38 Series 2018-20, Class G1	181	199,776
3.58%, 8/1/38 Series 2018-20, Class H1	269	296,463

Total U.S. Government Agency Securities (cost—$11,713,127)		12,074,195

U.S. TREASURY OBLIGATIONS—15.2%

U.S. Treasury Bonds,
2.00%, 2/15/50	940	1,076,594
U.S. Treasury Notes,
0.125%, 6/30/22	1,032	1,031,597
0.25%, 6/15/23	932	933,966
0.25%, 6/30/25	590	588,894
0.50%, 6/30/27	509	509,557
0.625%, 5/15/30	911	908,793
1.375%, 9/15/20	550	551,461
1.625%, 10/15/20 (f)	700	703,062
United States Treasury Strip Coupon,
0.01%, 5/15/38	1,335	1,068,640

Total U.S. Treasury Obligations (cost—$7,255,189)		7,372,564

Schedule of Investments

AllianzGI Core Bond Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

ASSET-BACKED SECURITIES—12.1%

Carlyle Global Market Strategies CLO 2014-3-R Ltd, 3 mo. USD-LIBOR + 1.05% (a)(b)(d),
2.041%, 7/27/31	$198	$195,522
CarMax Auto Owner Trust,
1.75%, 1/17/23	300	303,347
2.03%, 6/16/25 Series 2020-1, Class A4	230	239,941
Citibank Credit Card Issuance Trust, 1 mo. LIBOR + 0.620%, Series 2017-A5, Class A5 (d),
0.81%, 4/22/26	580	584,472
CNH Equipment Trust, Series 2019-B, Class A3,
2.52%, 8/15/24	210	215,366
Dryden 68 CLO Ltd., 3 mo. USD-LIBOR + 1.310%, Series 2019-68A, Class A (a)(b)(d),
2.529%, 7/15/32	385	384,558
Ford Credit Auto Owner Trust,
1.35%, 7/15/25	90	91,922
2.04%, 8/15/31 Series 2020-1, Class A (a)(b)	143	145,545
GM Financial Consumer Automobile Receivables Trust 2019-3,
2.18%, 4/16/24	520	532,055
GM Financial Consumer Automobile Receivables Trust 2020-2, Series 2020, Class A3,
1.49%, 12/16/24	60	61,374
Honda Auto Receivables Owner Trust, Series 2017-2, Class A3,
1.68%, 8/16/21	6	5,595
HPEFS Equipment Trust, Series 2019-1A, Class A3 (a)(b),
2.21%, 9/20/29	283	287,679
Hyundai Auto Receivables Trust,
1.94%, 2/15/24 Series 2019-B, Class A3	321	329,433
1.96%, 2/15/23 Series 2017-B, Class A4	275	277,996
John Deere Owner Trust, Series 2019-B, Class A2,
2.28%, 5/16/22	175	175,876
Nissan Auto Receivables Owner Trust, Series 2019-A, Class A3,
2.90%, 10/16/23	320	329,728
Octagon Investment Partners 30 Ltd., 3 mo. USD-LIBOR-BBA + 1.320%, Series 2017-1A, Class A1 (a)(b)(d),
2.455%, 3/17/30	260	258,140
Race Point IX CLO Ltd., 3 mo. LIBOR + 1.210%, Series 2015-9A, Class A1 (a)(b)(d),
2.429%, 10/15/30	165	161,889

	Principal Amount (000s)	Value^

United States Small Business Administration, ABS, Series 2019-25, Class G1,
2.69%, 7/1/44	$44	$47,627
Verizon Owner Trust, Series 2019-C, Class A1A,
1.94%, 4/22/24	640	657,152
Volkswagen Auto Loan Enhanced Trust,
1.26%, 8/20/26	75	76,388
Volvo Financial Equipment Master Owner Trust, 1 mo. LIBOR + 0.520%, Series 2018-A, Class A (a)(b)(d),
0.705%, 7/17/23	532	529,526

Total Asset-Backed Securities (cost—$5,826,523)		5,891,131

	Shares

PREFERRED STOCK—2.3%

Banks—2.3%
Bank of America Corp. (c)
6.00%, 5/16/23	5,515	150,284
Citigroup Capital XIII, 3 mo. LIBOR + 6.370% (d)
7.13%, 10/30/40	11,055	292,957
PNC Financial Services Group, Inc. (c)
5.375%, 9/1/20	8,480	213,781
Wells Fargo & Co. (c) 4.75%, 3/15/25	19,030	457,373

Total Preferred Stock (cost—$1,136,533)		1,114,395

	Principal Amount (000s)

Repurchase Agreements—0.6%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $292,000; collateralized by U.S. Treasury Notes, 2.875%, due 11/30/25, valued at $297,921 including accrued interest (cost—$292,000)	$292	292,000

Total Investments (cost—$46,588,621)—98.5%		47,918,834

Other assets less liabilities (e)—1.5%		726,122

Net Assets—100.0%		$48,644,956

Schedule of Investments

AllianzGI Core Bond Fund

June 30, 2020 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $6,933,778, representing 14.3% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $6,933,778, representing 14.3% of net assets.
(c)	Perpetual maturity. The date shown, if any, is the next call date.
(d)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2020.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2020:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	18	9/30/20	$3,600	$3,975	$289
5-Year U.S. Treasury Note	6	9/30/20	600	755	2,149
10-Year U.S. Treasury Note	6	9/21/20	600	835	1,241
U.S. Long Bond	11	9/21/20	1,100	1,964	17,734
U.S. Ultra Bond	6	9/21/20	600	1,309	8,002

					$29,415

Short position contracts:
10-Year Ultra U.S. Treasury	(37)	9/21/20	$(3,700)	$(5,827)	$(29,266)

					$149

Credit default swaps agreements outstanding at June 30, 2020:

Centrally cleared buy protection swap agreements(1):

Broker (Exchange)/ Reference Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Pay Rate	Payment Frequency	Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs (ICE):
American Express Co.	$520	0.286%	12/20/24	(1.00)%	Quarterly	$(18,723)	$(9,050)	$(9,673)
Citigroup Inc.	520	0.753%	6/20/25	(1.00)%	Quarterly	(7,216)	3,857	(11,073)
Energy Transfer Operating, L.P.	920	1.320%	12/20/24	(1.00)%	Quarterly	7,127	72,270	(65,143)
Hess Corp.	515	1.485%	6/20/25	(1.00)%	Quarterly	9,430	10,615	(1,185)
International Business Machines Corp.	520	0.357%	12/20/24	(1.00)%	Quarterly	(15,962)	(14,586)	(1,376)
Kinder Morgan, Inc.	605	0.668%	6/20/25	(1.00)%	Quarterly	(11,733)	—	(11,733)
Marriott International, Inc.	249	1.309%	12/20/20	(1.00)%	Quarterly	(38)	(1,518)	1,480
Marriott International, Inc.	239	1.840%	6/20/25	(1.00)%	Quarterly	8,126	23,077	(14,951)
McKesson Corp.	400	0.546%	6/20/25	(1.00)%	Quarterly	(8,848)	(600)	(8,248)
Morgan Stanley	510	0.706%	6/20/25	(1.00)%	Quarterly	(8,302)	11,265	(19,567)
Prudential Financial, Inc.	475	0.590%	6/20/25	(1.00)%	Quarterly	(12,095)	(11,110)	(985)
Simon Property Group, L.P.	625	1.783%	6/20/25	(1.00)%	Quarterly	18,808	55,591	(36,783)
Southwest Airlines Co.	249	1.296%	12/20/20	(1.00)%	Quarterly	44	(1,538)	1,582

						$(39,382)	$138,273	$(177,655)

Schedule of Investments

AllianzGI Core Bond Fund

June 30, 2020 (unaudited) (continued)

Centrally cleared sell protection swap agreements(2):

Broker (Exchange)/ Referenced Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Received Rate	Payment Frequency	Value(5)	Upfront Premiums Paid	Unrealized Depreciation
Goldman Sachs (ICE):
Verizon Communications Inc.	$530	0.703%	12/20/24	1.00%	Quarterly	$8,606	$10,332	$(1,726)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at June 30, 2020 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)

At June 30, 2020, the Fund pledged $712,342 in cash as collateral for futures contracts and held $144,962 in cash as collateral for swap contracts. The Fund also held U.S. Treasury Obligations valued at $573,148 as collateral for swap contracts. Securities held as collateral will not be pledged and are not reflected in the Schedule of Investments.

Glossary:

ABS—Asset-Backed Securities

BBA—British Bankers’ Association

CLO—Collateralized Loan Obligation

FRN—Floating Rate Note

ICE—Intercontinental Exchange

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Securities

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Core Plus Bond Fund

June 30, 2020 (unaudited)

	Principal Amount (000s)	Value^

CORPORATE BONDS & NOTES—46.7%

Aerospace & Defense—2.4%
Boeing Co.,
5.705%, 5/1/40	$292	$331,290
Litton Industries, Inc.,
7.75%, 3/15/26	120	160,859
Lockheed Martin Corp.,
1.85%, 6/15/30	68	69,809
2.80%, 6/15/50	44	46,497
Northrop Grumman Corp.,
4.40%, 5/1/30	180	218,452
Northrop Grumman Systems Corp.,
7.875%, 3/1/26	240	322,885
Raytheon Technologies Corp.,
3.125%, 7/1/50	95	102,047
6.125%, 7/15/38 Series 2018-A, Class A	85	123,684

		1,375,523

Banks—7.6%
Australia & New Zealand Banking Group Ltd., (converts to FRN on 7/22/25) (a)(b)(d),
2.95%, 7/22/30	227	231,588
Bank of Nova Scotia, (converts to FRN on 6/4/25) (c)(d),
4.90%, 6/4/25	125	125,000
Citigroup, Inc., (converts to FRN on 1/30/25) (c)(d),
4.70%, 1/30/25	177	157,806
Citizens Financial Group, Inc., Ser. B, (converts to FRN on 7/6/23) (c)(d),
6.00%, 7/6/23	75	66,240
Comerica, Inc., (converts to FRN on 10/1/25) (c)(d),
5.625%, 7/1/25	290	294,836
Credit Suisse Group AG, (converts to FRN on 8/21/26) (a)(b)(c)(d),
6.375%, 8/21/26	185	188,022
First Horizon National Corp.,
4.00%, 5/26/25	386	404,131
First Maryland Capital II, 3 mo. LIBOR + 0.850% (d),
1.537%, 2/1/27	243	205,560
Huntington Bancshares, Inc., (converts to FRN on 10/15/30) (c)(d),
5.625%, 7/15/30	100	103,650
Huntington Capital Trust I, 3 mo. LIBOR + 0.700% (d),
1.46%, 2/1/27	107	93,518

	Principal Amount (000s)	Value^

JPMorgan Chase & Co., 3 mo. LIBOR + 0.950% (d),
1.506%, 1/15/87	$594	$470,894
KeyCorp,
2.55%, 10/1/29	345	356,650
Lloyds Banking Group PLC, (converts to FRN on 9/27/25) (c)(d),
7.50%, 9/27/25	430	446,404
Popular, Inc.,
6.125%, 9/14/23	275	278,752
State Street Corp., 3 mo. LIBOR + 1.000% (d),
1.313%, 6/1/77	365	294,803
Truist Financial Corp., Ser. Q, (converts to FRN on 9/1/30) (c)(d),
5.10%, 3/1/30	195	200,621
Wells Fargo & Co.,
5.95%, 12/1/86	85	102,235
Westpac Banking Corp., (converts to FRN on 2/4/25) (d),
2.894%, 2/4/30	350	356,241

		4,376,951

Beverages—0.4%
Anheuser-Busch Cos. LLC,
4.90%, 2/1/46	85	104,288
Coca-Cola Co.,
2.75%, 6/1/60	120	121,126

		225,414

Chemicals—0.2%
Air Products and Chemicals, Inc.,
2.80%, 5/15/50	123	131,044

Commercial Services—0.6%
Massachusetts Institute of Technology,
2.294%, 7/1/51	280	281,546
President & Fellows of Harvard College,
3.15%, 7/15/46	34	39,674

		321,220

Computers—0.8%
Leidos, Inc.,
3.625%, 5/15/25 (a)(b)	297	323,923
4.375%, 5/15/30 (a)(b)	92	103,601
7.125%, 7/1/32	44	54,908

		482,432

Diversified Financial Services—1.2%
Discover Financial Services, Ser. C, (converts to FRN on 10/30/27) (c)(d),
5.50%, 10/30/27	135	121,746

Schedule of Investments

AllianzGI Core Plus Bond Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

GE Capital Funding LLC (a)(b),
3.45%, 5/15/25	$230	$241,212
Synchrony Financial,
3.70%, 8/4/26	125	129,146
4.50%, 7/23/25	204	216,992

		709,096

Electric Utilities—7.9%
Berkshire Hathaway Energy Co.,
3.50%, 2/1/25	267	297,966
4.05%, 4/15/25 (a)(b)	138	157,421
4.25%, 10/15/50 (a)(b)	101	127,522
CMS Energy Corp., (converts to FRN on 6/1/30) (d),
4.75%, 6/1/50	115	117,444
Commonwealth Edison Co.,
5.90%, 3/15/36	135	192,198
Consolidated Edison Co. of New York, Inc., Ser. 06-E,
5.70%, 12/1/36	45	60,148
DTE Electric Co., Ser. A,
6.625%, 6/1/36	45	65,240
Duke Energy Indiana LLC,
3.75%, 5/15/46	55	64,272
Duke Energy Ohio, Inc.,
2.125%, 6/1/30	135	140,107
Edison International,
4.95%, 4/15/25	246	270,840
Georgia Power Co.,
2.65%, 9/15/29	360	379,840
Jersey Central Power & Light Co.,
6.15%, 6/1/37	165	213,194
Narragansett Electric Co. (a)(b),
3.395%, 4/9/30	200	225,445
Niagara Mohawk Power Corp. (a)(b),
1.96%, 6/27/30	390	389,220
Oncor Electric Delivery Co LLC,
2.95%, 4/1/25	239	260,279
Pennsylvania Electric Co. (a)(b),
3.25%, 3/15/28	60	65,146
3.60%, 6/1/29	136	153,295
4.15%, 4/15/25	165	183,707
San Diego Gas & Electric Co., Ser. NNN,
3.60%, 9/1/23	190	205,055
Sempra Energy,
3.55%, 6/15/24	285	306,741
4.875%, 10/15/25 (converts to FRN on 10/15/25) (c)(d)	270	271,687

	Principal Amount (000s)	Value^

Southern California Edison Co.,
1.845%, 2/1/22	$20	$20,000
3.70%, 8/1/25, Ser. E	250	276,466
3.90%, 12/1/41	56	59,800

		4,503,033

Electronics—0.3%
Honeywell International, Inc.,
1.95%, 6/1/30	143	149,725

Equity Real Estate Investment Trusts (REITs)—0.9%
American Tower Corp.,
1.30%, 9/15/25	205	205,914
Crown Castle International Corp.,
2.25%, 1/15/31	310	313,290

		519,204

Healthcare-Services—0.2%
UnitedHealth Group, Inc.,
2.00%, 5/15/30	111	116,361

Insurance—4.3%
Alleghany Corp.,
3.625%, 5/15/30	134	142,920
American International Group, Inc.,
2.50%, 6/30/25	230	243,488
Five Corners Funding Trust II (a)(b),
2.85%, 5/15/30	307	317,107
Lincoln National Corp., 3 mo. LIBOR + 2.358% (d),
2.743%, 5/17/66	540	367,362
Loews Corp.,
3.20%, 5/15/30	115	124,352
MetLife, Inc.,
9.25%, 4/8/68 (a)(b)	55	76,590
10.75%, 8/1/69	319	491,324
New York Life Insurance Co. (a)(b),
4.45%, 5/15/69	105	128,581
Northwestern Mutual Life Insurance Co. (a)(b),
3.85%, 9/30/47	175	201,007
Pacific Life Global Funding II (a)(b),
1.20%, 6/24/25	195	195,701
Principal Life Global Funding II (a)(b),
1.25%, 6/23/25	195	195,611

		2,484,043

Internet—0.2%
Amazon.com, Inc.,
2.70%, 6/3/60	126	129,267

Schedule of Investments

AllianzGI Core Plus Bond Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Lodging—1.1%
Marriott International, Inc.,
5.75%, 5/1/25	$590	$643,610

Media—3.4%
Charter Communications Operating LLC,
4.908%, 7/23/25	50	57,332
Comcast Corp.,
3.75%, 4/1/40	186	218,809
Time Warner Cable LLC,
4.50%, 9/15/42	115	123,672
6.55%, 5/1/37	45	58,934
Time Warner Entertainment Co., L.P.,
8.375%, 7/15/33	340	510,220
ViacomCBS, Inc.,
4.20%, 5/19/32	124	138,729
6.25%, 2/28/57 (converts to FRN on 2/28/27) (d)	312	320,667
Walt Disney Co.,
1.75%, 1/13/26	230	236,545
3.60%, 1/13/51	104	116,063
7.30%, 4/30/28	100	139,032

		1,920,003

Miscellaneous Manufacturing—0.7%
General Electric Co.,
5.55%, 1/5/26	240	280,527
6.75%, 3/15/32	100	122,093

		402,620

Oil, Gas & Consumable Fuels—1.6%
Boston Gas Co. (a)(b),
3.15%, 8/1/27	204	224,327
BP Capital Markets PLC, (converts to FRN on 6/22/30) (c)(d),
4.875%, 3/22/30	248	256,680
Hess Corp.,
7.125%, 3/15/33	87	101,901
NiSource, Inc.,
6.25%, 12/15/40	220	312,758

		895,666

Pharmaceuticals—2.2%
AbbVie, Inc. (a)(b),
2.60%, 11/21/24	292	309,891
3.85%, 6/15/24	375	412,003
Cigna Corp.,
4.80%, 8/15/38	115	146,636
Takeda Pharmaceutical Co., Ltd.,
2.05%, 3/31/30	194	194,508
3.175%, 7/9/50	200	201,073

		1,264,111

	Principal Amount (000s)	Value^

Pipelines—6.4%
Columbia Pipeline Group, Inc.,
4.50%, 6/1/25	$243	$275,414
El Paso Natural Gas Co. LLC,
8.375%, 6/15/32	125	169,050
Energy Transfer Operating L.P.,
2.90%, 5/15/25	377	386,373
4.75%, 1/15/26	295	321,084
6.50%, 2/1/42	110	120,350
7.125%, 5/15/30 (converts to FRN on 5/15/30) (c)(d)	1,161	1,006,819
Kinder Morgan Energy Partners L.P.,
4.30%, 5/1/24	142	155,774
7.50%, 11/15/40	30	41,026
Plains All American Pipeline L.P.,
4.65%, 10/15/25	490	523,557
6.125%, 11/15/22, Ser. B (converts to FRN on 11/15/22) (c)(d)	667	493,580
Transcontinental Gas Pipe Line Co. LLC (a)(b),
3.25%, 5/15/30	138	147,923

		3,640,950

Semiconductors—1.9%
Broadcom Corp.,
3.875%, 1/15/27	405	438,631
Broadcom, Inc. (a)(b),
4.15%, 11/15/30	235	256,336
4.70%, 4/15/25	350	394,555

		1,089,522

Telecommunications—1.9%
AT&T, Inc.,
4.30%, 2/15/30	380	444,332
T-Mobile USA, Inc. (a)(b),
2.05%, 2/15/28	273	273,166
3.50%, 4/15/25	357	389,807

		1,107,305

Transportation—0.5%
Kansas City Southern,
3.50%, 5/1/50	110	120,828
4.20%, 11/15/69	50	56,359
United Parcel Service, Inc.,
3.40%, 9/1/49	77	85,078

		262,265

Total Corporate Bonds & Notes (cost—$26,108,609)		26,749,365

Schedule of Investments

AllianzGI Core Plus Bond Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

U.S. GOVERNMENT AGENCY SECURITIES—20.0%
Fannie Mae, MBS, Pool
2.50%, 11/1/31, 15 Year	$353	$374,435
2.50%, 7/14/50, 30 Year	900	938,513
3.00%, 3/1/50, 30 Year	2,699	2,846,632
3.50%, 1/1/46, 30 Year	1,879	2,010,122
4.00%, 10/1/47, 30 Year	1,035	1,103,591
4.50%, 2/1/48, 30 Year	194	217,257
Freddie Mac, MBS, Pool, 30 Year,
3.00%, 1/1/46	1,137	1,205,702
United States Small Business Administration, ABS,
2.60%, 6/1/39 Series 2019-20, Class F1	133	140,327
2.88%, 5/1/39 Series 2019-20, Class E1	206	219,651
2.92%, 1/1/38 Series 2018-20, Class A1	377	403,399
3.20%, 3/1/39 Series 2019-20, Class C1	115	124,874
3.26%, 2/1/39 Series 2019-20, Class B1	105	113,918
3.37%, 1/1/39 Series 2019-20, Class A1	275	299,182
3.50%, 5/1/38 Series 2018-20, Class E1	266	293,055
3.53%, 9/1/38 Series 2018-20, Class I1	341	372,437
3.54%, 7/1/38 Series 2018-20, Class G1	252	277,737
3.58%, 8/1/38 Series 2018-20, Class H1	480	528,692

Total U.S. Government Agency Securities (cost—$11,181,386)		11,469,524

ASSET-BACKED SECURITIES—17.9%
American Express Credit Account, 1 mo. LIBOR + 0.320%, Series 2018-3, Class A (d),
0.505%, 10/15/25	100	100,383
CarMax Auto Owner Trust, Series 2020-1, Class A4,
2.03%, 6/16/25	585	610,284
Carmax Auto Owner Trust, Series 2019-3, Class C,
2.60%, 6/16/25	400	408,294
Chesapeake Funding II LLC, Series 2019-2A, Class C (a)(b),
2.27%, 9/15/31	400	407,555
Citibank Credit Card Issuance Trust, 1 mo. LIBOR + 0.620%, Series 2017-A5, Class A5 (d),
0.81%, 4/22/26	695	700,358

	Principal Amount (000s)	Value^

CNH Equipment Trust, Series 2019-B, Class A3,
2.52%, 8/15/24	$515	$528,160
Dryden 68 CLO Ltd., 3 mo. USD-LIBOR + 1.310%, Series 2019-68A, Class A (a)(b)(d),
2.529%, 7/15/32	515	514,408
Ford Credit Auto Owner Trust, Series 2020-1, Class A (a)(b),
2.04%, 8/15/31	232	236,129
GM Financial Automobile Leasing Trust, Series 2019-3, Class C,
2.35%, 7/20/23	400	397,350
GM Financial Consumer Automobile Receivables Trust 2020-2, Series 2020, Class A3,
1.49%, 12/16/24	70	71,604
Honda Auto Receivables Owner Trust, Series 2017-2, Class A3,
1.68%, 8/16/21	6	6,443
HPEFS Equipment Trust (a)(b),
2.21%, 9/20/29 Series 2019-1A, Class A3	507	515,382
2.49%, 9/20/29 Series 2019-1A, Class C	400	399,656
Hyundai Auto Receivables Trust, Series 2019-B, Class C,
2.40%, 6/15/26	600	612,741
John Deere Owner Trust, Series 2019-B, Class A2,
2.28%, 5/16/22	233	234,502
MVW LLC, Series 2019-2A, Class A (a)(b),
2.22%, 10/20/38	511	510,655
Nissan Auto Receivables Owner Trust, Series 2019-A, Class A3,
2.90%, 10/16/23	435	448,223
Octagon Investment Partners 30 Ltd., 3 mo. USD-LIBOR-BBA + 1.320%, Series 2017-1A, Class A1 (a)(b)(d),
2.455%, 3/17/30	566	561,667
Race Point IX CLO Ltd., 3 mo. LIBOR + 1.210%, Series 2015-9A, Class A1 (a)(b)(d),
2.429%, 10/15/30	150	147,172
Sofi Consumer Loan Program LLC, Series 2016-3, Class B (a)(b)(d),
4.49%, 12/26/25	600	603,907
United States Small Business Administration, ABS, Series 2019-25, Class G1,
2.69%, 7/1/44	148	158,758

Schedule of Investments

AllianzGI Core Plus Bond Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Verizon Owner Trust,
1.94%, 4/22/24 Series 2019-C, Class A1A	$755	$775,234
2.16%, 4/22/24 Series 2019-C, Class C	600	602,314
Volvo Financial Equipment Master Owner Trust, 1 mo. LIBOR + 0.520%, Series 2018-A, Class A (a)(b)(d),
0.705%, 7/17/23	728	724,615

Total Asset-Backed Securities (cost—$10,189,093)		10,275,794

U.S. TREASURY OBLIGATIONS—10.7%
U.S. Treasury Bonds,
2.00%, 2/15/50	811	928,848
U.S. Treasury Notes,
0.125%, 6/30/22	616	615,759
0.25%, 6/15/23	1,020	1,022,152
0.25%, 6/30/25	802	800,496
0.50%, 6/30/27	456	456,499
0.625%, 5/15/30	676	674,363
1.375%, 9/15/20	445	446,182
1.625%, 10/15/20 (f)	1,200	1,205,250

Total U.S. Treasury Obligations (cost—$6,133,375)		6,149,549

	Shares

PREFERRED STOCK—2.6%

Banks—2.6%
Bank of America Corp. (c),
6.00%, 5/16/23	8,476	238,328
Citigroup Capital XIII, 3 mo. LIBOR + 6.370% (d),
7.13%, 10/30/40	11,980	317,470

	Shares	Value^

PNC Financial Services Group, Inc. (c),
5.375%, 9/1/20	13,020	$328,234
Wells Fargo & Co. (c)
4.75%, 3/15/25	25,115	607,650

Total Preferred Stock (cost—$1,511,911)		1,491,682

	Principal Amount (000s)

Repurchase Agreements—1.2%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $700,000; collateralized by U.S. Treasury Notes, 2.875%, due 11/30/25, valued at $714,053 including accrued interest (cost—$700,000)	$700	700,000

Total Investments (cost—$55,824,374)—99.1%		56,835,914

Other assets less liabilities (e)—0.9%		531,779

Net Assets—100.0%		$57,367,693

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $10,533,853, representing 18.4% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $10,533,853, representing 18.4% of net assets.

(c)	Perpetual maturity. The date shown, if any, is the next call date.
(d)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2020.

Schedule of Investments

AllianzGI Core Plus Bond Fund

June 30, 2020 (unaudited) (continued)

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2020:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	22	9/30/20	$4,400	$4,858	$694
5-Year U.S. Treasury Note	4	9/30/20	400	503	480
U.S. Long Bond	15	9/21/20	1,500	2,679	18,890
U.S. Ultra Treasury Bond	15	9/21/20	1,500	3,272	2,597

					$22,661

Short position contracts:
10-Year Ultra U.S. Treasury	(42)	9/21/20	$(4,200)	$(6,615)	$(34,868)
10-Year U.S. Treasury Note	(1)	9/21/20	(100)	(139)	(192)

					$(35,060)

					$(12,399)

Credit default swaps agreements outstanding at June 30, 2020:

Centrally cleared buy protection swap agreements(1):

Broker (Exchange)/ Reference Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Pay Rate	Payment Frequency	Value(5)	Upfront Premiums Paid (Received)	Unrealized Depreciation
Goldman Sachs (ICE):
American Express Co.	$595	0.286%	12/20/24	(1.00)%	Quarterly	$(21,424)	$(10,357)	$(11,067)
Citigroup Inc.	595	0.753%	6/20/25	(1.00)%	Quarterly	(8,257)	4,414	(12,671)
Energy Transfer Operating, L.P.	2,640	1.320%	12/20/24	(1.00)%	Quarterly	20,450	160,006	(139,556)
Hess Corp.	615	1.485%	6/20/25	(1.00)%	Quarterly	11,261	12,675	(1,414)
International Business Machines Corp.	605	0.357%	12/20/24	(1.00)%	Quarterly	(18,571)	(16,970)	(1,601)
Kinder Morgan, Inc.	690	0.668%	6/20/25	(1.00)%	Quarterly	(13,381)	—	(13,381)
Marriott International, Inc.	590	1.309%	6/20/25	(1.00)%	Quarterly	20,058	56,968	(36,910)
McKesson Corp.	565	0.546%	6/20/25	(1.00)%	Quarterly	(12,498)	(848)	(11,650)
Morgan Stanley	610	0.706%	6/20/25	(1.00)%	Quarterly	(9,930)	13,474	(23,404)
Prudential Financial, Inc.	565	0.590%	6/20/25	(1.00)%	Quarterly	(14,386)	(13,215)	(1,171)
Simon Property Group, L.P.	725	1.783%	6/20/25	(1.00)%	Quarterly	21,817	64,559	(42,742)
The Williams Companies, Inc.	410	1.296%	12/20/24	(1.00)%	Quarterly	(4,688)	46,979	(51,667)

						$(29,549)	$317,685	$(347,234)

Centrally cleared sell protection swap agreements(2):

Broker (Exchange)/ Referenced Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Received Rate	Payment Frequency	Value(5)	Upfront Premiums Paid	Unrealized Depreciation
Goldman Sachs (ICE):
CDX.NA.HY.34	$6,165	5.19%	6/20/25	5.00%	Quarterly	$(34,224)	$21,433	$(55,657)
Verizon Communications Inc.	615	7.03%	12/20/24	1.00%	Quarterly	9,986	11,989	(2,003)

						$(24,238)	$33,422	$(57,660)

Schedule of Investments

AllianzGI Core Plus Bond Fund

June 30, 2020 (unaudited) (continued)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at June 30, 2020 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)

At June 30, 2020, the Fund pledged $1,341,054 in cash as collateral for futures contracts and held $346,955 in cash as collateral for swap contracts. The Fund also held U.S. Treasury Obligations valued at $1,059,185 as collateral for swap contracts.

Glossary:

ABS—Asset-Backed Securities

BBA—British Bankers’ Association

CDX—Credit Derivatives Index

CLO—Collateralized Loan Obligation

FRN—Floating Rate Note

ICE—Intercontinental Exchange

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Securities

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

June 30, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—98.1%

Brazil—0.9%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	24,700	$103,785
Qualicorp Consultoria e Corretora de Seguros S.A.	16,800	89,590
Tim Participacoes S.A.	39,300	102,621

		295,996

Canada—0.8%
Manulife Financial Corp.	20,397	277,499

China—49.7%
Alibaba Group Holding Ltd. (e)	23,200	626,024
Alibaba Group Holding Ltd. ADR (e)	6,885	1,485,095
Autobio Diagnostics Co., Ltd., Class A	17,494	401,753
BYD Electronic International Co., Ltd.	140,500	324,583
Changchun High & New Technology Industry Group, Inc., Class A	4,800	295,380
China Medical System Holdings Ltd.	56,000	66,226
China Merchants Bank Co., Ltd., Class H	183,500	850,365
China Vanke Co., Ltd., Class H	97,100	309,910
China Yuhua Education Corp., Ltd. (a)	224,000	184,985
G-bits Network Technology Xiamen Co., Ltd.	5,668	441,120
Geely Automobile Holdings Ltd.	85,000	135,044
Greenland Holdings Corp., Ltd., Class A	472,185	414,027
Hisense Home Appliances Group Co., Ltd., Class H	63,000	73,582
JD.com, Inc. ADR (e)	21,475	1,292,366
KWG Group Holdings Ltd. (e)	194,000	329,617
Lenovo Group Ltd.	228,000	127,211
Longfor Group Holdings Ltd. (a)	53,000	253,702
Luye Pharma Group Ltd. (a)	193,000	118,664
Meituan Dianping, Class B (e)	25,200	563,128
NetEase, Inc.	9,800	168,928
NetEase, Inc. ADR	2,655	1,140,004
New Oriental Education & Technology Group, Inc. ADR (e)	4,180	544,361
Ping An Insurance Group Co. of China Ltd., Class H	105,000	1,046,744
Poly Developments and Holdings Group Co., Ltd., Class A	232,600	487,654
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	19,300	834,091
Shimao Property Holdings Ltd.	102,000	436,077
Tencent Holdings Ltd.	43,200	2,768,164
Tianneng Power International Ltd.	78,000	133,769
Wuliangye Yibin Co., Ltd., Class A	9,801	238,134
Zhongsheng Group Holdings Ltd.	29,500	164,985

		16,255,693

	Shares	Value^

Hong Kong—1.4%
Brilliance China Automotive Holdings Ltd.	186,000	$168,346
Vinda International Holdings Ltd.	78,000	280,198

		448,544

India—4.0%
Bajaj Auto Ltd.	3,436	128,537
HDFC Bank Ltd. ADR	19,300	877,378
Hindustan Unilever Ltd.	10,530	304,430

		1,310,345

Indonesia—0.8%
Indofood Sukses Makmur Tbk PT	372,800	171,190
Media Nusantara Citra Tbk PT	1,295,600	82,533

		253,723

Japan—0.3%
Astellas Pharma, Inc.	6,100	101,867

Korea (Republic of)—8.2%
CJ CheilJedang Corp.	1,377	375,983
Hyundai Mobis Co., Ltd.	762	122,316
Kia Motors Corp.	7,821	211,343
LG Electronics, Inc.	3,171	168,049
Samsung Electronics Co., Ltd.	41,040	1,816,744

		2,694,435

Malaysia—2.7%
Hartalega Holdings Bhd	72,500	221,147
Top Glove Corp., Bhd	176,300	665,342

		886,489

Mexico—0.5%
Gruma S.A.B de C.V., Class B	15,295	165,064

Philippines—0.6%
Altus San Nicolas Corp. (e)	4,017	3,354
Globe Telecom, Inc.	2,540	105,572
Robinsons Land Corp.	257,500	90,888

		199,814

Poland—0.4%
Dino Polska S.A. (a)(e)	2,242	114,203

Russian Federation—1.7%
Mobile TeleSystems PJSC ADR	60,135	552,641

Singapore—0.5%
CapitaLand Ltd. (e)	74,500	157,392

South Africa—1.6%
Naspers Ltd., Class N	2,934	539,211

Switzerland—2.7%
Roche Holding AG	2,549	883,100

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

June 30, 2020 (unaudited) (continued)

	Shares	Value^

Taiwan—10.8%
Asustek Computer, Inc.	14,000	$102,863
Chicony Electronics Co., Ltd.	29,000	84,059
Chlitina Holding Ltd.	23,000	169,939
Chong Hong Construction Co., Ltd.	53,000	156,488
CTBC Financial Holding Co., Ltd.	511,000	354,143
First Financial Holding Co., Ltd.	566,447	436,700
Grape King Bio Ltd.	16,000	103,331
Lite-On Technology Corp.	236,000	371,618
Pou Chen Corp.	61,000	59,841
Primax Electronics Ltd.	230,000	376,137
TaiDoc Technology Corp.	54,000	502,870
Taiwan Paiho Ltd.	40,000	87,961
Wistron Corp.	584,000	712,935

		3,518,885

Thailand—1.5%
Bangkok Dusit Medical Services PCL (c)(d)	238,600	173,805
Charoen Pokphand Foods PCL (c)(d)	146,300	150,885
Thanachart Capital PCL (c)(d)	130,600	151,205

		475,895

Turkey—0.7%
Turkcell Iletisim Hizmetleri AS	67,294	160,436
Ulker Biskuvi Sanayi AS (e)	14,616	51,882

		212,318

United States—8.3%
Apple, Inc.	2,040	744,192
Mastercard, Inc., Class A	1,750	517,475
Microsoft Corp.	3,040	618,670
Procter & Gamble Co.	4,180	499,803
Thermo Fisher Scientific, Inc.	935	338,788

		2,718,928

Total Common Stock (cost—$24,516,090)		32,062,042

	Principal Amount (000s)	Value^

Repurchase Agreements—0.8%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $270,000; collateralized by U.S. Treasury Notes, 3.00%, due 10/31/25, valued at $275,465 including accrued interest (cost—$270,000)	$270	$270,000

Total Investments (cost—$24,786,090) (b)—98.9%		32,332,042

Other assets less liabilities—1.1%		374,273

Net Assets—100.0%		$32,706,315

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $671,554, representing 2.1% of net assets.

(b)	Securities with an aggregate value of $22,064,533, representing 67.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $475,895, representing 1.5% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

June 30, 2020 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Internet & Direct Marketing Retail	13.8%
Technology Hardware, Storage & Peripherals	13.3%
Interactive Media & Services	8.5%
Banks	8.2%
Real Estate Management & Development	8.1%
Healthcare Equipment & Supplies	8.0%
Entertainment	5.3%
Pharmaceuticals	4.5%
Insurance	4.0%
Household Products	3.3%
Wireless Telecommunication Services	2.8%
Food Products	2.8%
Diversified Consumer Services	2.2%
Automobiles	2.0%
Software	1.9%
IT Services	1.6%
Household Durables	1.1%
Life Sciences Tools & Services	1.0%
Communications Equipment	1.0%
Personal Products	0.8%
Healthcare Providers & Services	0.8%
Auto Components	0.8%
Beverages	0.7%
Specialty Retail	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Food & Staples Retailing	0.3%
Media	0.3%
Hotels, Restaurants & Leisure	0.0%
Repurchase Agreements	0.8%
Other assets less liabilities	1.1%

100.0%

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

June 30, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—96.4%

Brazil—1.1%
Camil Alimentos S.A.	16,200	$33,424
Qualicorp Consultoria e Corretora de Seguros S.A.	7,400	39,463

		72,887

China—14.3%
China Lesso Group Holdings Ltd.	83,000	108,944
China National Building Material Co., Ltd., Class H	170,000	182,342
China Power International Development Ltd.	63,000	11,595
China Yuhua Education Corp., Ltd. (a)	92,000	75,976
Hisense Home Appliances Group Co., Ltd., Class H	55,000	64,238
Jiangsu Expressway Co., Ltd., Class H	22,000	25,857
NetDragon Websoft Holdings Ltd.	28,500	80,367
Tianneng Power International Ltd.	46,000	78,889
West China Cement Ltd.	544,000	99,716
YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H (a)	57,600	118,222
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	101,000	78,199

		924,345

Czech Republic—0.5%
Philip Morris CR AS (e)	56	31,435

Greece—0.2%
Motor Oil Hellas Corinth Refineries S.A.	788	10,885

Hong Kong—0.6%
K Wah International Holdings Ltd.	93,197	40,365

India—11.7%
Amara Raja Batteries Ltd.	7,290	62,766
Bajaj Auto Ltd.	683	25,550
Bata India Ltd.	1,452	25,152
Coforge Ltd. (e)	2,408	45,031
DCM Shriram Ltd.	8,223	34,611
Godfrey Phillips India Ltd.	1,584	21,429
Granules India Ltd. (e)	49,010	131,332
Indraprastha Gas Ltd. (e)	5,103	30,008
Ipca Laboratories Ltd.	6,299	139,813
Mindtree Ltd.	4,240	52,019
Mphasis Ltd.	4,986	58,173
REC Ltd.	20,870	29,964
SRF Ltd.	1,309	62,595
Strides Pharma Science Ltd.	6,827	36,896

		755,339

Indonesia—1.0%
Media Nusantara Citra Tbk PT	588,800	37,508
Wijaya Karya Persero Tbk PT (e)	363,100	30,676

		68,184

	Shares	Value^

Korea (Republic of)—16.5%
CJ CheilJedang Corp.	564	$153,998
Daelim Industrial Co., Ltd.	507	34,876
DB HiTek Co., Ltd.	4,540	110,056
F&F Co., Ltd.	470	36,265
Hite Jinro Co., Ltd.	1,629	59,708
Hyosung Corp.	1,808	94,999
Kginicis Co., Ltd.	3,556	65,122
Kumho Petrochemical Co., Ltd.	2,005	125,391
LG Innotek Co., Ltd.	1,329	194,904
NongShim Co., Ltd.	329	100,265
Samjin Pharmaceutical Co., Ltd.	1,714	38,836
SK Networks Co., Ltd.	7,070	28,068
Unid Co., Ltd.	632	22,178

		1,064,666

Malaysia—1.4%
Kossan Rubber Industries	45,800	91,518

Mexico—2.1%
Fibra Uno Administracion S.A. de C.V. REIT	81,100	64,394
Grupo Aeroportuario del Centro Norte S.A.B de C.V. (e)	4,700	21,849
Qualitas Controladora S.A.B. de C.V.	13,200	51,877

		138,120

Poland—1.9%
Dino Polska S.A. (a)(e)	1,175	59,852
Energa S.A. (e)	14,016	28,838
TEN Square Games S.A.	239	31,769

		120,459

Russian Federation—2.7%
Federal Grid Co. Unified Energy System PJSC (c)(d)	37,430,000	98,441
Magnitogorsk Iron & Steel Works PJSC GDR	7,375	49,558
PIK Group PJSC (c)(d)	4,950	29,561

		177,560

South Africa—5.4%
Aspen Pharmacare Holdings Ltd. (e)	7,584	62,995
Gold Fields Ltd. ADR	22,485	211,359
Netcare Ltd.	52,873	41,561
Telkom S.A. SOC Ltd.	17,825	30,575

		346,490

Taiwan—29.9%
Accton Technology Corp.	12,000	93,187
Aten International Co., Ltd.	13,000	39,329
BenQ Materials Corp.	49,000	30,770
Bioteque Corp.	28,000	149,288
Chipbond Technology Corp.	52,000	114,117
ChipMOS Technologies, Inc.	89,000	102,504
Darfon Electronics Corp.	13,000	16,763
Farglory Land Development Co., Ltd.	14,000	22,519

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

June 30, 2020 (unaudited) (continued)

	Shares	Value^

Formosa Advanced Technologies Co., Ltd.	14,000	$18,236
Greatek Electronics, Inc.	12,000	18,876
ITE Technology, Inc.	30,000	62,925
Lite-On Technology Corp.	102,000	160,615
Novatek Microelectronics Corp.	12,000	93,261
Pixart Imaging, Inc.	13,000	75,280
Radiant Opto-Electronics Corp.	41,000	166,011
Sercomm Corp.	59,000	156,794
Syncmold Enterprise Corp.	33,250	91,645
TaiDoc Technology Corp.	18,000	167,623
Taiwan Surface Mounting Technology Corp.	12,000	53,358
Tripod Technology Corp.	45,000	201,331
TXC Corp.	45,000	97,734

		1,932,166

Thailand—3.0%
Carabao Group PCL (c)(d)	35,800	121,446
KGI Securities Thailand PCL (c)(d)	92,400	10,363
Thanachart Capital PCL (c)(d)	55,900	64,719

		196,528

Turkey—4.1%
Anadolu Cam Sanayii AS	36,538	24,790
Enerjisa Enerji AS (a)	46,775	58,695
Soda Sanayii AS	34,036	30,391
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT (e)	93,809	45,657
Trakya Cam Sanayii AS	83,932	44,061
Vestel Elektronik Sanayi ve Ticaret AS (e)	26,464	62,657

		266,251

Total Common Stock (cost—$5,547,552)		6,237,198

PREFERRED STOCK—3.1%

Brazil—2.6%
Cia de Transmissao de Energia Eletrica Paulista	13,300	51,140
Cia Paranaense de Energia	5,100	57,038
Marcopolo S.A.	111,100	59,860

		168,038

Russian Federation—0.5%
Surgutneftegas PJSC (c)(d)	63,793	31,580

Total Preferred Stock (cost—$189,952)		199,618

Total Investments (cost—$5,737,504) (b)—99.5%		6,436,816

Other assets less liabilities—0.5%		31,357

Net Assets—100.0%		$6,468,173

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $312,745, representing 4.8% of net assets.

(b)	Securities with an aggregate value of $5,336,418, representing 82.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $356,110, representing 5.5% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

June 30, 2020 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Semiconductors & Semiconductor Equipment	12.6%
Electronic Equipment, Instruments & Components	9.5%
Pharmaceuticals	8.2%
Healthcare Equipment & Supplies	6.3%
Electric Utilities	4.5%
Food Products	4.4%
Construction Materials	4.4%
Chemicals	4.3%
Metals & Mining	4.0%
Communications Equipment	3.9%
IT Services	3.4%
Technology Hardware, Storage & Peripherals	3.3%
Beverages	2.8%
Household Durables	2.4%
Building Products	2.4%
Machinery	2.1%
Entertainment	1.7%
Equity Real Estate Investment Trusts (REITs)	1.7%
Industrial Conglomerates	1.5%
Healthcare Providers & Services	1.2%
Auto Components	1.2%
Diversified Consumer Services	1.2%
Construction & Engineering	1.0%
Banks	1.0%
Real Estate Management & Development	1.0%
Electrical Equipment	1.0%
Textiles, Apparel & Luxury Goods	0.9%
Food & Staples Retailing	0.9%
Tobacco	0.8%
Insurance	0.8%
Transportation Infrastructure	0.7%
Oil, Gas & Consumable Fuels	0.7%
Media	0.6%
Diversified Telecommunication Services	0.5%
Gas Utilities	0.5%
Diversified Financial Services	0.5%
Trading Companies & Distributors	0.4%
Automobiles	0.4%
Containers & Packaging	0.4%
Independent Power Producers & Energy Traders	0.2%
Capital Markets	0.2%
Other assets less liabilities	0.5%

100.0%

Schedule of Investments

AllianzGI Emerging Markets SRI Debt Fund

June 30, 2020 (unaudited)

	Principal Amount (000s)	Value^

SOVEREIGN DEBT OBLIGATIONS—93.9%

Azerbaijan—2.7%
Republic of Azerbaijan International Bond,
3.50%, 9/1/32	$650	$635,449

Belarus—1.6%
Republic of Belarus International Bond (a)(b),
6.20%, 2/28/30	400	383,520

Brazil—3.6%
Brazilian Government International Bond,
5.625%, 2/21/47	800	833,486

Chile—3.7%
Bonos de la Tesoreria de la Republica en pesos (b),
4.70%, 9/1/30	445	653,533
Chile Government International Bond,
2.55%, 1/27/32	200	208,339

		861,872

Colombia—2.3%
Colombia Government International Bond,
3.00%, 1/30/30	550	544,561

Costa Rica—2.3%
Costa Rica Government International Bond,
4.25%, 1/26/23	200	189,607
6.125%, 2/19/31 (a)(b)	200	173,385
7.00%, 4/4/44	200	164,725

		527,717

Dominican Republic—2.3%
Dominican Republic International Bond,
5.95%, 1/25/27	200	201,826
6.50%, 2/15/48	200	184,514
6.40%, 6/5/49	150	137,363

		523,703

Egypt—4.1%
Egypt Government International Bond,
4.55%, 11/20/23 (a)(b)	200	198,562
7.60%, 3/1/29	400	408,397
8.875%, 5/29/50 (a)(b)	350	346,381

		953,340

Guatemala—1.0%
Guatemala Government Bond (a)(b),
5.375%, 4/24/32	200	221,198

Hungary—2.9%
Hungary Government International Bond,
1.75%, 6/5/35	€600	664,780

	Principal Amount (000s)	Value^

Indonesia—5.8%
Indonesia Government International Bond,
2.85%, 2/14/30	$800	$818,294
2.85%, 2/14/30	200	213,169
5.25%, 1/8/47	250	313,799

		1,345,262

Jamaica—4.1%
Jamaica Government International Bond,
6.75%, 4/28/28	425	479,092
7.875%, 7/28/45	400	487,200

		966,292

Kazakhstan—5.6%
Kazakhstan Government International Bond,
4.875%, 10/14/44	200	254,418
5.125%, 7/21/25	900	1,045,289

		1,299,707

Korea (Republic of)—0.9%
Korea International Bond,
2.50%, 6/19/29	200	219,301

Malaysia—1.2%
Malaysia Sukuk Global Bhd,
3.179%, 4/27/26	250	272,894

Mexico—3.5%
Mexico Government International Bond,
4.50%, 4/22/29	750	814,942

Morocco—3.3%
Morocco Government International Bond,
1.50%, 11/27/31 (a)(b)	€400	419,972
1.50%, 11/27/31	100	104,993
5.50%, 12/11/42	$200	244,790

		769,755

Panama—4.6%
Panama Government International Bond,
3.16%, 1/23/30	1,000	1,079,079

Paraguay—2.0%
Paraguay Government International Bond,
5.40%, 3/30/50	400	464,933

Peru—2.9%
Peru Government Bond (b),
6.15%, 8/12/32	2,100	680,062

Schedule of Investments

AllianzGI Emerging Markets SRI Debt Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)		Value^

Philippines—5.1%
Philippine Government International Bond,
3.70%, 2/2/42		$300	$344,311
3.95%, 1/20/40		725	843,577

			1,187,888

Romania—0.3%
Romanian Government International Bond,
6.125%, 1/22/44		50	65,754

Russian Federation—3.1%
Russian Federal Bond,
4.375%, 3/21/29	RUB	400	455,104
5.25%, 6/23/47		200	264,528

			719,632

Senegal—1.5%
Senegal Government International Bond,
6.25%, 5/23/33		350	357,352

Serbia—1.9%
Serbia International Bond,
1.50%, 6/26/29		€250	263,968
3.125%, 5/15/27 (a)(b)		150	176,680

			440,648

South Africa—2.5%
Republic of South Africa Government International Bond,
4.30%, 10/12/28		$450	419,205
5.75%, 9/30/49		200	174,156

			593,361

Ukraine—3.1%
Ukraine Government International Bond,
7.75%, 9/1/23 (a)(b)		200	209,744
7.75%, 9/1/27		500	520,474

			730,218

United Arab Emirates—5.9%
Abu Dhabi Government International Bond,
2.50%, 9/30/29		200	210,033
3.125%, 9/30/49 (a)(b)		900	937,238
3.875%, 4/16/50 (a)(b)		200	237,011

			1,384,282

Uruguay—8.9%
Uruguay Government International Bond,
3.875%, 7/2/40		12,420	297,627

	Principal Amount (000s)	Value^

4.375%, 10/27/27	$1,200	$1,372,545
4.375%, 1/23/31	350	409,672

		2,079,844

Vietnam—1.2%
Vietnam Government International Bond,
4.80%, 11/19/24	250	273,504

Total Sovereign Debt Obligations (cost—$21,377,107)		21,894,336

U.S. TREASURY OBLIGATIONS—0.9%

U.S. Treasury Notes,
2.00%, 2/15/25 (cost—$202,174)	200	215,953

CORPORATE BONDS & NOTES—0.9%

Paraguay—0.9%
Telefonica Celular del Paraguay S.A. (a)(b),
5.875%, 4/15/27 (cost—$211,475)	200	209,000

Repurchase Agreements—5.1%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $1,182,000; collateralized by U.S. Treasury Notes, 3.00%, due 10/31/25, valued at $1,205,720 including accrued interest (cost—$1,182,000)	1,182	1,182,000

Total Investments (cost—$22,972,756)—100.8%		23,501,289

Liabilities in excess of other assets (c)—(0.8)%		(176,896)

Net Assets—100.0%		$23,324,393

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $3,512,691, representing 15.1% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $4,846,286, representing 20.8% of net assets.

Schedule of Investments

AllianzGI Emerging Markets SRI Debt Fund

June 30, 2020 (unaudited) (continued)

(c)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2020:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
5-Year U.S. Treasury Note	3	9/30/20	$300	$377	$797

Short position contracts:
10-Year U.S. Treasury Note	(13)	9/21/20	$(1,300)	$(1,809)	$(3,625)
U.S. Long Bond	(1)	9/21/20	(100)	(179)	(492)

					$(4,117)

					$(3,320)

Forward foreign currency contracts outstanding at June 30, 2020:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value June 30, 2020	Unrealized Appreciation
Purchased:
1,880,000 Brazilian Real settling 9/9/20	JPMorgan Chase Bank N.A London	$348,122	$344,662	$3,460
550,250,000 Chilean Peso settling 9/9/20	State Street Bank London	675,982	670,566	5,416
406,701 Euro settling 9/16/20	JPMorgan Chase Bank N.A London	460,726	457,693	3,033
Sold:
1,061,878 Euro settling 9/16/20	State Street Bank London	1,201,367	1,195,014	6,353
1,605,000 New Israeli Sheqel settling 9/16/20	State Street Bank London	468,736	464,280	4,456
928,612 Russian Ruble settling 9/9/20	JPMorgan Chase Bank N.A London	13,334	12,947	387
2,450,000 Peruvian Sol settling 9/9/20	JPMorgan Chase Bank N.A London	710,411	690,904	19,507

				$42,612

(d)	At June 30, 2020, the Fund pledged $25,686 in cash as collateral for futures contracts.

Glossary:

€—Euro

RUB—Russian Ruble

Schedule of Investments

AllianzGI Emerging Markets SRI Debt Fund

June 30, 2020 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Sovereign Debt Obligations	93.9%
U.S. Treasury Obligations	0.9%
Telecommunications	0.9%
Repurchase Agreements	5.1%
Liabilities in excess of other assets	(0.8)%

100.0%

Schedule of Investments

AllianzGI Emerging Markets Value Fund (formerly AllianzGI NFJ Emerging Markets Value Fund)†

June 30, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—93.1%

Brazil—3.0%
B3 S.A.—Brasil Bolsa Balcao	116,700	$1,182,215
Cia de Locacao das Americas	94,700	294,822
GRUPO SBF S.A. (c)	93,700	563,602
Magazine Luiza S.A. (c)	26,200	345,200
Notre Dame Intermedica Participacoes S.A. (c)	35,100	438,968
StoneCo Ltd., Class A (c)	22,200	860,472

		3,685,279

China—40.8%
A-Living Services Co., Ltd., Class H (a)	55,250	280,790
Aier Eye Hospital Group Co., Ltd., Class A	111,950	689,132
Alibaba Group Holding Ltd. (c)	102,600	2,768,536
Alibaba Group Holding Ltd. ADR (c)	41,494	8,950,256
Anhui Conch Cement Co., Ltd., Class H	116,500	789,421
ANTA Sports Products Ltd.	53,000	471,545
Bank of Ningbo Co., Ltd., Class A	67,400	251,160
China Communications Services Corp., Ltd., Class H	778,000	487,561
China Construction Bank Corp., Class H	1,233,000	1,002,901
China Gas Holdings Ltd.	138,200	428,125
China Lesso Group Holdings Ltd.	327,000	429,214
China Merchants Bank Co., Ltd., Class A	244,844	1,172,187
China Merchants Bank Co., Ltd., Class H	778,600	3,608,142
CIFI Holdings Group Co., Ltd.	650,000	512,045
CSPC Pharmaceutical Group Ltd. (c)	288,000	545,439
East Money Information Co., Ltd., Class A	498,689	1,431,459
ENN Energy Holdings Ltd.	85,100	961,671
Foshan Haitian Flavouring & Food Co., Ltd., Class A	37,341	657,727
Gree Electric Appliances, Inc. of Zhuhai, Class A	58,300	468,239
Guangdong Investment Ltd.	308,000	531,266
Henan Shuanghui Investment & Development Co., Ltd., Class A	100,800	659,263
Kweichow Moutai Co., Ltd., Class A	3,000	623,002
Li Ning Co., Ltd.	195,000	624,476
Logan Property Holdings Co., Ltd.	357,000	637,821

	Shares	Value^

Longfor Group Holdings Ltd. (a)	240,000	$1,148,840
Luxshare Precision Industry Co., Ltd., Class A	126,030	921,456
Midea Group Co., Ltd., Class A	61,500	521,374
NetEase, Inc. ADR	1,500	644,070
New Oriental Education & Technology Group, Inc. ADR (c)	4,800	625,104
Ping An Insurance Group Co of China Ltd., Class A	79,900	808,668
Ping An Insurance Group Co. of China Ltd., Class H	134,500	1,340,829
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	148,000	330,461
Shenzhen Expressway Co., Ltd., Class H	342,000	347,528
Shenzhou International Group Holdings Ltd.	34,000	413,345
Sino Biopharmaceutical Ltd.	315,000	593,710
Tencent Holdings Ltd.	126,500	8,105,850
Tencent Holdings Ltd. ADR	13,400	857,600
Times China Holdings Ltd.	320,000	596,695
Wuliangye Yibin Co., Ltd., Class A	52,055	1,264,777
Yealink Network Technology Corp., Ltd., Class A	58,035	563,011
Yihai International Holding Ltd. (c)	63,000	649,218
Yonghui Superstores Co., Ltd., Class A	376,300	500,256
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	36,173	873,664

		50,087,834

France—0.9%
Kering S.A. ADR	10,200	559,470
LVMH Moet Hennessy Louis Vuitton SE	1,213	535,533

		1,095,003

Hong Kong—4.4%
AIA Group Ltd.	119,400	1,117,298
HKBN Ltd.	143,500	251,636
Hong Kong Exchanges & Clearing Ltd.	29,400	1,252,196
SITC International Holdings Co., Ltd.	535,000	572,846
SUNeVision Holdings Ltd.	678,000	533,830
Techtronic Industries Co., Ltd.	93,500	925,140
Times Neighborhood Holdings Ltd. (c)	556,307	760,623

		5,413,569

Hungary—0.3%
OTP Bank Nyrt (c)	8,570	301,281

Schedule of Investments

AllianzGI Emerging Markets Value Fund (formerly AllianzGI NFJ Emerging Markets Value Fund)†

June 30, 2020 (unaudited) (continued)

	Shares	Value^

India—7.5%
Aarti Industries Ltd.	45,088	$557,045
Atul Ltd.	10,229	618,023
Bajaj Finserv Ltd.	7,249	561,736
Coromandel International Ltd.	82,281	822,237
HDFC Bank Ltd.	73,444	1,032,294
Hindustan Unilever Ltd.	22,727	657,055
Indraprastha Gas Ltd. (c)	85,143	500,683
Infosys Ltd.	107,613	1,046,074
KEI Industries Ltd. (c)	122,187	565,401
Muthoot Finance Ltd. (c)	40,422	582,047
Reliance Industries Ltd.	80,504	1,831,178
Sonata Software Ltd.	119,639	377,465

		9,151,238

Indonesia—1.3%
Ace Hardware Indonesia Tbk PT (c)	4,367,000	462,456
Bank Central Asia Tbk PT	419,000	838,335
Bank Rakyat Indonesia Persero Tbk PT	1,476,800	315,213

		1,616,004

Korea (Republic of)—7.2%
Douzone Bizon Co., Ltd.	7,101	606,713
Hansol Chemical Co., Ltd.	6,880	733,969
Macquarie Korea Infrastructure Fund	70,835	673,521
NCSoft Corp.	1,194	888,248
Samsung Electronics Co., Ltd.	116,136	5,141,066
SK Hynix, Inc.	11,715	836,433

		8,879,950

Malaysia—0.7%
Serba Dinamik Holdings Bhd.	882,580	343,547
TIME dotCom Bhd.	217,400	552,740

		896,287

Mexico—1.1%
Grupo Financiero Banorte S.A.B de C.V., Class O (c)	115,735	401,418
Prologis Property Mexico S.A. de C.V. REIT	288,246	515,556
Wal-Mart de Mexico S.A.B de C.V.	200,600	481,328

		1,398,302

Netherlands—0.5%
Prosus NV (c)	6,934	644,573

Philippines—0.5%
SM Investments Corp. (c)	29,400	558,359

Poland—0.6%
Dino Polska S.A. (a)(c)	13,885	707,276

	Shares	Value^

Russian Federation—2.1%
Gazprom Neft PJSC	20,790	$475,885
Lukoil PJSC ADR	10,404	773,372
Novatek PJSC GDR	3,598	511,636
Novatek PJSC GDR	1,477	209,353
Sberbank of Russia PJSC ADR	47,058	533,638

		2,503,884

Saudi Arabia—1.2%
Abdullah Al Othaim Markets Co.	16,644	499,087
Al Rajhi Bank	31,496	476,233
Saudi Arabian Oil Co. (a)	59,366	515,343

		1,490,663

Singapore—1.7%
Keppel DC REIT	538,800	986,718
Mapletree Industrial Trust REIT	549,100	1,142,249

		2,128,967

South Africa—2.9%
AngloGold Ashanti Ltd.	32,956	969,638
Capitec Bank Holdings Ltd.	18,339	911,453
Clicks Group Ltd.	67,795	821,862
Naspers Ltd., Class N	4,710	865,605

		3,568,558

Taiwan—11.1%
Accton Technology Corp.	34,000	264,030
ASPEED Technology, Inc.	18,000	762,214
Chailease Holding Co., Ltd.	148,720	634,009
E.Sun Financial Holding Co., Ltd.	841,000	796,603
First Financial Holding Co., Ltd.	390,000	300,669
Getac Technology Corp.	279,000	411,934
Lotes Co., Ltd.	56,000	724,029
Micro-Star International Co., Ltd.	156,000	571,109
Parade Technologies Ltd.	19,000	636,841
Poya International Co., Ltd.	39,000	770,698
Realtek Semiconductor Corp.	80,000	815,402
Sinbon Electronics Co., Ltd.	128,000	651,072
Taiwan Semiconductor Manufacturing Co., Ltd.	186,178	1,988,290
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	18,669	1,059,839
Taiwan Union Technology Corp.	96,000	471,338
Tripod Technology Corp.	120,000	536,884
Uni-President Enterprises Corp.	254,000	615,393
Unimicron Technology Corp.	281,000	481,620
Voltronic Power Technology Corp.	18,000	518,672
Wiwynn Corp.	23,133	632,409

		13,643,055

Thailand—1.4%
AEON Thana Sinsap Thailand PCL	71,900	253,316

Schedule of Investments

AllianzGI Emerging Markets Value Fund (formerly AllianzGI NFJ Emerging Markets Value Fund)†

June 30, 2020 (unaudited) (continued)

	Shares	Value^

Home Product Center PCL	1,127,400	$566,304
Krungthai Card PCL	257,700	251,978
Thanachart Capital PCL NVDR	272,200	315,146
Tisco Financial Group PCL NVDR	136,100	307,172

		1,693,916

United States—3.9%
Broadcom, Inc.	3,579	1,129,568
Equinix, Inc. REIT	1,600	1,123,680
Lam Research Corp.	2,100	679,266
Roper Technologies, Inc.	1,400	543,564
Royal Gold, Inc.	10,657	1,324,878

		4,800,956

Total Common Stock (cost—$98,340,633)		114,264,954

PREFERRED STOCK—1.9%

Brazil—0.4%
Banco Bradesco S.A.	109,210	415,705

Korea (Republic of)—1.5%
LG Household & Health Care Ltd.	438	265,344
Samsung Electronics Co., Ltd.	40,935	1,594,593

		1,859,937

Total Preferred Stock (cost—$2,367,379)		2,275,642

	Principal Amount (000s)

Repurchase Agreements—3.9%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $4,834,000; collateralized by U.S. Treasury Notes, 2.875%, due 11/30/25, valued at $4,930,724 including accrued interest (cost—$4,834,000)	$4,834	4,834,000

Total Investments (cost—$105,542,012) (b)—98.9%		121,374,596

Other assets less liabilities—1.1%		1,364,501

Net Assets—100.0%		$122,739,097

Notes to Schedule of Investments:

†	Effective April 30, 2020, the AllianzGI NFJ Emerging Markets Value Fund changed its name to AllianzGI Emerging Markets Value Fund.
(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $2,652,249, representing 2.2% of net assets.

(b)	Securities with an aggregate value of $91,032,306, representing 74.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Emerging Markets Value Fund

June 30, 2020 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Internet & Direct Marketing Retail	10.8%
Banks	10.6%
Interactive Media & Services	7.3%
Technology Hardware, Storage & Peripherals	6.8%
Semiconductors & Semiconductor Equipment	6.4%
Capital Markets	3.7%
Oil, Gas & Consumable Fuels	3.5%
Insurance	3.1%
Electronic Equipment, Instruments & Components	3.1%
Equity Real Estate Investment Trusts (REITs)	3.1%
Food & Staples Retailing	2.5%
Real Estate Management & Development	2.4%
IT Services	2.3%
Chemicals	2.2%
Textiles, Apparel & Luxury Goods	2.1%
Food Products	2.1%
Metals & Mining	1.9%
Pharmaceuticals	1.6%
Gas Utilities	1.5%
Beverages	1.5%
Specialty Retail	1.3%
Entertainment	1.2%
Healthcare Providers & Services	0.9%
Multi-Line Retail	0.9%
Industrial Conglomerates	0.9%
Consumer Finance	0.9%
Electrical Equipment	0.9%
Commercial Services & Supplies	0.9%
Household Durables	0.8%
Machinery	0.8%
Communications Equipment	0.7%
Diversified Telecommunication Services	0.7%
Construction Materials	0.6%
Household Products	0.5%
Diversified Financial Services	0.5%
Diversified Consumer Services	0.5%
Software	0.5%
Marine	0.5%
Water Utilities	0.4%
Construction & Engineering	0.4%
Building Products	0.4%
Transportation Infrastructure	0.3%
Energy Equipment & Services	0.3%
Healthcare Equipment & Supplies	0.3%
Road & Rail	0.2%
Personal Products	0.2%
Repurchase Agreements	3.9%
Other assets less liabilities	1.1%

100.0%

Schedule of Investments

AllianzGI Floating Rate Note Fund

June 30, 2020 (unaudited)

	Principal Amount (000s)	Value^

CORPORATE BONDS & NOTES—78.4%

Aerospace & Defense—0.7%
L3Harris Technologies, Inc., 3 mo. LIBOR + 0.750% (c),
1.06%, 3/10/23	$100	$100,137

Apparel & Textiles—0.7%
Hanesbrands, Inc. (a)(b),
4.625%, 5/15/24	50	49,880
Ralph Lauren Corp.,
1.70%, 6/15/22	50	50,872

		100,752

Auto Manufacturers—3.6%
Daimler Finance North America LLC, 3 mo. LIBOR + 0.840% (a)(b)(c),
1.396%, 5/4/23	250	242,427
Ford Motor Credit Co. LLC, 3 mo. LIBOR + 0.930% (c),
1.227%, 9/24/20	50	49,601
General Motors Financial Co., Inc. (c),
3 mo. LIBOR + 1.310%, 1.618%, 6/30/22	50	48,867
3 mo. LIBOR + 0.990%, 2.363%, 1/5/23	50	48,289
Volkswagen International Finance NV, 3 mo. LIBOR + 1.550% (c),
1.288%, 11/16/24	€100	111,060

		500,244

Banks—32.8%
Banco Santander S.A, 3 mo. EURIBOR + 1.000% (c),
0.664%, 1/5/23	200	222,413
Bank of America Corp. (c),
3 mo. LIBOR + 0.760%, 1.073%, 9/15/26	$200	189,369
3 mo. LIBOR + 0.960%, 2.003%, 7/23/24	40	40,132
Barclays PLC,, 3 mo. LIBOR + 1.625% (c),
2.936%, 1/10/23	200	201,044
BPCE S.A., 3 mo. LIBOR + 1.240% (c),
1.558%, 9/12/23	250	251,331
Canadian Imperial Bank of Commerce, SOFR + 0.800% (c),
0.88%, 3/17/23	150	149,199
Citigroup, Inc., 3 mo. LIBOR + 1.250% (c),
1.55%, 7/1/26	250	249,056

	Principal Amount (000s)	Value^

Cooperatieve Rabobank UA, 3 mo. LIBOR + 0.860% (a)(b)(c),
1.144%, 9/26/23	$250	$250,036
Credit Suisse Group AG, 3 mo. LIBOR + 1.250% (c),
1.558%, 6/12/24	250	251,357
Goldman Sachs Group, Inc., 3 mo. LIBOR + 1.170% (c),
1.562%, 5/15/26	200	198,587
HSBC Holdings PLC, 3 mo. LIBOR + 1.380% (c),
1.698%, 9/12/26	250	246,976
ING Groep NV, 3 mo. LIBOR + 1.000% (c),
1.30%, 10/2/23	250	249,968
Intesa Sanpaolo SpA,
6.625%, 9/13/23	€100	127,919
JPMorgan Chase & Co. (c),
3 mo. LIBOR + 0.890%, 1.933%, 7/23/24	$40	40,099
3 mo. LIBOR + 1.230%, 2.25%, 10/24/23	200	202,310
Mizuho Financial Group, Inc., 3 mo. LIBOR + 0.630% (c),
0.99%, 5/25/24	200	195,932
Morgan Stanley, 3 mo. LIBOR + 1.400% (c),
2.42%, 10/24/23	200	202,204
Nordea Bank Abp, 3 mo. LIBOR + 0.940% (a)(b)(c),
1.303%, 8/30/23	200	198,195
QNB Finance Ltd., 3 mo. LIBOR + 1.300% (c),
1.618%, 3/12/24	200	198,134
Royal Bank of Scotland Group PLC, 3 mo. LIBOR + 1.470% (c),
1.862%, 5/15/23	200	200,266
Santander UK Group Holdings PLC, 3 mo. EURIBOR + 0.850% (c),
0.448%, 3/27/24	€100	110,145
Standard Chartered PLC, 3 mo. LIBOR + 1.200% (a)(b)(c),
1.51%, 9/10/22	$200	200,440
Truist Bank, SOFR + 0.730% (c),
0.811%, 3/9/23	250	249,050
Wells Fargo & Co., 3 mo. LIBOR + 1.230% (c),
1.99%, 10/31/23	200	201,590

		4,625,752

Schedule of Investments

AllianzGI Floating Rate Note Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Chemicals—2.3%
CNAC HK Finbridge Co., Ltd.,
4.875%, 3/14/25	$200	$222,250
DuPont de Nemours, Inc., 3 mo. LIBOR + 1.110% (c),
1.502%, 11/15/23	100	100,122

		322,372

Commercial Services—1.1%
IHS Markit Ltd. (a)(b),
5.00%, 11/1/22	100	107,500
PayPal Holdings, Inc.,
1.65%, 6/1/25	50	51,805

		159,305

Computers—0.6%
Seagate HDD Cayman,
4.875%, 3/1/24	82	87,948

Containers & Packaging—1.9%
Ball Corp.,
4.00%, 11/15/23	50	51,905
Crown European Holdings S.A,
4.00%, 7/15/22	€100	116,613
Reynolds Group Issuer, Inc. (a)(b),
3 mo. LIBOR + 3.500%, 4.719%, 7/15/21 (c)	$50	49,766
5.125%, 7/15/23	50	50,660

		268,944

Diversified Financial Services—3.5%
AerCap Ireland Capital DAC,
4.50%, 9/15/23	150	150,221
Capital One Financial Corp., 3 mo. LIBOR + 0.720% (c),
1.48%, 1/30/23	100	98,362
ICBCIL Finance Co., Ltd., 3 mo. LIBOR + 1.050% (c),
1.427%, 11/20/24	200	195,147
Navient Corp.,
5.50%, 1/25/23	50	48,094

		491,824

Electric Utilities—0.7%
Edison International,
4.95%, 4/15/25	50	55,049
NextEra Energy Operating Partners L.P. (a)(b),
4.25%, 9/15/24	50	50,130

		105,179

Energy-Alternate Sources—0.4%
TerraForm Power Operating LLC (a)(b),
4.25%, 1/31/23	50	50,406

	Principal Amount (000s)	Value^

Equity Real Estate Investment Trusts (REITs)—2.5%
CyrusOne L.P.,
2.90%, 11/15/24	$100	$105,145
Digital Stout Holding LLC,
4.75%, 10/13/23	£100	137,306
Equinix, Inc.,
2.625%, 11/18/24	$100	106,587

		349,038

Food & Beverage—0.8%
Albertsons Cos., Inc.,
6.625%, 6/15/24	50	51,300
Tesco PLC,
6.125%, 2/24/22	£50	67,011

		118,311

Healthcare-Products—0.8%
DH Europe Finance Sarl, 3 mo. EURIBOR + 0.300% (c),
zero coupon, 6/30/22	€100	111,503

Healthcare-Services—0.7%
Centene Corp.,
4.75%, 5/15/22	$50	50,690
Universal Health Services, Inc. (a)(b),
4.75%, 8/1/22	50	50,095

		100,785

Insurance—3.4%
Allstate Corp., 3 mo. LIBOR + 0.630% (c),
0.936%, 3/29/23	200	200,156
Phoenix Group Holdings PLC,,
6.625%, 12/18/25	£100	143,253
Society of Lloyd’s,
4.75%, 10/30/24	100	130,227

		473,636

Internet—1.4%
Tencent Holdings Ltd., 3 mo. LIBOR + 0.910% (c),
2.221%, 4/11/24	200	197,393

Investment Companies—1.4%
Huarong Finance 2017 Co., Ltd., 3 mo. LIBOR + 1.325% (c),
2.762%, 7/3/23	$200	191,526

Machinery-Construction & Mining—0.4%
Caterpillar Financial Services Corp., 3 mo. LIBOR + 0.735% (c),
1.127%, 5/13/22	50	50,422

Schedule of Investments

AllianzGI Floating Rate Note Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Machinery-Diversified—2.1%
John Deere Capital Corp., 3 mo. LIBOR + 0.490% (c),
0.803%, 6/13/22	$200	$200,768
Otis Worldwide Corp., 3 mo. LIBOR + 0.450% (a)(b)(c),
2.088%, 4/5/23	100	99,683

		300,451

Media—0.7%
Charter Communications Operating LLC, 3 mo. LIBOR + 1.650% (c),
2.337%, 2/1/24	100	100,494

Miscellaneous Manufacturing—0.6%
General Electric Co, 3 mo. LIBOR + 0.380% (c),
0.921%, 5/5/26	100	87,874

Oil, Gas & Consumable Fuels—1.1%
Occidental Petroleum Corp., 3 mo. LIBOR + 1.250% (c),
1.684%, 8/13/21	50	47,784
Petrobras Global Finance BV,
6.25%, 3/17/24	50	53,438
Sunoco L.P.,
4.875%, 1/15/23	50	49,432

		150,654

Pharmaceuticals—4.3%
AbbVie, Inc., 3 mo. LIBOR + 0.350% (a)(b)(c),
0.724%, 5/21/21	100	100,010
Bayer U.S. Finance II LLC, 3 mo. LIBOR + 1.010% (a)(b)(c),
1.323%, 12/15/23	200	199,837
Becton Dickinson and Co., 3 mo. LIBOR + 1.030% (c),
1.348%, 6/6/22	100	100,256
Cigna Corp., 3 mo. LIBOR + 0.890% (c),
2.109%, 7/15/23	100	100,475
Upjohn, Inc. (a)(b),
1.65%, 6/22/25	100	102,065

		602,643

Pipelines—2.6%
Energy Transfer Operating L.P.,
4.25%, 3/15/23	100	105,684
Kinder Morgan, Inc., 3 mo. LIBOR + 1.280% (c),
2.499%, 1/15/23	100	100,062

	Principal Amount (000s)	Value^

MPLX L.P.,
4.875%, 12/1/24	$100	$111,182
NGPL PipeCo LLC (a)(b),
4.375%, 8/15/22	50	51,490

		368,418

Retail—1.5%
1011778 BC ULC (a)(b),
4.25%, 5/15/24	50	50,139
Dollar Tree, Inc.,
3.70%, 5/15/23	100	107,064
McDonald’s Corp., 3 mo. LIBOR + 0.430% (c),
1.317%, 10/28/21	50	50,123

		207,326

Semiconductors—1.1%
Broadcom Corp.,
3.625%, 1/15/24	50	53,803
NXP B.V (a)(b),
2.70%, 5/1/25	100	105,166

		158,969

Telecommunications—4.4%
AT&T, Inc. (c),
3 mo. EURIBOR + 0.850%, 0.52%, 9/5/23	€100	111,218
3 mo. LIBOR + 1.180%, 1.498%, 6/12/24	$100	100,295
T-Mobile USA, Inc. (a)(b),
3.50%, 4/15/25	100	109,190
Verizon Communications, Inc., 3 mo. LIBOR + 1.100% (c),
1.492%, 5/15/25	200	202,781
Vodafone Group PLC, 3 mo. LIBOR + 0.990% (c),
2.166%, 1/16/24	100	99,881

		623,365

Transportation—0.3%
Aviation Capital Group LLC, 3 mo. LIBOR + 0.670% (a)(b)(c),
1.43%, 7/30/21	50	47,500

Total Corporate Bonds & Notes (cost—$11,112,849)		11,053,171

MORTGAGE-BACKED SECURITIES (c)—14.7%
280 Park Avenue Mortgage Trust, 1 mo. LIBOR + 0.880%, Series 2017-280P, Class A (b),
1.065%, 9/15/34	200	198,928

Schedule of Investments

AllianzGI Floating Rate Note Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

BHMS, 1 mo. LIBOR + 1.250%, Series 2018-ATLS, Class A (a)(b),
1.435%, 7/15/35	$100	$95,190
BX Commercial Mortgage Trust (a)(b),
1 mo. LIBOR + 0.671%, 0.856%, 3/15/37, Series 2018-BIOA, Class A	150	148,191
1 mo. LIBOR + 0.750%, 0.935%, 11/15/35, Series 2018-IND, Class A	107	106,120
1 mo. LIBOR + 0.900%, 1.085%, 11/15/35, Series 2018-IND, Class B	70	69,272
BX Commercial Mortgage Trust 2019-XL, 1 mo. LIBOR + 0.920% (a)(b),
1.105%, 10/15/36	239	238,058
BX Trust, 1 mo. LIBOR + 0.800%, Series 2018-BILT, Class A (a)(b),
0.985%, 5/15/30	100	94,874
CGDBB Commercial Mortgage Trust, 1 mo. LIBOR + 0.790%, Series 2017-BIOC, Class A (b),
0.975%, 7/15/32	91	90,789
Credit Suisse Mortgage Capital Certificates 2019-ICE4, 1 mo. LIBOR+ 0.980% (a)(b),
1.165%, 5/15/36	250	248,261
CWSF, 1 mo. LIBOR + 1.000%, Series 2018-TOP, Class A (a)(b),
1.185%, 8/15/35	61	58,797
DBCG Mortgage Trust, 1 mo. LIBOR + 0.700%, Series 2017-BBG, Class A (a)(b),
0.885%, 6/15/34	200	195,765
DBGS 2018-BIOD Mortgage Trust, 1 mo. LIBOR+ 0.803% (a)(b),
0.988%, 5/15/35	186	182,051
Dutch Property Finance BV, 3 mo. EURIBOR + 0.680%, Series 2017-1, Class A,
0.519%, 1/28/48	€122	136,022
Morgan Stanley Capital I Trust 2017-CLS, 1 mo. LIBOR+ 0.700% (b),
0.885%, 11/15/34	$150	149,215

	Principal Amount (000s)	Value^

Motel 6 Trust, 1 mo. LIBOR + 0.920%, Series 2017-MTL6, Class A (a)(b),
1.105%, 8/15/34	$60	$59,173

Total Mortgage-Backed Securities (cost—$2,108,572)		2,070,706

ASSET-BACKED SECURITIES—5.6%

Danske Bank A/S (converts to FRN on 8/24/24) (c),
0.50%, 8/27/25	€100	110,162
DB Master Finance LLC, Series 2019-1A Class A2I (a)(b),
3.787%, 5/20/49	$99	103,037
Domino’s Pizza Master Issuer LLC, 3 mo. LIBOR + 1.250%, Series 2017-1A Class A2I (a)(b)(c),
2.241%, 7/25/47	98	97,122
Invitation Homes Trust (a)(b)(c),
1 mo. LIBOR + 0.850%, 1.044%, 12/17/36, Series 2017-SFR2, Class A	91	90,344
1 mo. LIBOR + 0.900%, 1.085%, 6/17/37, Series 2018-SFR2, Class A	88	87,237
Taco Bell Funding LLC, Series 2018-1A Class A2I (a)(b),
4.318%, 11/25/48	99	100,719
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2 (b),
4.072%, 2/16/43	195	201,246

Total Asset-Backed Securities (cost—$784,420)		789,867

Repurchase Agreements—0.9%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $124,000; collateralized by U.S. Treasury Notes, 2.875%, due 11/30/25, valued at $126,525 including accrued interest (cost—$124,000)	124	124,000

Total Investments (cost—$14,129,841)—99.6%		14,037,744

Other assets less liabilities (d)—0.4%		61,437

Net Assets—100.0%		$14,099,181

Schedule of Investments

AllianzGI Floating Rate Note Fund

June 30, 2020 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $4,138,826, representing 29.4% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $4,779,004, representing 33.9% of net assets.
(c)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2020.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2020:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	3	9/30/20		$600	$662	$94

Short position contracts:
5-Year U.S. Treasury Note	(15)	9/30/20		$(1,500)	$(1,886)	$(4,164)
Euro-Bobl	(1)	9/8/20	EUR	(100)	(152)	(573)
Euro-Schatz	(5)	9/8/20		(500)	(630)	(247)

						$(4,984)

						$(4,890)

Forward foreign currency contracts outstanding at June 30, 2020:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value June 30, 2020	Unrealized Appreciation
Sold:
936,983 Euro settling 9/16/20	Citibank N.A.	$1,068,331	$1,054,461	$13,870
394,859 British Pound settling 9/16/20	Citibank N.A.	501,171	489,486	11,685

				$25,555

(e)	At June 30, 2020, the Fund pledged $17,157 in cash as collateral for futures contracts.

Glossary:

£—British Pound

FRN—Floating Rate Note

EURIBOR—Euro Inter-Bank Offered Rate

€/EUR—Euro

LIBOR—London Inter-Bank Offered Rate

REIT—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

Schedule of Investments

AllianzGI Global Allocation Fund

June 30, 2020 (unaudited)

	Shares	Value^

MUTUAL FUNDS (d)—76.7%

AllianzGI Best Styles Global Managed Volatility	1,892,561	$27,877,427
AllianzGI Emerging Markets SRI Debt (e)	1,184,649	15,933,526
AllianzGI Global Sustainability (e)	6,144,891	122,897,811
AllianzGI Green Bond (e)	1,609,077	26,598,039
AllianzGI PerformanceFee Managed Futures Strategy (g)	3,362,454	27,000,506

Total Mutual Funds (cost—$218,801,832)		220,307,309

	Principal Amount (000s)

CORPORATE BONDS & NOTES—16.8%

Aerospace & Defense—1.1%
Boeing Co.,
5.705%, 5/1/40	$238	270,024
L3Harris Technologies, Inc.,
3.95%, 5/28/24	335	367,438
4.40%, 6/15/28	605	717,495
Lockheed Martin Corp.,
1.85%, 6/15/30	59	60,569
2.80%, 6/15/50	39	41,214
Northrop Grumman Corp.,
3.20%, 2/1/27	600	665,546
3.25%, 1/15/28	325	363,684
Northrop Grumman Systems Corp.,
7.875%, 3/1/26	210	282,524
Raytheon Technologies Corp., Series 2018-A, Class A,
6.125%, 7/15/38	270	392,879

		3,161,373

Banks—2.6%
Australia & New Zealand Banking Group Ltd., (converts to FRN on 7/22/25) (a)(b)(f),
2.95%, 7/22/30	493	502,965

	Principal Amount (000s)	Value^

Bank of America Corp., 3 mo. LIBOR + 1.180% (f),
2.289%, 10/21/22	$500	$507,104
Bank of Nova Scotia, (converts to FRN on 6/4/25) (c)(f),
4.90%, 6/4/25	110	110,000
Citigroup, Inc. (f),
2.976%, 11/5/30 (converts to FRN on 11/5/29)	435	462,961
3.887%, 1/10/28 (converts to FRN on 1/10/27)	705	794,503
4.70%, 12/31/99 (converts to FRN on 1/30/25) (c)	152	135,517
Comerica, Inc.,
3.70%, 7/31/23	655	705,780
5.625%, 7/1/25 (converts to FRN on 10/1/25) (c)(f)	255	259,252
Credit Suisse Group AG, (converts to FRN on 8/21/26) (a)(b)(c)(f),
6.375%, 12/31/99	235	238,839
First Horizon National Corp.,
4.00%, 5/26/25	342	358,065
Huntington Capital Trust I, 3 mo. LIBOR + 0.700% (f),
1.46%, 2/1/27	255	222,870
Lloyds Banking Group PLC, (converts to FRN on 9/27/25) (c)(f),
7.50%, 12/31/99	130	134,959
Popular, Inc.,
6.125%, 9/14/23	645	653,801
State Street Corp. (f),
3 mo. LIBOR + 1.000%, 1.313%, 6/15/47	375	302,880
2.354%, 11/1/25 (converts to FRN on 11/1/24)	1,000	1,059,758
3.152%, 3/30/31 (converts to FRN on 3/30/30) (a)(b)	65	73,336
Truist Financial Corp., Ser. Q, (converts to FRN on 9/1/30) (c)(f),
5.10%, 3/1/30	170	174,900
Wells Fargo & Co.,
5.95%, 12/1/86	170	204,471
Westpac Banking Corp., (converts to FRN on 2/4/25) (f),
2.894%, 2/4/30	620	631,056

		7,533,017

Beverages—0.1%
Anheuser-Busch Cos. LLC,
4.90%, 2/1/46	115	141,096

Schedule of Investments

AllianzGI Global Allocation Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Coca-Cola Co.,
2.75%, 6/1/60	$100	$100,938

		242,034

Chemicals—0.1%
Air Products and Chemicals, Inc.,
1.50%, 10/15/25	255	263,718
2.80%, 5/15/50	156	166,202

		429,920

Commercial Services—0.2%
Massachusetts Institute of Technology,
5.60%, 7/1/11	120	212,154
President & Fellows of Harvard College,
4.875%, 10/15/40	255	357,967

		570,121

Computers—0.1%
Leidos, Inc.,
3.625%, 5/15/25 (a)(b)	78	85,071
4.375%, 5/15/30 (a)(b)	78	87,835
7.125%, 7/1/32	38	47,421

		220,327

Diversified Financial Services—1.3%
American Express Co.,
2.20%, 10/30/20	600	602,439
2.50%, 7/30/24	530	562,238
8.15%, 3/19/38	105	166,950
Discover Financial Services,
4.10%, 2/9/27	355	386,390
5.50%, 10/30/27, Ser. C (converts to FRN on 10/30/27) (c)(f)	270	243,492
GE Capital Funding LLC (a)(b),
3.45%, 5/15/25	195	204,506
GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/20	80	80,515
Nuveen Finance LLC (a)(b),
4.125%, 11/1/24	490	549,686
Synchrony Financial,
3.70%, 8/4/26	270	278,955
4.50%, 7/23/25	179	190,400
Visa, Inc.,
1.90%, 4/15/27	335	350,845

		3,616,416

Electric Utilities—3.5%
Alabama Power Co.,
4.10%, 1/15/42	455	523,747
Arizona Public service Co.,
5.50%, 9/1/35	90	118,853

	Principal Amount (000s)	Value^

Berkshire Hathaway Energy Co. (a)(b),
4.05%, 4/15/25	$112	$127,762
CMS Energy Corp., (converts to FRN on 6/1/30) (f),
4.75%, 6/1/50	100	102,125
Commonwealth Edison Co.,
5.90%, 3/15/36	155	220,672
Consolidated Edison Co. of New York, Inc., Ser. 06-E,
5.70%, 12/1/36	40	53,465
Consumers Energy Co.,
2.85%, 5/15/22	610	633,478
DTE Electric Co.,
5.70%, 10/1/37	240	326,778
6.625%, 6/1/36, Ser. A	40	57,991
DTE Energy Co.,
2.95%, 3/1/30	480	502,070
Duke Energy Florida LLC,
2.50%, 12/1/29	273	295,729
Duke Energy Indiana LLC,
3.75%, 5/15/46	45	52,586
Duke Energy Ohio, Inc.,
2.125%, 6/1/30	117	121,426
Edison International,
2.95%, 3/15/23	315	322,302
4.95%, 4/15/25	201	221,296
Eversource Energy, Ser. K,
2.75%, 3/15/22	465	482,136
Georgia Power Co.,
2.65%, 9/15/29	440	464,249
Jersey Central Power & Light Co.,
6.15%, 6/1/37	185	239,036
Narragansett Electric Co. (a)(b),
3.395%, 4/9/30	160	180,356
NextEra Energy Capital Holdings, Inc.,
2.403%, 9/1/21	200	204,609
Niagara Mohawk Power Corp. (a)(b),
1.96%, 6/27/30	340	339,320
Oncor Electric Delivery Co LLC,
2.95%, 4/1/25	192	209,094
Pennsylvania Electric Co. (a)(b),
3.60%, 6/1/29	110	123,989
4.15%, 4/15/25	74	82,390
PPL Electric Utilities Corp.,
5.20%, 7/15/41	360	461,883
Public Service Co of Colorado,
2.25%, 9/15/22	610	625,711
4.75%, 8/15/41	319	403,851
San Diego Gas & Electric Co., Ser. NNN,
3.60%, 9/1/23	560	604,373

Schedule of Investments

AllianzGI Global Allocation Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Sempra Energy,
3.55%, 6/15/24	$560	$602,719
4.875%, 10/15/25 (converts to FRN on 10/15/25) (c)(f)	235	236,469
Southern California Edison Co.,
3.70%, 8/1/25, Ser. E	200	221,173
3.90%, 12/1/41	95	101,446
Virginia Electric & Power Co.,
2.75%, 3/15/23, Ser. C	460	481,373
3.80%, 4/1/28, Ser. A	195	226,948

		9,971,405

Equity Real Estate Investment Trusts (REITs)—0.6%
American Tower Corp.,
1.30%, 9/15/25	182	182,811
2.25%, 1/15/22	1,000	1,024,589
3.375%, 5/15/24	277	301,157
Crown Castle International Corp.,
2.25%, 1/15/31	270	272,866

		1,781,423

Food & Beverage—0.3%
Anheuser-Busch InBev Finance, Inc.,
3.65%, 2/1/26	650	727,084

Healthcare-Services—0.1%
UnitedHealth Group, Inc.,
2.00%, 5/15/30	195	204,418

Insurance—0.9%
Alleghany Corp.,
3.625%, 5/15/30	115	122,655
American International Group, Inc.,
2.50%, 6/30/25	195	206,435
Berkshire Hathaway Finance Corp.,
4.25%, 1/15/49	140	177,943
Five Corners Funding Trust II (a)(b),
2.85%, 5/15/30	265	273,724
Harborwalk Funding Trust, (converts to FRN on 2/15/49) (a)(b)(f),
5.077%, 2/15/69	235	288,053
Lincoln National Corp., 3 mo. LIBOR + 2.358% (f),
2.743%, 5/17/66	405	275,521
Loews Corp.,
3.20%, 5/15/30	98	105,969
MetLife, Inc. (a)(b),
9.25%, 4/8/38	145	201,920

	Principal Amount (000s)	Value^

Metropolitan Life Insurance Co. (a)(b),
7.80%, 11/1/25	$250	$323,579
New York Life Insurance Co. (a)(b),
4.45%, 5/15/69	300	367,375
Pacific Life Global Funding II (a)(b),
1.20%, 6/24/25	170	170,611
Principal Life Global Funding II (a)(b),
1.25%, 6/23/25	172	172,539

		2,686,324

Internet—0.0%
Amazon.com, Inc.,
2.70%, 6/3/60	111	113,878

Media—1.2%
Charter Communications Operating LLC,
4.908%, 7/23/25	670	768,255
Comcast Corp.,
3.375%, 2/15/25	480	531,774
3.75%, 4/1/40	148	174,106
Time Warner Cable LLC,
4.50%, 9/15/42	85	91,410
6.55%, 5/1/37	90	117,868
Time Warner Entertainment Co., L.P.,
8.375%, 7/15/33	280	420,181
ViacomCBS, Inc.,
3.45%, 10/4/26	200	214,093
4.20%, 5/19/32	102	114,116
5.25%, 4/1/44	225	252,163
6.25%, 2/28/57 (converts to FRN on 2/28/27) (f)	303	311,417
Walt Disney Co.,
1.75%, 1/13/26	195	200,549
3.60%, 1/13/51	129	143,962

		3,339,894

Miscellaneous Manufacturing—0.2%
3M Co.,
3.125%, 9/19/46	195	210,640
General Electric Co.,
5.55%, 1/5/26	125	146,108
6.75%, 3/15/32	110	134,303

		491,051

Oil, Gas & Consumable Fuels—0.8%
Boston Gas Co. (a)(b),
3.15%, 8/1/27	820	901,707

Schedule of Investments

AllianzGI Global Allocation Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

BP Capital Markets PLC, (converts to FRN on 6/22/30) (c)(f),
4.875%, 3/22/30	$217	$224,595
Hess Corp.,
4.30%, 4/1/27	330	341,268
7.125%, 3/15/33	125	146,409
Marathon Petroleum Corp.,
5.85%, 12/15/45	140	150,626
NiSource, Inc.,
6.25%, 12/15/40	350	497,570

		2,262,175

Pharmaceuticals—0.9%
AbbVie, Inc. (a)(b),
2.60%, 11/21/24	292	309,891
3.85%, 6/15/24	295	324,109
4.05%, 11/21/39	265	310,114
Cigna Corp.,
4.125%, 11/15/25	230	263,944
4.80%, 8/15/38	130	165,762
CVS Health Corp.,
4.10%, 3/25/25	230	259,907
4.875%, 7/20/35	145	183,641
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	240	266,514
Takeda Pharmaceutical Co., Ltd.,
2.05%, 3/31/30	171	171,448
3.175%, 7/9/50	200	201,073

		2,456,403

Pipelines—1.0%
Columbia Pipeline Group, Inc.,
4.50%, 6/1/25	685	776,373
5.80%, 6/1/45	110	134,330
El Paso Natural Gas Co. LLC,
8.375%, 6/15/32	205	277,242
Energy Transfer Operating L.P.,
6.50%, 2/1/42	330	361,049
7.125%, 5/15/30 (converts to FRN on 5/15/30) (c)(f)	505	437,936
Kinder Morgan Energy Partners L.P.,
7.50%, 11/15/40	75	102,564
Plains All American Pipeline L.P.,
4.65%, 10/15/25	440	470,133
6.125%, 11/15/22, Ser. B (converts to FRN on 11/15/22) (c)(f)	285	210,900
6.65%, 1/15/37	115	122,904

	Principal Amount (000s)	Value^

Transcontinental Gas Pipe Line Co. LLC (a)(b),
3.25%, 5/15/30	$117	$125,413

		3,018,844

Retail—0.0%
Lowe’s Cos., Inc.,
4.65%, 4/15/42	90	112,522

Semiconductors—0.4%
Broadcom Corp.,
3.875%, 1/15/27	335	362,818
Broadcom, Inc. (a)(b),
4.15%, 11/15/30	195	212,704
4.70%, 4/15/25	285	321,281
Intel Corp.,
3.10%, 2/15/60	265	292,334

		1,189,137

Software—0.2%
Fiserv, Inc.,
4.40%, 7/1/49	195	237,650
Microsoft Corp.,
3.50%, 11/15/42	360	430,320

		667,970

Telecommunications—0.9%
AT&T, Inc.,
3.80%, 3/15/22	800	844,849
4.85%, 3/1/39	400	487,257
5.25%, 3/1/37	180	224,210
T-Mobile USA, Inc. (a)(b),
2.05%, 2/15/28	242	242,147
3.50%, 4/15/25	300	327,569
Verizon Communications, Inc.,
5.25%, 3/16/37	315	429,350

		2,555,382

Transportation—0.3%
CSX Corp.,
4.75%, 5/30/42	145	185,192
Kansas City Southern,
3.50%, 5/1/50	95	104,351
4.20%, 11/15/69	175	197,257
Union Pacific Corp.,
3.75%, 2/5/70	102	113,403
United Parcel Service, Inc.,
3.40%, 9/1/49	162	178,997

		779,200

Total Corporate Bonds & Notes (cost—$46,616,687)		48,130,318

Schedule of Investments

AllianzGI Global Allocation Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

U.S. TREASURY OBLIGATIONS—0.3%

U.S. Treasury Bonds,
2.00%, 2/15/50	$513	$587,545
U.S. Treasury Notes,
0.25%, 6/30/25	194	193,636
0.625%, 5/15/30	177	176,572

Total U.S. Treasury Obligations (cost—$943,199)		957,753

	Shares

PREFERRED STOCK (c)—0.2%

Banks—0.2%
Bank of America Corp.
6.00%, 5/16/23	5,079	138,403
PNC Financial Services Group, Inc.
5.375%, 9/1/20	6,910	174,201
Wells Fargo & Co.
4.75%, 3/15/25	12,475	303,837

Total Preferred Stock (cost—$618,576)		616,441

	Principal Amount (000s)

Repurchase Agreements—1.5%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $4,379,000; collateralized by U.S. Treasury Notes, 3.00%, due 10/31/25, valued at $4,466,599 including accrued interest (cost—$4,379,000)	$4,379	4,379,000

Total Investments (cost—$271,359,294)—95.5%		274,390,821

Other assets less liabilities (h)—4.5%		12,904,797

Net Assets—100.0%		$287,295,618

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $7,468,791, representing 2.6% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $7,468,791, representing 2.6% of net assets.

(c)	Perpetual maturity. The date shown, if any, is the next call date.
(d)	Affiliated fund.
(e)	Institutional Class share.
(f)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2020.
(g)	Class R6 share.

Schedule of Investments

AllianzGI Global Allocation Fund

June 30, 2020 (unaudited) (continued)

(h)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2020:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	77	9/30/20	$15,400	$17,004	$1,689
10-Year U.S. Treasury Note	183	9/21/20	18,300	25,469	68,246
Canadian Dollar	36	9/15/20	3,600	2,650	(902)
E-mini S&P 500 Index	103	9/18/20	5	15,915	342,882
Japanese Yen	14	9/14/20	18	1,622	(20,892)
MSCI EAFE Index	60	9/18/20	3	5,335	37,437
MSCI Emerging Markets	59	9/18/20	3	2,908	40,715
U.S. Ultra Treasury Bond	13	9/21/20	1,300	2,836	41,476

					$510,651

Short position contracts:
5-Year U.S. Treasury Note	(20)	9/30/20	$(2,000)	$(2,515)	$(7,819)
10-Year Ultra U.S. Treasury	(4)	9/21/20	(400)	(630)	(2,374)
British Pound	(35)	9/14/20	(2,188)	(2,712)	50,495
Euro Currency	(25)	9/14/20	(3,125)	(3,516)	44,005

					$84,307

					$594,958

(i)	At June 30, 2020, the Fund pledged $12,542,153 in cash as collateral for futures contracts.

Glossary:

EAFE—Europe, Australasia and Far East

FRN—Floating Rate Note

LIBOR—London Inter-Bank Offered Rate

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—30.6%

Argentina—0.0%
MercadoLibre, Inc. (k)	38	$37,459

Australia—0.5%
Atlassian Corp. PLC, Class A (k)	242	43,625
Austal Ltd.	11,178	25,196
BHP Group Ltd.	2,163	53,854
Brambles Ltd.	3,636	27,570
Brickworks Ltd.	2,709	29,815
Coles Group Ltd.	2,630	31,264
CSL Ltd.	323	64,241
Fortescue Metals Group Ltd.	3,264	31,732
National Australia Bank Ltd.	3,793	48,066
Newcrest Mining Ltd.	265	5,876
Rio Tinto Ltd.	410	28,074
Sandfire Resources NL	5,293	18,783
Saracen Mineral Holdings Ltd. (k)	10,262	39,084
Silver Lake Resources Ltd. (k)	10,754	16,109
Stockland REIT	800	1,855
Telstra Corp. Ltd.	8,546	18,550
Vicinity Centres REIT	1,738	1,742
Woolworths Group Ltd.	2,378	61,297

		546,733

Austria—0.1%
ams AG (k)	1,193	17,786
BAWAG Group AG (b)(k)	365	12,630
Erste Group Bank AG (k)	870	20,547
Flughafen Wien AG	185	5,260
OMV AG (k)	453	15,286
Raiffeisen Bank International AG (k)	734	13,119
Telekom Austria AG (k)	987	6,820

		91,448

Belgium—0.1%
Aedifica S.A. REIT	215	23,545
Ageas S.A.	690	24,454
Cofinimmo S.A. REIT	102	14,066
Elia Group S.A.	340	36,989
Proximus SADP	1,263	25,736
UCB S.A.	285	33,073

		157,863

Bermuda—0.0%
Arch Capital Group Ltd. (k)	1,136	32,546

Brazil—0.1%
Banco do Brasil S.A.	2,500	14,780
BB Seguridade Participacoes S.A.	1,900	9,528
Cia Brasileira de Distribuicao	700	9,137
EDP - Energias do Brasil S.A.	2,200	7,047
JBS S.A.	4,300	16,724
Vale S.A. (k)	3,345	34,396
WEG S.A.	1,800	16,752

		108,364

	Shares	Value^

Canada—0.8%
B2Gold Corp.	5,679	$32,294
Barrick Gold Corp.	1,186	31,913
Baytex Energy Corp. (k)	1,346	684
Bonavista Energy Corp. (k)	3,032	112
Canadian Tire Corp., Ltd., Class A	331	28,682
Cascades, Inc.	1,630	17,758
Centerra Gold, Inc.	1,967	21,951
Cogeco Communications, Inc.	695	50,072
Crescent Point Energy Corp.	346	564
Emera, Inc.	783	30,810
Empire Co., Ltd., Class A	793	18,990
Exchange Income Corp.	529	10,423
Fairfax Financial Holdings Ltd.	82	25,334
Fortis, Inc.	988	37,574
Franco-Nevada Corp.	577	80,604
Genworth MI Canada, Inc.	326	7,975
George Weston Ltd.	677	49,593
Husky Energy, Inc.	1,004	3,298
IA Financial Corp., Inc.	428	14,332
InterRent Real Estate Investment Trust REIT	1,332	14,060
Keyera Corp.	1,564	23,812
Killam Apartment Real Estate Investment Trust REIT	785	10,131
Loblaw Cos., Ltd.	562	27,367
Lundin Mining Corp.	10,708	57,421
Magellan Aerospace Corp.	541	2,877
Magna International, Inc.	1,419	63,194
Manulife Financial Corp.	3,960	53,875
Mullen Group Ltd.	3,379	18,095
Open Text Corp.	698	29,640
Power Corp. of Canada	2,816	49,533
Restaurant Brands International, Inc.	457	24,873
Sun Life Financial, Inc.	945	34,727
TC Energy Corp.	995	42,509

		915,077

Chile—0.0%
Empresa Nacional de Telecomunicaciones S.A.	2,402	15,499
Engie Energia Chile S.A.	8,600	11,506

		27,005

China—1.2%
Alibaba Group Holding Ltd. ADR (k)	986	212,680
Baidu, Inc. ADR (k)	203	24,338
Bank of China Ltd., Class H (k)	100,000	37,043
BOC Aviation Ltd. (b)	7,600	48,925
China Conch Venture Holdings Ltd.	4,500	19,100
China Construction Bank Corp., Class H	89,812	73,051
China Dongxiang Group Co., Ltd.	43,117	3,851
China Everbright Greentech Ltd. (b)	25,000	9,895
China Life Insurance Co., Ltd., Class H	9,000	18,160
China Lumena New Materials Corp. (d)(f)(k)	44	—	†

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2020 (unaudited) (continued)

	Shares	Value^

China Minsheng Banking Corp., Ltd., Class H	20,000	$13,767
China Mobile Ltd.	21,500	145,169
China SCE Group Holdings Ltd.	3,000	1,311
China Telecom Corp., Ltd., Class H	64,000	17,977
China Water Affairs Group Ltd.	4,000	2,893
Chongqing Rural Commercial Bank Co., Ltd., Class H (k)	6,488	2,566
CITIC Ltd.	13,000	12,276
Country Garden Holdings Co., Ltd.	16,000	19,845
Country Garden Services Holdings Co., Ltd.	5,172	24,145
CSPC Pharmaceutical Group Ltd. (k)	14,400	27,272
EVA Precision Industrial Holdings Ltd.	20,236	1,070
Golden Eagle Retail Group Ltd.	6,000	5,744
Industrial & Commercial Bank of China Ltd., Class H	72,000	43,529
JD.com, Inc. ADR (k)	1,013	60,962
Jiangsu Expressway Co., Ltd., Class H	5,189	6,099
Ju Teng International Holdings Ltd.	4,744	1,741
Lee & Man Paper Manufacturing Ltd.	22,000	11,958
Lenovo Group Ltd.	90,000	50,215
NetEase, Inc. ADR	91	39,074
Postal Savings Bank of China Co., Ltd., Class H (b)	70,000	40,335
Shenzhen Expressway Co., Ltd., Class H	25,700	26,115
Shenzhen International Holdings Ltd.	6,500	10,405
Shenzhen Investment Holdings Bay Area Development Co., Ltd.	15,500	5,372
TAL Education Group ADR (k)	540	36,925
Tencent Holdings Ltd.	4,581	293,541
Topsports International Holdings Ltd. (b)	5,000	6,433
Yuexiu Real Estate Investment Trust REIT	13,000	5,958
Yuexiu Transport Infrastructure Ltd.	16,000	11,224

		1,370,964

Colombia—0.0%
Corp. Financiera Colombiana S.A. (k)	2,165	16,004

Czech Republic—0.1%
CEZ AS	1,805	38,649
Moneta Money Bank AS (b)	6,630	15,016
O2 Czech Republic AS	1,642	15,178

		68,843

Denmark—0.1%
Carlsberg A/S, Class B	403	53,441
Scandinavian Tobacco Group A/S, Class A (b)	336	4,962
Solar A/S, Class B	111	4,324
Spar Nord Bank A/S (k)	377	3,005
Topdanmark A/S	264	10,935
Tryg A/S	1,482	43,058

		119,725

	Shares	Value^

Finland—0.1%
Elisa Oyj	611	$37,180
Metsa Board Oyj	429	2,912
Neste Oyj	1,221	47,956
Oriola Oyj, Class B	700	1,576

		89,624

France—1.0%
Air Liquide S.A.	407	58,847
Amundi S.A. (b)	319	25,078
APERAM S.A.	51	1,430
AXA S.A.	2,999	63,108
BNP Paribas S.A.	1,125	44,948
Boiron S.A.	31	1,278
Bouygues S.A. (k)	1,498	51,313
Cegereal S.A. REIT	567	22,057
CNP Assurances	2,307	26,757
Coface S.A. (k)	1,946	12,841
Credit Agricole S.A. (k)	1,293	12,278
Eiffage S.A. (k)	418	38,317
Engie S.A. (k)	4,340	53,824
Faurecia SE (k)	378	14,851
Hermes International	99	83,121
Klepierre S.A. REIT	1,044	20,868
L’Oreal S.A.	164	52,930
LVMH Moet Hennessy Louis Vuitton SE	247	109,049
Orange S.A.	2,801	33,494
Peugeot S.A.	1,273	20,876
Publicis Groupe S.A.	544	17,672
Sanofi	925	94,336
Schneider Electric SE	476	52,949
SEB S.A.	19	3,152
Sodexo S.A.	359	24,343
Teleperformance (k)	119	30,307
Total S.A.	1,493	57,568
Vinci S.A.	1,145	106,168

		1,133,760

Georgia—0.0%
TBC Bank Group PLC	579	6,394

Germany—0.6%
Bayer AG	1,361	100,882
Bayerische Motoren Werke AG	393	25,089
Cewe Stiftung & Co. KGAA	101	11,168
Daimler AG (k)	1,045	42,515
Deutsche Boerse AG	260	47,054
Deutsche Telekom AG	8,785	147,406
DWS Group GmbH & Co. KGaA (b)(k)	573	20,878
Hannover Rueck SE	170	29,380
HeidelbergCement AG	509	27,248
Hornbach Holding AG & Co. KGaA	182	15,089
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	496	129,156

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2020 (unaudited) (continued)

	Shares	Value^

Sixt SE (k)	37	$2,841
Talanx AG (k)	791	29,397
TLG Immobilien AG (k)	794	15,588
Varta AG (k)	149	16,814
WCM Beteiligungs & Grundbesitz AG (k)	2,676	10,494

		670,999

Greece—0.0%
Hellenic Telecommunications Organization S.A.	1,562	21,100
National Bank of Greece S.A. (k)	9,418	13,327

		34,427

Hong Kong—0.2%
Cathay Pacific Airways Ltd.	1,543	1,492
CITIC Telecom International Holdings Ltd.	29,000	9,239
CK Hutchison Holdings Ltd.	4,000	25,902
CLP Holdings Ltd.	8,281	81,330
Dah Sing Banking Group Ltd.	1,623	1,489
Fairwood Holdings Ltd.	5,000	11,206
Global Brands Group Holding Ltd. (k)	61,400	2,143
Hang Seng Bank Ltd.	1,000	16,842
Hui Xian Real Estate Investment Trust REIT	15,000	4,571
Kerry Properties Ltd.	2,743	7,125
Shanghai Industrial Urban Development Group Ltd.	17,000	1,967
Sino Land Co., Ltd.	10,000	12,652
Sun Hung Kai Properties Ltd.	1,500	19,163
Vinda International Holdings Ltd.	4,000	14,369
Yue Yuen Industrial Holdings Ltd.	698	1,064

		210,554

Hungary—0.1%
Magyar Telekom Telecommunications PLC	15,081	18,319
MOL Hungarian Oil & Gas PLC (k)	2,085	12,327
OTP Bank Nyrt (k)	811	28,511
Richter Gedeon Nyrt	873	18,114

		77,271

Indonesia—0.0%
Indofood CBP Sukses Makmur Tbk PT	16,600	10,894
Media Nusantara Citra Tbk PT	154,400	9,836
Wijaya Karya Persero Tbk PT (k)	153,500	12,968

		33,698

Ireland—0.1%
Irish Residential Properties REIT PLC	1,116	1,773
Medtronic PLC	1,219	111,782
Origin Enterprises PLC	320	971

		114,526

Israel—0.1%
B Communications Ltd. (k)	1,705	3,350

	Shares		Value^

Equital Ltd. (k)	—	†	$3
Formula Systems 1985 Ltd.	180		14,029
Israel Discount Bank Ltd., Class A	7,756		23,656
Mizrahi Tefahot Bank Ltd.	1,385		26,024
Nice Ltd. (k)	153		28,841
Shufersal Ltd.	769		5,024

			100,927

Italy—0.3%
Assicurazioni Generali SpA	3,077		46,740
Enav SpA (b)	2,542		11,483
Enel SpA	16,484		142,561
Intesa Sanpaolo SpA (k)	35,109		67,469
Snam SpA	11,952		58,268
Telecom Italia SpA	34,759		13,707
Unipol Gruppo SpA	2,831		11,059

			351,287

Japan—2.7%
ADEKA Corp.	26		346
Aida Engineering Ltd.	142		961
Aoyama Trading Co., Ltd.	111		758
Asahi Group Holdings Ltd.	1,100		38,634
Astellas Pharma, Inc.	3,492		58,315
Canon Marketing Japan, Inc.	700		14,314
Canon, Inc.	1,210		24,137
Cawachi Ltd.	300		7,749
Chubu Electric Power Co., Inc.	1,500		18,813
Daiwa Office Investment Corp. REIT	2		11,046
DCM Holdings Co., Ltd.	2,725		31,246
Doutor Nichires Holdings Co., Ltd.	1,551		25,085
DTS Corp.	298		6,149
DyDo Group Holdings, Inc.	126		5,705
Electric Power Development Co., Ltd.	1,000		18,956
ENEOS Holdings, Inc.	6,100		21,744
FUJIFILM Holdings Corp.	1,221		52,261
Fukuyama Transporting Co., Ltd.	245		8,585
Geo Holdings Corp.	536		6,736
Hitachi Ltd.	1,100		34,963
Honda Motor Co., Ltd.	2,600		66,543
Honeys Holdings Co., Ltd.	39		415
ITOCHU Corp.	4,377		94,709
Iwatani Corp.	300		10,493
Japan Airlines Co., Ltd.	2,320		41,866
Japan Post Holdings Co., Ltd.	9,900		70,653
Japan Post Insurance Co., Ltd.	1,300		17,129
Japan Wool Textile Co., Ltd.	1,900		18,869
JFE Holdings, Inc.	700		5,061
Kajima Corp.	1,400		16,740
Kamigumi Co., Ltd.	1,100		21,633
Kandenko Co., Ltd.	3,300		28,049
KDDI Corp.	3,500		104,430
Kintetsu Group Holdings Co., Ltd.	800		35,896
Konica Minolta, Inc.	6,600		22,952

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2020 (unaudited) (continued)

	Shares	Value^

LaSalle Logiport REIT	19	$29,264
Lawson, Inc.	500	25,150
McDonald’s Holdings Co. Japan Ltd.	600	32,428
Mirait Holdings Corp.	2,200	32,953
Mitsubishi Corp.	3,600	76,074
Mitsubishi Heavy Industries Ltd.	900	21,249
Mitsubishi Research Institute, Inc.	200	8,002
Mitsubishi UFJ Financial Group, Inc.	10,500	41,323
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,600	17,179
Mitsuboshi Belting Ltd.	71	1,112
Mitsui & Co., Ltd.	3,600	53,340
Morinaga Milk Industry Co., Ltd.	500	22,262
NEC Corp.	1,400	67,264
Nichias Corp.	498	10,408
Nihon Unisys Ltd.	721	22,669
Nippon Telegraph & Telephone Corp.	7,216	168,129
Nishimatsu Construction Co., Ltd.	800	15,967
Nisshin Seifun Group, Inc.	2,000	29,863
NTT DOCOMO, Inc.	8,443	224,145
Obayashi Corp.	5,527	51,962
Okumura Corp.	400	9,221
Oracle Corp.	200	23,722
Otsuka Corp.	500	26,408
Raito Kogyo Co., Ltd.	1,663	22,045
Rengo Co., Ltd.	1,100	8,967
Ricoh Co., Ltd.	3,300	23,679
Rinnai Corp.	300	25,123
Sankyo Co., Ltd.	1,300	31,467
Sanyo Special Steel Co., Ltd.	182	1,500
Sawai Pharmaceutical Co., Ltd.	425	21,844
Secom Co., Ltd.	1,000	87,743
Sekisui House Ltd.	1,800	34,366
Senko Group Holdings Co., Ltd.	2,096	15,579
Seven & i Holdings Co., Ltd.	900	29,442
Shibaura Electronics Co., Ltd.	100	1,898
Softbank Corp.	7,800	99,421
SoftBank Group Corp.	2,000	100,855
Sojitz Corp.	2,584	5,648
Sony Corp.	900	62,127
Sugi Holdings Co., Ltd.	400	27,126
Sumitomo Chemical Co., Ltd.	9,900	29,787
Sumitomo Corp.	6,600	75,909
Sumitomo Densetsu Co., Ltd.	300	6,665
Sumitomo Mitsui Financial Group, Inc.	2,800	79,021
Sumitomo Rubber Industries Ltd.	1,500	14,857
Sushiro Global Holdings Ltd.	2,000	44,345
Suzuken Co., Ltd.	600	22,416
Takasago Thermal Engineering Co., Ltd.	1,397	20,547
Takeda Pharmaceutical Co., Ltd.	1,900	68,263
TIS, Inc.	600	12,704
Tokyo Electron Ltd.	200	49,349
Tokyo Gas Co., Ltd.	1,200	28,733
Towa Pharmaceutical Co., Ltd.	414	7,668
Toyo Seikan Group Holdings Ltd.	1,000	11,277

	Shares	Value^

Toyo Suisan Kaisha Ltd.	900	$50,286
Toyota Motor Corp.	1,651	103,822
Tv Tokyo Holdings Corp.	266	5,864
Yamaha Motor Co., Ltd.	1,100	17,325
Yurtec Corp.	132	804

		3,200,507

Korea (Republic of)—0.4%
CJ Corp.	179	12,934
Daelim Industrial Co., Ltd.	283	19,467
Doosan Bobcat, Inc.	603	13,412
GS Holdings Corp.	510	15,448
Hana Financial Group, Inc.	408	9,279
HDC Hyundai Development Co-Engineering & Construction	1	18
KB Financial Group, Inc.	660	18,684
KC Co., Ltd.	70	1,105
KC Tech Co., Ltd.	103	1,929
Kia Motors Corp.	646	17,457
KT Corp.	221	4,354
KT&G Corp.	455	29,714
Macquarie Korea Infrastructure Fund	2,722	25,882
NCSoft Corp.	50	37,196
POSCO	120	17,479
Posco International Corp.	1,040	12,135
Samsung Electronics Co., Ltd.	1,139	50,421
Samsung Electronics Co., Ltd. GDR	79	86,364
Shinhan Financial Group Co., Ltd.	1,175	28,395
SK Hynix, Inc.	866	61,831
SK Telecom Co., Ltd.	172	30,292
Woori Financial Group, Inc.	2,528	18,634

		512,430

Malaysia—0.1%
Axis Real Estate Investment Trust REIT	11,200	5,383
Bermaz Auto Bhd.	9,500	3,300
Hong Leong Bank Bhd.	6,000	19,809
KNM Group Bhd. (k)	31,700	1,596
Malayan Banking Bhd.	19,200	33,736
MISC Bhd.	5,800	10,390
Tenaga Nasional Bhd.	7,300	19,850
TIME dotCom Bhd.	4,200	10,678

		104,742

Mexico—0.1%
Alfa S.A.B de C.V., Class A	22,800	12,846
Alpek S.A.B de C.V.	17,400	13,241
Banco del Bajio S.A. (b)(k)	8,700	7,396
Grupo Financiero Banorte S.A.B de C.V., Class O (k)	4,600	15,955
Grupo Lala S.A.B de C.V.	4,496	2,377
Macquarie Mexico Real Estate Management S.A. de C.V. REIT (b)	11,900	12,213
Qualitas Controladora S.A.B. de C.V.	5,100	20,043

		84,071

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2020 (unaudited) (continued)

	Shares	Value^
Morocco—0.0%
Cosumar	376	$7,902
Douja Promotion Groupe Addoha S.A. (k)	3,431	2,475

		10,377

Netherlands—0.3%
Aegon NV	5,902	17,446
AerCap Holdings NV (k)	365	11,242
Airbus SE (k)	617	44,210
ASM International NV	229	35,254
ASR Nederland NV	1,334	41,044
Coca-Cola European Partners PLC	367	13,858
Koninklijke Ahold Delhaize NV	4,659	126,976
Signify NV (b)(k)	314	8,073
VEON Ltd. ADR	8,490	15,282
Wolters Kluwer NV	641	50,066

		363,451

New Zealand—0.1%
a2 Milk Co., Ltd. (k)	2,284	29,897
Air New Zealand Ltd.	26,556	22,775
Arvida Group Ltd.	9,216	8,672
Fisher & Paykel Healthcare Corp. Ltd.	1,333	30,708
Kiwi Property Group Ltd. REIT	1,590	1,082
Meridian Energy Ltd.	10,996	34,278
Summerset Group Holdings Ltd.	3,990	16,719

		144,131

Norway—0.1%
Avance Gas Holding Ltd. (b)	97	182
Frontline Ltd.	2,578	17,951
Orkla ASA	2,541	22,309
Sparebanken Vest (k)	2,199	14,326
TGS NOPEC Geophysical Co ASA	638	9,411
Yara International ASA	781	27,227

		91,406

Peru—0.0%
Ferreycorp SAA	19,594	8,852

Philippines—0.1%
Globe Telecom, Inc.	185	7,689
Megaworld Corp.	205,000	12,610
PLDT, Inc.	345	8,590
Robinsons Land Corp.	37,900	13,377
SM Prime Holdings, Inc. (k)	21,700	13,957
Vista Land & Lifescapes, Inc.	145,700	10,824

		67,047

Poland—0.0%
Asseco Poland S.A.	1,513	25,333
Ciech S.A. (k)	570	4,626
TEN Square Games S.A.	148	19,673

		49,632

	Shares	Value^
Portugal—0.0%
Jeronimo Martins SGPS S.A. (k)	1,176	$20,580
REN - Redes Energeticas Nacionais SGPS S.A.	1,736	4,737

		25,317

Russian Federation—0.0%
Surgutneftegas PJSC ADR	669	3,606

Singapore—0.2%
Accordia Golf Trust UNIT	12,500	6,173
CapitaLand Mall Trust REIT	31,300	44,412
ComfortDelGro Corp. Ltd.	11,400	11,980
Fortune Real Estate Investment Trust REIT	22,000	19,895
Frasers Logistics & Commercial Trust REIT	36,000	31,012
Keppel DC REIT REIT	12,800	23,441
Mapletree Commercial Trust REIT	19,801	27,706
Oversea-Chinese Banking Corp., Ltd.	3,800	24,768
Sheng Siong Group Ltd.	5,100	6,060
Singapore Airlines Ltd.	7,800	21,054

Sino Grandness Food Industry Group Ltd. (k)	25,900	451
Yangzijiang Shipbuilding Holdings Ltd.	15,900	10,704

		227,656

South Africa—0.1%
Anglo American Platinum Ltd.	326	23,725
Astral Foods Ltd.	2,238	18,895
Gold Fields Ltd.	2,886	27,250
Impala Platinum Holdings Ltd.	2,782	18,736
MTN Group Ltd.	5,908	18,094
Nedbank Group Ltd.	2,365	13,867
Old Mutual Ltd.	26,231	18,283
Sibanye Stillwater Ltd. (k)	6,418	13,935
Telkom S.A. SOC Ltd.	8,548	14,662

		167,447

Spain—0.3%
Banco Santander S.A.	21,322	52,163
Ebro Foods S.A.	584	12,099
Iberdrola S.A.	12,142	141,754
Industria de Diseno Textil S.A.	1,287	34,148
Lar Espana Real Estate Socimi S.A. REIT	137	715
Mapfre S.A.	15,856	28,314
Mediaset Espana Comunicacion S.A. (k)	2,508	9,302
Repsol S.A.	1,910	16,877
Telefonica S.A.	9,641	46,111

		341,483

Sweden—0.1%
Arjo AB, Class B	2,123	11,854
BillerudKorsnas AB	199	2,856
Castellum AB	1,113	20,855
Dios Fastigheter AB	1,811	12,131
Essity AB, Class B (k)	862	27,947

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2020 (unaudited) (continued)

	Shares	Value^

Peab AB	211	$1,744
Saab AB (k)	1,096	27,547
Skanska AB, Class B (k)	1,325	27,050
SSAB AB, Class B (k)	4,208	11,232
Stillfront Group AB (k)	236	21,216

		164,432

Switzerland—1.3%
Allreal Holding AG (k)	70	13,877
Amcor PLC	51	521
Baloise Holding AG	228	34,348
Banque Cantonale Vaudoise	100	9,738
Barry Callebaut AG	17	32,450
BKW AG	42	3,771
Cembra Money Bank AG	275	26,882
Dufry AG (k)	438	13,120
Galenica AG (b)	306	21,939
Givaudan S.A.	22	82,235
Intershop Holding AG	13	7,781
LafargeHolcim Ltd. (k)	779	34,320
Nestle S.A.	2,065	228,948
Novartis AG	1,371	119,443
PSP Swiss Property AG	214	24,104
Roche Holding AG	1,060	367,236
Sonova Holding AG (k)	242	48,442
Swiss Life Holding AG	223	82,960
Swiss Prime Site AG (k)	532	49,351
Swiss Re AG	662	51,328
Swisscom AG	59	30,940
UBS Group AG	7,740	89,390
Zurich Insurance Group AG	606	214,724

		1,587,848

Taiwan—1.0%
Accton Technology Corp.	3,000	23,297
Asia Cement Corp.	29,000	43,010
Cheng Loong Corp.	15,000	11,875
China Motor Corp. (k)	4,000	5,009
CTBC Financial Holding Co., Ltd.	62,000	42,968
E.Sun Financial Holding Co., Ltd.	50,000	47,361
First Financial Holding Co., Ltd.	112,322	86,594
Formosa Petrochemical Corp.	16,000	48,427
Formosa Plastics Corp.	10,000	29,775
Fubon Financial Holding Co., Ltd.	10,000	14,930
Fulgent Sun International Holding Co., Ltd.	8,000	28,515
Getac Technology Corp.	18,000	26,576
Global Mixed Mode Technology, Inc.	5,000	26,946
Great Wall Enterprise Co., Ltd.	9,450	13,704
HannStar Display Corp.	74,000	16,357
Hon Hai Precision Industry Co., Ltd.	23,200	68,119
Hua Nan Financial Holdings Co., Ltd.	27,417	18,660
Lien Hwa Industrial Holdings Corp.	19,750	28,527
Mega Financial Holding Co., Ltd.	30,000	31,535
Nanya Technology Corp.	11,000	22,950

	Shares	Value^

Pegatron Corp.	11,000	$23,993
Pou Chen Corp.	18,000	17,658
Powertech Technology, Inc.	14,000	51,104
Realtek Semiconductor Corp.	4,000	40,770
Sinbon Electronics Co., Ltd.	6,000	30,519
Taichung Commercial Bank Co., Ltd.	37,352	14,792
Taiwan Cement Corp.	19,000	27,646
Taiwan Fertilizer Co., Ltd.	5,000	8,468
Taiwan PCB Techvest Co., Ltd.	5,000	5,949
Taiwan Semiconductor Manufacturing Co., Ltd.	4,000	42,718
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,201	124,951
Tripod Technology Corp.	11,000	49,214
Uni-President Enterprises Corp.	10,000	24,228
United Microelectronics Corp. ADR	11,269	29,750
United Renewable Energy Co., Ltd. (k)	8,340	1,863
Wisdom Marine Lines Co., Ltd. (k)	5,000	4,222
WT Microelectronics Co., Ltd.	3,707	4,986
Yuanta Financial Holding Co., Ltd.	122,000	72,606

		1,210,572

Thailand—0.0%
Bangchak Corp. PCL (d)(f)	15,000	10,299
Thanachart Capital PCL (d)(f)	8,900	10,304

		20,603

Turkey—0.0%
Dogus Otomotiv Servis ve Ticaret AS	909	2,074
Tupras Turkiye Petrol Rafinerileri AS (k)	58	759
Turkcell Iletisim Hizmetleri AS	11,947	28,483
Turkiye Garanti Bankasi AS (k)	7,638	9,417
Turkiye Sinai Kalkinma Bankasi AS (k)	79,600	14,983

		55,716

United Kingdom—0.7%
Airtel Africa PLC (b)	21,017	16,323
Anglo American PLC	2,823	65,079
Aviva PLC	5,094	17,266
BAE Systems PLC	7,908	47,286
Barratt Developments PLC	4,073	25,033
Berkeley Group Holdings PLC	374	19,261
Bovis Homes Group PLC	1,747	15,388
BP PLC	4,717	18,071
Breedon Group PLC (k)	12,772	12,344
BT Group PLC	22,848	32,313
Cranswick PLC	508	22,755
Diageo PLC	507	16,851
Gamma Communications PLC	1,032	16,513
Highland Gold Mining Ltd.	4,609	13,339
J Sainsbury PLC	19,410	50,232
JD Sports Fashion PLC	5,029	38,707
Keller Group PLC	2,052	16,120
Legal & General Group PLC	6,665	18,170
M&G PLC	7,230	15,013

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2020 (unaudited) (continued)

	Shares	Value^

Micro Focus International PLC	4,930	$26,302
Mitchells & Butlers PLC (k)	4,700	10,945
Primary Health Properties PLC REIT	4,727	9,161
Rio Tinto PLC	1,292	72,709
Royal Dutch Shell PLC, Class A	714	11,688
Royal Dutch Shell PLC, Class A	1,894	30,325
Royal Dutch Shell PLC, Class B	2,377	36,036
STERIS PLC	188	28,847
Unilever PLC	1,011	54,535
Valaris PLC (k)	195	127
Virgin Money UK PLC (k)	1,098	1,248
Vodafone Group PLC	30,543	48,556

		806,543

United States—17.5%
Abbott Laboratories	1,234	112,825
AbbVie, Inc.	2,099	206,080
Accenture PLC, Class A	194	41,656
ACCO Brands Corp.	3,510	24,921
Activision Blizzard, Inc.	1,379	104,666
Adobe, Inc. (k)	478	208,078
ADT, Inc.	5,454	43,523
AES Corp.	2,038	29,531
Aflac, Inc.	1,232	44,389
AGNC Investment Corp. REIT	9,549	123,182
Air Lease Corp.	1,261	36,935
Air Products & Chemicals, Inc.	201	48,533
Akamai Technologies, Inc. (k)	502	53,759
Alleghany Corp.	67	32,772
Allstate Corp.	2,163	209,789
Ally Financial, Inc.	1,750	34,703
Alphabet, Inc., Class A (k)	179	253,831
Alphabet, Inc., Class C (k)	192	271,413
Amazon.com, Inc. (k)	229	631,770
Amdocs Ltd.	558	33,971
Ameren Corp.	710	49,956
American Electric Power Co., Inc.	896	71,357
American Equity Investment Life Holding Co.	585	14,455
American Financial Group, Inc.	705	44,739
American International Group, Inc.	1,000	31,180
American Tower Corp. REIT	92	23,786
Amgen, Inc.	612	144,346
Annaly Capital Management, Inc. REIT	7,036	46,156
Anthem, Inc.	610	160,418
Anworth Mortgage Asset Corp. REIT	837	1,423
Apple, Inc.	2,625	957,600
Applied Materials, Inc.	861	52,047
AT&T, Inc.	10,134	306,351
Atmos Energy Corp.	59	5,875
Automatic Data Processing, Inc.	447	66,554
AutoZone, Inc. (k)	84	94,762
AvalonBay Communities, Inc. REIT	235	36,340
Bank of America Corp.	5,226	124,118

	Shares	Value^

Berkshire Hathaway, Inc., Class B (k)	167	$29,811
Best Buy Co., Inc.	798	69,641
Biogen, Inc. (k)	213	56,988
Booking Holdings, Inc. (k)	41	65,286
Booz Allen Hamilton Holding Corp.	339	26,371
Boston Scientific Corp. (k)	1,583	55,579
Bright Horizons Family Solutions, Inc. (k)	513	60,124
Bristol-Myers Squibb Co.	3,849	226,321
Cadence Design Systems, Inc. (k)	739	70,914
Campbell Soup Co.	634	31,465
Capital One Financial Corp.	500	31,295
Cardinal Health, Inc.	1,284	67,012
Carrier Global Corp. (k)	2,204	48,973
Casey’s General Stores, Inc.	97	14,503
Cboe Global Markets, Inc.	150	13,992
CBTX, Inc.	285	5,985
CDW Corp.	300	34,854
Centene Corp. (k)	1,330	84,522
CenturyLink, Inc.	5,014	50,290
Chemed Corp.	73	32,928
Chevron Corp.	951	84,858
Chimera Investment Corp. REIT	975	9,370
Chipotle Mexican Grill, Inc. (k)	74	77,875
Church & Dwight Co., Inc.	780	60,294
Cigna Corp. (k)	494	92,699
Cincinnati Financial Corp.	570	36,497
Cisco Systems, Inc.	4,226	197,101
Citigroup, Inc.	1,241	63,415
Citizens Financial Group, Inc.	882	22,262
Citrix Systems, Inc.	690	102,058
CMS Energy Corp.	713	41,653
CNA Financial Corp.	555	17,843
Coca-Cola Co.	1,645	73,499
Computer Programs & Systems, Inc.	1,042	23,747
Consolidated Edison, Inc.	1,842	132,495
Costco Wholesale Corp.	585	177,378
Crown Castle International Corp. REIT	94	15,731
CVS Health Corp.	2,992	194,390
Danaher Corp.	540	95,488
DaVita, Inc. (k)	483	38,225
Delta Air Lines, Inc.	1,227	34,417
DexCom, Inc. (k)	296	119,998
Dollar General Corp.	1,043	198,702
DR Horton, Inc.	767	42,530
DTE Energy Co.	574	61,705
Duke Energy Corp.	2,161	172,642
DXC Technology Co.	2,093	34,535
Edwards Lifesciences Corp. (k)	837	57,845
Electronic Arts, Inc. (k)	323	42,652
Eli Lilly & Co.	1,567	257,270
Ellington Financial, Inc. REIT	34	401
Encompass Health Corp.	467	28,921
Ennis, Inc.	415	7,528
Entergy Corp.	653	61,258

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2020 (unaudited) (continued)

	Shares	Value^

Equinix, Inc. REIT	101	$70,932
Equitable Holdings, Inc.	1,582	30,517
Equity Commonwealth REIT	781	25,148
Equity LifeStyle Properties, Inc. REIT	544	33,989
Equity Residential REIT	1,222	71,878
Essex Property Trust, Inc. REIT	215	49,272
Exelon Corp.	2,773	100,632
Exponent, Inc.	353	28,568
Exxon Mobil Corp.	2,327	104,063
Facebook, Inc., Class A (k)	975	221,393
Fidelity National Information Services, Inc.	965	129,397
First NBC Bank Holding Co. (k)	1,041	53
Fiserv, Inc. (k)	1,034	100,939
frontdoor, Inc. (k)	754	33,425
FTI Consulting, Inc. (k)	334	38,260
Garmin Ltd.	297	28,958
General Mills, Inc.	1,145	70,589
General Motors Co.	2,492	63,048
H&E Equipment Services, Inc.	775	14,322
Hartford Financial Services Group, Inc.	2,183	84,155
Herc Holdings, Inc. (k)	255	7,836
Herman Miller, Inc.	614	14,497
Hershey Co.	724	93,845
Hewlett Packard Enterprise Co.	4,559	44,359
Honeywell International, Inc.	606	87,622
HP, Inc.	4,130	71,986
Humana, Inc.	294	113,999
Insight Enterprises, Inc. (k)	12	590
Intel Corp.	4,630	277,013
InterDigital, Inc.	437	24,747
Intuit, Inc.	134	39,689
Intuitive Surgical, Inc. (k)	100	56,983
Johnson & Johnson	2,744	385,889
Johnson Controls International PLC	1,639	55,955
JPMorgan Chase & Co.	1,471	138,362
Kellogg Co.	248	16,383
Kimberly-Clark Corp.	1,269	179,373
Kinder Morgan, Inc.	3,487	52,898
Kroger Co.	3,281	111,062
L3Harris Technologies, Inc.	1,164	197,496
Laboratory Corp. of America Holdings (k)	250	41,528
Lam Research Corp.	171	55,312
Leidos Holdings, Inc.	1,259	117,931
Lockheed Martin Corp.	296	108,016
Lowe’s Cos., Inc.	894	120,797
LyondellBasell Industries NV, Class A	265	17,416
ManTech International Corp., Class A	336	23,013
Marathon Petroleum Corp.	830	31,025
MarketAxess Holdings, Inc.	73	36,567
Marsh & McLennan Cos., Inc.	211	22,655
Mastercard, Inc., Class A	715	211,426
McDonald’s Corp.	1,441	265,821
McGrath RentCorp	865	46,719

	Shares	Value^

Merck & Co., Inc.	3,584	$277,151
Methode Electronics, Inc.	402	12,567
MetLife, Inc.	1,593	58,176
Micron Technology, Inc. (k)	890	45,853
Microsoft Corp.	4,296	874,279
Molson Coors Brewing Co., Class B	607	20,857
Mondelez International, Inc., Class A	1,783	91,165
Motorola Solutions, Inc.	327	45,823
MSCI, Inc.	166	55,414
MYR Group, Inc. (k)	442	14,104
Nasdaq, Inc.	405	48,385
National General Holdings Corp.	1,099	23,749
Newell Brands, Inc.	1,008	16,007
Newmont Corp.	2,252	139,038
NextEra Energy, Inc.	614	147,464
NIKE, Inc., Class B	898	88,049
Northrop Grumman Corp.	155	47,653
NVIDIA Corp.	487	185,016
NVR, Inc. (k)	32	104,280
O’Reilly Automotive, Inc. (k)	169	71,262
Old Republic International Corp.	1,514	24,693
OneMain Holdings, Inc.	660	16,196
Oracle Corp.	2,005	110,816
Otis Worldwide Corp	1,017	57,827
Paychex, Inc.	543	41,132
PepsiCo, Inc.	880	116,389
Pfizer, Inc.	6,550	214,185
Phillips 66	334	24,015
Photronics, Inc. (k)	2,037	22,672
Pinnacle West Capital Corp.	521	38,184
Popular, Inc.	661	24,569
Portland General Electric Co.	487	20,361
Procter & Gamble Co.	3,124	373,537
Progressive Corp.	1,094	87,640
Prospect Capital Corp.	3,921	20,036
Prudential Financial, Inc.	798	48,598
PS Business Parks, Inc. REIT	157	20,787
Public Storage REIT	18	3,454
QCR Holdings, Inc.	90	2,806
Qorvo, Inc. (k)	516	57,033
QUALCOMM, Inc.	1,050	95,771
Quest Diagnostics, Inc.	400	45,584
Raytheon Technologies Corp.	387	23,847
Realty Income Corp. REIT	634	37,723
Reinsurance Group of America, Inc.	439	34,435
RenaissanceRe Holdings Ltd.	481	82,265
Renewable Energy Group, Inc. (k)	1,436	35,584
Republic Services, Inc.	1,618	132,757
Ross Stores, Inc.	784	66,828
S&P Global, Inc.	121	39,867
Salesforce.com, Inc. (k)	919	172,156
ScanSource, Inc. (k)	1,644	39,604
Schweitzer-Mauduit International, Inc.	417	13,932
Southern Co.	2,289	118,685

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2020 (unaudited) (continued)

	Shares	Value^

SP Plus Corp. (k)	603	$12,488
Star Group L.P.	3,140	27,538
Starbucks Corp.	2,212	162,781
State Street Corp.	607	38,575
Steel Dynamics, Inc.	1,668	43,518
STORE Capital Corp. REIT	175	4,167
Stryker Corp.	377	67,932
Sykes Enterprises, Inc. (k)	594	16,430
Synchrony Financial	1,188	26,326
Synopsys, Inc. (k)	426	83,070
Sysco Corp.	825	45,095
T-Mobile U.S., Inc. (k)	586	61,032
Target Corp.	1,204	144,396
Teledyne Technologies, Inc. (k)	174	54,105
Teradyne, Inc.	435	36,762
Thermo Fisher Scientific, Inc.	319	115,586
TJX Cos., Inc.	3,095	156,483
Tyson Foods, Inc., Class A	1,200	71,652
United Therapeutics Corp. (k)	255	30,855
UnitedHealth Group, Inc.	849	250,413
Unum Group	828	13,737
Valley National Bancorp	201	1,572
Veeva Systems, Inc., Class A (k)	402	94,237
Verizon Communications, Inc.	6,305	347,595
Vertex Pharmaceuticals, Inc. (k)	298	86,512
Visa, Inc., Class A	881	170,183
Vistra Energy Corp.	1,265	23,554
Vulcan Materials Co.	415	48,078
Walgreens Boots Alliance, Inc.	740	31,369
Walmart, Inc.	1,486	177,993
Walt Disney Co.	176	19,626
Waste Management, Inc.	1,916	202,924
Waterstone Financial, Inc.	714	10,589
WEC Energy Group, Inc.	1,599	140,152
WestRock Co.	1,088	30,747
Windstream Holdings, Inc. (k)	294	36
Xcel Energy, Inc.	2,371	148,188
Xerox Holdings, Corp.	2,442	37,338
Zoetis, Inc.	404	55,364

		20,619,532

Total Common Stock (cost—$31,652,218)		36,182,899

	Principal Amount (000s)

CORPORATE BONDS & NOTES—26.1%

Australia—0.5%
Australia & New Zealand Banking Group Ltd., (converts to FRN on 7/22/25) (a)(b)(i),
2.95%, 7/22/30	$375	382,580

	Principal Amount (000s)	Value^

Westpac Banking Corp., (converts to FRN on 2/4/25) (i),
2.894%, 2/4/30	$255	$259,547

		642,127

Belgium—0.1%
Anheuser-Busch Cos. LLC,
4.90%, 2/1/46	40	49,077
Anheuser-Busch InBev Finance, Inc.,
3.65%, 2/1/26	110	123,045

		172,122

Canada—0.1%
Bank of Nova Scotia, (converts to FRN on 6/4/25) (e)(i),
4.90%, 6/4/25	70	70,000

Ireland—0.1%
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	85	94,390

Japan—0.1%
Takeda Pharmaceutical Co., Ltd.,
2.05%, 3/31/30	100	100,262

Puerto Rico—0.3%
Popular, Inc.,
6.125%, 9/14/23	405	410,526

Switzerland—0.2%
Credit Suisse Group AG, (converts to FRN on 8/21/26) (a)(b)(e)(i),
6.375%, 8/21/26	200	203,267

United Kingdom—0.2%
BP Capital Markets PLC, (converts to FRN on 6/22/30) (e)(i),
4.875%, 3/22/30	140	144,900
Lloyds Banking Group PLC, (converts to FRN on 9/27/25) (e)(i),
7.50%, 9/27/25	100	103,815

		248,715

United States—24.5%
3M Co.,
3.125%, 9/19/46	110	118,823
AbbVie, Inc. (a)(b),
2.60%, 11/21/24	107	113,556
3.85%, 6/15/24	155	170,294
4.05%, 11/21/39	180	210,643
Air Products and Chemicals, Inc.,
1.50%, 10/15/25	130	134,445
2.80%, 5/15/50	27	28,766

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Alabama Power Co.,
2.80%, 4/1/25	$445	$479,842
4.10%, 1/15/42	120	138,131
Alleghany Corp.,
3.625%, 5/15/30	75	79,992
Amazon.com, Inc.,
2.50%, 6/3/50	55	56,043
2.70%, 6/3/60	24	24,622
American Express Co.,
2.50%, 7/30/24	170	180,341
8.15%, 3/19/38	120	190,800
American International Group, Inc.,
2.50%, 6/30/25	85	89,985
3.75%, 7/10/25	295	326,824
American Tower Corp.,
1.30%, 9/15/25	80	80,357
3.375%, 5/15/24	100	108,721
4.00%, 6/1/25	210	236,410
Anheuser- Busch InBev Finance, Inc.,
4.00%, 1/17/43	145	157,195
Arizona Public Service Co.,
5.50%, 9/1/35	95	125,456
AT&T, Inc.,
3.80%, 3/15/22	345	364,341
4.85%, 3/1/39	210	255,810
5.25%, 3/1/37	95	118,333
Bank of America Corp. (i),
3 mo. USD-LIBOR + 1.180%, 2.289%, 10/21/22	210	212,984
2.881%, 4/24/23 (converts to FRN on 4/24/22)	485	502,804
4.33%, 3/15/50 (converts to FRN on 3/15/49)	120	154,565
Berkshire Hathaway Energy Co.,
3.50%, 2/1/25	80	89,278
4.05%, 4/15/25 (a)(b)	40	45,629
4.25%, 10/15/50 (a)(b)	28	35,353
Berkshire Hathaway Finance Corp.,
4.25%, 1/15/49	120	152,523
Boeing Co.,
4.875%, 5/1/25	235	256,908
5.15%, 5/1/30	60	66,996
5.705%, 5/1/40	12	13,615
5.93%, 5/1/60	60	70,698
Boston Gas Co. (a)(b),
3.15%, 8/1/27	295	324,395
Bristol-Myers Squibb Co. (a)(b),
3.625%, 5/15/24	175	192,715
Broadcom Corp.,
3.875%, 1/15/27	130	140,795

	Principal Amount (000s)	Value^

Broadcom, Inc. (a)(b),
4.15%, 11/15/30	$120	$130,895
4.70%, 4/15/25	200	225,460
Charter Communications Operating LLC,
4.908%, 7/23/25	280	321,062
Cigna Corp.,
4.125%, 11/15/25	150	172,137
4.80%, 8/15/38	75	95,632
Citibank N.A., (converts to FRN on 2/19/21) (i),
3.165%, 2/19/22	520	528,529
Citigroup, Inc.,
2.976%, 11/5/30 (converts to FRN on 11/5/29) (i)	60	63,857
4.65%, 7/30/45	65	83,932
4.70%, 1/30/25 (converts to FRN on 1/30/25) (e)(i)	84	74,891
CMS Energy Corp., (converts to FRN on 6/1/30) (i),
4.75%, 6/1/50	65	66,381
Coca-Cola Co.,
2.75%, 6/1/60	65	65,610
Columbia Pipeline Group, Inc.,
4.50%, 6/1/25	425	481,691
5.80%, 6/1/45	85	103,800
Comcast Corp.,
3.20%, 7/15/36	280	309,770
3.375%, 2/15/25	200	221,573
3.75%, 4/1/40	26	30,586
Comerica, Inc.,
3.70%, 7/31/23	125	134,691
5.625%, 7/1/25 (converts to FRN on 10/1/25) (e)(i)	165	167,751
Commonwealth Edison Co.,
5.90%, 3/15/36	90	128,132
Consolidated Edison Co. of New York, Inc., Ser. 06-E,
5.70%, 12/1/36	5	6,683
Consumers Energy Co.,
2.85%, 5/15/22	170	176,543
Crown Castle International Corp.,
3.25%, 1/15/51	70	70,299
CSX Corp.,
4.75%, 5/30/42	90	114,947
CVS Health Corp.,
4.10%, 3/25/25	155	175,155
4.875%, 7/20/35	120	151,979
Discover Financial Services, Ser. C, (converts to FRN on 10/30/27) (e)(i),
5.50%, 10/30/27	130	117,237

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Discovery Communications LLC,
4.95%, 5/15/42	$75	$85,702
DTE Electric Co.,
5.70%, 10/1/37	60	81,695
6.625%, 6/1/36, Ser. A	10	14,498
DTE Energy Co.,
2.95%, 3/1/30	215	224,886
Duke Energy Carolinas LLC,
4.25%, 12/15/41	25	30,975
Duke Energy Indiana LLC,
3.75%, 5/15/46	5	5,843
Duke Energy Ohio, Inc.,
2.125%, 6/1/30	75	77,837
4.30%, 2/1/49	130	167,304
Duke Energy Progress LLC,
6.125%, 9/15/33	25	34,510
Edison International,
2.95%, 3/15/23	110	112,550
4.95%, 4/15/25	75	82,573
El Paso Natural Gas Co. LLC,
8.375%, 6/15/32	167	225,851
Energy Transfer Operating L.P.,
2.90%, 5/15/25	392	401,746
4.05%, 3/15/25	152	161,765
4.75%, 1/15/26	195	212,242
6.50%, 2/1/42	135	147,702
7.125%, 5/15/30 (converts to FRN on 5/15/30) (e)(i)	310	268,832
Eversource Energy, Ser. K,
2.75%, 3/15/22	250	259,213
First Horizon National Corp.,
4.00%, 5/26/25	220	230,334
First Maryland Capital II, 3 mo. LIBOR + 0.850% (i),
1.537%, 2/1/27	25	21,148
Fiserv, Inc.,
4.40%, 7/1/49	40	48,749
Five Corners Funding Trust II (a)(b),
2.85%, 5/15/30	173	178,695
GE Capital Funding LLC (a)(b),
3.45%, 5/15/25	85	89,143
GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/20	50	50,322
General Dynamics Corp.,
4.25%, 4/1/40	25	31,147
General Electric Co.,
5.55%, 1/5/26	75	87,665
6.75%, 3/15/32	145	177,035
General Motors Financial Co., Inc.,
3.55%, 7/8/22	225	230,920

	Principal Amount (000s)	Value^

Georgia Power Co., Ser. B,
3.70%, 1/30/50	$30	$33,673
Global Payments, Inc.,
2.65%, 2/15/25	205	217,799
Harborwalk Funding Trust, (converts to FRN on 2/15/49) (a)(b)(i),
5.077%, 2/15/69	150	183,863
Hess Corp.,
4.30%, 4/1/27	140	144,781
7.125%, 3/15/33	160	187,403
Huntington Bancshares, Inc., (converts to FRN on 10/15/30) (e)(i),
5.625%, 7/15/30	100	103,650
Huntington Capital Trust I, 3 mo. LIBOR + 0.700% (i),
1.46%, 2/1/27	245	214,130
Intel Corp.,
3.10%, 2/15/60	45	49,642
Jersey Central Power & Light Co.,
6.15%, 6/1/37	170	219,655
JPMorgan Chase & Co. (i),
3 mo. LIBOR + 0.950%, 1.506%, 2/2/37	445	352,774
3.109%, 4/22/51 (converts to FRN on 4/22/50)	40	43,173
Kansas City Southern,
3.50%, 5/1/50	50	54,922
4.20%, 11/15/69	105	118,354
Kinder Morgan Energy Partners L.P.,
7.50%, 11/15/40	50	68,376
Kinder Morgan, Inc.,
4.30%, 6/1/25	320	357,084
L3Harris Technologies, Inc.,
3.95%, 5/28/24	250	274,208
4.40%, 6/15/28	265	314,274
Leidos, Inc.,
3.625%, 5/15/25 (a)(b)	209	227,946
4.375%, 5/15/30 (a)(b)	36	40,539
7.125%, 7/1/32	8	9,983
Lincoln National Corp., 3 mo. LIBOR + 2.358% (i),
2.743%, 5/17/66	190	129,257
Litton Industries, Inc.,
7.75%, 3/15/26	45	60,322
Lockheed Martin Corp.,
1.85%, 6/15/30	25	25,665
2.80%, 6/15/50	8	8,454
4.07%, 12/15/42	25	32,222
Loews Corp.,
3.20%, 5/15/30	62	67,042
Lowe’s Cos., Inc.,
4.65%, 4/15/42	50	62,512

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Manufacturers & Traders Trust Co.,
2.625%, 1/25/21	$300	$303,437
Marathon Petroleum Corp.,
5.85%, 12/15/45	75	80,692
Marriott International, Inc.,
5.75%, 5/1/25	179	195,265
Massachusetts Institute of Technology,
5.60%, 7/1/11	30	53,038
MetLife, Inc. (a)(b),
9.25%, 4/8/38	95	132,292
Metropolitan Life Insurance Co. (a)(b),
7.80%, 11/1/25	130	168,261
Microsoft Corp.,
2.525%, 6/1/50	155	160,765
Narragansett Electric Co. (a)(b),
3.395%, 4/9/30	90	101,450
New York Life Insurance Co. (a)(b),
4.45%, 5/15/69	95	116,335
Niagara Mohawk Power Corp. (a)(b),
1.96%, 6/27/30	220	219,560
NiSource, Inc.,
3.49%, 5/15/27	305	345,005
6.25%, 12/15/40	140	199,028
Northrop Grumman Corp.,
3.20%, 2/1/27	305	338,319
4.03%, 10/15/47	30	36,385
Northrop Grumman Systems Corp.,
7.875%, 3/1/26	115	154,716
Nuveen Finance LLC (a)(b),
4.125%, 11/1/24	690	774,048
Oncor Electric Delivery Co LLC,
2.95%, 4/1/25	73	79,499
Oracle Corp.,
2.50%, 4/1/25	200	215,272
3.60%, 4/1/50	70	78,844
Pacific Life Global Funding II (a)(b),
1.20%, 6/24/25	75	75,270
Pennsylvania Electric Co. (a)(b),
3.60%, 6/1/29	62	69,885
4.15%, 4/15/25	32	35,628
PepsiCo, Inc.,
4.45%, 4/14/46	80	106,457
Plains All American Pipeline L.P.,
4.65%, 10/15/25	415	443,421
6.125%, 11/15/22, Ser. B (converts to FRN on 11/15/22) (e)(i)	225	166,500
6.65%, 1/15/37	120	128,247
PPL Electric Utilities Corp.,
5.20%, 7/15/41	140	179,621
President & Fellows of Harvard College,
3.15%, 7/15/46	7	8,168
4.875%, 10/15/40	65	91,247

	Principal Amount (000s)	Value^

Principal Life Global Funding II (a)(b),
1.25%, 6/23/25	$73	$73,229
Public Service Co of Colorado,
2.25%, 9/15/22	170	174,378
4.75%, 8/15/41	52	65,831
Raytheon Technologies Corp.,
4.15%, 5/15/45	115	137,554
6.125%, 7/15/38 Series 2018-A, Class A	15	21,827
San Diego Gas & Electric Co., Ser. NNN,
3.60%, 9/1/23	610	658,335
Sempra Energy,
3.55%, 6/15/24	190	204,494
3.80%, 2/1/38	65	70,924
4.875%, 10/15/25 (converts to FRN on 10/15/25) (e)(i)	153	153,956
Southern California Edison Co.,
3.70%, 8/1/25, Ser. E	75	82,940
3.90%, 12/1/41	275	293,659
State Street Corp. (i),
3 mo. LIBOR + 1.000%, 1.313%, 6/15/47	210	169,613
3.152%, 3/30/31 (converts to FRN on 3/30/30) (a)(b)	35	39,488
Synchrony Bank,
3.65%, 5/24/21	95	96,509
Synchrony Financial,
3.70%, 8/4/26	45	46,492
4.50%, 7/23/25	78	82,968
T-Mobile U.S., Inc. (a)(b),
3.875%, 4/15/30	60	66,990
4.375%, 4/15/40	27	31,312
T-Mobile USA, Inc. (a)(b),
2.05%, 2/15/28	101	101,062
3.50%, 4/15/25	123	134,303
Target Corp.,
3.90%, 11/15/47	15	19,119
TCI Communications, Inc.,
7.875%, 2/15/26	235	319,718
Time Warner Cable LLC,
4.50%, 9/15/42	75	80,655
6.55%, 5/1/37	225	294,670
Time Warner Entertainment Co., L.P.,
8.375%, 7/15/33	50	75,032
Transcontinental Gas Pipe Line Co. LLC (a)(b),
3.25%, 5/15/30	75	80,393
Truist Financial Corp.,
2.70%, 1/27/22	885	912,982
5.10%, 3/1/30, Ser. Q (converts to FRN on 9/1/30) (e)(i)	115	118,315

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Union Pacific Corp.,
3.75%, 2/5/70	$33	$36,689
United Parcel Service, Inc.,
3.40%, 9/1/49	50	55,246
UnitedHealth Group, Inc.,
3.50%, 8/15/39	160	186,901
Verizon Communications, Inc.,
5.25%, 3/16/37	115	156,747

ViacomCBS, Inc.,
4.20%, 5/19/32	22	24,613
4.75%, 5/15/25	148	168,770
5.25%, 4/1/44	80	89,658
6.25%, 2/28/57 (converts to FRN on 2/28/27) (i)	69	70,917
Virginia Electric & Power Co.,
2.75%, 3/15/23, Ser. C	220	230,222
3.80%, 4/1/28, Ser. A	70	81,469
3.80%, 9/15/47, Ser. B	105	124,031
Visa, Inc.,
1.90%, 4/15/27	120	125,676
2.70%, 4/15/40	25	26,847
Walt Disney Co.,
1.75%, 1/13/26	85	87,419
3.60%, 1/13/51	40	44,640
Wells Fargo & Co.,
5.95%, 12/15/36	75	90,208

		28,874,252

Total Corporate Bonds & Notes (cost—$30,036,973)		30,815,661

	Shares

MUTUAL FUNDS (g)—25.5%
AllianzGI Focused Growth (j)	90,379	4,810,876
AllianzGI Global Small-Cap Opportunities	178,508	2,591,938
AllianzGI International Growth	503,368	9,765,343
AllianzGI Mid-Cap (h)	930,829	4,737,921
AllianzGI Mid-Cap Value (j)	201,301	5,572,024
AllianzGI Small-Cap (j)	145,199	2,603,418

Total Mutual Funds (cost—$28,338,899)		30,081,520

	Principal Amount (000s)

U.S. TREASURY OBLIGATIONS—0.8%
U.S. Treasury Bonds,
0.25%, 5/31/25 (m)	$107	106,883
2.00%, 2/15/50	315	360,774

	Principal Amount (000s)	Value^

U.S. Treasury Notes,
0.25%, 6/30/25	$171	$170,679
0.625%, 5/15/30	242	241,414

Total U.S. Treasury Obligations (cost—$865,181)		879,750

	Shares

PREFERRED STOCK—0.6%

Brazil—0.1%
Banco Bradesco S.A.	6,500	24,742
Cia de Saneamento do Parana	12,800	14,782
Cia de Transmissao de Energia Eletrica Paulista	3,700	14,227
Cia Energetica de Minas Gerais	4,100	8,308
Cia Paranaense de Energia	900	10,066
Petroleo Brasileiro S.A.	3,300	13,077
Telefonica Brasil S.A.	4,500	39,744

		124,946

Chile—0.0%
Embotelladora Andina S.A., Class B	4,830	11,819

Colombia—0.0%
Grupo Aval Acciones y Valores S.A.	39,090	8,634

Germany—0.1%
Porsche Automobil Holding SE	587	33,998
Volkswagen AG (k)	207	31,464

		65,462

Korea (Republic of)—0.1%
Samsung Electronics Co., Ltd.	1,569	61,119

United States—0.3%
Bank of America Corp. (e)
6.00%, 5/16/23	3,748	102,133
PNC Financial Services Group, Inc. (e)
5.375%, 9/1/20	5,100	128,571
Wells Fargo & Co. (e)
4.75%, 3/15/25	9,425	229,309

		460,013

Total Preferred Stock (cost—$734,591)		731,993

RIGHTS (k)—0.0%

Spain—0.0%
Repsol S.A., exercise price EUR 0.45, expires 7/9/20	1,910	930
Telefonica S.A., exercise price EUR 0.19, expires 7/6/20	9,641	1,896

		2,826

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2020 (unaudited) (continued)

	Shares	Value^

United States—0.0%
T-Mobile U.S., Inc., exercise price $103.00, expires 7/27/20	586	$99

Total Rights (cost—$3,375)		2,925

	Principal Amount (000s)

Repurchase Agreements—9.6%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $11,314,000; collateralized by U.S. Treasury Notes, 2.875%, due 11/30/25, valued at $11,540,327 including accrued interest (cost—$11,314,000)	$11,314	11,314,000

Total Investments (cost-$102,945,237) (c)—93.2%		110,008,748

Other assets less liabilities (l)—6.8%		8,064,732

Net Assets—100.0%		$118,073,480

Notes to Schedule of Investments:

†	Actual amount rounds to less than $1 or less than 1 share.
(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $4,974,479, representing 4.2% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $5,236,240, representing 4.4% of net assets.

(c)	Securities with an aggregate value of $13,559,545, representing 11.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(d)	Fair-Valued—Securities with an aggregate value of $20,603, representing less than 0.05% of net assets.
(e)	Perpetual maturity. The date shown, if any, is the next call date.
(f)	Level 3 security.
(g)	Affiliated fund.
(h)	Institutional Class share.
(i)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2020.
(j)	Class R6 share.
(k)	Non-income producing.

(l)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2020:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	6	9/30/20		$1,200	$1,325	$579
5-Year U.S. Treasury Note	70	9/30/20		7,000	8,802	15,200
10-Year Ultra U.S. Treasury Bond	26	9/21/20		2,600	4,095	14,160
E-mini S&P 1000 Index	35	9/18/20		2	1,938	(64,050)
MSCI Emerging Markets	36	9/18/20		2	1,774	(1,550)
TOPIX Index	22	9/10/20	JPY	220	3,175	(1,340)
U.S. Ultra Treasury Bond	34	9/21/20		$3,400	7,417	42,630

						$5,629

Short position contracts:
10-Year U.S. Treasury Note	(7)	9/21/20		$(700)	$(974)	$(2,198)
E-mini S&P 500 Index	(19)	9/18/20		(1)	(2,936)	(14,948)
U.S. Long Bond	(1)	9/21/20		(100)	(178)	(1,282)

						$(18,428)

						$(12,799)

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2020 (unaudited) (continued)

Credit default swaps agreements outstanding at June 30, 2020:

Centrally cleared buy protection swap agreements(1):

Broker (Exchange)/ Reference Debt Issuer	Notional Amount (000s)(3)	Implied Credit Spread(2)	Termination Date	Fixed Deal Pay Rate	Payment Frequency	Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs (ICE):
American Express Co.	$193	0.286%	12/20/24	(1.00)%	Quarterly	$(6,950)	$(3,592)	$(3,358)
CDX.NA.IG.33	15,000	0.737%	12/20/24	(1.00)%	Quarterly	(183,083)	(392,216)	209,133
Energy Transfer Operating, L.P.	1,230	1.320%	12/20/24	(1.00)%	Quarterly	9,530	48,260	(38,730)
Hess Corp.	230	1.485%	6/20/25	(1.00)%	Quarterly	4,211	4,738	(527)
Kinder Morgan, Inc.	450	0.668%	6/20/25	(1.00)%	Quarterly	(8,727)	—	(8,727)
Marathon Petroleum Corp.	180	0.994%	6/20/25	(5.00)%	Quarterly	(35,746)	(30,589)	(5,157)
Marriott International, Inc.	179	1.840%	6/20/25	(1.00)%	Quarterly	6,086	17,285	(11,199)
Simon Property Group, L.P.	405	1.783%	6/20/25	(1.00)%	Quarterly	12,189	35,142	(22,953)
The Williams Companies, Inc.	180	0.846%	12/20/24	(1.00)%	Quarterly	(2,058)	20,625	(22,683)

						$(204,548)	$(300,347)	$95,799

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at June 30, 2020 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)

At June 30, 2020, the Fund pledged $5,017,393 in cash as collateral for futures contracts and $360,002 in cash as collateral for swap contracts. The Fund also held U.S. Treasury Obligations valued at 105,896 as collateral for swap contracts.

Glossary:

ADR—American Depositary Receipt

CDX—Credit Derivatives Index

EUR—Euro

FRN—Floating Rate Note

GDR—Global Depositary Receipt

ICE—Intercontinental Exchange

JPY—Japanese Yen

LIBOR—London Inter-Bank Offered Rate

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TOPIX—Tokyo Stock Price Index

UNIT—More than one class of securities traded together

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2020 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Mutual Funds	25.5%
Banks	6.8%
Electric Utilities	5.9%
Insurance	3.4%
Pharmaceuticals	3.2%
Pipelines	2.8%
Aerospace & Defense	2.1%
Software	2.0%
Media	2.0%
Oil, Gas & Consumable Fuels	1.9%
Diversified Financial Services	1.6%
Technology Hardware, Storage & Peripherals	1.3%
Diversified Telecommunication Services	1.2%
Semiconductors & Semiconductor Equipment	1.1%
Telecommunications	1.0%
Equity Real Estate Investment Trusts (REITs)	1.0%
IT Services	1.0%
Healthcare Providers & Services	1.0%
Interactive Media & Services	0.9%
Food & Staples Retailing	0.9%
Internet & Direct Marketing Retail	0.9%
Food Products	0.8%
Wireless Telecommunication Services	0.8%
Metals & Mining	0.8%
U.S. Treasury Obligations	0.8%
Healthcare Equipment & Supplies	0.7%
Specialty Retail	0.6%
Beverages	0.6%
Hotels, Restaurants & Leisure	0.6%
Household Products	0.6%
Commercial Services & Supplies	0.5%
Biotechnology	0.5%
Semiconductors	0.5%
Construction & Engineering	0.4%
Multi-Utilities	0.4%
Chemicals	0.4%
Capital Markets	0.4%
Trading Companies & Distributors	0.4%
Automobiles	0.4%
Miscellaneous Manufacturing	0.3%
Transportation	0.3%

Multi-Line Retail	0.3%
Household Durables	0.3%
Commercial Services	0.3%
Textiles, Apparel & Luxury Goods	0.3%
Electronic Equipment, Instruments & Components	0.3%
Communications Equipment	0.2%
Entertainment	0.2%
Computers	0.2%
Real Estate Management & Development	0.2%
Auto Manufacturers	0.2%
Construction Materials	0.2%
Lodging	0.2%
Healthcare-Services	0.2%
Mortgage Real Estate Investment Trusts (REITs)	0.2%
Industrial Conglomerates	0.1%
Professional Services	0.1%
Building Products	0.1%
Consumer Finance	0.1%
Food & Beverage	0.1%
Airlines	0.1%
Diversified Consumer Services	0.1%
Gas Utilities	0.1%
Healthcare Technology	0.1%
Independent Power Producers & Energy Traders	0.1%
Life Sciences Tools & Services	0.1%
Personal Products	0.1%
Machinery	0.1%
Transportation Infrastructure	0.1%
Electrical Equipment	0.1%
Road & Rail	0.1%
Auto Components	0.1%
Containers & Packaging	0.1%
Retail	0.1%
Internet	0.1%
Tobacco	0.0%
Leisure Equipment & Products	0.0%
Paper & Forest Products	0.0%
Thrifts & Mortgage Finance	0.0%
Water Utilities	0.0%
Marine	0.0%
Energy Equipment & Services	0.0%
Repurchase Agreements	9.6%
Other assets less liabilities	6.8%

100.0%

Schedule of Investments

AllianzGI Global Sustainability Fund

June 30, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—98.1%

Australia—1.6%
CSL Ltd.	13,596	$2,704,095

Canada—1.0%
Gibson Energy, Inc.	101,430	1,578,680

Denmark—1.7%
Novo Nordisk A/S, Class B	42,219	2,750,472

France—3.0%
Bureau Veritas S.A. (b)	74,652	1,583,327
Credit Agricole S.A. (b)	146,584	1,391,914
Kering S.A.	3,637	1,988,417

		4,963,658

Germany—6.9%
Adidas AG (b)	14,845	3,913,907
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,798	3,853,322
SAP SE	25,842	3,612,438

		11,379,667

Hong Kong—1.3%
AIA Group Ltd.	221,600	2,073,644

Japan—5.1%
Daikin Industries Ltd.	26,200	4,239,159
Keyence Corp.	9,800	4,106,803

		8,345,962

Korea (Republic of)—1.5%
Samsung Electronics Co., Ltd. GDR	2,243	2,452,080

Spain—1.2%
Industria de Diseno Textil S.A.	75,566	2,005,027

Sweden—3.9%
Assa Abloy AB, Class B	114,473	2,342,974
Atlas Copco AB, Class A	93,727	3,991,405

		6,334,379

Switzerland—3.9%
Roche Holding AG	12,489	4,326,808
UBS Group AG	183,693	2,121,481

		6,448,289

United Kingdom—9.6%
AstraZeneca PLC	36,162	3,763,539
Prudential PLC	167,404	2,522,454
Reckitt Benckiser Group PLC	38,167	3,511,304
Royal Dutch Shell PLC, Class B	122,938	1,863,776
Unilever PLC	54,787	2,955,270
Vodafone Group PLC	707,553	1,124,838

		15,741,181

	Shares	Value^

United States—57.4%
AbbVie, Inc.	26,417	$2,593,621
Accenture PLC, Class A	18,758	4,027,718
Adobe, Inc. (b)	14,184	6,174,437
Agilent Technologies, Inc.	54,593	4,824,383
Alphabet, Inc., Class A (b)	2,727	3,867,022
American Express Co.	34,296	3,264,979
Apple, Inc.	20,532	7,490,074
Bright Horizons Family Solutions, Inc. (b)	17,623	2,065,416
Citigroup, Inc.	35,448	1,811,393
Colgate-Palmolive Co.	30,803	2,256,628
Eaton Corp. PLC	26,223	2,293,988
Ecolab, Inc.	17,350	3,451,783
Estee Lauder Cos., Inc., Class A	14,683	2,770,388
International Flavors & Fragrances, Inc.	25,077	3,070,929
Intuit, Inc.	17,490	5,180,363
Johnson & Johnson	20,223	2,843,960
Microsoft Corp.	48,696	9,910,123
Mondelez International, Inc., Class A	47,084	2,407,405
S&P Global, Inc.	19,504	6,426,178
Starbucks Corp.	50,973	3,751,103
UnitedHealth Group, Inc.	14,683	4,330,751
Visa, Inc., Class A	37,251	7,195,776
Xylem, Inc.	32,646	2,120,684

		94,129,102

Total Common Stock (cost—$144,143,942)		160,906,236

	Principal Amount (000s)

Repurchase Agreements—1.9%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $3,117,000; collateralized by U.S. Treasury Notes, 3.00%, due 10/31/25, valued at $3,179,374 including accrued interest (cost—$3,117,000)	$3,117	3,117,000

Total Investments (cost—$147,260,942) (a)—100.0%		164,023,236

Other assets less liabilities—0.0%		72,262

Net Assets—100.0%		$164,095,498

Schedule of Investments

AllianzGI Global Sustainability Fund

June 30, 2020 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $65,198,454, representing 39.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

GDR—Global Depositary Receipt

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Software	15.2%
Pharmaceuticals	8.3%
IT Services	6.8%
Technology Hardware, Storage & Peripherals	6.1%
Capital Markets	5.2%
Insurance	5.1%
Building Products	4.0%
Chemicals	4.0%
Machinery	3.7%
Textiles, Apparel & Luxury Goods	3.6%
Household Products	3.5%
Personal Products	3.5%
Biotechnology	3.2%
Life Sciences Tools & Services	2.9%
Healthcare Providers & Services	2.6%
Electronic Equipment, Instruments & Components	2.5%
Interactive Media & Services	2.4%
Hotels, Restaurants & Leisure	2.3%
Oil, Gas & Consumable Fuels	2.1%
Consumer Finance	2.0%
Banks	2.0%
Food Products	1.5%
Electrical Equipment	1.4%
Diversified Consumer Services	1.3%
Specialty Retail	1.2%
Professional Services	1.0%
Wireless Telecommunication Services	0.7%
Repurchase Agreements	1.9%
Other assets less liabilities	0.0%

100.0%

Schedule of Investments

AllianzGI Green Bond Fund

June 30, 2020 (unaudited)

	Principal Amount (000s)	Value^

CORPORATE BONDS & NOTES—86.9%

Austria—0.4%
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG,
0.375%, 6/25/24	€100	$112,847

Belgium—0.8%
KBC Group NV, (converts to FRN on 6/16/26) (d),
0.375%, 6/16/27	200	224,565

Brazil—0.4%
Fibria Overseas Finance Ltd.,
5.50%, 1/17/27	$100	108,104

Canada—1.8%
Bank of Nova Scotia,
2.375%, 1/18/23	500	520,538

China—1.4%
Industrial & Commercial Bank of China Ltd. (d),
3 mo. LIBOR + 0.720%, 1.711%, 4/25/22	200	199,779
3 mo. LIBOR + 0.830%, 1.821%, 4/25/24	200	199,108

		398,887

Czech Republic—2.6%
CPI Property Group S.A.,
1.625%, 4/23/27	€700	748,734

Denmark—3.6%
Orsted A/S,
1.75%, 12/9/19 (converts to FRN on 12/9/27) (d)(e)	100	110,804
2.25%, 11/24/17 (converts to FRN on 11/24/24) (d)(e)	700	804,073
2.50%, 5/16/33	£100	140,580

		1,055,457

France—7.1%
CNP Assurances, (converts to FRN on 7/27/30) (d),
2.00%, 7/27/50	€500	545,066
Covivio,
1.125%, 9/17/31	100	106,405
Electricite de France S.A.,
3.625%, 10/13/25	$100	112,289
Engie S.A.,
1.375%, 6/21/39	€100	114,346
1.75%, 3/27/28	200	243,519

	Principal Amount (000s)	Value^

Engie SA, (converts to FRN on 4/16/23) (c)(d),
1.375%, 1/16/23	€500	$547,698
Paprec Holding S.A.,
4.00%, 3/31/25	400	408,532

		2,077,855

Germany—2.4%
BASF SE,
0.25%, 6/5/27	100	112,980
Deutsche Bank AG, (converts to FRN on 6/10/25) (d),
1.375%, 6/10/26	50	57,133
E.ON SE,
0.35%, 2/28/30	250	272,174
Landesbank Baden-Wuerttemberg,
1.50%, 2/3/25	£200	249,445

		691,732

Hong Kong—5.1%
CGNPC International Ltd.,
2.75%, 7/2/24	$300	310,782
MTR Corp CI Ltd,
2.50%, 11/2/26	600	630,656
Swire Properties MTN Financing Ltd,
3.50%, 1/10/28	500	533,301

		1,474,739

India—1.3%
ReNew Power Pvt Ltd.,
5.875%, 3/5/27	400	388,396

Italy—3.6%
A2A SpA,
1.00%, 7/16/29	€150	170,306
Assicurazioni Generali SpA,
2.124%, 10/1/30	500	542,085
Intesa Sanpaolo SpA,
0.75%, 12/4/24	100	111,017
Iren SpA,
0.875%, 10/14/29	200	227,508

		1,050,916

Japan—1.8%
Mitsubishi UFJ Financial Group, Inc.,
2.527%, 9/13/23	$500	524,540

Schedule of Investments

AllianzGI Green Bond Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Korea (Republic of)—2.6%
LG Chem Ltd. (a)(b),
3.25%, 10/15/24	$500	$531,773
3.625%, 4/15/29	200	218,505

		750,278

Lithuania—0.4%
Ignitis Grupe UAB,
2.00%, 7/14/27	€100	117,195

Luxembourg—1.2%
CPI Property Group S.A.,
2.75%, 5/12/26	300	345,484

Netherlands—8.0%
Alliander NV,
0.375%, 6/10/30	100	113,999
EDP Finance BV,
0.375%, 9/16/26	300	332,575
Enexis Holding NV,
0.625%, 6/17/32	100	114,317
ING Groep NV, (converts to FRN on 7/1/25) (d),
1.40%, 7/1/26	$400	401,416
LeasePlan Corp. NV,
3.50%, 4/9/25	€300	368,058
NXP B.V. (a)(b),
3.40%, 5/1/30	$250	269,603
OI European Group BV,
2.875%, 2/15/25	€200	217,397
Stedin Holding NV,
0.50%, 11/14/29	150	169,048
Telefonica Europe BV, (converts to FRN on 5/5/27) (c)(d),
2.502%, 2/5/27	200	213,072
TenneT Holding BV, (converts to FRN on 6/1/24) (c)(d),
2.995%, 3/1/24	100	116,250

		2,315,735

Norway—1.1%
Mowi ASA, EURIBOR + 1.600% (d),
1.60%, 1/31/25	300	334,662

Portugal—1.2%
EDP—Energias de Portugal S.A.,
1.625%, 4/15/27	100	119,428
1.70%, 7/20/80 (converts to FRN on 7/20/25) (d)	100	105,585
4.496%, 4/30/79 (converts to FRN on 4/30/24) (d)	100	119,687

		344,700

Russian Federation—0.8%
Russian Railways Via RZD Capital PLC,
2.20%, 5/23/27	200	229,848

	Principal Amount (000s)	Value^

Spain—4.6%
Banco Santander S.A.,
1.125%, 6/23/27	€200	$226,212
Banco Santander SA,
0.30%, 10/4/26	100	112,019
Bankinter S.A.,
0.625%, 10/6/27	200	212,550
Iberdrola International BV (c)(d),
1.875%, 2/22/23 (converts to FRN on 5/22/23)	600	674,815
3.25%, 11/12/24 (converts to FRN on 5/11/26)	100	119,367

		1,344,963

Sweden—3.0%
SKF AB,
0.875%, 11/15/29	200	223,251
Telia Co AB, (converts to FRN on 5/11/26) (d),
1.375%, 5/11/81	400	425,247
Vattenfall AB,
0.05%, 10/15/25	200	222,534

		871,032

United Kingdom—5.9%
Anglian Water Services Financing PLC,
1.625%, 8/10/25	£400	508,586
Bazalgette Finance PLC,
2.375%, 11/29/27	100	133,304
Cadent Finance PLC,
0.75%, 3/11/32	€100	110,136
Northern Powergrid Northeast PLC,
1.875%, 6/16/62	£100	128,711
Royal Bank of Scotland Group PLC, (converts to FRN on 5/22/23) (d),
2.359%, 5/22/24	$150	154,042
Scottish Hydro Electric Transmission PLC,
2.25%, 9/27/35	£500	675,438

		1,710,217

United States—25.8%
Analog Devices, Inc.,
2.95%, 4/1/25	$100	108,429
Apple, Inc.,
3.00%, 6/20/27	500	559,624
Avangrid, Inc.,
3.20%, 4/15/25	200	218,766
3.80%, 6/1/29	300	348,701

Schedule of Investments

AllianzGI Green Bond Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)		Value^

Bank of America Corp. (d),
2.456%, 10/22/25 (converts to FRN on 10/22/24)		$600	$631,223
3.499%, 5/17/22 (converts to FRN on 5/17/21)		400	409,627
Boston Properties L.P.,
3.40%, 6/21/29		300	331,370
Citigroup, Inc., (converts to FRN on 5/15/23) (d),
1.678%, 5/15/24		350	356,807
DTE Electric Co.,
3.95%, 3/1/49		200	245,201
Duke Energy Carolinas LLC,
3.95%, 11/15/28		100	119,095
Duke Realty L.P.,
2.875%, 11/15/29		400	436,285
Hanwha Energy USA Holdings Corp.,
2.375%, 7/30/22		400	410,729
Interstate Power & Light Co.,
4.10%, 9/26/28		100	115,835
Metropolitan Life Global Funding I, (converts to FRN on 5/15/23),
0.95%, 7/2/25		400	400,250
NextEra Energy Capital Holdings, Inc.,
2.20%, 12/2/26	AUD	300	205,781
Niagara Mohawk Power Corp. (a)(b),
1.96%, 6/27/30		$200	199,600
Northern States Power Co.,
2.60%, 6/1/51		200	204,775
Prologis Euro Finance LLC,
0.375%, 2/6/28		€100	110,585
Public Service Co. of Colorado, Ser. 34,
3.20%, 3/1/50		$700	784,324
Southwestern Public Service Co.,
3.15%, 5/1/50		300	324,662
Verizon Communications, Inc.,
3.875%, 2/8/29		100	118,547
VF Corp.,
0.25%, 2/25/28		€400	425,502

Welltower, Inc.,
2.70%, 2/15/27		$400	415,039

			7,480,757

Total Corporate Bonds & Notes (cost—$24,516,102)			25,222,181

	Principal Amount (000s)		Value^

SOVEREIGN DEBT OBLIGATIONS—11.0%

Canada—0.4%
Province of Quebec Canada,
2.60%, 7/6/25	CAD	150	$120,311

Chile—2.6%
Chile Government International Bond,
0.83%, 7/2/31		€200	220,845
1.25%, 1/29/40		500	539,893

			760,738

Korea (Republic of)—3.2%
Export-Import Bank of Korea,
0.829%, 4/27/25		100	114,928
1.046%, 3/22/23 (d)		$400	400,880
Korea Electric Power Corp.,
1.125%, 6/15/25		200	200,613
Korea South-East Power Co., Ltd.,
2.125%, 2/3/25		200	208,989

			925,410

Spain—0.4%
Autonomous Community of Madrid Spain,
0.827%, 7/30/27		€100	116,362

Supranational—3.7%
African Development Bank, SOFR + 0.320% (d),
0.41%, 11/18/20		$100	100,107
Central American Bank for Economic Integration, 3 mo. LIBOR + 0.850% (d),
1.242%, 11/15/24		750	750,555
Corp Andina de Fomento,
0.625%, 11/20/26		€200	216,316

			1,066,978

Sweden—0.7%
City of Gothenburg Sweden,
0.455%, 11/27/25	SEK	2,000	215,450

Total Sovereign Debt Obligations (cost—$3,184,592)			3,205,249

Schedule of Investments

AllianzGI Green Bond Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Repurchase Agreements—2.0%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $575,000; collateralized by U.S. Treasury Notes, 2.875%, due 11/30/25, valued at $586,503 including accrued interest (cost—$575,000)	$575	$575,000

Total Investments (cost—$28,275,694)—99.9%		29,002,430

Other assets less liabilities (f)—0.1%		42,351

Net Assets—100.0%		$29,044,781

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $1,219,481, representing 4.2% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $1,219,481, representing 4.2% of net assets.

(c)	Perpetual maturity. The date shown, if any, is the next call date.
(d)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2020.
(e)	Hybrid bond.

(f)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2020:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
Euro-Bund 10-Year Bond	32	9/8/20	EUR	3,200	$6,346	$105,660
Short position contracts:
10-Year U.S. Treasury Note	(30)	9/21/20		$(3,000)	$(4,175)	$(10,367)

						$95,293

Forward foreign currency contracts outstanding at June 30, 2020:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value June 30, 2020	Unrealized Appreciation	Unrealized Depreciation
Purchased:
396,000 Euro settling 9/30/20	State Street Bank London	$447,400	$445,792	$—	$(1,608)
Sold:
300,000 Australian Dollar settling 9/30/20	State Street Bank London	207,198	207,087	111	—
164,700 Canadian Dollar settling 9/30/20	State Street Bank London	121,288	121,338	—	(50)
12,110,000 Euro settling 9/30/20	State Street Bank London	13,681,955	13,632,690	49,265	—
1,475,000 British Pound settling 9/30/20	State Street Bank London	1,846,111	1,828,626	17,485	—
2,000,000 Swedish Krona settling 9/30/20	State Street Bank London	214,965	214,870	95	—

				$66,956	$(1,658)

(g)	At June 30, 2020, the Fund pledged $180,010 in cash as collateral for futures contracts.

Schedule of Investments

AllianzGI Green Bond Fund

June 30, 2020 (unaudited) (continued)

Glossary:

AUD—Australian Dollar

£—British Pound

CAD—Canadian Dollar

EURIBOR—Euro Inter-Bank Offered Rate

€/EUR—Euro

FRN—Floating Rate Note

LIBOR—London Inter-Bank Offered Rate

SEK—Swedish Krona

SOFR—Secured Overnight Financing Rate

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Electric Utilities	31.2%
Banks	16.2%
Sovereign Debt Obligations	11.0%
Real Estate	5.6%
Insurance	5.1%
Equity Real Estate Investment Trusts (REITs)	4.8%
Chemicals	3.0%
Transportation	3.0%
Energy-Alternate Sources	2.7%
Telecommunications	2.6%
Water Utilities	2.2%
Computers	1.9%
Apparel & Textiles	1.5%
Environmental Services	1.4%
Semiconductors	1.3%
Diversified Financial Services	1.3%
Food & Beverage	1.2%
Metal Fabricate/Hardware	0.8%
Containers & Packaging	0.7%
Paper & Forest Products	0.4%
Repurchase Agreements	2.0%
Other assets less liabilities	0.1%

100.0%

Schedule of Investments

AllianzGI High Yield Bond Fund

June 30, 2020 (unaudited)

	Principal Amount (000s)	Value^

CORPORATE BONDS & NOTES—92.4%

Aerospace & Defense—2.9%
Kratos Defense & Security Solutions, Inc. (a)(b),
6.50%, 11/30/25	$695	$723,596
TransDigm, Inc.,
5.50%, 11/15/27	635	556,079
6.50%, 5/15/25	1,150	1,078,349
Triumph Group, Inc. (a)(b),
6.25%, 9/15/24	790	673,064

		3,031,088

Auto Components—2.8%
Adient U.S. LLC (a)(b),
7.00%, 5/15/26	745	780,387
American Axle & Manufacturing, Inc.,
6.25%, 4/1/25	540	531,741
Clarios Global LP (a)(b),
8.50%, 5/15/27	850	856,354
Goodyear Tire & Rubber Co.,
5.00%, 5/31/26	825	771,379

		2,939,861

Auto Manufacturers—3.4%
Ford Motor Co.,
9.00%, 4/22/25	535	579,472
9.625%, 4/22/30	775	919,286
Ford Motor Credit Co LLC,
5.125%, 6/16/25	270	270,169
Navistar International Corp. (a)(b),
6.625%, 11/1/25	815	774,335
Tesla, Inc. (a)(b),
5.30%, 8/15/25	1,020	1,020,107

		3,563,369

Building Materials—0.7%
Builders FirstSource, Inc. (a)(b),
5.00%, 3/1/30	795	749,164

Chemicals—1.3%
PQ Corp. (a)(b),
5.75%, 12/15/25	470	475,238
Tronox, Inc. (a)(b),
6.50%, 4/15/26	1,000	937,400

		1,412,638

Commercial Services—2.4%
Cenveo Corp. (c)(d)(e),
6.00%, 5/15/24	2,299	42,141
Herc Holdings, Inc. (a)(b),
5.50%, 7/15/27	560	562,621

	Principal Amount (000s)	Value^

Laureate Education, Inc. (a)(b),
8.25%, 5/1/25	$710	$750,825
RR Donnelley & Sons Co.,
7.00%, 2/15/22	703	684,381
United Rentals North America, Inc.,
5.25%, 1/15/30	535	553,626

		2,593,594

Computers—0.8%
Dell International LLC (a)(b),
7.125%, 6/15/24	810	839,919

Containers & Packaging—2.3%
Berry Global, Inc. (a)(b),
5.625%, 7/15/27	1,050	1,082,188
Owens-Brockway Glass Container, Inc. (a)(b),
6.625%, 5/13/27	740	770,987
Trivium Packaging Finance BV (a)(b),
8.50%, 8/15/27	525	562,309

		2,415,484

Distribution/Wholesale—1.7%
H&E Equipment Services, Inc.,
5.625%, 9/1/25	830	840,288
Performance Food Group, Inc. (a)(b),
5.50%, 10/15/27	1,000	966,830

		1,807,118

Diversified Financial Services—4.9%
CCF Holdings LLC, PIK 10.75% (a)(b)(d)(e),
10.75%, 12/15/23	3,268	902,973
Community Choice Financial Issuer LLC (cost—$2,000,000; purchased 9/6/18) (a)(b)(g),
9.00%, 6/15/23	2,000	2,003,130
Navient Corp.,
5.00%, 3/15/27	275	231,604
6.75%, 6/15/26	525	489,465
Springleaf Finance Corp.,
6.625%, 1/15/28	440	436,343
8.25%, 10/1/23	1,045	1,121,959

		5,185,474

Electric Utilities—0.7%
NRG Energy, Inc.,
5.75%, 1/15/28	660	697,828

Electrical Equipment—1.4%
Energizer Holdings, Inc. (a)(b),
7.75%, 1/15/27	665	710,609

Schedule of Investments

AllianzGI High Yield Bond Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

WESCO Distribution, Inc. (a)(b),
7.25%, 6/15/28	$720	$761,090

		1,471,699

Engineering & Construction—0.8%
AECOM,
5.875%, 10/15/24	740	801,128

Entertainment—5.0%
AMC Entertainment Holdings, Inc. (a)(b),
10.50%, 4/15/25	875	713,191
Cedar Fair L.P.,
5.375%, 4/15/27	870	781,177
Colt Merger Sub, Inc. (a)(b),
8.125%, 7/1/27	550	536,250
International Game Technology PLC (a)(b),
6.25%, 1/15/27	835	853,633
Lions Gate Capital Holdings LLC (a)(b),
6.375%, 2/1/24	960	938,990
Scientific Games International, Inc. (a)(b),
8.25%, 3/15/26	560	497,955
Stars Group Holdings BV (a)(b),
7.00%, 7/15/26	955	1,008,896

		5,330,092

Food & Beverage—3.8%
Albertsons Cos., Inc. (a)(b),
4.875%, 2/15/30	715	732,253
7.50%, 3/15/26	370	401,672
Kraft Heinz Foods Co.,
6.50%, 2/9/40	845	1,019,319
Post Holdings, Inc. (a)(b),
5.75%, 3/1/27	1,030	1,069,042
U.S. Foods, Inc. (a)(b),
6.25%, 4/15/25	810	827,719

		4,050,005

Food Service—0.7%
Aramark Services, Inc. (a)(b),
5.00%, 2/1/28	750	714,221

Hand/Machine Tools—0.7%
Colfax Corp. (a)(b),
6.375%, 2/15/26	680	711,664

Healthcare-Products—0.9%
Avantor, Inc. (a)(b),
9.00%, 10/1/25	860	927,725

	Principal Amount (000s)	Value^

Healthcare-Services—4.9%
Centene Corp.,
4.625%, 12/15/29	$465	$491,737
5.375%, 6/1/26 (a)(b)	600	625,749
Charles River Laboratories International, Inc. (a)(b),
5.50%, 4/1/26	400	417,162
Encompass Health Corp.,
4.75%, 2/1/30	410	392,243
HCA, Inc.,
5.375%, 9/1/26	495	540,144
5.625%, 9/1/28	490	547,683
IQVIA, Inc. (a)(b),
5.00%, 5/15/27	530	543,367
Select Medical Corp. (a)(b),
6.25%, 8/15/26	605	612,974
Tenet Healthcare Corp. (a)(b),
6.25%, 2/1/27	1,050	1,045,401

		5,216,460

Home Builders—1.5%
KB Home,
4.80%, 11/15/29	315	310,472
Picasso Finance Sub, Inc. (a)(b),
6.125%, 6/15/25	540	551,475
Taylor Morrison Communities, Inc. (a)(b),
5.75%, 1/15/28	715	738,995

		1,600,942

Household Products/Wares—1.1%
Prestige Brands, Inc. (a)(b),
5.125%, 1/15/28	645	653,062
Spectrum Brands, Inc.,
5.75%, 7/15/25	500	514,693

		1,167,755

Internet—1.9%
Go Daddy Operating Co. LLC (a)(b),
5.25%, 12/1/27	740	754,663
Match Group, Inc. (a)(b),
5.00%, 12/15/27	400	417,644
Netflix, Inc. (a)(b),
5.375%, 11/15/29	725	797,297

		1,969,604

Iron/Steel—0.4%
Cleveland-Cliffs, Inc.,
5.875%, 6/1/27	490	405,691

Schedule of Investments

AllianzGI High Yield Bond Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Leisure—0.5%
Royal Caribbean Cruises Ltd. (a)(b),
11.50%, 6/1/25	$535	$558,131

Lodging—2.0%
Boyd Gaming Corp. (a)(b),
8.625%, 6/1/25	500	523,438
MGM Resorts International,
6.75%, 5/1/25	550	546,950
Wyndham Hotels & Resorts, Inc. (a)(b),
5.375%, 4/15/26	540	521,319
Wynn Las Vegas LLC (a)(b),
5.50%, 3/1/25	530	486,643

		2,078,350

Machinery-Construction & Mining—0.5%
Terex Corp. (a)(b),
5.625%, 2/1/25	560	512,400

Media—9.7%
CCO Holdings LLC (a)(b),
5.125%, 5/1/27	775	802,939
5.375%, 6/1/29	775	818,508
5.50%, 5/1/26	260	270,035
Clear Channel Worldwide Holdings, Inc.,
9.25%, 2/15/24	667	620,467
CSC Holdings LLC (a)(b),
7.50%, 4/1/28	860	940,973
7.75%, 7/15/25	580	604,946
10.875%, 10/15/25	705	759,528
DISH DBS Corp.,
5.875%, 11/15/24	770	766,754
7.375%, 7/1/28 (a)(b)	545	544,319
Gray Television, Inc. (a)(b),
5.875%, 7/15/26	730	728,952
LiveStyle, Inc. (cost—$2,761,000; purchased 1/31/2014-2/3/2014) (a)(b)(c)(d)(e)(g)(i),
9.625%, 2/1/19	2,761	3
Meredith Corp.,
6.875%, 2/1/26	1,100	915,893
Nexstar Broadcasting, Inc. (a)(b),
5.625%, 7/15/27	1,025	1,027,593
Sirius XM Radio, Inc. (a)(b),
5.00%, 8/1/27	725	744,782
Virgin Media Secured Finance PLC (a)(b),
5.50%, 5/15/29	700	738,987

		10,284,679

Metal Fabricate/Hardware—1.0%
Park-Ohio Industries, Inc.,
6.625%, 4/15/27	1,255	1,033,568

	Principal Amount (000s)	Value^

Mining—3.2%
Alcoa Nederland Holding BV (a)(b),
6.75%, 9/30/24	$1,005	$1,029,487
Constellium SE (a)(b),
6.625%, 3/1/25	720	730,357
Freeport-McMoRan, Inc.,
5.25%, 9/1/29	1,045	1,073,361
Joseph T. Ryerson & Son, Inc. (a)(b),
11.00%, 5/15/22	500	512,193

		3,345,398

Miscellaneous Manufacturing—1.0%
Koppers, Inc. (a)(b),
6.00%, 2/15/25	1,100	1,073,171

Oil, Gas & Consumable Fuels—4.9%
CNX Resources Corp. (a)(b),
7.25%, 3/14/27	805	741,622
Continental Resources, Inc.,
4.375%, 1/15/28	335	295,473
EQT Corp.,
7.00%, 2/1/30	455	469,273
Occidental Petroleum Corp.,
5.55%, 3/15/26	900	823,271
Occidental Petroleum Corp.,
3.50%, 6/15/25	620	527,000
PBF Holding Co. LLC (a)(b),
6.00%, 2/15/28	705	586,913
PDC Energy, Inc.,
5.75%, 5/15/26	280	255,683
Sunoco L.P.,
5.50%, 2/15/26	330	326,700
5.875%, 3/15/28	205	204,225
Transocean, Inc. (a)(b),
7.50%, 1/15/26	330	183,150
USA Compression Partners L.P.,
6.875%, 9/1/27	495	475,200
WPX Energy, Inc.,
5.75%, 6/1/26	280	272,414

		5,160,924

Paper & Forest Products—0.7%
Mercer International, Inc.,
7.375%, 1/15/25	725	723,564

Personal Products—0.5%
Edgewell Personal Care Co. (a)(b),
5.50%, 6/1/28	525	541,078

Pharmaceuticals—2.7%
Bausch Health Americas, Inc. (a)(b),
8.50%, 1/31/27	815	866,528

Schedule of Investments

AllianzGI High Yield Bond Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Bausch Health Cos., Inc. (a)(b),
5.25%, 1/30/30	$535	$508,181
7.25%, 5/30/29	755	793,365
Horizon Therapeutics USA, Inc. (a)(b),
5.50%, 8/1/27	685	713,811

		2,881,885

Pipelines—2.8%
Cheniere Energy Partners L.P.,
5.625%, 10/1/26	540	541,350
Crestwood Midstream Partners L.P.,
5.75%, 4/1/25	860	745,521
DCP Midstream Operating L.P.,
5.125%, 5/15/29	590	564,447
EQM Midstream Partners LP (a)(b),
6.50%, 7/1/27	520	533,952
Targa Resources Partners L.P.,
6.50%, 7/15/27	585	598,162

		2,983,432

Real Estate—1.5%
Iron Mountain, Inc. (a)(b),
4.875%, 9/15/27	775	757,249
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	860	858,379

		1,615,628

Retail—2.6%
1011778 BC ULC (a)(b),
5.00%, 10/15/25	700	697,687
Asbury Automotive Group, Inc. (a)(b),
4.75%, 3/1/30	440	430,100
Conn’s, Inc.,
7.25%, 7/15/22	1,100	878,366
Yum! Brands, Inc. (a)(b),
4.75%, 1/15/30	770	783,641

		2,789,794

Semiconductors—0.7%
Amkor Technology, Inc. (a)(b),
6.625%, 9/15/27	745	799,150

Software—2.4%
j2 Cloud Services LLC (a)(b),
6.00%, 7/15/25	700	714,073
Rackspace Hosting, Inc. (a)(b),
8.625%, 11/15/24	1,080	1,100,520
SS&C Technologies, Inc. (a)(b),
5.50%, 9/30/27	745	762,094

		2,576,687

	Principal Amount (000s)	Value^

Telecommunications—7.3%
CenturyLink, Inc.,
5.125%, 12/15/26 (a)(b)	$1,030	$1,029,027
7.50%, 4/1/24, Ser. Y	705	775,965
Cincinnati Bell, Inc. (a)(b),
7.00%, 7/15/24	960	982,191
CommScope Technologies LLC (a)(b),
6.00%, 6/15/25	1,030	997,349
Consolidated Communications, Inc.,
6.50%, 10/1/22	950	878,156
Hughes Satellite Systems Corp.,
6.625%, 8/1/26	815	848,774
Sprint Corp.,
7.625%, 3/1/26	930	1,099,897
T-Mobile USA, Inc.,
6.50%, 1/15/26	1,045	1,093,263

		7,704,622

Toys/Games/Hobbies—0.5%
Mattel, Inc. (a)(b),
5.875%, 12/15/27	500	520,300

Transportation—0.9%
XPO Logistics, Inc. (a)(b),
6.125%, 9/1/23	375	380,664
6.50%, 6/15/22	525	526,825

		907,489

Total Corporate Bonds & Notes (cost—$105,133,196)		97,692,773

	Shares

PREFERRED STOCK (a)(d)(e)(h)(i)—5.2%

Media—5.2%
LiveStyle, Inc., Ser. A	2,672	399,464
LiveStyle, Inc., Ser. B (f)	57,581	5,054,460

Total Preferred Stock (cost—$5,907,093)		5,453,924

COMMON STOCK (d)(e)(h)—0.0%

Aerospace & Defense—0.0%
Erickson, Inc. (a)	2,675	45,100

Banks—0.0%
CCF Holdings LLC Class A (cost—$0; purchased 12/18/18) (g)	8,562	1
CCF Holdings LLC Class B (cost—$0; purchased 12/12/18) (f)(g)	7,143	—	†

		1

Schedule of Investments

AllianzGI High Yield Bond Fund

June 30, 2020 (unaudited) (continued)

	Shares	Value^

Media—0.0%
LiveStyle, Inc. (a)(i)	67,983	$7

Total Common Stock (cost—$1,491,067)		45,108

	Units

WARRANTS (d)(e)(h)—0.0%

Advertising—0.0%
Affinion Group Holdings, Inc., exercise price $67.12, expires 4/1/24 (cost—$769,740; purchased 4/10/19) (g)	3,898	2,495

Media—0.0%
LiveStyle, Inc., Ser. C, expires 11/30/21 (a)(i)	14,500	2

Total Warrants (cost—$769,740)		2,497

	Principal Amount (000s)

Repurchase Agreements—1.8%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $1,903,000; collateralized by U.S. Treasury Notes, 2.875%, due 11/30/25, valued at $1,941,154 including accrued interest (cost—$1,903,000)	$1,903	1,903,000

Total Investments (cost—$115,204,096)—99.4%		105,097,302

Other assets less liabilities—0.6%		686,234

Net Assets—100.0%		$105,783,536

Notes to Schedule of Investments:

†	Actual amount rounds to less than $1.
(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $69,371,333, representing 65.6% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $63,872,300, representing 60.4% of net assets.

(c)	In default.
(d)	Fair-Valued—Securities with an aggregate value of $6,446,646, representing 6.1% of net assets.
(e)	Level 3 security.
(f)	Affiliated security.
(g)	Restricted. The aggregate cost of such securities is $5,530,741. The aggregate value is $2,005,630, representing 1.9% of net assets.
(h)	Non-income producing.
(i)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 5.2% of net assets.

Glossary:

PIK—Payment-in-Kind

Schedule of Investments

AllianzGI International Small-Cap Fund

June 30, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—96.8%

Australia—5.8%
Ansell Ltd.	11,852	$301,277
Austal Ltd.	269,663	607,832
Bapcor Ltd.	72,114	297,415
Cleanaway Waste Management Ltd.	393,420	604,047
JB Hi-Fi Ltd.	5,445	162,911
NEXTDC Ltd. (c)	83,211	572,344
Northern Star Resources Ltd.	54,700	515,876
Paradigm Biopharmaceuticals Ltd. (c)	35,678	79,133
Pro Medicus Ltd.	19,500	359,079
Seven Group Holdings Ltd.	41,200	495,546
Starpharma Holdings Ltd. (c)	258,859	201,896
Worley Ltd.	48,657	297,723

		4,495,079

Austria—1.4%
Wienerberger AG	49,042	1,068,363

Denmark—3.4%
Ambu A/S, Class B	45,131	1,426,693
SimCorp A/S	11,256	1,217,362

		2,644,055

Finland—1.2%
Huhtamaki Oyj (c)	24,180	956,581

France—5.3%
Korian S.A.	30,269	1,110,967
Nexity S.A.	26,014	846,174
SCOR SE (c)	41,310	1,140,910
SPIE S.A.	67,952	1,021,054

		4,119,105

Germany—8.9%
Alstria office REIT-AG	60,386	898,736
Bechtle AG	6,731	1,193,007
CANCOM SE	19,452	1,036,959
Hella GmbH & Co. KGaA	28,225	1,159,449
Scout24 AG (a)	15,544	1,202,604
Siltronic AG (c)	13,474	1,381,676

		6,872,431

Hong Kong—2.2%
Alphamab Oncology (a)(c)	78,000	181,537
Hutchison China MediTech Ltd. ADR (c)	17,700	488,166
Nissin Foods Co., Ltd.	785,000	633,719
Techtronic Industries Co., Ltd.	40,000	395,782

		1,699,204

Indonesia—0.2%
Jasa Marga Persero Tbk PT (c)	356,900	110,314

Ireland—0.9%
Dalata Hotel Group PLC	224,790	721,574

	Shares	Value^

Italy—2.4%
Buzzi Unicem SpA	54,233	$1,171,850
ERG SpA	31,159	673,300

		1,845,150

Japan—31.1%
Anritsu Corp.	71,400	1,696,264
Azbil Corp.	47,400	1,448,758
CKD Corp.	83,500	1,485,992
COMSYS Holdings Corp.	31,200	925,237
Fuji Electric Co., Ltd.	40,300	1,109,215
Fuji Oil Holdings, Inc.	20,300	522,328
Glory Ltd.	28,200	643,255
GLP J-Reit REIT	276	398,834
Heiwa Real Estate Co., Ltd.	40,000	1,145,994
HOLON Co., Ltd.	5,600	251,969
Itochu Techno-Solutions Corp.	60,700	2,282,731
Jeol Ltd.	46,100	1,280,496
Marui Group Co., Ltd.	80,100	1,448,953
Mitsubishi UFJ Lease & Finance Co., Ltd.	231,900	1,106,591
Nihon M&A Center, Inc.	6,000	272,868
Nihon Unisys Ltd.	52,700	1,656,952
PALTAC Corp.	10,900	502,853
Penta-Ocean Construction Co., Ltd.	311,000	1,679,524
Ryohin Keikaku Co., Ltd.	18,800	267,402
T&D Holdings, Inc.	27,900	239,639
Taiyo Yuden Co., Ltd.	12,100	378,372
TechnoPro Holdings, Inc.	16,400	946,765
Tokyu Fudosan Holdings Corp.	212,800	1,001,112
Yaoko Co., Ltd.	7,400	529,683
Zenkoku Hosho Co., Ltd.	22,100	834,892

		24,056,679

Korea (Republic of)—0.7%
Koh Young Technology, Inc.	6,590	550,780

Netherlands—3.0%
ASM International NV	8,533	1,313,626
ASR Nederland NV	33,272	1,023,691

		2,337,317

Norway—2.4%
Elkem ASA (a)	379,882	782,943
Storebrand ASA (c)	208,036	1,084,125

		1,867,068

Singapore—1.7%
Mapletree Commercial Trust REIT	328,571	459,738
Mapletree Industrial Trust REIT	397,400	826,680

		1,286,418

Sweden—2.9%
AAK AB (c)	74,666	1,288,743
Elekta AB, Class B	102,610	955,850

		2,244,593

Schedule of Investments

AllianzGI International Small-Cap Fund

June 30, 2020 (unaudited) (continued)

	Shares	Value^

Switzerland—5.3%
Galenica AG (a)	13,952	$1,000,292
Georg Fischer AG	1,226	1,056,935
Interroll Holding AG	570	1,153,152
OC Oerlikon Corp. AG	105,717	867,219

		4,077,598

Taiwan—1.8%
ASMedia Technology, Inc.	5,000	244,860
Taiwan Surface Mounting Technology Corp.	131,000	582,487
Win Semiconductors Corp.	33,000	336,932
Yageo Corp.	20,000	260,557

		1,424,836

United Kingdom—16.2%
ASOS PLC (c)	31,811	1,352,044
Auto Trader Group PLC (a)	182,427	1,187,737
Crest Nicholson Holdings PLC	242,203	592,068
Derwent London PLC REIT	25,865	889,725
Genus PLC	28,596	1,251,799
HomeServe PLC	73,811	1,193,301
Howden Joinery Group PLC	149,903	1,026,262
Intermediate Capital Group PLC	62,209	992,471
Moneysupermarket.com Group PLC	282,494	1,133,196
Rotork PLC	307,783	1,065,238
Spectris PLC	27,894	871,201
Wizz Air Holdings PLC (a)(c)	23,399	966,778

		12,521,820

Total Common Stock (cost—$66,417,151)		74,898,965

	Shares	Value^

PREFERRED STOCK—1.8%
Germany—1.8%
Jungheinrich AG (cost—$1,597,575)	58,459	$1,374,481

	Principal Amount (000s)

Repurchase Agreements—0.4%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $287,000; collateralized by U.S. Treasury Notes, 3.00%, due 10/31/25, valued at $292,775 including accrued interest (cost—$287,000)	$287	287,000

Total Investments (cost—$68,301,726) (b)—99.0%		76,560,446

Other assets less liabilities—1.0%		811,331

Net Assets—100.0%		$77,371,777

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $5,321,891, representing 6.9% of net assets.

(b)	Securities with an aggregate value of $74,716,917, representing 96.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Forward foreign currency contracts outstanding at June 30, 2020:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value June 30, 2020	Unrealized Depreciation
Purchased:
28,149 Singapore Dollar settling 7/2/20	State Street Bank London	$20,281	$20,199	$(82)

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI International Small-Cap Fund

June 30, 2020 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	10.4%
IT Services	8.7%
Semiconductors & Semiconductor Equipment	6.0%
Electronic Equipment, Instruments & Components	6.0%
Healthcare Equipment & Supplies	5.1%
Insurance	4.5%
Equity Real Estate Investment Trusts (REITs)	4.5%
Commercial Services & Supplies	3.6%
Construction & Engineering	3.4%
Internet & Direct Marketing Retail	3.2%
Food Products	3.2%
Interactive Media & Services	3.1%
Construction Materials	2.9%
Healthcare Providers & Services	2.7%
Diversified Financial Services	2.5%
Real Estate Management & Development	2.4%
Multi-Line Retail	2.2%
Trading Companies & Distributors	2.0%
Biotechnology	2.0%
Professional Services	1.6%
Software	1.6%
Auto Components	1.5%
Real Estate	1.5%
Electrical Equipment	1.4%
Capital Markets	1.3%
Airlines	1.2%
Containers & Packaging	1.2%
Distributors	1.0%
Chemicals	1.0%
Hotels, Restaurants & Leisure	0.9%
Pharmaceuticals	0.9%
Independent Power Producers & Energy Traders	0.9%
Aerospace & Defense	0.8%
Household Durables	0.8%
Food & Staples Retailing	0.7%
Metals & Mining	0.7%
Healthcare Technology	0.5%
Energy Equipment & Services	0.4%
Specialty Retail	0.2%
Transportation Infrastructure	0.1%
Repurchase Agreements	0.4%
Other assets less liabilities	1.0%

100.0%

Schedule of Investments

AllianzGI PerformanceFee Managed Futures Strategy Fund

June 30, 2020 (unaudited)

	Principal Amount (000s)	Value^

U.S. TREASURY OBLIGATIONS—72.8%

U.S. Treasury Notes,
1.375%, 8/31/20	$3,300	$3,306,961
1.375%, 9/30/20	3,300	3,310,312
1.375%, 10/31/20	3,300	3,313,922
1.625%, 7/31/20	3,300	3,304,125
1.625%, 11/30/20	3,600	3,621,656
1.75%, 12/31/20	3,300	3,326,555

Total U.S. Treasury Obligations (cost—$20,145,199)		20,183,531

	Shares

MUTUAL FUND—4.5%
AllianzGI Short Duration High Income (a)(b) (cost—$1,311,776)	91,076	1,247,743

	Principal Amount (000s)	Value^

Repurchase Agreements—0.8%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $209,000; collateralized by U.S. Treasury Notes, 2.875%, due 11/30/25, valued at $213,191 including accrued interest (cost—$209,000)	$209	$209,000

Total Investments (cost—$21,665,975)—78.1%		21,640,274

Other assets less liabilities (c)—21.9%		6,077,344

Net Assets—100.0%		$27,717,618

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Class R6 share.

(c)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2020:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
10-Year U.S. Treasury Note	140	9/21/20		$14,000		$19,484	$66,994
Aluminum†	51	7/13/20		1		2,032	162,793
Aluminum†	61	8/17/20		2		2,453	53,987
Australia Government 10-Year Bond	48	9/15/20	AUD	4,800		4,929	6,538
Australian Dollar	10	9/14/20		$1,000		690	4,159
Bovespa Index	5	8/12/20	BRL	—	(e)	88	(826)
Canada Government 10-Year Bond	57	9/21/20	CAD	5,700		6,458	19,728
Canadian Dollar	7	9/15/20		700		515	858
Copper†	6	3/29/21		$150		413	6,444
E-mini S&P 500 Index	9	9/18/20		—	(e)	1,391	18,631
Euro-BTP	10	9/8/20	EUR	1,616		1,439	18,315
Euro-Bund 10-Year Bond	8	9/8/20		1,587		1,412	8,014
Euro Currency	35	9/14/20		$4,375		4,923	(13,712)
Euro-OAT	10	9/8/20	EUR	1,000		1,884	9,282
FTSE 100 Index	1	9/18/20	GBP	—	(e)	76	(831)
FTSE/JSE Top 40 Index	6	9/17/20	ZAR	—	(e)	174	2,392
FTSE China A50 Index	29	7/30/20		$—	(e)	397	1,774
FTSE/MIB Index	1	9/18/20	EUR	—	(e)	108	(877)
Gold 100 Oz†	9	12/29/20		$1		1,638	58,050
Japan Government 10-Year Bond	1	9/14/20	JPY	100,000		1,407	(1,204)
Japanese Yen	16	9/14/20		20		1,854	(16,273)
Mini DAX European Index	5	9/18/20	EUR	—	(e)	346	(19)
MSCI Taiwan Index	9	7/30/20		$1		389	(2,412)
New Zealand Dollar	9	9/14/20		900		581	3,321
Nickel†	11	7/13/20		—	(e)	842	44,103
Nickel†	11	8/17/20		—	(e)	844	8,031

Schedule of Investments

AllianzGI PerformanceFee Managed Futures Strategy Fund

June 30, 2020 (unaudited) (continued)

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Nickel†	2	9/14/20		$—	(e)	$154	$(1,139)
Silver†	2	3/29/21		10		189	5,358
S&P/TSX 60 Index	1	9/17/20	CAD	—	(e)	137	2,380
TOPIX Index	9	9/10/20	JPY	90		1,299	(33,747)
United Kingdom Government 10-Year Gilt	32	9/28/20	GBP	3,200		5,458	16,950

							$447,062

Short position contracts:
Aluminum†	(51)	7/13/20		$(1)		$(2,032)	$(144,177)
Aluminum†	(61)	8/17/20		(2)		(2,453)	(181,125)
Aluminum†	(46)	9/14/20		(1)		(1,858)	(39,897)
Arabica Coffee†	(19)	5/18/21		(713)		(758)	(25,141)
Brent Crude†	(7)	9/30/20		(7)		(291)	(3,793)
British Pound	(16)	9/14/20		(1,000)		(1,240)	9,152
Cattle Feeder†	(3)	11/19/20		(150)		(202)	594
Cocoa†	(9)	5/13/21		(—)(e)		(195)	4,213
Corn†	(69)	3/12/21		(345)		(1,246)	(75,110)
Cotton†	(19)	5/6/21		(950)		(589)	(11,270)
Gas Oil†	(8)	9/10/20		(1)		(287)	(11,940)
KC HRW Wheat†	(21)	3/12/21		(105)		(487)	(810)
Lean Hogs†	(24)	12/14/20		(960)		(497)	15,806
Live Cattle†	(7)	2/26/21		(280)		(301)	1,577
Natural Gas†	(73)	9/28/20		(730)		(1,377)	(7,015)
Nickel†	(11)	7/13/20		(—)(e)		(842)	(71,868)
Nickel†	(11)	8/17/20		(—)(e)		(844)	(40,863)
Nickel†	(10)	9/14/20		(—)(e)		(768)	(15,093)
Platinum†	(7)	1/27/21		(—)(e)		(300)	(12,857)
Soybean†	(25)	11/13/20		(125)		(1,103)	(18,151)
Sugar No. 11†	(18)	6/30/21		(2,016)		(242)	(4,356)
WTI Crude Oil†	(7)	9/22/20		(7)		(276)	2,667

							$(629,457)

							$(182,395)

†	All or a portion of this security is owned by AllianzGI PerformanceFee Managed Futures Strategy Offshore Fund Ltd., which is a wholly-owned subsidiary of the Fund.

Credit default swaps agreements outstanding at June 30, 2020:

Centrally cleared buy protection swap agreements(1):

Broker (Exchange)/ Reference Debt Issuer	Notional Amount (000s)(3)	Implied Credit Spread(2)	Termination Date	Fixed Deal Pay Rate	Payment Frequency	Value(4)	Upfront Premiums Received	Unrealized Appreciation
Goldman Sachs (ICE):
CDX.EM.33 Index	$440	1.97%	6/20/25	1.00%	Quarterly	$(19,506)	$(38,720)	$19,214

Schedule of Investments

AllianzGI PerformanceFee Managed Futures Strategy Fund

June 30, 2020 (unaudited) (continued)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at June 30, 2020 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	At June 30, 2020, the Fund pledged $3,340,967 in cash as collateral for futures contracts and $103,304 in cash as collateral for swap contracts.
(e)	Notional amount rounds to less than 500.

Glossary:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CDX—Credit Derivatives Index

EUR—Euro

FTSE—Financial Times Stock Exchange

GBP—British Pound

ICE—Intercontinental Exchange

JPY—Japanese Yen

JSE—Johannesburg Stock Exchange Limited

MSCI—Morgan Stanley Capital International

OAT—Obligations Assimilables du Trésor

TOPIX—Tokyo Stock Price Index

WTI—West Texas Intermediate

ZAR—South African Rand

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

June 30, 2020 (unaudited)

	Shares	Value^

EXCHANGE-TRADED FUNDS—99.5%

iShares Core S&P 500 (a)(cost—$51,524,894)	168,511	$52,186,172

	Principal Amount (000s)

Repurchase Agreements—0.5%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $248,000; collateralized by U.S. Treasury Notes, 2.875%, due 11/30/25, valued at $253,050 including accrued interest (cost—$248,000)	$248	248,000

Total Options Purchased—0.6% (cost—$746,801) (b)(c)(d)		312,515

Value^

Total Investments, before options written (cost—$52,519,695)—100.6%	$52,746,687

Total Options Written—(1.0)% (premiums received—$1,392,420) (b)(c)(d)	(544,046)

Total Investments, net of options written (cost—$51,127,275)—99.6%	52,202,641

Other assets less other liabilities—0.4%	215,016

Net Assets—100.0%	$52,417,657

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

June 30, 2020 (unaudited) (continued)

(d)	Exchange traded option contracts outstanding at June 30, 2020:

Options purchased contracts outstanding at June 30, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Call options:
CBOE Volatility Index	80.00 USD	7/22/20	133	$13,300	$1,995	$2,140	$(145)
CBOE Volatility Index	100.00 USD	7/22/20	988	98,800	7,410	49,646	(42,236)
CBOE Volatility Index	80.00 USD	8/19/20	133	13,300	5,985	3,737	2,248
S&P 500 Index	3,225.00 USD	7/1/20	2	200	20	4,254	(4,234)
S&P 500 Index	3,600.00 USD	7/1/20	6	600	15	161	(146)
S&P 500 Index	3,700.00 USD	7/1/20	3	300	8	44	(36)
S&P 500 Index	3,210.00 USD	7/2/20	2	200	195	5,050	(4,855)
S&P 500 Index	3,600.00 USD	7/2/20	6	600	30	139	(109)
S&P 500 Index	3,700.00 USD	7/2/20	85	8,500	212	4,377	(4,165)
S&P 500 Index	3,325.00 USD	7/6/20	2	200	65	5,715	(5,650)
S&P 500 Index	3,600.00 USD	7/6/20	11	1,100	55	118	(63)
S&P 500 Index	3,700.00 USD	7/6/20	6	600	30	457	(427)
S&P 500 Index	3,300.00 USD	7/8/20	2	200	195	6,254	(6,059)
S&P 500 Index	3,700.00 USD	7/8/20	6	600	30	353	(323)
S&P 500 Index	3,700.00 USD	7/10/20	24	2,400	120	927	(807)
S&P 500 Index	3,800.00 USD	7/10/20	47	4,700	235	1,075	(840)
S&P 500 Index	3,700.00 USD	7/17/20	7	700	87	112	(25)
S&P 500 Index	3,800.00 USD	7/17/20	59	5,900	442	3,985	(3,543)
S&P 500 Index	3,850.00 USD	7/17/20	3	300	23	75	(52)
S&P 500 Index	3,250.00 USD	7/27/20	2	200	3,000	2,004	996
S&P 500 Index	3,800.00 USD	7/27/20	6	600	120	127	(7)
S&P 500 Index	3,700.00 USD	7/31/20	27	2,700	1,215	1,110	105
S&P 500 Index	3,850.00 USD	7/31/20	3	300	68	123	(55)
S&P 500 Index	3,900.00 USD	7/31/20	16	1,600	320	686	(366)
S&P 500 Index	3,300.00 USD	8/14/20	1	100	1,945	1,502	443
S&P 500 Index	3,900.00 USD	8/14/20	3	300	135	138	(3)

	Total call options				$23,955	$94,309	$(70,354)

Put options:
CBOE Volatility Index	17.00 USD	7/22/20	779	$77,900	$1,947	$11,705	$(9,758)
S&P 500 Index	2,000.00 USD	7/1/20	6	600	15	157	(142)
S&P 500 Index	2,810.00 USD	7/1/20	9	900	158	13,951	(13,793)
S&P 500 Index	2,825.00 USD	7/1/20	9	900	203	10,891	(10,688)
S&P 500 Index	2,850.00 USD	7/1/20	6	600	135	12,121	(11,986)
S&P 500 Index	2,000.00 USD	7/2/20	4	400	10	103	(93)
S&P 500 Index	2,425.00 USD	7/2/20	3	300	30	768	(738)
S&P 500 Index	2,450.00 USD	7/2/20	4	400	50	755	(705)
S&P 500 Index	2,600.00 USD	7/2/20	6	600	120	2,161	(2,041)
S&P 500 Index	2,820.00 USD	7/2/20	9	900	562	11,700	(11,138)
S&P 500 Index	2,825.00 USD	7/2/20	9	900	585	9,690	(9,105)
S&P 500 Index	1,900.00 USD	7/6/20	2	200	15	52	(37)
S&P 500 Index	2,400.00 USD	7/6/20	4	400	110	715	(605)
S&P 500 Index	2,830.00 USD	7/6/20	9	900	1,417	9,951	(8,534)
S&P 500 Index	1,900.00 USD	7/8/20	3	300	53	52	1
S&P 500 Index	2,770.00 USD	7/8/20	5	500	1,112	9,319	(8,207)
S&P 500 Index	2,780.00 USD	7/8/20	14	1,400	3,325	21,041	(17,716)
S&P 500 Index	2,870.00 USD	7/8/20	9	900	4,230	10,243	(6,013)
S&P 500 Index	2,925.00 USD	7/8/20	4	400	3,260	10,411	(7,151)
S&P 500 Index	1,900.00 USD	7/10/20	13	1,300	357	413	(56)

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

June 30, 2020 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,400.00 USD	7/10/20	29	$2,900	$2,972	$14,038	$(11,066)
S&P 500 Index	2,720.00 USD	7/10/20	9	900	2,587	10,497	(7,910)
S&P 500 Index	2,760.00 USD	7/10/20	9	900	3,195	10,492	(7,297)
S&P 500 Index	2,770.00 USD	7/10/20	10	1,000	3,750	16,277	(12,527)
S&P 500 Index	2,780.00 USD	7/13/20	5	500	2,650	7,890	(5,240)
S&P 500 Index	2,830.00 USD	7/13/20	3	300	2,250	4,659	(2,409)
S&P 500 Index	1,900.00 USD	7/15/20	5	500	238	236	2
S&P 500 Index	2,725.00 USD	7/15/20	5	500	2,725	9,570	(6,845)
S&P 500 Index	2,810.00 USD	7/15/20	8	800	7,320	23,265	(15,945)
S&P 500 Index	2,830.00 USD	7/15/20	5	500	5,225	8,130	(2,905)
S&P 500 Index	2,860.00 USD	7/15/20	3	300	3,840	4,517	(677)
S&P 500 Index	1,900.00 USD	7/17/20	4	400	240	236	4
S&P 500 Index	2,350.00 USD	7/17/20	11	1,100	1,980	5,832	(3,852)
S&P 500 Index	2,400.00 USD	7/17/20	4	400	820	1,467	(647)
S&P 500 Index	2,670.00 USD	7/17/20	5	500	2,575	7,705	(5,130)
S&P 500 Index	2,720.00 USD	7/17/20	5	500	3,325	8,385	(5,060)
S&P 500 Index	2,800.00 USD	7/17/20	4	400	4,480	11,580	(7,100)
S&P 500 Index	2,810.00 USD	7/17/20	4	400	4,520	10,720	(6,200)
S&P 500 Index	1,900.00 USD	7/20/20	1	100	78	77	1
S&P 500 Index	2,810.00 USD	7/20/20	4	400	5,460	11,003	(5,543)
S&P 500 Index	2,750.00 USD	7/22/20	4	400	4,560	12,408	(7,848)
S&P 500 Index	2,850.00 USD	7/22/20	4	400	8,000	10,152	(2,152)
S&P 500 Index	2,700.00 USD	7/24/20	4	400	4,200	10,404	(6,204)
S&P 500 Index	2,740.00 USD	7/24/20	4	400	5,140	10,751	(5,611)
S&P 500 Index	2,700.00 USD	7/27/20	3	300	3,435	5,855	(2,420)
S&P 500 Index	2,760.00 USD	7/27/20	2	200	3,110	5,276	(2,166)
S&P 500 Index	2,725.00 USD	7/29/20	3	300	4,485	5,175	(690)
S&P 500 Index	2,775.00 USD	7/29/20	1	100	1,925	2,480	(555)
S&P 500 Index	2,300.00 USD	7/31/20	8	800	2,920	6,696	(3,776)
S&P 500 Index	2,600.00 USD	7/31/20	1	100	980	3,906	(2,926)
S&P 500 Index	2,660.00 USD	7/31/20	1	100	1,275	3,639	(2,364)
S&P 500 Index	2,690.00 USD	7/31/20	4	400	5,860	10,368	(4,508)
S&P 500 Index	2,800.00 USD	7/31/20	1	100	2,470	2,907	(437)
S&P 500 Index	2,830.00 USD	7/31/20	1	100	2,845	2,741	104
S&P 500 Index	2,850.00 USD	7/31/20	2	200	6,230	6,202	28
S&P 500 Index	2,450.00 USD	8/21/20	2	200	2,610	8,570	(5,960)
S&P 500 Index	2,530.00 USD	8/21/20	1	100	1,730	4,926	(3,196)
S&P 500 Index	2,550.00 USD	8/21/20	2	200	3,710	8,971	(5,261)
S&P 500 Index	2,560.00 USD	8/21/20	1	100	1,925	4,263	(2,338)
S&P 500 Index	2,590.00 USD	8/21/20	2	200	4,290	8,675	(4,385)
S&P 500 Index	2,600.00 USD	8/21/20	1	100	2,225	4,460	(2,235)
S&P 500 Index	2,610.00 USD	8/21/20	1	100	2,305	4,138	(1,833)
S&P 500 Index	2,620.00 USD	8/21/20	3	300	7,155	13,343	(6,188)
S&P 500 Index	2,625.00 USD	8/21/20	2	200	4,850	8,038	(3,188)
S&P 500 Index	2,640.00 USD	8/31/20	2	200	6,450	8,622	(2,172)
S&P 500 Index	2,690.00 USD	8/31/20	1	100	3,810	4,323	(513)
S&P 500 Index	2,730.00 USD	8/31/20	1	100	4,345	4,591	(246)
S&P 500 Index	2,750.00 USD	8/31/20	1	100	4,635	4,185	450
S&P 500 Index	2,760.00 USD	8/31/20	2	200	9,580	8,072	1,508
S&P 500 Index	2,500.00 USD	9/18/20	1	100	2,960	4,805	(1,845)
S&P 500 Index	2,530.00 USD	9/18/20	2	200	6,450	10,115	(3,665)
S&P 500 Index	2,570.00 USD	9/18/20	4	400	14,540	21,739	(7,199)
S&P 500 Index	2,575.00 USD	9/18/20	1	100	3,695	5,377	(1,682)

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

June 30, 2020 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,630.00 USD	9/18/20	1	$100	$4,390	$4,739	$(349)
S&P 500 Index	2,525.00 USD	9/30/20	1	100	3,825	5,077	(1,252)
S&P 500 Index	2,560.00 USD	9/30/20	1	100	4,230	4,655	(425)
S&P 500 Mini Index	260.00 USD	7/1/20	2	200	6	211	(205)
S&P 500 Mini Index	276.00 USD	7/1/20	2	200	7	136	(129)
S&P 500 Mini Index	278.00 USD	7/1/20	8	800	32	665	(633)
S&P 500 Mini Index	280.00 USD	7/1/20	2	200	8	168	(160)
S&P 500 Mini Index	282.00 USD	7/1/20	2	200	8	160	(152)
S&P 500 Mini Index	295.00 USD	7/1/20	1	100	7	561	(554)
S&P 500 Mini Index	308.00 USD	7/1/20	4	400	428	1,984	(1,556)
S&P 500 Mini Index	310.00 USD	7/1/20	1	100	189	404	(215)
S&P 500 Mini Index	315.00 USD	7/1/20	1	100	580	531	49
S&P 500 Mini Index	316.00 USD	7/1/20	1	100	660	517	143
S&P 500 Mini Index	2,150.00 USD	7/1/20	59	5,900	148	952	(804)
S&P 500 Mini Index	255.00 USD	7/2/20	2	200	7	277	(270)
S&P 500 Mini Index	259.00 USD	7/2/20	2	200	8	309	(301)
S&P 500 Mini Index	260.00 USD	7/2/20	2	200	8	246	(238)
S&P 500 Mini Index	262.00 USD	7/2/20	2	200	8	269	(261)
S&P 500 Mini Index	270.00 USD	7/2/20	2	200	9	204	(195)
S&P 500 Mini Index	278.00 USD	7/2/20	6	600	33	589	(556)
S&P 500 Mini Index	280.00 USD	7/2/20	4	400	24	352	(328)
S&P 500 Mini Index	281.00 USD	7/2/20	2	200	12	186	(174)
S&P 500 Mini Index	294.00 USD	7/2/20	1	100	17	653	(636)
S&P 500 Mini Index	295.00 USD	7/2/20	1	100	21	604	(583)
S&P 500 Mini Index	297.00 USD	7/2/20	1	100	28	608	(580)
S&P 500 Mini Index	305.00 USD	7/2/20	1	100	125	550	(425)
S&P 500 Mini Index	308.00 USD	7/2/20	3	300	627	1,605	(978)
S&P 500 Mini Index	315.00 USD	7/2/20	3	300	1,800	1,628	172
S&P 500 Mini Index	260.00 USD	7/6/20	4	400	28	598	(570)
S&P 500 Mini Index	270.00 USD	7/6/20	2	200	17	222	(205)
S&P 500 Mini Index	275.00 USD	7/6/20	6	600	60	583	(523)
S&P 500 Mini Index	280.00 USD	7/6/20	1	100	13	107	(94)
S&P 500 Mini Index	281.00 USD	7/6/20	2	200	27	206	(179)
S&P 500 Mini Index	295.00 USD	7/6/20	2	200	111	1,306	(1,195)
S&P 500 Mini Index	305.00 USD	7/6/20	4	400	822	2,028	(1,206)
S&P 500 Mini Index	315.00 USD	7/6/20	3	300	1,995	1,707	288
S&P 500 Mini Index	270.00 USD	7/8/20	4	400	62	276	(214)
S&P 500 Mini Index	275.00 USD	7/8/20	6	600	120	835	(715)
S&P 500 Mini Index	280.00 USD	7/8/20	2	200	54	241	(187)
S&P 500 Mini Index	281.00 USD	7/8/20	2	200	58	342	(284)
S&P 500 Mini Index	305.00 USD	7/8/20	2	200	570	1,058	(488)
S&P 500 Mini Index	310.00 USD	7/8/20	3	300	1,375	2,463	(1,088)
S&P 500 Mini Index	311.00 USD	7/8/20	1	100	504	740	(236)
S&P 500 Mini Index	315.00 USD	7/8/20	1	100	735	624	111
S&P 500 Mini Index	255.00 USD	7/10/20	2	200	31	398	(367)
S&P 500 Mini Index	260.00 USD	7/10/20	6	600	111	343	(232)
S&P 500 Mini Index	270.00 USD	7/10/20	2	200	53	292	(239)
S&P 500 Mini Index	275.00 USD	7/10/20	6	600	207	788	(581)
S&P 500 Mini Index	279.00 USD	7/10/20	2	200	87	236	(149)
S&P 500 Mini Index	281.00 USD	7/10/20	2	200	100	404	(304)
S&P 500 Mini Index	305.00 USD	7/10/20	1	100	356	651	(295)
S&P 500 Mini Index	310.00 USD	7/10/20	3	300	1,597	2,129	(532)
S&P 500 Mini Index	311.00 USD	7/10/20	1	100	577	786	(209)
Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

June 30, 2020 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Mini Index	314.00 USD	7/10/20	1	$100	$736	$583	$153
S&P 500 Mini Index	315.00 USD	7/10/20	1	100	797	663	134
S&P 500 Mini Index	255.00 USD	7/13/20	8	800	156	709	(553)
S&P 500 Mini Index	265.00 USD	7/13/20	2	200	56	178	(122)
S&P 500 Mini Index	275.00 USD	7/13/20	5	500	225	749	(524)
S&P 500 Mini Index	281.00 USD	7/13/20	2	200	131	440	(309)
S&P 500 Mini Index	290.00 USD	7/13/20	1	100	128	674	(546)
S&P 500 Mini Index	293.00 USD	7/13/20	3	300	483	1,463	(980)
S&P 500 Mini Index	300.00 USD	7/13/20	1	100	276	611	(335)
S&P 500 Mini Index	310.00 USD	7/13/20	4	400	2,294	2,707	(413)
S&P 500 Mini Index	311.00 USD	7/13/20	1	100	617	818	(201)
S&P 500 Mini Index	260.00 USD	7/15/20	2	200	62	182	(120)
S&P 500 Mini Index	265.00 USD	7/15/20	2	200	76	224	(148)
S&P 500 Mini Index	270.00 USD	7/15/20	8	800	384	807	(423)
S&P 500 Mini Index	275.00 USD	7/15/20	4	400	252	806	(554)
S&P 500 Mini Index	300.00 USD	7/15/20	4	400	1,334	2,345	(1,011)
S&P 500 Mini Index	305.00 USD	7/15/20	2	200	919	1,334	(415)
S&P 500 Mini Index	310.00 USD	7/15/20	1	100	635	916	(281)
S&P 500 Mini Index	250.00 USD	7/17/20	2	200	59	368	(309)
S&P 500 Mini Index	260.00 USD	7/17/20	2	200	82	228	(146)
S&P 500 Mini Index	265.00 USD	7/17/20	2	200	101	280	(179)
S&P 500 Mini Index	270.00 USD	7/17/20	5	500	320	595	(275)
S&P 500 Mini Index	275.00 USD	7/17/20	6	600	507	1,231	(724)
S&P 500 Mini Index	300.00 USD	7/17/20	4	400	1,546	2,624	(1,078)
S&P 500 Mini Index	305.00 USD	7/17/20	2	200	1,032	1,418	(386)
S&P 500 Mini Index	310.00 USD	7/17/20	2	200	1,382	1,573	(191)
S&P 500 Mini Index	260.00 USD	7/20/20	2	200	93	251	(158)
S&P 500 Mini Index	265.00 USD	7/20/20	2	200	116	354	(238)
S&P 500 Mini Index	270.00 USD	7/20/20	12	1,200	882	1,953	(1,071)
S&P 500 Mini Index	293.00 USD	7/20/20	1	100	279	612	(333)
S&P 500 Mini Index	300.00 USD	7/20/20	5	500	2,075	3,418	(1,343)
S&P 500 Mini Index	305.00 USD	7/20/20	2	200	1,092	1,538	(446)
S&P 500 Mini Index	265.00 USD	7/22/20	4	400	280	731	(451)
S&P 500 Mini Index	270.00 USD	7/22/20	8	800	712	1,278	(566)
S&P 500 Mini Index	300.00 USD	7/22/20	6	600	2,733	4,520	(1,787)
S&P 500 Mini Index	260.00 USD	7/24/20	4	400	266	660	(394)
S&P 500 Mini Index	265.00 USD	7/24/20	2	200	166	348	(182)
S&P 500 Mini Index	270.00 USD	7/24/20	12	1,200	1,272	2,480	(1,208)
S&P 500 Mini Index	293.00 USD	7/24/20	1	100	351	697	(346)
S&P 500 Mini Index	295.00 USD	7/24/20	1	100	387	677	(290)
S&P 500 Mini Index	300.00 USD	7/24/20	6	600	2,979	4,337	(1,358)
S&P 500 Mini Index	305.00 USD	7/24/20	1	100	633	904	(271)
S&P 500 Mini Index	255.00 USD	7/27/20	2	200	120	286	(166)
S&P 500 Mini Index	265.00 USD	7/27/20	10	1,000	915	1,618	(703)
S&P 500 Mini Index	290.00 USD	7/27/20	1	100	321	587	(266)
S&P 500 Mini Index	295.00 USD	7/27/20	4	400	1,642	2,491	(849)
S&P 500 Mini Index	300.00 USD	7/27/20	1	100	521	692	(171)
S&P 500 Mini Index	255.00 USD	7/31/20	2	200	160	370	(210)
S&P 500 Mini Index	265.00 USD	7/31/20	8	800	984	1,694	(710)
S&P 500 Mini Index	290.00 USD	7/31/20	1	100	392	667	(275)

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

June 30, 2020 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Mini Index	295.00 USD	7/31/20	4	$400	$1,956	$2,927	$(971)
S&P 500 Mini Index	265.00 USD	8/3/20	8	800	1,064	1,766	(702)
S&P 500 Mini Index	295.00 USD	8/3/20	4	400	2,040	2,959	(919)

	Total put options				$288,560	$652,492	$(363,932)

	Total options purchased contracts				$312,515	$746,801	$(434,286)

Options written contracts outstanding at June 30, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
CBOE Volatility Index	62.50 USD	7/22/20	(256)	$(25,600)	$(10,240)	$(25,019)	$14,779
CBOE Volatility Index	67.50 USD	7/22/20	(214)	(21,400)	(6,420)	(24,086)	17,666
CBOE Volatility Index	60.00 USD	8/19/20	(1,288)	(128,800)	(135,240)	(216,120)	80,880
CBOE Volatility Index	65.00 USD	8/19/20	(103)	(10,300)	(8,755)	(19,148)	10,393
S&P 500 Index	3,325.00 USD	7/1/20	(8)	(800)	(20)	(4,118)	4,098
S&P 500 Index	3,325.00 USD	7/2/20	(17)	(1,700)	(212)	(7,739)	7,527
S&P 500 Index	3,350.00 USD	7/2/20	(2)	(200)	(20)	(712)	692
S&P 500 Index	3,400.00 USD	7/2/20	(82)	(8,200)	(205)	(55,670)	55,465
S&P 500 Index	3,425.00 USD	7/2/20	(3)	(300)	(15)	(1,494)	1,479
S&P 500 Index	3,350.00 USD	7/6/20	(11)	(1,100)	(275)	(3,915)	3,640
S&P 500 Index	3,450.00 USD	7/6/20	(8)	(800)	(80)	(5,326)	5,246
S&P 500 Index	3,425.00 USD	7/8/20	(8)	(800)	(140)	(5,607)	5,467
S&P 500 Index	3,375.00 USD	7/10/20	(11)	(1,100)	(687)	(4,442)	3,755
S&P 500 Index	3,400.00 USD	7/10/20	(3)	(300)	(135)	(2,880)	2,745
S&P 500 Index	3,425.00 USD	7/10/20	(8)	(800)	(260)	(5,810)	5,550
S&P 500 Index	3,400.00 USD	7/17/20	(56)	(5,600)	(7,700)	(70,666)	62,966
S&P 500 Index	3,425.00 USD	7/17/20	(10)	(1,000)	(1,025)	(9,942)	8,917
S&P 500 Index	3,475.00 USD	7/17/20	(3)	(300)	(187)	(1,731)	1,544
S&P 500 Index	3,400.00 USD	7/27/20	(8)	(800)	(2,340)	(1,687)	(653)
S&P 500 Index	3,450.00 USD	7/31/20	(27)	(2,700)	(7,088)	(34,155)	27,067
S&P 500 Index	3,460.00 USD	7/31/20	(3)	(300)	(728)	(3,421)	2,693
S&P 500 Index	3,475.00 USD	7/31/20	(7)	(700)	(1,488)	(7,028)	5,540
S&P 500 Index	3,500.00 USD	7/31/20	(3)	(300)	(525)	(2,361)	1,836
S&P 500 Index	3,525.00 USD	7/31/20	(6)	(600)	(870)	(3,875)	3,005
S&P 500 Index	3,450.00 USD	8/14/20	(4)	(400)	(2,120)	(1,672)	(448)

	Total call options				$(186,775)	$(518,624)	$331,849

Put options:
CBOE Volatility Index	25.00 USD	7/22/20	(671)	$(67,100)	$(62,068)	$(77,774)	$15,706
CBOE Volatility Index	22.00 USD	8/19/20	(108)	(10,800)	(6,480)	(7,512)	1,032
E-mini S&P 500 Index	280.00 USD	7/31/20	(12)	(1,200)	(2,976)	(4,779)	1,803
S&P 500 Index	2,870.00 USD	7/1/20	(9)	(900)	(270)	(19,286)	19,016
S&P 500 Index	2,890.00 USD	7/1/20	(4)	(400)	(130)	(7,072)	6,942
S&P 500 Index	2,910.00 USD	7/1/20	(3)	(300)	(120)	(8,103)	7,983
S&P 500 Index	2,940.00 USD	7/1/20	(4)	(400)	(210)	(10,608)	10,398
S&P 500 Index	2,950.00 USD	7/1/20	(5)	(500)	(300)	(10,632)	10,332
S&P 500 Index	2,975.00 USD	7/1/20	(5)	(500)	(375)	(9,720)	9,345
S&P 500 Index	2,670.00 USD	7/2/20	(3)	(300)	(82)	(2,000)	1,918
S&P 500 Index	2,700.00 USD	7/2/20	(4)	(400)	(130)	(1,905)	1,775
S&P 500 Index	2,850.00 USD	7/2/20	(6)	(600)	(450)	(6,677)	6,227

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

June 30, 2020 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,880.00 USD	7/2/20	(5)	$(500)	$(475)	$(9,290)	$8,815
S&P 500 Index	2,890.00 USD	7/2/20	(9)	(900)	(923)	(14,674)	13,751
S&P 500 Index	2,950.00 USD	7/2/20	(5)	(500)	(1,025)	(13,842)	12,817
S&P 500 Index	3,015.00 USD	7/2/20	(1)	(100)	(655)	(2,570)	1,915
S&P 500 Index	3,020.00 USD	7/2/20	(2)	(200)	(1,430)	(5,279)	3,849
S&P 500 Index	2,675.00 USD	7/6/20	(4)	(400)	(300)	(1,945)	1,645
S&P 500 Index	2,890.00 USD	7/6/20	(9)	(900)	(2,340)	(14,933)	12,593
S&P 500 Index	3,020.00 USD	7/6/20	(1)	(100)	(1,395)	(2,763)	1,368
S&P 500 Index	3,030.00 USD	7/6/20	(1)	(100)	(1,585)	(2,639)	1,054
S&P 500 Index	2,830.00 USD	7/8/20	(5)	(500)	(1,675)	(12,259)	10,584
S&P 500 Index	2,840.00 USD	7/8/20	(9)	(900)	(3,240)	(19,351)	16,111
S&P 500 Index	2,850.00 USD	7/8/20	(5)	(500)	(1,975)	(11,005)	9,030
S&P 500 Index	2,930.00 USD	7/8/20	(9)	(900)	(7,695)	(15,038)	7,343
S&P 500 Index	2,990.00 USD	7/8/20	(5)	(500)	(7,875)	(17,344)	9,469
S&P 500 Index	3,000.00 USD	7/8/20	(1)	(100)	(1,745)	(3,030)	1,285
S&P 500 Index	3,010.00 USD	7/8/20	(1)	(100)	(1,925)	(3,031)	1,106
S&P 500 Index	2,650.00 USD	7/10/20	(29)	(2,900)	(6,235)	(34,768)	28,533
S&P 500 Index	2,750.00 USD	7/10/20	(2)	(200)	(670)	(7,688)	7,018
S&P 500 Index	2,780.00 USD	7/10/20	(9)	(900)	(3,600)	(15,337)	11,737
S&P 500 Index	2,820.00 USD	7/10/20	(9)	(900)	(4,770)	(15,608)	10,838
S&P 500 Index	2,830.00 USD	7/10/20	(5)	(500)	(2,850)	(11,515)	8,665
S&P 500 Index	2,835.00 USD	7/10/20	(5)	(500)	(2,950)	(10,544)	7,594
S&P 500 Index	2,840.00 USD	7/13/20	(5)	(500)	(4,025)	(10,779)	6,754
S&P 500 Index	2,890.00 USD	7/13/20	(3)	(300)	(3,510)	(6,987)	3,477
S&P 500 Index	2,790.00 USD	7/15/20	(5)	(500)	(4,000)	(13,300)	9,300
S&P 500 Index	2,870.00 USD	7/15/20	(8)	(800)	(10,960)	(31,539)	20,579
S&P 500 Index	2,880.00 USD	7/15/20	(5)	(500)	(7,350)	(17,412)	10,062
S&P 500 Index	2,890.00 USD	7/15/20	(5)	(500)	(7,875)	(10,995)	3,120
S&P 500 Index	2,915.00 USD	7/15/20	(3)	(300)	(5,625)	(6,583)	958
S&P 500 Index	2,600.00 USD	7/17/20	(3)	(300)	(1,140)	(3,078)	1,938
S&P 500 Index	2,660.00 USD	7/17/20	(4)	(400)	(1,960)	(3,489)	1,529
S&P 500 Index	2,700.00 USD	7/17/20	(8)	(800)	(4,800)	(16,007)	11,207
S&P 500 Index	2,730.00 USD	7/17/20	(5)	(500)	(3,525)	(10,495)	6,970
S&P 500 Index	2,780.00 USD	7/17/20	(5)	(500)	(4,700)	(11,415)	6,715
S&P 500 Index	2,860.00 USD	7/17/20	(5)	(500)	(8,150)	(18,494)	10,344
S&P 500 Index	2,870.00 USD	7/17/20	(7)	(700)	(11,655)	(24,233)	12,578
S&P 500 Index	2,870.00 USD	7/20/20	(5)	(500)	(9,750)	(17,775)	8,025
S&P 500 Index	2,800.00 USD	7/22/20	(2)	(200)	(3,010)	(6,159)	3,149
S&P 500 Index	2,825.00 USD	7/22/20	(5)	(500)	(8,650)	(21,265)	12,615
S&P 500 Index	2,920.00 USD	7/22/20	(5)	(500)	(14,750)	(17,065)	2,315
S&P 500 Index	2,760.00 USD	7/24/20	(5)	(500)	(7,150)	(16,864)	9,714
S&P 500 Index	2,780.00 USD	7/24/20	(2)	(200)	(3,180)	(7,336)	4,156
S&P 500 Index	2,800.00 USD	7/24/20	(5)	(500)	(8,825)	(17,435)	8,610
S&P 500 Index	2,810.00 USD	7/27/20	(2)	(200)	(4,030)	(6,779)	2,749
S&P 500 Index	2,820.00 USD	7/27/20	(6)	(600)	(12,720)	(20,488)	7,768
S&P 500 Index	2,840.00 USD	7/29/20	(1)	(100)	(2,645)	(3,363)	718
S&P 500 Index	2,850.00 USD	7/29/20	(4)	(400)	(11,100)	(12,532)	1,432
S&P 500 Index	2,880.00 USD	7/29/20	(2)	(200)	(6,420)	(6,458)	38
S&P 500 Index	2,650.00 USD	7/31/20	(8)	(800)	(9,800)	(20,775)	10,975
S&P 500 Index	2,750.00 USD	7/31/20	(1)	(100)	(1,950)	(4,094)	2,144
S&P 500 Index	2,790.00 USD	7/31/20	(1)	(100)	(2,355)	(3,749)	1,394
S&P 500 Mini Index	279.00 USD	7/1/20	(3)	(300)	(12)	(775)	763

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

June 30, 2020 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Mini Index	293.00 USD	7/1/20	(12)	$(1,200)	$(66)	$(2,399)	$2,333
S&P 500 Mini Index	296.00 USD	7/1/20	(3)	(300)	(21)	(556)	535
S&P 500 Mini Index	300.00 USD	7/1/20	(3)	(300)	(31)	(702)	671
S&P 500 Mini Index	302.00 USD	7/1/20	(3)	(300)	(54)	(690)	636
S&P 500 Mini Index	275.00 USD	7/2/20	(3)	(300)	(15)	(946)	931
S&P 500 Mini Index	279.00 USD	7/2/20	(6)	(600)	(33)	(1,908)	1,875
S&P 500 Mini Index	282.00 USD	7/2/20	(3)	(300)	(12)	(946)	934
S&P 500 Mini Index	290.00 USD	7/2/20	(2)	(200)	(21)	(520)	499
S&P 500 Mini Index	293.00 USD	7/2/20	(9)	(900)	(135)	(2,042)	1,907
S&P 500 Mini Index	300.00 USD	7/2/20	(6)	(600)	(297)	(1,451)	1,154
S&P 500 Mini Index	301.00 USD	7/2/20	(3)	(300)	(181)	(747)	566
S&P 500 Mini Index	279.00 USD	7/6/20	(3)	(300)	(36)	(1,095)	1,059
S&P 500 Mini Index	290.00 USD	7/6/20	(12)	(1,200)	(354)	(2,768)	2,414
S&P 500 Mini Index	300.00 USD	7/6/20	(6)	(600)	(651)	(1,574)	923
S&P 500 Mini Index	301.00 USD	7/6/20	(3)	(300)	(370)	(804)	434
S&P 500 Mini Index	290.00 USD	7/8/20	(6)	(600)	(381)	(1,313)	932
S&P 500 Mini Index	295.00 USD	7/8/20	(9)	(900)	(950)	(3,483)	2,533
S&P 500 Mini Index	296.00 USD	7/8/20	(3)	(300)	(351)	(1,065)	714
S&P 500 Mini Index	300.00 USD	7/8/20	(3)	(300)	(527)	(910)	383
S&P 500 Mini Index	273.00 USD	7/10/20	(3)	(300)	(93)	(1,059)	966
S&P 500 Mini Index	280.00 USD	7/10/20	(7)	(700)	(329)	(1,294)	965
S&P 500 Mini Index	290.00 USD	7/10/20	(2)	(200)	(203)	(678)	475
S&P 500 Mini Index	295.00 USD	7/10/20	(6)	(600)	(936)	(2,333)	1,397
S&P 500 Mini Index	296.00 USD	7/10/20	(3)	(300)	(510)	(1,191)	681
S&P 500 Mini Index	299.00 USD	7/10/20	(3)	(300)	(656)	(855)	199
S&P 500 Mini Index	300.00 USD	7/10/20	(3)	(300)	(713)	(1,003)	290
S&P 500 Mini Index	278.00 USD	7/13/20	(9)	(900)	(481)	(1,784)	1,303
S&P 500 Mini Index	285.00 USD	7/13/20	(3)	(300)	(262)	(813)	551
S&P 500 Mini Index	295.00 USD	7/13/20	(12)	(1,200)	(2,256)	(4,058)	1,802
S&P 500 Mini Index	296.00 USD	7/13/20	(3)	(300)	(611)	(1,269)	658
S&P 500 Mini Index	280.00 USD	7/15/20	(3)	(300)	(259)	(816)	557
S&P 500 Mini Index	285.00 USD	7/15/20	(12)	(1,200)	(1,446)	(2,979)	1,533
S&P 500 Mini Index	290.00 USD	7/15/20	(6)	(600)	(1,017)	(2,060)	1,043
S&P 500 Mini Index	295.00 USD	7/15/20	(2)	(200)	(478)	(976)	498
S&P 500 Mini Index	280.00 USD	7/17/20	(3)	(300)	(340)	(929)	589
S&P 500 Mini Index	285.00 USD	7/17/20	(12)	(1,200)	(1,854)	(3,590)	1,736
S&P 500 Mini Index	290.00 USD	7/17/20	(5)	(500)	(1,055)	(1,884)	829
S&P 500 Mini Index	295.00 USD	7/17/20	(5)	(500)	(1,435)	(2,262)	827
S&P 500 Mini Index	278.00 USD	7/20/20	(3)	(300)	(343)	(889)	546
S&P 500 Mini Index	285.00 USD	7/20/20	(15)	(1,500)	(2,603)	(5,054)	2,451
S&P 500 Mini Index	290.00 USD	7/20/20	(6)	(600)	(1,398)	(2,519)	1,121
S&P 500 Mini Index	285.00 USD	7/22/20	(18)	(1,800)	(3,618)	(6,762)	3,144
S&P 500 Mini Index	278.00 USD	7/24/20	(3)	(300)	(480)	(1,096)	616
S&P 500 Mini Index	280.00 USD	7/24/20	(3)	(300)	(533)	(1,107)	574
S&P 500 Mini Index	285.00 USD	7/24/20	(18)	(1,800)	(4,167)	(6,837)	2,670
S&P 500 Mini Index	290.00 USD	7/24/20	(3)	(300)	(902)	(1,599)	697
S&P 500 Mini Index	275.00 USD	7/27/20	(3)	(300)	(448)	(956)	508
S&P 500 Mini Index	280.00 USD	7/27/20	(12)	(1,200)	(2,316)	(3,747)	1,431

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

June 30, 2020 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Mini Index	285.00 USD	7/27/20	(3)	$(300)	$(747)	$(1,182)	$435
S&P 500 Mini Index	275.00 USD	7/31/20	(3)	(300)	(588)	(1,158)	570
S&P 500 Mini Index	280.00 USD	8/3/20	(12)	(1,200)	(3,162)	(4,899)	1,737

	Total put options				$(357,271)	$(873,796)	$516,525

	Total options written contracts				$(544,046)	$(1,392,420)	$848,374

(e)	At June 30, 2020, the Fund pledged $205,574 in cash as collateral for options written.

Glossary:

CBOE—Chicago Board Options Exchange

Schedule of Investments

AllianzGI Preferred Securities and Income Fund

June 30, 2020 (unaudited)

	Principal Amount (000s)	Value^

CORPORATE BONDS & NOTES—79.9%

Banks—34.4%
BNP Paribas S.A., USD 5 Year Swap Rate + 6.314% (a)(b)(c)(d),
7.625%, 3/30/21	$400	$407,363
Citizens Financial Group, Inc. (c)(d),
5.65%, 10/6/25 (converts to FRN on 10/6/25)	450	456,511
6.00%, 7/6/23, Ser. B (converts to FRN on 7/6/23)	610	538,749
Comerica, Inc., (converts to FRN on 10/1/25) (c)(d),
5.625%, 7/1/25	1,145	1,164,093
Credit Suisse Group AG, (converts to FRN on 8/21/26) (a)(b)(c)(d),
6.375%, 8/21/26	860	874,048
Fifth Third Bancorp, (converts to FRN on 6/30/23) (c)(d),
5.10%, 6/30/23	340	298,488
First Horizon Bank,
5.75%, 5/1/30	650	685,698
First Maryland Capital II, 3 mo. LIBOR + 0.850% (d),
1.537%, 2/1/27	453	383,204
Huntington Bancshares, Inc., (converts to FRN on 10/15/30) (c)(d),
5.625%, 7/15/30	500	518,250
JPMorgan Chase & Co., 3 mo. LIBOR + 0.950% (d),
1.506%, 2/2/37	857	679,387
Lloyds Banking Group PLC, (converts to FRN on 9/27/25) (c)(d),
7.50%, 9/27/25	1,025	1,064,103
NTC Capital II, 3 mo. LIBOR + 0.590%, Ser. B (d),
1.809%, 4/15/27	230	208,648
Royal Bank of Scotland Group PLC, (converts to FRN on 6/29/26) (c)(d),
6.00%, 12/29/25	700	710,850
Truist Financial Corp. (c)(d),
4.95%, 9/1/25 (converts to FRN on 12/1/25)	500	513,125
5.10%, 3/1/30, Ser. Q (converts to FRN on 9/1/30)	400	411,530

		8,914,047

Diversified Financial Services—4.1%
Charles Schwab Corp., (converts to FRN on 6/1/25) (c)(d),
5.375%, 6/1/25	375	400,738
Discover Financial Services, Ser. C, (converts to FRN on 10/30/27) (c)(d),
5.50%, 10/30/27	730	658,331

		1,059,069

	Principal Amount (000s)	Value^
Electric Utilities—8.4%
Emera, Inc., Ser. 16-A, (converts to FRN on 6/15/26) (d),
6.75%, 6/15/76	$610	$660,325
Sempra Energy, (converts to FRN on 10/15/25) (c)(d),
4.875%, 10/15/25	1,500	1,509,375

		2,169,700

Insurance—16.4%
Allstate Corp., (converts to FRN on 5/15/37) (d),
6.50%, 5/15/57	330	398,122
American International Group, Inc. (d),
5.75%, 4/1/48, Ser. A-9 (converts to FRN on 4/1/28)	360	371,137
8.175%, 5/15/58 (converts to FRN on 5/15/38)	374	472,879
Lincoln National Corp., 3 mo. LIBOR + 2.358% (d),
2.743%, 5/17/66	1,470	1,000,041
MetLife, Inc.,
9.25%, 4/8/38 (a)(b)	215	299,398
10.75%, 8/1/39	1,110	1,709,622

		4,251,199

Media—1.7%
ViacomCBS, Inc., (converts to FRN on 2/28/27) (d),
6.25%, 2/28/57	440	452,223

Miscellaneous Manufacturing—2.1%
General Electric Co., Ser. D, (converts to FRN on 1/21/21) (c)(d),
5.00%, 1/21/21	700	550,445

Oil, Gas & Consumable Fuels—4.1%
BP Capital Markets PLC, (converts to FRN on 6/22/30) (c)(d),
4.875%, 3/22/30	1,018	1,053,630

Pipelines—8.7%
Energy Transfer Operating L.P., (converts to FRN on 5/15/30) (c)(d),
7.125%, 5/15/30	1,581	1,371,043
Enterprise Products Operating LLC, Ser. E, (converts to FRN on 8/16/27) (d),
5.25%, 8/16/77	80	74,729
Plains All American Pipeline L.P., Ser. B, (converts to FRN on 11/15/22) (c)(d),
6.125%, 11/15/22	801	592,740
Transcanada Trust, (converts to FRN on 9/15/29) (d),
5.50%, 9/15/79	231	230,711

		2,269,223

Total Corporate Bonds & Notes (cost—$21,155,358)		20,719,536

Schedule of Investments

AllianzGI Preferred Securities and Income Fund

June 30, 2020 (unaudited) (continued)

	Shares	Value^

PREFERRED STOCK—18.4%

Banks—10.4%
Citigroup Capital XIII, 3 mo. LIBOR + 6.370% (d),
7.13%, 10/30/40	22,495	596,118
First Horizon National Corp. (c),
6.50%, 10/10/25	20,910	529,650
Regions Financial Corp., Ser. C (c)(d),
5.70%, 5/15/29	17,918	442,037
Wells Fargo & Co. (c),
4.75%, 3/15/25	26,960	626,550
Wells Fargo & Co., Ser. Q (c)(d),
5.85%, 9/15/23	20,350	503,866

		2,698,221

Capital Markets—0.6%
Northern Trust Corp., Ser. E (c),
4.70%, 1/1/25	5,900	149,388

Consumer Finance—2.9%
Capital One Financial Corp., Ser. I (c),
5.00%, 12/1/24	10,810	241,928
Synchrony Financial, Ser. A (c),
5.625%, 11/15/24	23,785	508,285

		750,213

Insurance—2.8%
Athene Holding Ltd., Ser. A (c)(d),
6.35%, 6/30/29	29,468	718,430

Telecommunications—1.7%
AT&T, Inc., Ser. C (c),
4.75%, 2/18/25	19,100	456,681

Total Preferred Stock (cost—$5,030,343)		4,772,933

	Principal Amount (000s)	Value^

Repurchase Agreements—0.5%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $133,000; collateralized by U.S. Treasury Notes, 2.875%, due 11/30/25, valued at $135,750 including accrued interest (cost—$133,000)	$133	133,000

Total Investments (cost—$26,318,701)—98.8%		25,625,469

Other assets less liabilities (e)—1.2%		303,851

Net Assets—100.0%		$25,929,320

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $1,580,809, representing 6.1% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $1,580,809, representing 6.1% of net assets.

(c)	Perpetual maturity. The date shown, if any, is the next call date.
(d)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2020.
(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Schedule of Investments

AllianzGI Preferred Securities and Income Fund

June 30, 2020 (unaudited) (continued)

Futures contracts outstanding at June 30, 2020:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation
Long position contracts:
5-Year U.S. Treasury Note	3	9/30/20	$300	$377	$1,145

Credit default swaps agreements outstanding at June 30, 2020:

Centrally cleared buy protection swap agreements(1):

Broker (Exchange)/ Reference Debt Issuer	Notional Amount (000s)(3)	Implied Credit Spread(2)	Termination Date	Fixed Deal Pay Rate	Payment Frequency	Value(4)	Upfront Premiums Paid (Received)	Unrealized Depreciation
Goldman Sachs (ICE):
Energy Transfer Operating, L.P.	$1,900	1.320%	12/20/24	(1.00)%	Quarterly	$14,922	$211,559	$(196,637)
Marathon Petroleum Corp.	260	0.994%	6/20/25	(5.00)%	Quarterly	(51,637)	(44,183)	(7,454)
Simon Property Group, L.P.	210	1.783%	6/20/25	(1.00)%	Quarterly	6,319	18,220	(11,901)
The Williams Companies, Inc.	260	0.846%	12/20/24	(1.00)%	Quarterly	(2,945)	29,791	(32,736)

						$(33,341)	$215,387	$(248,728)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at June 30, 2020 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	At June 30, 2020, the Fund pledged $31,250 in cash as collateral for futures contracts and held $115,661 in cash as collateral for swap contracts.

Glossary:

FRN—Floating Rate Note

ICE—Intercontinental Exchange

LIBOR—London Inter-Bank Offered Rate

Schedule of Investments

AllianzGI Short Duration High Income Fund

June 30, 2020 (unaudited)

	Principal Amount (000s)	Value^

CORPORATE BONDS & NOTES—81.5%

Advertising—0.1%
Outfront Media Capital LLC (a)(c),
6.25%, 6/15/25	$1,250	$1,263,656

Aerospace & Defense—1.5%
Spirit AeroSystems, Inc. (a)(c),
7.50%, 4/15/25	11,500	11,392,187
TransDigm, Inc. (a)(c),
8.00%, 12/15/25	400	422,146
Triumph Group, Inc. (a)(c),
6.25%, 9/15/24	1,550	1,320,569

		13,134,902

Airlines—1.2%
Mileage Plus Holdings LLC (a)(c),
6.50%, 6/20/27	11,250	11,264,062

Apparel & Textiles—0.1%
Hanesbrands, Inc. (a)(c),
5.375%, 5/15/25	1,250	1,266,406

Auto Components—1.4%
Clarios Global LP (a)(c),
6.75%, 5/15/25	800	834,500
Goodyear Tire & Rubber Co.,
9.50%, 5/31/25	11,000	11,804,375

		12,638,875

Auto Manufacturers—2.6%
Ford Motor Co.,
8.50%, 4/21/23	15,050	15,943,594
9.00%, 4/22/25	7,000	7,581,875

		23,525,469

Building Materials—0.7%
Louisiana-Pacific Corp.,
4.875%, 9/15/24	6,186	6,256,242

Chemicals—0.5%
OCI NV (a)(c),
6.625%, 4/15/23	4,285	4,327,850

Coal—0.5%
Cloud Peak Energy Resources LLC,
12.00%, 11/21/21 (e)(f)	40,020	4
12.00%, 5/1/25	9,151	4,667,038

		4,667,042

Commercial Services—3.1%
APX Group, Inc.,
6.75%, 2/15/27 (a)(c)	3,000	2,810,160
7.875%, 12/1/22	607	605,856
8.50%, 11/1/24	15,400	15,071,133
Brink’s Co. (a)(c),
5.50%, 7/15/25	5,000	5,105,150

	Principal Amount (000s)	Value^
Nielsen Co. Luxembourg Sarl (a)(c),
5.50%, 10/1/21	$1,937	$1,943,809
Prime Security Services Borrower LLC (a)(c),
5.25%, 4/15/24	2,500	2,562,762

		28,098,870

Computers—1.4%
NCR Corp.,
5.00%, 7/15/22	6,990	6,992,202
6.375%, 12/15/23	5,150	5,247,103

		12,239,305

Containers & Packaging—0.3%
Reynolds Group Issuer, Inc., 3 mo. LIBOR + 3.500% (a)(c)(g),
4.719%, 7/15/21	3,000	2,985,945

Distribution/Wholesale—4.3%
KAR Auction Services, Inc. (a)(c),
5.125%, 6/1/25	4,412	4,357,313
Wolverine Escrow LLC (a)(c),
8.50%, 11/15/24	24,400	17,900,889
9.00%, 11/15/26	22,250	16,325,938

		38,584,140

Diversified Financial Services—9.5%
AerCap Ireland Capital DAC,
6.50%, 7/15/25	2,000	2,097,476
Aircastle Ltd.,
4.40%, 9/25/23	6,000	5,792,492
Alliance Data Systems Corp. (a)(c),
4.75%, 12/15/24	34,000	30,642,500
Credit Acceptance Corp. (a)(c),
5.125%, 12/31/24	3,200	3,098,240
Global Aircraft Leasing Co., Ltd., PIK 7.25% (a)(c),
6.50%, 9/15/24	41,100	29,232,375
LPL Holdings, Inc. (a)(c),
5.75%, 9/15/25	9,107	9,249,206
Park Aerospace Holdings Ltd. (a)(c),
5.25%, 8/15/22	6,000	5,673,894

		85,786,183

Electric Utilities—0.4%
AES Corp.,
5.50%, 4/15/25	3,700	3,808,836

Entertainment—2.6%
Banijay Entertainment S.A.S. U. (a)(c),
5.375%, 3/1/25	15,850	15,542,906
International Game Technology PLC (a)(c),
6.25%, 2/15/22	7,930	8,021,988

		23,564,894

Schedule of Investments

AllianzGI Short Duration High Income Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^
Equity Real Estate Investment Trusts (REITs)—1.2%
ESH Hospitality, Inc. (a)(c),
5.25%, 5/1/25	$9,300	$9,011,468
Starwood Property Trust, Inc.,
3.625%, 2/1/21	2,000	1,972,250

		10,983,718

Food Service—0.5%
Aramark Services, Inc. (a)(c),
5.00%, 4/1/25	4,586	4,531,495

Hand/Machine Tools—0.7%
Colfax Corp. (a)(c),
6.00%, 2/15/24	6,000	6,203,130

Healthcare-Products—0.9%
Fresenius U.S. Finance II, Inc. (a)(c),
4.25%, 2/1/21	7,795	7,911,775

Home Builders—0.1%
Picasso Finance Sub, Inc. (a)(c),
6.125%, 6/15/25	900	919,125

Household Products/Wares—0.1%
Spectrum Brands, Inc.,
5.75%, 7/15/25	500	514,693

Lodging—4.1%
Hilton Worldwide Finance LLC,
4.625%, 4/1/25	2,000	1,962,710
Las Vegas Sands Corp.,
3.20%, 8/8/24	27,930	27,817,166
Wynn Las Vegas LLC (a)(c),
5.50%, 3/1/25	8,000	7,345,560

		37,125,436

Machinery-Diversified—0.3%
CNH Industrial Capital LLC,
4.375%, 4/5/22	2,675	2,802,053

Media—3.8%
AMC Networks, Inc.,
4.75%, 12/15/22	878	877,759
5.00%, 4/1/24	29,621	29,417,356
Clear Channel Worldwide Holdings, Inc.,
9.25%, 2/15/24	2,243	2,086,517
Sinclair Television Group, Inc. (a)(c),
5.625%, 8/1/24	1,650	1,588,298

		33,969,930

Miscellaneous Manufacturing—1.8%
Hillenbrand, Inc.,
5.75%, 6/15/25	2,000	2,072,500
LSB Industries, Inc. (a)(c),
9.625%, 5/1/23	15,100	14,591,960

		16,664,460

	Principal Amount (000s)	Value^
Oil, Gas & Consumable Fuels—9.2%
AmeriGas Partners L.P.,
5.50%, 5/20/25	$2,102	2,171,608
5.625%, 5/20/24	5,760	5,992,186
CVR Energy, Inc. (a)(c),
5.25%, 2/15/25	38,449	35,493,233
PBF Holding Co. LLC,
7.25%, 6/15/25	32,000	29,123,360
9.25%, 5/15/25 (a)(c)	4,000	4,277,500
Sunoco L.P.,
4.875%, 1/15/23	6,500	6,426,192

		83,484,079

Pipelines—9.7%
Cheniere Energy Partners LP,
5.25%, 10/1/25	13,200	13,169,640
EQM Midstream Partners LP (a)(c),
6.00%, 7/1/25	12,000	12,150,000
MPLX L.P.,
6.25%, 10/15/22	745	754,156
PBF Logistics L.P.,
6.875%, 5/15/23	11,912	11,509,255
Tallgrass Energy Partners L.P. (a)(c),
4.75%, 10/1/23	6,000	5,538,690
Targa Resources Partners L.P.,
5.25%, 5/1/23	31,420	31,023,951
6.75%, 3/15/24	13,801	13,809,488

		87,955,180

Real Estate—3.7%
Newmark Group, Inc.,
6.125%, 11/15/23	17,522	17,575,449
Realogy Group LLC (a)(c),
4.875%, 6/1/23	11,550	10,835,344
7.625%, 6/15/25	5,000	5,000,000

		33,410,793

Retail—6.5%
Beacon Roofing Supply, Inc. (a)(c),
4.50%, 11/15/26	8,606	8,471,402
eG Global Finance PLC (a)(c),
6.75%, 2/7/25	8,250	8,142,585
8.50%, 10/30/25	22,000	22,593,560
GameStop Corp. (a)(c),
6.75%, 3/15/21	9,075	7,242,985
KGA Escrow LLC (a)(c),
7.50%, 8/15/23	12,428	12,457,765

		58,908,297

Semiconductors—0.6%
ams AG (a)(c),
7.00%, 7/31/25	5,250	5,236,875

Telecommunications—4.6%
Connect Finco SARL (a)(c),
6.75%, 10/1/26	35,550	33,662,295

Schedule of Investments

AllianzGI Short Duration High Income Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	$5,830	$6,018,163
Level 3 Financing, Inc.,
5.375%, 1/15/24	1,925	1,946,454

		41,626,912

Transportation—3.5%
Fly Leasing Ltd.,
5.25%, 10/15/24	9,990	8,128,314
6.375%, 10/15/21	16,125	14,711,563
XPO Logistics, Inc. (a)(c),
6.25%, 5/1/25	1,500	1,574,063
6.75%, 8/15/24	6,900	7,246,414

		31,660,354

Total Corporate Bonds & Notes (cost—$796,280,966)		737,320,982

SENIOR LOANS (a)(b)—14.3%

Commercial Services & Supplies—8.0%
APX Group, Inc.,
5.178%, 12/31/25, 1 mo. LIBOR + 5.000%, 2020 Term Loan	31,485	29,483,093
7.25%, 12/31/25, 3 mo. Prime + 4.000%, 2020 Term Loan	21	19,458
Asurion LLC,
3.178%, 8/4/22, 1 mo. LIBOR + 3.000%, 2017 Term Loan B4	12,629	12,329,488
6.678%, 8/4/25, 1 mo. LIBOR + 6.500%, 2017 2nd Lien Term Loan	31,000	30,922,500

		72,754,539

Electric Utilities—2.0%
Calpine Corp., 1 mo. LIBOR + 2.250%, Term Loan B5,
2.43%, 1/15/24	2,961	2,866,034
Pacific Gas & Electric Company, 3 mo. LIBOR + 4.500%, 2020 Exit Term Loan B (d),
5.50%, 6/23/25	15,000	14,760,000

		17,626,034

Entertainment—0.3%
Banijay Entertainment S.A.S, USD Term Loan (d),
3.75%, 3/4/25	2,950	2,802,500

Pipelines—0.7%
Prairie ECI Acquiror LP, 1 mo. LIBOR + 4.750%, Term Loan B,
4.928%, 3/11/26	7,200	6,564,922

Retail—0.3%
Whatabrands LLC, 1 mo. LIBOR + 2.750%, 2020 Term Loan B,
2.925%, 7/31/26	2,978	2,869,140

	Principal Amount (000s)	Value^
Specialty Retail—3.0%
PetSmart, Inc., 3 mo. LIBOR + 4.000%, Consenting Term Loan,
5.00%, 3/11/22	26,985	26,702,945

Total Senior Loans (cost-$132,409,829)		129,320,080

ASSET-BACKED SECURITY—0.3%
Navajo Transitional Energy Co. LLC,
9.00%, 10/24/24 (cost—$11,106,593)	5,186	2,644,654

Repurchase Agreements—7.2%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $65,029,000; collateralized by U.S. Treasury Notes, 2.875%, due 11/30/25, valued at $66,329,605 including accrued interest (cost—$65,029,000)	65,029	65,029,000

Total Investments (cost—$1,004,826,388)—103.3%		$934,314,716

Liabilities in excess of other assets—(3.3)%		(30,279,184)

Net Assets—100.0%		$904,035,532

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $548,890,053, representing 60.7% of net assets.
(b)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on June 30, 2020.

(c)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $419,569,973, representing 46.4% of net assets.

(d)	When-issued or delayed-delivery. To be settled/delivered after June 30, 2020.
(e)	Fair-Valued—Security with a value of $4, representing less than 0.05% of net assets.
(f)	Level 3 security.

Schedule of Investments

AllianzGI Short Duration High Income Fund

June 30, 2020 (unaudited) (continued)

(g)	Variable or Floating Rate Security—Security with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2020.

Glossary:

LIBOR—London Inter-Bank Offered Rate

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Short Term Bond Fund

June 30, 2020 (unaudited)

	Principal Amount (000s)	Value^

CORPORATE BONDS & NOTES—88.9%

Aerospace & Defense—1.8%
Boeing Co.,
4.508%, 5/1/23	$200	$211,304
Raytheon Co.,
3.125%, 10/15/20	100	100,629
Spirit AeroSystems, Inc. (a)(b),
7.50%, 4/15/25	100	99,063

		410,996

Airlines—1.8%
Mileage Plus Holdings LLC (a)(b),
6.50%, 6/20/27	400	400,500

Auto Manufacturers—3.1%
Ford Motor Co.,
8.50%, 4/21/23	150	158,906
9.00%, 4/22/25	100	108,313
General Motors Co.,
5.40%, 10/2/23	400	433,592

		700,811

Banks—13.7%
Bank of America Corp.,
5.70%, 1/24/22	447	481,990
Barclays Bank PLC, 3 mo. USD-LIBOR + 0.460% (c),
1.771%, 1/11/21	100	100,231
Citigroup, Inc.,
3.142%, 1/24/23 (converts to FRN on 1/24/22) (c)	432	447,021
4.50%, 1/14/22	200	211,775
Fifth Third Bancorp,
3.50%, 3/15/22	500	523,480
Goldman Sachs Group, Inc.,
5.25%, 7/27/21	300	315,147
JPMorgan Chase & Co.,
4.625%, 5/10/21	300	310,909
Morgan Stanley,
5.50%, 7/28/21	425	447,472
PNC Financial Services Group, Inc.,
3.50%, 1/23/24	200	219,575

		3,057,600

Chemicals—0.9%
CVR Partners L.P. (a)(b),
9.25%, 6/15/23	100	98,260
Dow Chemical Co.,
3.15%, 5/15/24	100	106,675

		204,935

Commercial Services—3.0%
APX Group, Inc.,
6.75%, 2/15/27 (a)(b)	200	187,344
8.50%, 11/1/24	500	489,323

		676,667

	Principal Amount (000s)	Value^
Computers—0.9%
Apple, Inc., 3 mo. USD-LIBOR + 0.500% (c),
0.948%, 2/9/22	$200	$201,258

Containers & Packaging—0.8%
Crown Americas LLC,
4.50%, 1/15/23	75	76,734
Reynolds Group Issuer, Inc., 3 mo. LIBOR + 3.500% (a)(b)(c),
4.719%, 7/15/21	100	99,531

		176,265

Distribution/Wholesale—1.0%
Wolverine Escrow LLC (a)(b),
8.50%, 11/15/24	300	220,093

Diversified Financial Services—13.9%
AerCap Ireland Capital DAC,
4.50%, 5/15/21	245	246,692
4.50%, 9/15/23	200	200,295
4.625%, 7/1/22	150	151,388
6.50%, 7/15/25	250	262,184
Aircastle Ltd.,
4.40%, 9/25/23	400	386,166
5.00%, 4/1/23	200	196,586
Alliance Data Systems Corp. (a)(b),
4.75%, 12/15/24	500	450,625
Ally Financial, Inc.,
5.80%, 5/1/25	250	279,097
American Express Co.,
3.70%, 11/5/21	200	208,073
Capital One Financial Corp.,
4.75%, 7/15/21	130	135,561
Charles Schwab Corp.,
3.25%, 5/21/21	200	204,818
Global Aircraft Leasing Co., Ltd., PIK 7.25% (a)(b),
6.50%, 9/15/24	200	142,250
LPL Holdings, Inc. (a)(b),
5.75%, 9/15/25	250	253,904

		3,117,639

Electric Utilities—2.8%
AES Corp. (a)(b),
3.30%, 7/15/25	200	206,337
Public Service Enterprise Group, Inc.,
2.65%, 11/15/22	400	418,061

		624,398

Engineering & Construction—0.9%
PowerTeam Services LLC (a)(b),
9.033%, 12/4/25	200	204,875

Schedule of Investments

AllianzGI Short Term Bond Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^
Entertainment—1.8%
Banijay Entertainment S.A.S. U. (a)(b),
5.375%, 3/1/25	$200	$196,125
Wynn Resorts Finance LLC (a)(b),
7.75%, 4/15/25	200	202,315

		398,440

Equity Real Estate Investment Trusts (REITs)—4.6%
American Tower Corp.,
3.375%, 5/15/24	100	108,721
CC Holdings GS V LLC,
3.849%, 4/15/23	100	108,100
Crown Castle International Corp.,
5.25%, 1/15/23	550	611,651
ERP Operating L.P.,
4.625%, 12/15/21	200	209,570

		1,038,042

Food & Beverage—3.3%
General Mills, Inc.,
3.15%, 12/15/21	300	309,060
Hershey Co.,
4.125%, 12/1/20	125	126,993
J M Smucker Co.,
3.00%, 3/15/22	300	311,236

		747,289

Healthcare-Products—0.9%
Fresenius U.S. Finance II, Inc. (a)(b),
4.50%, 1/15/23	150	158,657
Medtronic, Inc.,
3.15%, 3/15/22	50	52,433

		211,090

Healthcare-Services—1.2%
HCA, Inc.,
4.75%, 5/1/23	250	270,876

Home Builders—0.5%
Picasso Finance Sub, Inc. (a)(b),
6.125%, 6/15/25	100	102,125

Insurance—5.2%
American International Group, Inc.,
3.30%, 3/1/21	500	508,614
Aon PLC,
4.00%, 11/27/23	200	218,530
Marsh & McLennan Cos., Inc.,
4.05%, 10/15/23	200	219,026
Prudential Financial, Inc.,
4.50%, 11/16/21	200	210,869

		1,157,039

Lodging—4.9%
Choice Hotels International, Inc.,
5.75%, 7/1/22	361	379,739
Hyatt Hotels Corp.,
3.375%, 7/15/23	250	251,874

	Principal Amount (000s)	Value^
Marriott International, Inc.,
3.125%, 10/15/21	$250	$250,469
3.60%, 4/15/24	100	100,536
5.75%, 5/1/25	100	109,086

		1,091,704

Machinery-Construction & Mining—0.9%
Caterpillar Financial Services Corp., 3 mo. USD-LIBOR + 0.350 (c),
0.668%, 12/7/20	200	200,263

Media—0.9%
Cox Communications, Inc. (a)(b),
3.25%, 12/15/22	200	210,911

Oil, Gas & Consumable Fuels—7.6%
CVR Energy, Inc. (a)(b),
5.25%, 2/15/25	500	461,563
Occidental Petroleum Corp.,
4.10%, 2/1/21	200	201,800
PBF Holding Co. LLC,
7.25%, 6/15/25	550	500,558
9.25%, 5/15/25 (a)(b)	500	534,687

		1,698,608

Pharmaceuticals—2.8%
Bausch Health Cos., Inc. (a)(b),
7.00%, 3/15/24	100	103,957
Pfizer, Inc.,
3.00%, 9/15/21	200	206,557
Zoetis, Inc.,
3.25%, 8/20/21	300	308,491

		619,005

Pipelines—2.5%
PBF Logistics L.P.,
6.875%, 5/15/23	576	556,525

Retail—2.1%
Dollar Tree, Inc.,
3.70%, 5/15/23	150	160,597
eG Global Finance PLC (a)(b),
8.50%, 10/30/25	200	205,396
KGA Escrow LLC (a)(b),
7.50%, 8/15/23	100	100,239

		466,232

Software—1.6%
VMware, Inc.,
2.95%, 8/21/22	350	362,215

Telecommunications—1.6%
Sprint Spectrum Co. LLC (a)(b),
3.36%, 9/20/21	156	158,544

Schedule of Investments

AllianzGI Short Term Bond Fund

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^
T-Mobile USA, Inc.,
3.50%, 4/15/25 (a)(b)	$100	$109,189
6.00%, 3/1/23	100	100,587

		368,320

Transportation—1.9%
Burlington Northern Santa Fe LLC,
4.10%, 6/1/21	200	205,130
Ryder System, Inc.,
4.625%, 6/1/25	200	223,466

		428,596

Total Corporate Bonds & Notes (cost—$18,930,764)		19,923,317

U.S. GOVERNMENT AGENCY SECURITIES—2.6%
Federal Home Loan Banks,
2.875%, 9/11/20	100	100,530
3.00%, 9/10/21	100	103,306
3.125%, 9/9/22	100	106,332
5.00%, 12/10/21	250	267,197

Total U.S. Government Agency Securities (cost—$562,777)		577,365

U.S. TREASURY OBLIGATIONS—1.3%
U.S. Treasury Notes,
2.625%, 7/31/20	200	200,406
3.125%, 5/15/21	100	102,578

Total U.S. Treasury Obligations (cost—$300,284)		302,984

Repurchase Agreements—15.2%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $3,396,000; collateralized by U.S. Treasury Notes, 3.00%, due 10/31/25, valued at $3,464,010 including accrued interest (cost—$3,396,000)	3,396	3,396,000

Total Investments (cost—$23,189,825)—108.0%		24,199,666

Liabilities in excess of other assets—(8.0)%		(1,793,746)

Net Assets—100.0%		$22,405,920

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $4,906,490, representing 21.9% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $4,906,490, representing 21.9% of net assets.

(c)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2020.

Glossary:

FRN—Floating Rate Note

LIBOR—London Inter-Bank Offered Rate

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Structured Return Fund

June 30, 2020 (unaudited)

	Principal Amount (000s)	Value^

SHORT-TERM INVESTMENTS—101.3%

U.S. Treasury Obligations (a)(b)—99.6%
U.S. Treasury Bills, 0.112%-0.130%, 7/2/20 - 7/30/20 (cost—$51,997,454)	$52,000	$51,997,454

Repurchase Agreements—1.7%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $914,000; collateralized by U.S. Treasury Notes, 3.00%, due 10/31/25, valued at $932,318 including accrued interest (cost—$914,000)	914	914,000

Total Short-Term Investments (cost—$52,911,454)		52,911,454

Total Options Purchased—1.4% (cost—$2,394,053) (c)(d)(e)		741,856

Total Investments, before options written (cost—$55,305,507)—102.7%		53,653,310

Total Options Written—(2.3)% (premiums received—$3,260,441) (c)(d)(e)		(1,198,352)

Total Investments, net of options written (cost—$52,045,066)—100.4%		52,454,958

Other liabilities in excess of other assets—(0.4)%		(223,892)

Net Assets—100.0%		$52,231,066

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Rates reflect the effective yields at purchase date.
(c)	Non-income producing.
(d)	Exchange traded-Chicago Board Options Exchange.

Schedule of Investments

AllianzGI Structured Return Fund

June 30, 2020 (unaudited) (continued)

(e)	Exchange traded option contracts outstanding at June 30, 2020:

Options purchased contracts outstanding at June 30, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Call options:
CBOE Volatility Index	70.00 USD	7/22/20	69	$6,900	$1,725	$6,129	$(4,404)
CBOE Volatility Index	80.00 USD	7/22/20	303	30,300	4,545	4,876	(331)
CBOE Volatility Index	100.00 USD	7/22/20	1,734	173,400	13,005	87,092	(74,087)
CBOE Volatility Index	80.00 USD	8/19/20	303	30,300	13,635	8,513	5,122
S&P 500 Index	3,225.00 USD	7/1/20	5	500	50	10,636	(10,586)
S&P 500 Index	3,600.00 USD	7/1/20	15	1,500	38	403	(365)
S&P 500 Index	3,700.00 USD	7/1/20	9	900	23	132	(109)
S&P 500 Index	3,210.00 USD	7/2/20	5	500	487	12,625	(12,138)
S&P 500 Index	3,550.00 USD	7/2/20	123	12,300	615	1,968	(1,353)
S&P 500 Index	3,600.00 USD	7/2/20	15	1,500	75	346	(271)
S&P 500 Index	3,700.00 USD	7/2/20	55	5,500	138	1,512	(1,374)
S&P 500 Index	3,325.00 USD	7/6/20	5	500	162	14,288	(14,126)
S&P 500 Index	3,550.00 USD	7/6/20	27	2,700	68	568	(500)
S&P 500 Index	3,700.00 USD	7/6/20	15	1,500	75	1,141	(1,066)
S&P 500 Index	3,300.00 USD	7/8/20	5	500	487	15,635	(15,148)
S&P 500 Index	3,700.00 USD	7/8/20	15	1,500	75	882	(807)
S&P 500 Index	3,700.00 USD	7/10/20	69	6,900	345	2,665	(2,320)
S&P 500 Index	3,800.00 USD	7/10/20	117	11,700	585	2,671	(2,086)
S&P 500 Index	3,700.00 USD	7/17/20	158	15,800	1,975	2,543	(568)
S&P 500 Index	3,800.00 USD	7/17/20	30	3,000	225	822	(597)
S&P 500 Index	3,850.00 USD	7/17/20	9	900	68	223	(155)
S&P 500 Index	3,700.00 USD	7/24/20	39	3,900	975	1,018	(43)
S&P 500 Index	3,250.00 USD	7/27/20	4	400	6,000	4,008	1,992
S&P 500 Index	3,800.00 USD	7/27/20	12	1,200	240	253	(13)
S&P 500 Index	3,700.00 USD	7/31/20	76	7,600	3,420	3,123	297
S&P 500 Index	3,850.00 USD	7/31/20	9	900	202	366	(164)
S&P 500 Index	3,900.00 USD	7/31/20	44	4,400	880	1,864	(984)
S&P 500 Index	3,300.00 USD	8/14/20	2	200	3,890	3,004	886
S&P 500 Index	3,900.00 USD	8/14/20	6	600	270	277	(7)

	Total call options				$54,278	$189,583	$(135,305)

Put options:
CBOE Volatility Index	17.00 USD	7/22/20	1,973	$197,300	$4,932	$29,824	$(24,892)
S&P 500 Index	2,000.00 USD	7/1/20	16	1,600	40	418	(378)
S&P 500 Index	2,810.00 USD	7/1/20	20	2,000	350	31,001	(30,651)
S&P 500 Index	2,825.00 USD	7/1/20	19	1,900	428	22,991	(22,563)
S&P 500 Index	2,850.00 USD	7/1/20	13	1,300	293	26,262	(25,969)
S&P 500 Index	2,000.00 USD	7/2/20	12	1,200	30	309	(279)
S&P 500 Index	2,425.00 USD	7/2/20	7	700	70	1,793	(1,723)
S&P 500 Index	2,450.00 USD	7/2/20	8	800	100	1,510	(1,410)
S&P 500 Index	2,600.00 USD	7/2/20	11	1,100	220	3,961	(3,741)
S&P 500 Index	2,820.00 USD	7/2/20	19	1,900	1,187	24,701	(23,514)
S&P 500 Index	2,825.00 USD	7/2/20	19	1,900	1,235	20,456	(19,221)

Schedule of Investments

AllianzGI Structured Return Fund

June 30, 2020 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Index	1,900.00 USD	7/6/20	6	$600	$45	$157	$(112)
S&P 500 Index	2,100.00 USD	7/6/20	55	5,500	688	1,207	(519)
S&P 500 Index	2,400.00 USD	7/6/20	8	800	220	1,430	(1,210)
S&P 500 Index	2,830.00 USD	7/6/20	19	1,900	2,992	21,009	(18,017)
S&P 500 Index	1,900.00 USD	7/8/20	9	900	158	154	4
S&P 500 Index	2,770.00 USD	7/8/20	12	1,200	2,670	22,368	(19,698)
S&P 500 Index	2,780.00 USD	7/8/20	31	3,100	7,362	46,692	(39,330)
S&P 500 Index	2,870.00 USD	7/8/20	19	1,900	8,930	21,624	(12,694)
S&P 500 Index	2,925.00 USD	7/8/20	10	1,000	8,150	26,027	(17,877)
S&P 500 Index	1,900.00 USD	7/10/20	4	400	110	127	(17)
S&P 500 Index	2,400.00 USD	7/10/20	58	5,800	5,945	28,077	(22,132)
S&P 500 Index	2,720.00 USD	7/10/20	19	1,900	5,462	22,160	(16,698)
S&P 500 Index	2,760.00 USD	7/10/20	19	1,900	6,745	22,149	(15,404)
S&P 500 Index	2,770.00 USD	7/10/20	24	2,400	9,000	39,065	(30,065)
S&P 500 Index	2,780.00 USD	7/13/20	12	1,200	6,360	18,937	(12,577)
S&P 500 Index	2,830.00 USD	7/13/20	7	700	5,250	10,871	(5,621)
S&P 500 Index	1,900.00 USD	7/15/20	10	1,000	475	471	4
S&P 500 Index	2,725.00 USD	7/15/20	12	1,200	6,540	22,967	(16,427)
S&P 500 Index	2,810.00 USD	7/15/20	20	2,000	18,300	58,162	(39,862)
S&P 500 Index	2,830.00 USD	7/15/20	12	1,200	12,540	19,513	(6,973)
S&P 500 Index	2,860.00 USD	7/15/20	7	700	8,960	10,540	(1,580)
S&P 500 Index	1,900.00 USD	7/17/20	8	800	480	473	7
S&P 500 Index	2,350.00 USD	7/17/20	22	2,200	3,960	11,064	(7,104)
S&P 500 Index	2,400.00 USD	7/17/20	8	800	1,640	2,934	(1,294)
S&P 500 Index	2,670.00 USD	7/17/20	12	1,200	6,180	18,493	(12,313)
S&P 500 Index	2,720.00 USD	7/17/20	12	1,200	7,980	20,123	(12,143)
S&P 500 Index	2,800.00 USD	7/17/20	10	1,000	11,200	28,951	(17,751)
S&P 500 Index	2,810.00 USD	7/17/20	10	1,000	11,300	26,801	(15,501)
S&P 500 Index	1,900.00 USD	7/20/20	2	200	155	152	3
S&P 500 Index	2,810.00 USD	7/20/20	9	900	12,285	24,757	(12,472)
S&P 500 Index	2,750.00 USD	7/22/20	9	900	10,260	27,918	(17,658)
S&P 500 Index	2,850.00 USD	7/22/20	9	900	18,000	22,843	(4,843)
S&P 500 Index	2,700.00 USD	7/24/20	9	900	9,450	23,410	(13,960)
S&P 500 Index	2,740.00 USD	7/24/20	9	900	11,565	24,190	(12,625)
S&P 500 Index	2,700.00 USD	7/27/20	7	700	8,015	13,662	(5,647)
S&P 500 Index	2,760.00 USD	7/27/20	4	400	6,220	10,552	(4,332)
S&P 500 Index	2,725.00 USD	7/29/20	7	700	10,465	12,075	(1,610)
S&P 500 Index	2,775.00 USD	7/29/20	2	200	3,850	4,960	(1,110)
S&P 500 Index	2,300.00 USD	7/31/20	15	1,500	5,475	12,556	(7,081)
S&P 500 Index	2,600.00 USD	7/31/20	2	200	1,960	7,811	(5,851)
S&P 500 Index	2,660.00 USD	7/31/20	2	200	2,550	7,278	(4,728)
S&P 500 Index	2,690.00 USD	7/31/20	11	1,100	16,115	28,513	(12,398)
S&P 500 Index	2,800.00 USD	7/31/20	3	300	7,410	8,721	(1,311)
S&P 500 Index	2,830.00 USD	7/31/20	3	300	8,535	8,222	313
S&P 500 Index	2,850.00 USD	7/31/20	6	600	18,690	18,607	83
S&P 500 Index	2,450.00 USD	8/21/20	4	400	5,220	17,140	(11,920)
S&P 500 Index	2,530.00 USD	8/21/20	2	200	3,460	9,852	(6,392)
S&P 500 Index	2,550.00 USD	8/21/20	4	400	7,420	17,941	(10,521)
S&P 500 Index	2,560.00 USD	8/21/20	2	200	3,850	8,526	(4,676)
S&P 500 Index	2,590.00 USD	8/21/20	4	400	8,580	17,351	(8,771)
S&P 500 Index	2,600.00 USD	8/21/20	2	200	4,450	8,920	(4,470)
S&P 500 Index	2,610.00 USD	8/21/20	2	200	4,610	8,276	(3,666)

Schedule of Investments

AllianzGI Structured Return Fund

June 30, 2020 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,620.00 USD	8/21/20	6	$600	$14,310	$26,685	$(12,375)
S&P 500 Index	2,625.00 USD	8/21/20	4	400	9,700	16,076	(6,376)
S&P 500 Index	2,640.00 USD	8/31/20	5	500	16,125	21,556	(5,431)
S&P 500 Index	2,690.00 USD	8/31/20	3	300	11,430	12,969	(1,539)
S&P 500 Index	2,730.00 USD	8/31/20	3	300	13,035	13,772	(737)
S&P 500 Index	2,750.00 USD	8/31/20	3	300	13,905	12,555	1,350
S&P 500 Index	2,760.00 USD	8/31/20	6	600	28,740	24,216	4,524
S&P 500 Index	2,500.00 USD	9/18/20	2	200	5,920	9,610	(3,690)
S&P 500 Index	2,530.00 USD	9/18/20	4	400	12,900	20,229	(7,329)
S&P 500 Index	2,570.00 USD	9/18/20	8	800	29,080	43,478	(14,398)
S&P 500 Index	2,575.00 USD	9/18/20	2	200	7,390	10,754	(3,364)
S&P 500 Index	2,630.00 USD	9/18/20	2	200	8,780	9,478	(698)
S&P 500 Index	2,525.00 USD	9/30/20	2	200	7,650	10,154	(2,504)
S&P 500 Index	2,560.00 USD	9/30/20	2	200	8,460	9,310	(850)
S&P 500 Mini Index	260.00 USD	7/1/20	6	600	18	634	(616)
S&P 500 Mini Index	276.00 USD	7/1/20	6	600	21	407	(386)
S&P 500 Mini Index	278.00 USD	7/1/20	24	2,400	96	1,994	(1,898)
S&P 500 Mini Index	280.00 USD	7/1/20	6	600	24	503	(479)
S&P 500 Mini Index	282.00 USD	7/1/20	6	600	24	481	(457)
S&P 500 Mini Index	295.00 USD	7/1/20	3	300	20	1,683	(1,663)
S&P 500 Mini Index	308.00 USD	7/1/20	12	1,200	1,284	5,953	(4,669)
S&P 500 Mini Index	310.00 USD	7/1/20	3	300	566	1,211	(645)
S&P 500 Mini Index	315.00 USD	7/1/20	3	300	1,740	1,592	148
S&P 500 Mini Index	316.00 USD	7/1/20	3	300	1,980	1,551	429
S&P 500 Mini Index	255.00 USD	7/2/20	6	600	21	832	(811)
S&P 500 Mini Index	259.00 USD	7/2/20	6	600	24	928	(904)
S&P 500 Mini Index	260.00 USD	7/2/20	6	600	24	739	(715)
S&P 500 Mini Index	262.00 USD	7/2/20	6	600	24	808	(784)
S&P 500 Mini Index	270.00 USD	7/2/20	6	600	27	613	(586)
S&P 500 Mini Index	278.00 USD	7/2/20	18	1,800	99	1,766	(1,667)
S&P 500 Mini Index	280.00 USD	7/2/20	12	1,200	72	1,057	(985)
S&P 500 Mini Index	281.00 USD	7/2/20	6	600	36	556	(520)
S&P 500 Mini Index	294.00 USD	7/2/20	3	300	51	1,958	(1,907)
S&P 500 Mini Index	295.00 USD	7/2/20	3	300	62	1,810	(1,748)
S&P 500 Mini Index	297.00 USD	7/2/20	3	300	84	1,823	(1,739)
S&P 500 Mini Index	305.00 USD	7/2/20	3	300	374	1,648	(1,274)
S&P 500 Mini Index	308.00 USD	7/2/20	9	900	1,881	4,816	(2,935)
S&P 500 Mini Index	315.00 USD	7/2/20	9	900	5,400	4,884	516
S&P 500 Mini Index	260.00 USD	7/6/20	12	1,200	84	1,793	(1,709)
S&P 500 Mini Index	270.00 USD	7/6/20	6	600	51	667	(616)
S&P 500 Mini Index	275.00 USD	7/6/20	18	1,800	180	1,748	(1,568)
S&P 500 Mini Index	280.00 USD	7/6/20	3	300	39	321	(282)
S&P 500 Mini Index	281.00 USD	7/6/20	6	600	81	616	(535)
S&P 500 Mini Index	295.00 USD	7/6/20	6	600	333	3,918	(3,585)
S&P 500 Mini Index	305.00 USD	7/6/20	12	1,200	2,466	6,085	(3,619)
S&P 500 Mini Index	315.00 USD	7/6/20	9	900	5,985	5,121	864
S&P 500 Mini Index	270.00 USD	7/8/20	10	1,000	155	691	(536)
S&P 500 Mini Index	275.00 USD	7/8/20	12	1,200	240	1,669	(1,429)
S&P 500 Mini Index	280.00 USD	7/8/20	6	600	162	724	(562)
S&P 500 Mini Index	281.00 USD	7/8/20	4	400	116	684	(568)
S&P 500 Mini Index	305.00 USD	7/8/20	5	500	1,425	2,646	(1,221)
S&P 500 Mini Index	310.00 USD	7/8/20	6	600	2,751	4,927	(2,176)

Schedule of Investments

AllianzGI Structured Return Fund

June 30, 2020 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Mini Index	311.00 USD	7/8/20	2	$200	$1,009	$1,480	$(471)
S&P 500 Mini Index	315.00 USD	7/8/20	3	300	2,206	1,874	332
S&P 500 Mini Index	255.00 USD	7/10/20	6	600	93	1,195	(1,102)
S&P 500 Mini Index	260.00 USD	7/10/20	16	1,600	296	914	(618)
S&P 500 Mini Index	270.00 USD	7/10/20	6	600	159	877	(718)
S&P 500 Mini Index	275.00 USD	7/10/20	14	1,400	483	1,787	(1,304)
S&P 500 Mini Index	279.00 USD	7/10/20	6	600	261	709	(448)
S&P 500 Mini Index	281.00 USD	7/10/20	4	400	200	808	(608)
S&P 500 Mini Index	305.00 USD	7/10/20	3	300	1,068	1,953	(885)
S&P 500 Mini Index	310.00 USD	7/10/20	7	700	3,727	4,763	(1,036)
S&P 500 Mini Index	311.00 USD	7/10/20	2	200	1,154	1,572	(418)
S&P 500 Mini Index	314.00 USD	7/10/20	3	300	2,208	1,749	459
S&P 500 Mini Index	315.00 USD	7/10/20	3	300	2,391	1,988	403
S&P 500 Mini Index	255.00 USD	7/13/20	20	2,000	390	1,903	(1,513)
S&P 500 Mini Index	265.00 USD	7/13/20	4	400	112	355	(243)
S&P 500 Mini Index	275.00 USD	7/13/20	11	1,100	495	1,622	(1,127)
S&P 500 Mini Index	281.00 USD	7/13/20	4	400	262	880	(618)
S&P 500 Mini Index	290.00 USD	7/13/20	3	300	383	2,020	(1,637)
S&P 500 Mini Index	293.00 USD	7/13/20	7	700	1,127	3,414	(2,287)
S&P 500 Mini Index	300.00 USD	7/13/20	2	200	552	1,222	(670)
S&P 500 Mini Index	310.00 USD	7/13/20	10	1,000	5,735	6,466	(731)
S&P 500 Mini Index	311.00 USD	7/13/20	2	200	1,235	1,636	(401)
S&P 500 Mini Index	260.00 USD	7/15/20	4	400	124	363	(239)
S&P 500 Mini Index	265.00 USD	7/15/20	4	400	152	447	(295)
S&P 500 Mini Index	270.00 USD	7/15/20	16	1,600	768	1,614	(846)
S&P 500 Mini Index	275.00 USD	7/15/20	8	800	504	1,613	(1,109)
S&P 500 Mini Index	300.00 USD	7/15/20	8	800	2,668	4,690	(2,022)
S&P 500 Mini Index	305.00 USD	7/15/20	4	400	1,838	2,669	(831)
S&P 500 Mini Index	310.00 USD	7/15/20	2	200	1,270	1,832	(562)
S&P 500 Mini Index	250.00 USD	7/17/20	6	600	177	1,105	(928)
S&P 500 Mini Index	260.00 USD	7/17/20	4	400	164	456	(292)
S&P 500 Mini Index	265.00 USD	7/17/20	4	400	202	560	(358)
S&P 500 Mini Index	270.00 USD	7/17/20	7	700	448	834	(386)
S&P 500 Mini Index	275.00 USD	7/17/20	14	1,400	1,183	2,767	(1,584)
S&P 500 Mini Index	300.00 USD	7/17/20	8	800	3,092	5,249	(2,157)
S&P 500 Mini Index	305.00 USD	7/17/20	4	400	2,064	2,836	(772)
S&P 500 Mini Index	310.00 USD	7/17/20	5	500	3,455	3,759	(304)
S&P 500 Mini Index	260.00 USD	7/20/20	4	400	186	501	(315)
S&P 500 Mini Index	265.00 USD	7/20/20	4	400	232	708	(476)
S&P 500 Mini Index	270.00 USD	7/20/20	24	2,400	1,764	3,906	(2,142)
S&P 500 Mini Index	293.00 USD	7/20/20	2	200	557	1,224	(667)
S&P 500 Mini Index	300.00 USD	7/20/20	10	1,000	4,150	6,837	(2,687)
S&P 500 Mini Index	305.00 USD	7/20/20	4	400	2,184	3,076	(892)
S&P 500 Mini Index	265.00 USD	7/22/20	8	800	560	1,462	(902)
S&P 500 Mini Index	270.00 USD	7/22/20	18	1,800	1,602	2,875	(1,273)
S&P 500 Mini Index	300.00 USD	7/22/20	13	1,300	5,921	9,748	(3,827)
S&P 500 Mini Index	260.00 USD	7/24/20	8	800	532	1,319	(787)
S&P 500 Mini Index	265.00 USD	7/24/20	4	400	332	696	(364)
S&P 500 Mini Index	270.00 USD	7/24/20	26	2,600	2,756	5,326	(2,570)
S&P 500 Mini Index	293.00 USD	7/24/20	2	200	701	1,394	(693)
S&P 500 Mini Index	295.00 USD	7/24/20	2	200	775	1,354	(579)
S&P 500 Mini Index	300.00 USD	7/24/20	13	1,300	6,454	9,418	(2,964)

Schedule of Investments

AllianzGI Structured Return Fund

June 30, 2020 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Mini Index	305.00 USD	7/24/20	2	$200	$1,266	$1,808	$(542)
S&P 500 Mini Index	255.00 USD	7/27/20	4	400	240	572	(332)
S&P 500 Mini Index	265.00 USD	7/27/20	22	2,200	2,013	3,548	(1,535)
S&P 500 Mini Index	290.00 USD	7/27/20	2	200	641	1,172	(531)
S&P 500 Mini Index	295.00 USD	7/27/20	9	900	3,694	5,604	(1,910)
S&P 500 Mini Index	300.00 USD	7/27/20	2	200	1,043	1,384	(341)
S&P 500 Mini Index	255.00 USD	7/31/20	4	400	320	740	(420)
S&P 500 Mini Index	265.00 USD	7/31/20	18	1,800	2,214	3,811	(1,597)
S&P 500 Mini Index	290.00 USD	7/31/20	2	200	784	1,334	(550)
S&P 500 Mini Index	295.00 USD	7/31/20	9	900	4,401	6,586	(2,185)
S&P 500 Mini Index	265.00 USD	8/3/20	18	1,800	2,394	3,973	(1,579)
S&P 500 Mini Index	295.00 USD	8/3/20	9	900	4,590	6,658	(2,068)
S&P 500 Mini Index	2,100.00 USD	8/21/20	7	700	3,430	137,485	(134,055)
S&P 500 Mini Index	2,200.00 USD	8/21/20	25	2,500	15,625	585,266	(569,641)

	Total put options				$687,578	$2,204,470	$(1,516,892)

	Total options purchased contracts				$741,856	$2,394,053	$(1,652,197)

Options written contracts outstanding at June 30, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
CBOE Volatility Index	62.50 USD	7/22/20	(522)	$(52,200)	$(20,880)	$(49,615)	$28,735
CBOE Volatility Index	67.50 USD	7/22/20	(435)	(43,500)	(13,050)	(52,159)	39,109
CBOE Volatility Index	60.00 USD	8/19/20	(2,625)	(262,500)	(275,625)	(472,900)	197,275
CBOE Volatility Index	65.00 USD	8/19/20	(209)	(20,900)	(17,765)	(38,854)	21,089
S&P 500 Index	3,325.00 USD	7/1/20	(20)	(2,000)	(50)	(10,294)	10,244
S&P 500 Index	3,325.00 USD	7/2/20	(42)	(4,200)	(525)	(19,139)	18,614
S&P 500 Index	3,350.00 USD	7/2/20	(5)	(500)	(50)	(1,780)	1,730
S&P 500 Index	3,350.00 USD	7/6/20	(27)	(2,700)	(675)	(9,609)	8,934
S&P 500 Index	3,450.00 USD	7/6/20	(20)	(2,000)	(200)	(13,314)	13,114
S&P 500 Index	3,425.00 USD	7/8/20	(20)	(2,000)	(350)	(14,018)	13,668
S&P 500 Index	3,375.00 USD	7/10/20	(27)	(2,700)	(1,687)	(10,905)	9,218
S&P 500 Index	3,400.00 USD	7/10/20	(9)	(900)	(405)	(8,639)	8,234
S&P 500 Index	3,425.00 USD	7/10/20	(24)	(2,400)	(780)	(17,431)	16,651
S&P 500 Index	3,400.00 USD	7/17/20	(158)	(15,800)	(21,725)	(199,380)	177,655
S&P 500 Index	3,425.00 USD	7/17/20	(30)	(3,000)	(3,075)	(29,825)	26,750
S&P 500 Index	3,475.00 USD	7/17/20	(9)	(900)	(562)	(5,194)	4,632
S&P 500 Index	3,450.00 USD	7/24/20	(39)	(3,900)	(6,338)	(38,958)	32,620
S&P 500 Index	3,400.00 USD	7/27/20	(16)	(1,600)	(4,680)	(3,374)	(1,306)
S&P 500 Index	3,450.00 USD	7/31/20	(76)	(7,600)	(19,950)	(96,156)	76,206
S&P 500 Index	3,460.00 USD	7/31/20	(9)	(900)	(2,182)	(10,261)	8,079
S&P 500 Index	3,475.00 USD	7/31/20	(21)	(2,100)	(4,463)	(21,083)	16,620
S&P 500 Index	3,500.00 USD	7/31/20	(9)	(900)	(1,575)	(7,084)	5,509
S&P 500 Index	3,525.00 USD	7/31/20	(14)	(1,400)	(2,030)	(9,043)	7,013
S&P 500 Index	3,450.00 USD	8/14/20	(8)	(800)	(4,240)	(3,343)	(897)

	Total call options				$(402,862)	$(1,142,358)	$739,496

Put options:
CBOE Volatility Index	25.00 USD	7/22/20	(1,260)	$(126,000)	$(116,550)	$(146,071)	$29,521
CBOE Volatility Index	22.00 USD	8/19/20	(223)	(22,300)	(13,380)	(15,490)	2,110
E-mini S&P 500 Index	280.00 USD	7/31/20	(27)	(2,700)	(6,696)	(10,753)	4,057
S&P 500 Index	2,870.00 USD	7/1/20	(20)	(2,000)	(600)	(42,857)	42,257

Schedule of Investments

AllianzGI Structured Return Fund

June 30, 2020 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,890.00 USD	7/1/20	(6)	$(600)	$(195)	$(10,608)	$10,413
S&P 500 Index	2,910.00 USD	7/1/20	(5)	(500)	(200)	(13,505)	13,305
S&P 500 Index	2,940.00 USD	7/1/20	(11)	(1,100)	(577)	(29,170)	28,593
S&P 500 Index	2,950.00 USD	7/1/20	(13)	(1,300)	(780)	(27,642)	26,862
S&P 500 Index	2,975.00 USD	7/1/20	(13)	(1,300)	(975)	(25,272)	24,297
S&P 500 Index	2,670.00 USD	7/2/20	(7)	(700)	(192)	(4,668)	4,476
S&P 500 Index	2,700.00 USD	7/2/20	(8)	(800)	(260)	(3,810)	3,550
S&P 500 Index	2,850.00 USD	7/2/20	(11)	(1,100)	(825)	(12,242)	11,417
S&P 500 Index	2,880.00 USD	7/2/20	(9)	(900)	(855)	(16,721)	15,866
S&P 500 Index	2,890.00 USD	7/2/20	(19)	(1,900)	(1,948)	(30,977)	29,029
S&P 500 Index	2,950.00 USD	7/2/20	(13)	(1,300)	(2,665)	(35,989)	33,324
S&P 500 Index	3,015.00 USD	7/2/20	(3)	(300)	(1,965)	(7,711)	5,746
S&P 500 Index	3,020.00 USD	7/2/20	(6)	(600)	(4,290)	(15,836)	11,546
S&P 500 Index	2,675.00 USD	7/6/20	(8)	(800)	(600)	(3,890)	3,290
S&P 500 Index	2,890.00 USD	7/6/20	(19)	(1,900)	(4,940)	(31,526)	26,586
S&P 500 Index	3,020.00 USD	7/6/20	(3)	(300)	(4,185)	(8,288)	4,103
S&P 500 Index	3,030.00 USD	7/6/20	(3)	(300)	(4,755)	(7,918)	3,163
S&P 500 Index	2,830.00 USD	7/8/20	(12)	(1,200)	(4,020)	(29,422)	25,402
S&P 500 Index	2,840.00 USD	7/8/20	(19)	(1,900)	(6,840)	(40,851)	34,011
S&P 500 Index	2,850.00 USD	7/8/20	(12)	(1,200)	(4,740)	(26,411)	21,671
S&P 500 Index	2,930.00 USD	7/8/20	(19)	(1,900)	(16,245)	(31,747)	15,502
S&P 500 Index	2,990.00 USD	7/8/20	(13)	(1,300)	(20,475)	(45,095)	24,620
S&P 500 Index	3,000.00 USD	7/8/20	(3)	(300)	(5,235)	(9,090)	3,855
S&P 500 Index	3,010.00 USD	7/8/20	(3)	(300)	(5,775)	(9,093)	3,318
S&P 500 Index	2,650.00 USD	7/10/20	(58)	(5,800)	(12,470)	(69,537)	57,067
S&P 500 Index	2,750.00 USD	7/10/20	(4)	(400)	(1,340)	(15,377)	14,037
S&P 500 Index	2,780.00 USD	7/10/20	(19)	(1,900)	(7,600)	(32,379)	24,779
S&P 500 Index	2,820.00 USD	7/10/20	(19)	(1,900)	(10,070)	(32,951)	22,881
S&P 500 Index	2,830.00 USD	7/10/20	(12)	(1,200)	(6,840)	(27,635)	20,795
S&P 500 Index	2,835.00 USD	7/10/20	(12)	(1,200)	(7,080)	(25,307)	18,227
S&P 500 Index	2,840.00 USD	7/13/20	(12)	(1,200)	(9,660)	(25,870)	16,210
S&P 500 Index	2,890.00 USD	7/13/20	(7)	(700)	(8,190)	(16,303)	8,113
S&P 500 Index	2,790.00 USD	7/15/20	(12)	(1,200)	(9,600)	(31,921)	22,321
S&P 500 Index	2,870.00 USD	7/15/20	(18)	(1,800)	(24,660)	(71,163)	46,503
S&P 500 Index	2,880.00 USD	7/15/20	(12)	(1,200)	(17,640)	(41,788)	24,148
S&P 500 Index	2,890.00 USD	7/15/20	(12)	(1,200)	(18,900)	(26,387)	7,487
S&P 500 Index	2,915.00 USD	7/15/20	(7)	(700)	(13,125)	(15,360)	2,235
S&P 500 Index	2,600.00 USD	7/17/20	(7)	(700)	(2,660)	(7,181)	4,521
S&P 500 Index	2,660.00 USD	7/17/20	(8)	(800)	(3,920)	(6,978)	3,058
S&P 500 Index	2,700.00 USD	7/17/20	(15)	(1,500)	(9,000)	(30,013)	21,013
S&P 500 Index	2,730.00 USD	7/17/20	(12)	(1,200)	(8,460)	(25,187)	16,727
S&P 500 Index	2,780.00 USD	7/17/20	(12)	(1,200)	(11,280)	(27,397)	16,117
S&P 500 Index	2,860.00 USD	7/17/20	(12)	(1,200)	(19,560)	(44,386)	24,826
S&P 500 Index	2,870.00 USD	7/17/20	(16)	(1,600)	(26,640)	(55,391)	28,751
S&P 500 Index	2,870.00 USD	7/20/20	(11)	(1,100)	(21,450)	(39,104)	17,654
S&P 500 Index	2,800.00 USD	7/22/20	(4)	(400)	(6,020)	(12,317)	6,297
S&P 500 Index	2,825.00 USD	7/22/20	(11)	(1,100)	(19,030)	(46,784)	27,754
S&P 500 Index	2,920.00 USD	7/22/20	(11)	(1,100)	(32,450)	(37,544)	5,094
S&P 500 Index	2,760.00 USD	7/24/20	(11)	(1,100)	(15,730)	(37,100)	21,370
S&P 500 Index	2,780.00 USD	7/24/20	(4)	(400)	(6,360)	(14,671)	8,311
S&P 500 Index	2,800.00 USD	7/24/20	(11)	(1,100)	(19,415)	(38,357)	18,942
S&P 500 Index	2,810.00 USD	7/27/20	(4)	(400)	(8,060)	(13,557)	5,497

Schedule of Investments

AllianzGI Structured Return Fund

June 30, 2020 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,820.00 USD	7/27/20	(13)	(1,300)	(27,560)	(44,362)	16,802
S&P 500 Index	2,840.00 USD	7/29/20	(2)	(200)	(5,290)	(6,727)	1,437
S&P 500 Index	2,850.00 USD	7/29/20	(9)	(900)	(24,975)	(28,198)	3,223
S&P 500 Index	2,880.00 USD	7/29/20	(4)	(400)	(12,840)	(12,916)	76
S&P 500 Index	2,650.00 USD	7/31/20	(15)	(1,500)	(18,375)	(38,954)	20,579
S&P 500 Index	2,750.00 USD	7/31/20	(2)	(200)	(3,900)	(8,189)	4,289
S&P 500 Index	2,790.00 USD	7/31/20	(2)	(200)	(4,710)	(7,499)	2,789
S&P 500 Mini Index	279.00 USD	7/1/20	(9)	(900)	(36)	(2,324)	2,288
S&P 500 Mini Index	293.00 USD	7/1/20	(36)	(3,600)	(198)	(7,197)	6,999
S&P 500 Mini Index	296.00 USD	7/1/20	(9)	(900)	(63)	(1,668)	1,605
S&P 500 Mini Index	300.00 USD	7/1/20	(9)	(900)	(94)	(2,108)	2,014
S&P 500 Mini Index	302.00 USD	7/1/20	(9)	(900)	(162)	(2,069)	1,907
S&P 500 Mini Index	275.00 USD	7/2/20	(9)	(900)	(45)	(2,837)	2,792
S&P 500 Mini Index	279.00 USD	7/2/20	(18)	(1,800)	(99)	(5,725)	5,626
S&P 500 Mini Index	282.00 USD	7/2/20	(9)	(900)	(36)	(2,837)	2,801
S&P 500 Mini Index	290.00 USD	7/2/20	(6)	(600)	(63)	(1,559)	1,496
S&P 500 Mini Index	293.00 USD	7/2/20	(27)	(2,700)	(405)	(6,126)	5,721
S&P 500 Mini Index	300.00 USD	7/2/20	(18)	(1,800)	(891)	(4,354)	3,463
S&P 500 Mini Index	301.00 USD	7/2/20	(9)	(900)	(544)	(2,243)	1,699
S&P 500 Mini Index	279.00 USD	7/6/20	(9)	(900)	(108)	(3,284)	3,176
S&P 500 Mini Index	290.00 USD	7/6/20	(36)	(3,600)	(1,062)	(8,303)	7,241
S&P 500 Mini Index	300.00 USD	7/6/20	(18)	(1,800)	(1,953)	(4,723)	2,770
S&P 500 Mini Index	301.00 USD	7/6/20	(9)	(900)	(1,111)	(2,414)	1,303
S&P 500 Mini Index	290.00 USD	7/8/20	(15)	(1,500)	(952)	(3,283)	2,331
S&P 500 Mini Index	295.00 USD	7/8/20	(18)	(1,800)	(1,899)	(6,964)	5,065
S&P 500 Mini Index	296.00 USD	7/8/20	(6)	(600)	(702)	(2,129)	1,427
S&P 500 Mini Index	300.00 USD	7/8/20	(9)	(900)	(1,580)	(2,730)	1,150
S&P 500 Mini Index	273.00 USD	7/10/20	(9)	(900)	(279)	(3,176)	2,897
S&P 500 Mini Index	280.00 USD	7/10/20	(18)	(1,800)	(846)	(3,328)	2,482
S&P 500 Mini Index	290.00 USD	7/10/20	(6)	(600)	(609)	(2,033)	1,424
S&P 500 Mini Index	295.00 USD	7/10/20	(13)	(1,300)	(2,028)	(4,918)	2,890
S&P 500 Mini Index	296.00 USD	7/10/20	(6)	(600)	(1,020)	(2,381)	1,361
S&P 500 Mini Index	299.00 USD	7/10/20	(9)	(900)	(1,967)	(2,565)	598
S&P 500 Mini Index	300.00 USD	7/10/20	(9)	(900)	(2,138)	(3,009)	871
S&P 500 Mini Index	278.00 USD	7/13/20	(21)	(2,100)	(1,124)	(4,164)	3,040
S&P 500 Mini Index	285.00 USD	7/13/20	(6)	(600)	(525)	(1,628)	1,103
S&P 500 Mini Index	295.00 USD	7/13/20	(30)	(3,000)	(5,640)	(9,729)	4,089
S&P 500 Mini Index	296.00 USD	7/13/20	(6)	(600)	(1,221)	(2,537)	1,316
S&P 500 Mini Index	280.00 USD	7/15/20	(6)	(600)	(519)	(1,634)	1,115
S&P 500 Mini Index	285.00 USD	7/15/20	(24)	(2,400)	(2,892)	(5,958)	3,066
S&P 500 Mini Index	290.00 USD	7/15/20	(12)	(1,200)	(2,034)	(4,121)	2,087
S&P 500 Mini Index	295.00 USD	7/15/20	(4)	(400)	(956)	(1,952)	996
S&P 500 Mini Index	280.00 USD	7/17/20	(6)	(600)	(681)	(1,859)	1,178
S&P 500 Mini Index	285.00 USD	7/17/20	(24)	(2,400)	(3,708)	(7,180)	3,472
S&P 500 Mini Index	290.00 USD	7/17/20	(9)	(900)	(1,899)	(3,365)	1,466
S&P 500 Mini Index	295.00 USD	7/17/20	(13)	(1,300)	(3,731)	(5,522)	1,791
S&P 500 Mini Index	278.00 USD	7/20/20	(6)	(600)	(687)	(1,780)	1,093
S&P 500 Mini Index	285.00 USD	7/20/20	(30)	(3,000)	(5,205)	(10,107)	4,902
S&P 500 Mini Index	290.00 USD	7/20/20	(12)	(1,200)	(2,796)	(5,039)	2,243
S&P 500 Mini Index	285.00 USD	7/22/20	(39)	(3,900)	(7,839)	(14,548)	6,709
S&P 500 Mini Index	278.00 USD	7/24/20	(6)	(600)	(960)	(2,192)	1,232
S&P 500 Mini Index	280.00 USD	7/24/20	(6)	(600)	(1,065)	(2,213)	1,148
Schedule of Investments

AllianzGI Structured Return Fund

June 30, 2020 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Mini Index	285.00 USD	7/24/20	(39)	(3,900)	(9,029)	(14,793)	5,764
S&P 500 Mini Index	290.00 USD	7/24/20	(6)	(600)	(1,803)	(3,197)	1,394
S&P 500 Mini Index	275.00 USD	7/27/20	(6)	(600)	(897)	(1,913)	1,016
S&P 500 Mini Index	280.00 USD	7/27/20	(27)	(2,700)	(5,211)	(8,431)	3,220
S&P 500 Mini Index	285.00 USD	7/27/20	(6)	(600)	(1,494)	(2,363)	869
S&P 500 Mini Index	275.00 USD	7/31/20	(6)	(600)	(1,176)	(2,315)	1,139
S&P 500 Mini Index	280.00 USD	8/3/20	(27)	(2,700)	(7,115)	(11,023)	3,908
S&P 500 Mini Index	2,100.00 USD	8/21/20	(7)	(700)	(3,395)	(42,342)	38,947
S&P 500 Mini Index	2,200.00 USD	8/21/20	(25)	(2,500)	(15,375)	(142,448)	127,073

	Total put options				$(795,490)	$(2,118,083)	$1,322,593

	Total options written contracts				$(1,198,352)	$(3,260,441)	$2,062,089

(f)	At June 30, 2020, the Fund pledged $674,735 in cash as collateral for options written.

Glossary:

CBOE—Chicago Board Options Exchange

Schedule of Investments

AllianzGI Water Fund (formerly AllianzGI Global Water Fund)†

June 30, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—97.4%

Brazil—2.8%
Cia de Saneamento Basico do Estado de Sao Paulo	1,033,900	$10,970,013
Cia de Saneamento do Parana UNIT	1,099,800	6,372,575

		17,342,588

Canada—1.3%
Algonquin Power & Utilities Corp.	657,685	8,502,042

China—2.6%
China Water Affairs Group Ltd.	8,212,000	5,940,317
Guangdong Investment Ltd.	6,036,000	10,411,426

		16,351,743

France—6.1%
Suez S.A.	1,109,262	13,037,823
Veolia Environnement S.A.	1,126,865	25,445,905

		38,483,728

Italy—1.4%
Hera SpA (b)	2,286,513	8,585,280

Netherlands—3.4%
Aalberts NV (b)	362,179	11,876,146
Arcadis NV	528,577	9,581,390

		21,457,536

Sweden—3.6%
Alfa Laval AB (b)	1,028,949	22,698,803

Switzerland—6.7%
Geberit AG	56,584	28,390,206
Georg Fischer AG	8,783	7,571,829
Landis+Gyr Group AG (b)	99,104	6,419,978

		42,382,013

United Kingdom—13.7%
Halma PLC	1,331,376	37,931,168
Pennon Group PLC	1,388,141	19,222,565
Severn Trent PLC	468,578	14,340,268
United Utilities Group PLC	1,325,295	14,891,985

		86,385,986

United States—55.8%
Agilent Technologies, Inc.	113,743	10,051,469
American States Water Co.	136,450	10,729,064
American Water Works Co., Inc.	401,184	51,616,333
California Water Service Group	262,495	12,521,012
Danaher Corp.	277,138	49,006,313
Ecolab, Inc.	67,985	13,525,616
Essential Utilities, Inc.	641,834	27,111,068
Evoqua Water Technologies Corp. (b)	474,476	8,825,254
IDEX Corp.	256,133	40,479,259
Itron, Inc. (b)	227,221	15,053,391
Mueller Water Products, Inc., Class A	928,724	8,757,867
PerkinElmer, Inc.	143,250	14,051,392

	Shares	Value^

Tetra Tech, Inc.	289,483	$22,903,895
Thermo Fisher Scientific, Inc.	76,509	27,722,271
Waste Management, Inc.	137,755	14,589,632
Xylem, Inc.	376,018	24,426,129

		351,369,965

Total Common Stock (cost—$475,631,880)		613,559,684

	Principal Amount (000s)

Repurchase Agreements—2.2%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $13,775,000; collateralized by U.S. Treasury Notes, 2.875%, due 11/30/25, valued at $14,050,559 including accrued interest (cost—$13,775,000)	$13,775	13,775,000

Total Investments (cost—$489,406,880) (a)—99.6%		627,334,684

Other assets less liabilities—0.4%		2,364,945

Net Assets—100.0%		$629,699,629

Notes to Schedule of Investments:

†	Effective February 1, 2020, the AllianzGI Global Water Fund changed its name to AllianzGI Water Fund.
(a)	Securities with an aggregate value of $236,345,089, representing 37.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

UNIT—More than one class of securities traded together

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Water Utilities	29.2%
Machinery	19.8%
Electronic Equipment, Instruments & Components	9.4%
Multi-Utilities	8.8%
Life Sciences Tools & Services	8.2%
Healthcare Equipment & Supplies	7.8%
Commercial Services & Supplies	6.0%
Building Products	4.5%
Chemicals	2.2%
Construction & Engineering	1.5%
Repurchase Agreements	2.2%
Other assets less liabilities	0.4%

100.0%

^

Portfolio securities and other financial instruments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, based on quotes or other market information obtained from quotation reporting systems, established market makers or independent pricing services. As of June 30, 2020, the Allianz Funds Multi-Strategy Trust (the “Trust”) consisted of thirty-two separate investments series (each a “Fund” and collectively the “Funds”). Investments in mutual funds are valued at the net asset value (“NAV”) as reported on each business day, and under normal circumstances. Exchange-traded funds (“ETFs”) are valued at their current market trading price. The Funds’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) of each Fund of the Trust has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available (including in cases where available market quotes are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Trust’s Valuation Committee may be selected or the Trust’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Trust’s Valuation Committee.

Short-term debt investments having a remaining maturity of 60 days or less are valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV of a Fund’s shares may change on days when an investor is not able to purchase or redeem or exchange shares.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m., Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors, where appropriate. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Investment Manager’s or the Trust’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the nine months ended June 30, 2020 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds’ valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds’ valuation procedures are designed to value a security at the price the Funds may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Funds would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

Equity Securities (Common and Preferred Stock and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities—Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations—Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps—OTC credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker/dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans generally are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at June 30, 2020 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/20
AllianzGI Retirement 2020:
Investments in Securities—Assets
Mutual Funds	$11,837,776	—	—	$11,837,776
Repurchase Agreements	—	$131,000	—	131,000

	11,837,776	131,000	—	11,968,776

Other Financial Instruments*—Assets
Market Price	6,666	—	—	6,666

Totals	$11,844,442	$131,000	—	$11,975,442

AllianzGI Retirement 2025:
Investments in Securities—Assets
Mutual Funds	$17,019,489	—	—	$17,019,489
Repurchase Agreements	—	$573,000	—	573,000

	17,019,489	573,000	—	17,592,489

Other Financial Instruments*—Assets
Market Price	8,495	—	—	8,495
Other Financial Instruments*—Liabilities
Market Price	(4,194)	—	—	(4,194)

Totals	$17,023,790	$573,000	—	$17,596,790

AllianzGI Retirement 2030:
Investments in Securities—Assets
Mutual Funds	$23,564,742	—	—	$23,564,742
Repurchase Agreements	—	$537,000	—	537,000

	23,564,742	537,000	—	24,101,742

Other Financial Instruments*—Assets
Market Price	11,652	—	—	11,652
Other Financial Instruments*—Liabilities
Market Price	(16,793)	—	—	(16,793)

Totals	$23,559,601	$537,000	—	$24,096,601

AllianzGI Retirement 2035:
Investments in Securities—Assets
Mutual Funds	$19,328,120	—	—	$19,328,120
Repurchase Agreements	—	$1,060,000	—	1,060,000

	19,328,120	1,060,000	—	20,388,120

Other Financial Instruments*—Assets
Market Price	150	—	—	150
Other Financial Instruments*—Liabilities
Market Price	(2,420)	—	—	(2,420)

Totals	$19,325,850	$1,060,000	—	$20,385,850

AllianzGI Retirement 2040:
Investments in Securities—Assets
Mutual Funds	$20,990,352	—	—	$20,990,352
Repurchase Agreements	—	$1,382,000	—	1,382,000

	20,990,352	1,382,000	—	22,372,352

Other Financial Instruments*—Liabilities
Market Price	(18,213)	—	—	(18,213)

Totals	$20,972,139	$1,382,000	—	$22,354,139

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/20
AllianzGI Retirement 2045:
Investments in Securities—Assets
Mutual Funds	$12,540,687	—	—	$12,540,687
Repurchase Agreements	—	$769,000	—	769,000

	12,540,687	769,000	—	13,309,687

Other Financial Instruments*—Assets
Market Price	3,258	—	—	3,258
Other Financial Instruments*—Liabilities
Market Price	(11,342)	—	—	(11,342)

Totals	$12,532,603	$769,000	—	$13,301,603

AllianzGI Retirement 2050:
Investments in Securities—Assets
Mutual Funds	$17,840,976	—	—	$17,840,976
Repurchase Agreements	—	$1,272,000	—	1,272,000
U.S. Treasury Obligations	—	499,682	—	499,682

	17,840,976	1,771,682	—	19,612,658

Other Financial Instruments*—Liabilities
Market Price	(25,970)	—	—	(25,970)

Totals	$17,815,006	$1,771,682	—	$19,586,688

AllianzGI Retirement 2055:
Investments in Securities—Assets
Mutual Funds	$8,660,094	—	—	$8,660,094
Repurchase Agreements	—	$1,034,000	—	1,034,000

	8,660,094	1,034,000	—	9,694,094

Other Financial Instruments*—Liabilities
Market Price	(14,594)	—	—	(14,594)

Totals	$8,645,500	$1,034,000	—	$9,679,500

AllianzGI Multi Asset Income:
Investments in Securities—Assets
Mutual Funds	$40,836,209	—	—	$40,836,209
Exchange-Traded Funds	6,450,293	—	—	6,450,293
Common Stock	5,210,392	—	—	5,210,392
Rights	19,672	—	—	19,672
Repurchase Agreements	—	$2,061,000	—	2,061,000

	52,516,566	2,061,000	—	54,577,566

Other Financial Instruments*—Assets
Interest Rate Contracts	88,932	—	—	88,932
Market Price	48,250	—	—	48,250

	137,182	—	—	137,182

Other Financial Instruments*—Liabilities
Market Price	(32,292)	—	—	(32,292)

Totals	$52,621,456	$2,061,000	—	$54,682,456

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 6/30/20
AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock:
Australia	$266,800	$2,109,742	—		$2,376,542
Austria	90,428	474,671	—		565,099
Belgium	—	569,760	—		569,760
China	1,956,217	4,386,527	$—	††	6,342,744
Denmark	—	363,415	—		363,415
France	—	5,261,108	—		5,261,108
Georgia	—	44,106	—		44,106
Germany	—	2,392,996	—		2,392,996
Greece	—	223,904	—		223,904
Hong Kong	—	576,760	—		576,760
Hungary	—	250,724	—		250,724
Indonesia	—	231,953	—		231,953
Israel	—	161,175	—		161,175
Italy	—	1,340,434	—		1,340,434
Japan	—	8,118,244	—		8,118,244
Korea (Republic of)	—	2,716,084	—		2,716,084
Malaysia	—	205,626	—		205,626
Netherlands	436,966	1,161,306	—		1,598,272
New Zealand	—	761,642	—		761,642
Norway	—	650,540	—		650,540
Poland	—	135,317	—		135,317
Portugal	—	141,750	—		141,750
Singapore	—	141,983	—		141,983
South Africa	—	877,118	—		877,118
Spain	—	1,757,763	—		1,757,763
Sweden	—	691,035	—		691,035
Switzerland	—	4,409,318	—		4,409,318
Taiwan	1,073,894	2,189,563	—		3,263,457
Thailand	—	—	165,597		165,597
Turkey	88,386	297,689	—		386,075
United Arab Emirates	—	82,922	—		82,922
United Kingdom	472,262	3,700,792	—		4,173,054
All Other	82,325,753	—	—		82,325,753
Preferred Stock:
Germany	—	413,625	—		413,625
Korea (Republic of)	—	146,390	—		146,390
All Other	740,569	—	—		740,569
Rights	21,232	—	—		21,232

Totals	$87,472,507	$46,985,982	$165,597		$134,624,086

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/20
AllianzGI Best Styles U.S. Equity:
Investments in Securities—Assets
Common Stock	$30,000,733	—	—	$30,000,733
Preferred Stock	12,650	—	—	12,650
Rights	165	—	—	165
Repurchase Agreements	—	$241,000	—	241,000

Totals	$30,013,548	$241,000	—	$30,254,548

AllianzGI Convertible:
Investments in Securities—Assets
Convertible Bonds & Notes	—	$1,244,798,794	—	$1,244,798,794
Convertible Preferred Stock:
Diversified Financial Services	—	8,912,663	—	8,912,663
All Other	$219,935,529	—	—	219,935,529
Repurchase Agreements	—	49,532,000	—	49,532,000

Totals	$219,935,529	$1,303,243,457	—	$1,523,178,986

AllianzGI Core Bond:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$21,174,549	—	$21,174,549
U.S. Government Agency Securities	—	12,074,195	—	12,074,195
U.S. Treasury Obligations	—	7,372,564	—	7,372,564
Asset-Backed Securities	—	5,891,131	—	5,891,131
Preferred Stock	$1,114,395	—	—	1,114,395
Repurchase Agreements	—	292,000	—	292,000

	1,114,395	46,804,439	—	47,918,834

Other Financial Instruments*—Assets
Credit Contracts	—	3,062	—	3,062
Interest Rate Contracts	29,415	—	—	29,415

	29,415	3,062	—	32,477

Other Financial Instruments*—Liabilities
Credit Contracts	—	(182,443)	—	(182,443)
Interest Rate Contracts	(29,266)	—	—	(29,266)

	(29,266)	(182,443)	—	(211,709)

Totals	$1,114,544	$46,625,058	—	$47,739,602

AllianzGI Core Plus Bond:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$26,749,365	—	$26,749,365
U.S. Government Agency Securities	—	11,469,524	—	11,469,524
Asset-Backed Securities	—	10,275,794	—	10,275,794
U.S. Treasury Obligations	—	6,149,549	—	6,149,549
Preferred Stock	$1,491,682	—	—	1,491,682
Repurchase Agreements	—	700,000	—	700,000

	1,491,682	55,344,232	—	56,835,914

Other Financial Instruments*—Assets
Interest Rate Contracts	22,661	—	—	22,661
Other Financial Instruments*—Liabilities
Credit Contracts	—	(404,894)	—	(404,894)
Interest Rate Contracts	(35,060)	—	—	(35,060)

	(35,060)	(404,894)	—	(439,954)

Totals	$1,479,283	$54,939,338	—	$56,418,621

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/20
AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock:
Brazil	$295,996	—	—	$295,996
Canada	277,499	—	—	277,499
China	4,630,754	$11,624,939	—	16,255,693
India	877,378	432,967	—	1,310,345
Mexico	165,064	—	—	165,064
Philippines	3,354	196,460	—	199,814
Russian Federation	552,641	—	—	552,641
Thailand	—	—	$475,895	475,895
United States	2,718,928	—	—	2,718,928
All Other	—	9,810,167	—	9,810,167
Repurchase Agreements	—	270,000	—	270,000

Totals	$9,521,614	$22,334,533	$475,895	$32,332,042

AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock:
Brazil	$72,887	—	—	$72,887
Mexico	138,120	—	—	138,120
Poland	28,838	$91,621	—	120,459
Russian Federation	—	49,558	$128,002	177,560
South Africa	252,920	93,570	—	346,490
Thailand	—	—	196,528	196,528
Turkey	83,485	182,766	—	266,251
All Other	—	4,918,903	—	4,918,903
Preferred Stock:
Brazil	168,038	—	—	168,038
Russian Federation	—	—	31,580	31,580

Totals	$744,288	$5,336,418	$356,110	$6,436,816

AllianzGI Emerging Markets SRI Debt:
Investments in Securities—Assets
Sovereign Debt Obligations	—	$21,894,336	—	$21,894,336
U.S. Treasury Obligations	—	215,953	—	215,953
Corporate Bonds & Notes	—	209,000	—	209,000
Repurchase Agreements	—	1,182,000	—	1,182,000

	—	23,501,289	—	23,501,289

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	42,612	—	42,612
Interest Rate Contracts	797	—	—	797

	797	42,612	—	43,409

Other Financial Instruments*—Liabilities
Interest Rate Contracts	(4,117)	—	—	(4,117)

Totals	$(3,320)	$23,543,901	—	$23,540,581

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/20
AllianzGI Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
Brazil	$3,685,279	—	—	$3,685,279
China	11,077,030	$39,010,804	—	50,087,834
France	559,470	535,533	—	1,095,003
Mexico	1,398,302	—	—	1,398,302
Netherlands	644,573	—	—	644,573
Russian Federation	1,045,274	1,458,610	—	2,503,884
South Africa	821,862	2,746,696	—	3,568,558
Taiwan	1,059,839	12,583,216	—	13,643,055
United States	4,800,956	—	—	4,800,956
All Other	—	32,837,510	—	32,837,510
Preferred Stock:
Brazil	415,705	—	—	415,705
Korea (Republic of)	—	1,859,937	—	1,859,937
Repurchase Agreements	—	4,834,000	—	4,834,000

Totals	$25,508,290	$95,866,306	—	$121,374,596

AllianzGI Floating Rate Note:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$11,053,171	—	$11,053,171
Mortgage-Backed Securities	—	2,070,706	—	2,070,706
Asset-Backed Securities	—	789,867	—	789,867
Repurchase Agreements	—	124,000	—	124,000

	—	14,037,744	—	14,037,744

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	25,555	—	25,555
Interest Rate Contracts	94	—	—	94

	94	25,555	—	25,649

Other Financial Instruments*—Liabilities
Interest Rate Contracts	(4,984)	—	—	(4,984)

Totals	$(4,890)	$14,063,299	—	$14,058,409

AllianzGI Global Allocation:
Investments in Securities—Assets
Mutual Funds	$220,307,309	—	—	$220,307,309
Corporate Bonds & Notes	—	$48,130,318	—	48,130,318
U.S. Treasury Obligations	—	957,753	—	957,753
Preferred Stock	616,441	—	—	616,441
Repurchase Agreements	—	4,379,000	—	4,379,000

	220,923,750	53,467,071	—	274,390,821

Other Financial Instruments*—Assets
Foreign Exchange Contracts	94,500	—	—	94,500
Interest Rate Contracts	111,411	—	—	111,411
Market Price	421,034	—	—	421,034

	626,945	—	—	626,945

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(21,794)	—	—	(21,794)
Interest Rate Contracts	(10,193)	—	—	(10,193)

	(31,987)	—	—	(31,987)

Totals	$221,518,708	$53,467,071	—	$274,985,779

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 6/30/20
AllianzGI Global Dynamic Allocation:
Investments in Securities—Assets
Common Stock:
Australia	$43,625	$503,108	—		$546,733
Austria	6,820	84,628	—		91,448
Belgium	—	157,863	—		157,863
China	380,793	990,171	$—	††	1,370,964
Czech Republic	—	68,843	—		68,843
Denmark	—	119,725	—		119,725
Finland	—	89,624	—		89,624
France	1,278	1,132,482	—		1,133,760
Georgia	—	6,394	—		6,394
Germany	—	670,999	—		670,999
Greece	—	34,427	—		34,427
Hong Kong	—	210,554	—		210,554
Hungary	—	77,271	—		77,271
Indonesia	—	33,698	—		33,698
Israel	—	100,927	—		100,927
Italy	—	351,287	—		351,287
Japan	—	3,200,507	—		3,200,507
Korea (Republic of)	—	512,430	—		512,430
Malaysia	—	104,742	—		104,742
Morocco	2,475	7,902	—		10,377
Netherlands	90,448	273,003	—		363,451
New Zealand	—	144,131	—		144,131
Norway	—	91,406	—		91,406
Philippines	—	67,047	—		67,047
Poland	—	49,632	—		49,632
Portugal	—	25,317	—		25,317
Russian Federation	—	3,606	—		3,606
Singapore	—	227,656	—		227,656
South Africa	—	167,447	—		167,447
Spain	12,814	328,669	—		341,483
Sweden	—	164,432	—		164,432
Switzerland	521	1,587,327	—		1,587,848
Taiwan	154,701	1,055,871	—		1,210,572
Thailand	—	—	20,603		20,603
Turkey	14,983	40,733	—		55,716
United Kingdom	57,438	749,105	—		806,543
All Other	21,963,436	—	—		21,963,436
Corporate Bonds & Notes	—	30,815,661	—		30,815,661
Mutual Funds	30,081,520	—	—		30,081,520
U.S. Treasury Obligations	—	879,750	—		879,750
Preferred Stock:
Germany	—	65,462	—		65,462
Korea (Republic of)	—	61,119	—		61,119
All Other	605,412	—	—		605,412
Rights	2,925	—	—		2,925
Repurchase Agreements	—	11,314,000	—		11,314,000

	53,419,189	56,568,956	20,603		110,008,748

Other Financial Instruments*—Assets
Credit Contracts	—	209,133	—		209,133
Interest Rate Contracts	72,569	—	—		72,569

	72,569	209,133	—		281,702

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/20
Other Financial Instruments*—Liabilities
Credit Contracts	$—	$(113,334)	$—	$(113,334)
Interest Rate Contracts	(3,480)	—	—	(3,480)
Market Price	(81,888)	—	—	(81,888)

	(85,368)	(113,334)	—	(198,702)

Totals	$53,406,390	$56,664,755	$20,603	$110,091,748

AllianzGI Global Sustainability:
Investments in Securities—Assets
Common Stock:
Australia	—	$2,704,095	—	$2,704,095
Denmark	—	2,750,472	—	2,750,472
France	—	4,963,658	—	4,963,658
Germany	—	11,379,667	—	11,379,667
Hong Kong	—	2,073,644	—	2,073,644
Japan	—	8,345,962	—	8,345,962
Korea (Republic of)	—	2,452,080	—	2,452,080
Spain	—	2,005,027	—	2,005,027
Sweden	—	6,334,379	—	6,334,379
Switzerland	—	6,448,289	—	6,448,289
United Kingdom	—	15,741,181	—	15,741,181
All Other	$95,707,782	—	—	95,707,782
Repurchase Agreements	—	3,117,000	—	3,117,000

Totals	$95,707,782	$68,315,454	—	$164,023,236

AllianzGI Green Bond:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$25,222,181	—	$25,222,181
Sovereign Debt Obligations	—	3,205,249	—	3,205,249
Repurchase Agreements	—	575,000	—	575,000

	—	29,002,430	—	29,002,430

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	66,956	—	66,956
Interest Rate Contracts	105,660	—	—	105,660

	105,660	66,956	—	172,616

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(1,658)	—	(1,658)
Interest Rate Contracts	(10,367)	—	—	(10,367)

	(10,367)	(1,658)	—	(12,025)

Totals	$95,293	$29,067,728	—	$29,163,021

AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes:
Commercial Services	—	$2,551,453	$42,141	$2,593,594
Diversified Financial Services	—	4,282,501	902,973	5,185,474
Media	—	10,284,676	3	10,284,679
All Other	—	79,629,026	—	79,629,026
Preferred Stock	—	—	5,453,924	5,453,924
Common Stock	—	—	45,108	45,108
Warrants	—	—	2,497	2,497
Repurchase Agreements	—	1,903,000	—	1,903,000

Totals	—	$98,650,656	$6,446,646	$105,097,302

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/20
AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock:
Austria	$1,068,363	—	—	$1,068,363
Hong Kong	488,166	$1,211,038	—	1,699,204
All Other	—	72,131,398	—	72,131,398
Preferred Stock	—	1,374,481	—	1,374,481
Repurchase Agreements	—	287,000	—	287,000

	1,556,529	75,003,917	—	76,560,446

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(82)	—	(82)

Totals	$1,556,529	$75,003,835	—	$76,560,364

AllianzGI PerformanceFee Managed Futures Strategy:
Investments in Securities—Assets
U.S. Treasury Obligations	—	$20,183,531	—	$20,183,531
Mutual Funds	$1,247,743	—	—	1,247,743
Repurchase Agreements	—	209,000	—	209,000

	1,247,743	20,392,531	—	21,640,274

Other Financial Instruments*—Assets
Commodity Contracts	363,623	—	—	363,623
Credit Contracts	—	19,214	—	19,214
Foreign Exchange Contracts	17,490	—	—	17,490
Interest Rate Contracts	145,821	—	—	145,821
Market Price	25,177	—	—	25,177

	552,111	19,214	—	571,325

Other Financial Instruments*—Liabilities
Commodity Contracts	(664,605)	—	—	(664,605)
Foreign Exchange Contracts	(29,985)	—	—	(29,985)
Interest Rate Contracts	(1,204)	—	—	(1,204)
Market Price	(38,712)	—	—	(38,712)

	(734,506)	—	—	(734,506)

Totals	$1,065,348	$20,411,745	—	$21,477,093

AllianzGI PerformanceFee Structured US Equity:
Investments in Securities—Assets
Exchange-Traded Funds	$52,186,172	—	—	$52,186,172
Repurchase Agreements	—	$248,000	—	248,000
Options Purchased:
Market Price	312,515	—	—	312,515

	52,498,687	248,000	—	52,746,687

Investments in Securities—Liabilities
Options Written:
Market Price	(544,046)	—	—	(544,046)

Totals	$51,954,641	$248,000	—	$52,202,641

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/20
AllianzGI Preferred Securities and Income:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$20,719,536	—	$20,719,536
Preferred Stock	$4,772,933	—	—	4,772,933
Repurchase Agreements	—	133,000	—	133,000

	4,772,933	20,852,536	—	25,625,469

Other Financial Instruments*—Assets
Interest Rate Contracts	1,145	—	—	1,145
Other Financial Instruments*—Liabilities
Credit Contracts	—	(248,728)	—	(248,728)

Totals	$4,774,078	$20,603,808	—	$25,377,886

AllianzGI Short Duration High Income:
Investments in Securities—Assets
Corporate Bonds & Notes:
Coal	—	$4,667,038	$4	$4,667,042
All Other	—	732,653,940	—	732,653,940
Senior Loans	—	129,320,080	—	129,320,080
Asset-Backed Securities	—	2,644,654	—	2,644,654
Repurchase Agreements	—	65,029,000	—	65,029,000

Totals	—	$934,314,712	$4	$934,314,716

AllianzGI Short Term Bond:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$19,923,317	—	$19,923,317
U.S. Government Agency Securities	—	577,365	—	577,365
U.S. Treasury Obligations	—	302,984	—	302,984
Repurchase Agreements	—	3,396,000	—	3,396,000

Totals	—	$24,199,666	—	$24,199,666

AllianzGI Structured Return:
Investments in Securities—Assets
U.S. Treasury Obligations	—	$51,997,454	—	$51,997,454
Repurchase Agreements	—	914,000	—	914,000
Options Purchased:
Market Price	$741,856	—	—	741,856

	741,856	52,911,454	—	53,653,310

Investments in Securities—Liabilities
Options Written:
Market Price	(1,198,352)	—	—	(1,198,352)

Totals	$(456,496)	$52,911,454	—	$52,454,958

AllianzGI Water:
Investments in Securities—Assets
Common Stock:
China	—	$16,351,743	—	$16,351,743
France	—	38,483,728	—	38,483,728
Italy	—	8,585,280	—	8,585,280
Netherlands	—	21,457,536	—	21,457,536
Sweden	—	22,698,803	—	22,698,803
Switzerland	—	42,382,013	—	42,382,013
United Kingdom	—	86,385,986	—	86,385,986
All Other	$377,214,595	—	—	377,214,595
Repurchase Agreements	—	13,775,000	—	13,775,000

Totals	$377,214,595	$250,120,089	—	$627,334,684

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended June 30, 2020, was as follows:

	Beginning Balance 9/30/19		Purchases	Sales		Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 6/30/20
AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock:
China	$1,153		$—	$—	††,@	$—	$(6)	$(1,147)	$—	$—	$	—	††
Greece	—	††	—	(1,069)		—	(386,601)	387,670	—	—		—
Thailand	1,829,586		128,481	(1,756,772)		—	(85,711)	50,013	—	—		165,597

Totals	$1,830,739		$128,481	$(1,757,841)		$—	$(472,318)	$436,536	$—	$—		$165,597

	Beginning Balance 9/30/19	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 6/30/20
AllianzGI Convertible:
Investments in Securities—Assets
Convertible Bonds & Notes:
Diversified Financial Services	$3,857,048	$1,964,241	$(6,028,871)	$470	$1,249,094	$(1,041,982)	$—	$—	$—

	Beginning Balance 9/30/19	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3***	Ending Balance 6/30/20
AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock:
Philippines	$575	$—	$—	$—	$—	$2,779	$—	$(3,354)	$—
Thailand	2,327,954	9,604	(1,527,851)	—	(62,078)	(271,734)	—	—	475,895

Totals	$2,328,529	$9,604	$(1,527,851)	$—	$(62,078)	$(268,955)	$—	$(3,354)	$475,895

	Beginning Balance 9/30/19	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 6/30/20
AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock:
Russian Federation	$36,894	$151,369	$(14,140)	$—	$(4,133)	$(41,988)	$—	$—	$128,002
Thailand	496,692	—	(263,277)	—	6,304	(43,191)	—	—	196,528
Preferred Stock:
Russian Federation	221,365	—	(177,683)	—	10,639	(22,741)	—	—	31,580

Totals	$754,951	$151,369	$(455,100)	$—	$12,810	$(107,920)	$—	$—	$356,110

	Beginning Balance 9/30/19	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 6/30/20
AllianzGI Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
Russian Federation	$1,612,979	$175,198	$(2,002,959)	$—	$511,492	$(296,710)	$—	$—	$—
Rights:
Singapore	3,590	—	— #	—	—	(3,590)	—	—	—

Totals	$1,616,569	$175,198	$(2,002,959)	$—	$511,492	$(300,300)	$—	$—	$—

	Beginning Balance 9/30/19		Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 6/30/20
AllianzGI Global Dynamic Allocation:
Investments in Securities—Assets
Common Stock:
China	$34		$—	$—	$—	$—	$(34)	$—	$—	$—	††
Greece	—	††	—	(273)	—	(98,895)	99,168	—	—	—
Taiwan	7,958		—	—	—	—	(2,949)	—	(5,009)	—
Thailand	410,024		8,719	(316,621)	—	(2,758)	(78,761)	—	—	20,603
Rights:
Singapore	207		—	— #	—	—	(207)	—	—	—

Totals	$418,223		$8,719	$(316,894)	$—	$(101,653)	$17,217	$—	$(5,009)	$20,603

	Beginning Balance 9/30/19	Purchases		Sales		Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 6/30/20
AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes:
Commercial Services	$126,445	$—		$(27,988	)@	$—	$—	$(56,316)	$—	$—	$42,141
Diversified Financial Services	1,447,756	324,895	†	—		19,877	—	(889,555)	—	—	902,973
Media	3	—		—		—	—	—	—	—	3
Preferred Stock	6,148,346	—		—		—	—	(694,422)	—	—	5,453,924
Common Stock:
Aerospace & Defense	68,454	—		—		—	—	(23,354)	—	—	45,100
Banks	1	—		—		—	—	—	—	—	1
Media	7	—		—		—	—	—	—	—	7
Warrants:
Advertising	38,238	—		—		—	—	(35,743)	—	—	2,495
Media	1	—		—		—	—	1	—	—	2

Totals	$7,829,251	$324,895		$(27,988)		$19,877	$—	$(1,699,389)	$—	$—	$6,446,646

	Beginning Balance 9/30/19	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 6/30/20
AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock:
Thailand	$494,789	$—	$(279,088)	$—	$(159,143)	$(56,558)	$—	$—	$—

	Beginning Balance 9/30/19	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 6/30/20
AllianzGI Short Duration High Income:
Investments in Securities—Assets
Corporate Bonds & Notes:
Coal	$—	$	— @	$—	$—	$—	$4	$—	$—	$4

The tables above may include Level 3 investments that are valued by brokers and independent pricing services.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2020:

	Ending Balance at 6/30/20	Valuation Technique Used	Unobservable Inputs	Input Values (Ranges)
AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes:
Diversified Financial Services	$902,973	Market and Company Comparables	EV Multiples	1.03x (0.66x-1.73x)
				3.10x (1.02x-4.71x)
				0.63x (0.38x-0.78x)
			Illiquidity Discount	20%
Preferred Stock:
Media	$399,464	Market and Company Comparables	EV Multiples	0.60x (0.21x-0.95x)
			Illiquidity Discount	1%-30%
	$5,054,460	Market and Company Comparables	EV Multiples	0.60x (0.21x-0.95x)
			Illiquidity Discount	30%
Common Stock:
Aerospace & Defense	$45,100	Market and Company Comparables	EV Multiples	0.48x (0.43x-0.53x)
				4.95x (3.23x-6.33x)
				0.46x (0.39x-0.53x)
			M&A Transaction Multiples	0.80x (0.38x-2.12x)
			Illiquidity Discount	40%

The table above does not include Level 3 investments that are valued by brokers or independent pricing services.

*

Other financial instruments are derivatives, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

**	Transferred out of Level 3 and into Level 2 as a result of a security trading outside of the U.S. whose value was adjusted by the application of a modeling tool at June 30, 2020.
***	Transferred out of Level 3 and into Level 1 because an exchange traded price was available at June 30, 2020.
#	Expiration of rights.
†	Payment-in-Kind
††	Actual amount rounds to less than $1.
@	Issued or removed via corporate action.

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Funds held at June 30, 2020 was:

AllianzGI Best Styles Global Equity	$(17,209)
AllianzGI Emerging Markets Consumer	(81,976)
AllianzGI Emerging Markets Small-Cap	(63,344)
AllianzGI Global Dynamic Allocation	(9,352)
AllianzGI High Yield Bond	(1,727,378)
AllianzGI Short Duration High Income	4

At June 30, 2020, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments in securities and other financial instruments for federal income tax purposes were:

	Federal Tax Cost Basis(1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Retirement 2020	$12,027,084	$70,270	$121,912	$(51,642)
AllianzGI Retirement 2025	18,132,456	40,886	576,552	(535,666)
AllianzGI Retirement 2030	24,632,571	135,319	671,289	(535,970)
AllianzGI Retirement 2035	20,691,015	516,370	821,535	(305,165)
AllianzGI Retirement 2040	22,408,745	852,763	907,369	(54,606)
AllianzGI Retirement 2045	13,261,201	602,251	561,849	40,402
AllianzGI Retirement 2050	19,551,153	880,782	845,247	35,535
AllianzGI Retirement 2055	9,665,617	423,801	409,918	13,883
AllianzGI Multi Asset Income	55,072,882	274,268	664,694	(390,426)
AllianzGI Best Styles Global Equity	125,179,745	19,471,852	10,027,511	9,444,341
AllianzGI Best Styles U.S. Equity	25,297,646	6,612,293	1,655,391	4,956,902
AllianzGI Convertible	1,344,711,829	188,574,563	10,107,406	178,467,157
AllianzGI Core Bond	46,660,675	1,432,484	353,557	1,078,927
AllianzGI Core Plus Bond	55,912,649	1,427,982	922,010	505,972
AllianzGI Emerging Markets Consumer	25,279,594	7,870,033	817,585	7,052,448
AllianzGI Emerging Markets Small-Cap	5,765,948	1,086,696	415,828	670,868
AllianzGI Emerging Markets SRI Debt	23,040,337	813,387	313,143	500,244
AllianzGI Emerging Markets Value	106,633,705	17,875,459	3,134,568	14,740,891
AllianzGI Floating Rate Note	14,165,602	106,025	213,218	(107,193)
AllianzGI Global Allocation	271,541,481	9,443,592	5,999,294	3,444,298
AllianzGI Global Dynamic Allocation	103,411,331	10,747,922	4,067,505	6,680,417
AllianzGI Global Sustainability	147,426,329	22,968,205	6,371,298	16,596,907
AllianzGI Green Bond	28,297,904	1,075,486	210,369	865,117
AllianzGI High Yield Bond	116,131,178	2,188,057	13,221,933	(11,033,876)
AllianzGI International Small-Cap	68,448,210	14,052,943	5,940,789	8,112,154
AllianzGI PerformanceFee Managed Futures Strategy	21,672,763	57,996	253,666	(195,670)
AllianzGI PerformanceFee Structured US Equity	54,835,316	1,517,694	4,150,369	(2,632,675)
AllianzGI Preferred Securities and Income	26,360,126	340,405	1,322,645	(982,240)
AllianzGI Short Duration High Income	1,011,232,113	5,178,771	82,096,168	(76,917,397)
AllianzGI Short Term Bond	23,284,175	1,050,892	135,401	915,491
AllianzGI Structured Return	52,045,066	2,082,026	1,672,134	409,892
AllianzGI Water	492,415,843	151,193,027	16,274,186	134,918,841

(1)	Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.